Registration Nos:     2-62492
                                                         811-2865

               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF    [  X  ]
1933

          Pre Effective Amendment No.                 [     ]
          Post Effective Amendment No.   42           [  X  ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY   [  X  ]
ACT OF 1940

          Amendment No.    40                         [  X  ]

                         COLONIAL TRUST IV
       (Exact Name of Registrant as Specified in Charter)
       One Financial Center, Boston, Massachusetts  02111
             (Address of Principal Executive Office)

                          (617) 426-3750
      (Registrant's Telephone Number, Including Area Code)

Name and Address of Agent for      Copy to:
Service:

Arthur O. Stern, Esquire                 John M. Loder, Esquire
Colonial Management Associates, Inc.     Ropes & Gray
One Financial Center                     One International Place
Boston, Massachusetts  02111             Boston, Massachusetts 02110-2624


It is proposed that this filing will become effective (check appropriate box):
[     ]   immediately upon filing pursuant to paragraph (b).
[  X  ]   on March 29, 1996 pursuant to paragraph (b).
[     ]   60 days after filing pursuant to paragraph (a)(2).
[     ]   on (date) pursuant to paragraph (a)(1) of Rule 485.
[     ]   75 days after filing pursuant to paragraph (a)(2).
[     ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[     ]   this post-effective amendment designates a
          new effective date for a previously filed post-effective amendment.

               DECLARATION PURSUANT TO RULE 24f-2
   The Registrant has registered an indefinite number of its shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. On or about January 26, 1996, the Registrant filed a Rule 24f-2 Notice in respect of its fiscal year ended November 30, 1995.



                        COLONIAL TRUST IV
                      Cross Reference Sheet
              Colonial Intermediate Tax-Exempt Fund
               Colonial Short-Term Tax-Exempt Fund
              --------------------------------------

Item Number of Form N1A    Location or Caption in
                           Prospectus

Part A

    1.                     Cover Page
    2.                     Summary of Expenses
    3.                     The Funds' Financial History
    4.                     The Funds' Investment Objectives;
                           Organization and History; How the
                           Funds Pursue their Objectives
    5.                     Cover Page; How the Funds are
                           Managed; Organization and
                           History; The Funds' Investment
                           Objectives; Back Cover
    6.                     Organization and History;
                           Distributions and Taxes; How to
                           Buy Shares
    7.                     Cover Page; Summary of Expenses;
                           How to Buy Shares; How the Funds
                           Value their Shares; 12b-1 Plans;
                           Back Cover
    8. Summary of Expenses; How to Sell Shares; How to Exchange Shares; Telephone Transactions
    9.                     Not Applicable


March 29, 1996


COLONIAL INTERMEDIATE
TAX-EXEMPT FUND

COLONIAL SHORT-TERM
TAX-EXEMPT FUND

PROSPECTUS

BEFORE YOU INVEST

Colonial Management Associates, Inc. (Adviser) and your full-service financial adviser want you to understand both the risks and benefits of mutual fund investing.


While mutual funds offer significant opportunities and are professionally managed, they also carry risks including possible loss of principal. Unlike savings accounts and certificates of deposit, mutual funds are not insured or guaranteed by any financial institution or government agency.


Please consult your full-service financial adviser to determine how investing in this mutual fund may suit your unique needs, time horizon and risk tolerance.


Contents                                            Page
Summary of  Expenses
The Funds' Financial  History
The Funds' Investment  Objectives
How the Funds  Pursue their  Objectives
How the Funds  Measure their  Performance
How the Funds are  Managed
How the Funds  Value their  Shares
Distributions and  Taxes
How to  Buy  Shares
How to  Sell  Shares
How to  Exchange  Shares
Telephone  Transactions
12b-1  Plans
Organization and  History


Colonial Intermediate Tax-Exempt Fund (Intermediate Fund) and Colonial Short-Term Tax-Exempt Fund (Short-Term Fund) (Funds), are diversified funds of Colonial Trust IV (Trust), an open-end management investment company.


IS-01/926B-0396


The Intermediate Fund seeks as high a level of after-tax total return as is consistent with moderate volatility, by pursuing current income exempt from federal income tax and opportunities for appreciation from a portfolio primarily invested in investment-grade, intermediate-term municipal bonds. The Short-Term Fund seeks as high a level of current income exempt from federal income tax as is consistent with relatively low volatility by investing primarily in investment-grade short-term municipal securities. The Funds are managed by the Adviser, an investment adviser since 1931.


This Prospectus explains concisely what you should know before investing in the Funds. Read it carefully and retain it for future reference. More detailed information about the Funds is in the March 29, 1996 Statement of Additional Information, which has been filed with the Securities and Exchange Commission and is obtainable free of charge by calling the Adviser at 1-800-248-2828. The Statement of Additional Information is incorporated by reference in (which means it is considered to be part of) this Prospectus.


The Intermediate Fund offers two classes of shares. Class A shares are offered at net asset value plus a sales charge imposed at the time of purchase; Class B shares are offered at net asset value and, in addition, are subject to an annual distribution fee and a declining contingent deferred sales charge on redemptions made within four years after purchase. Class B shares automatically convert to Class A shares after approximately eight years. The Short-Term Fund only offers Class A shares. See "How to Buy Shares."


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR INSURED BY, ANY BANK OR GOVERNMENT AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF EXPENSES

Expenses are one of several factors to consider when investing in the Funds. The following tables summarize your maximum transaction costs and your annual expenses for an investment in each Class of the Funds' shares. See "How the Funds are Managed" and "12b-1 Plans" for more complete descriptions of the Funds' various costs and expenses.


Shareholder Transaction Expenses (1)(2)


                                  Intermediate       Short-Term
                                      Fund             Fund

                               Class A    Class B      Class A

Maximum Initial Sales
 Charge Imposed on a
 purchase (as a % of
 offering price) (3)             3.25%     0.00%(5)      1.00%
Maximum Contingent Deferred
 Sales Charges (as a % of
 offering price)(3)             1.00%(4)    4.00%       0.90%(4)


 (1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Sell Shares."

 (2) Redemption proceeds exceeding $5,000 sent via federal funds wire will be subject to a $7.50 charge per transaction.
(3)  Does not apply to reinvested distributions.

(4) Only with respect to any portion of purchases of $1 million to $5 million redeemed within approximately 18 months after purchase. See "How to Buy Shares."

(5) Because of the 0.65% distribution fee applicable to Class B shares, long-term Class B shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc. However, because the Fund's Class B shares automatically convert to Class A shares after approximately 8 years, this is less likely for Class B shares than for a class without a conversion feature.


Annual Operating Expenses (as a % of average net assets)


                               Intermediate            Short-Term
                                   Fund                   Fund
                          Class A        Class B        Class A

Management fee
 (after expense             0.00%         0.00%          0.00%
 waiver)
12b-1 fees                  0.20          0.85           0.10
Other expenses              0.40(6)       0.40(6)        0.40
                            -----         -----          -----
Total operating
  expenses                 0.60%(7)       1.25%(7)       0.50%(8)
                          ======         ======          ======

(6)   After expense waiver.

(7) Prior to August 1, 1995, the Adviser had voluntarily agreed to reimburse the Intermediate Fund for all expenses (exclusive of 12b-1 fees, brokerage commissions, interest, taxes and extraordinary expenses, if any). Effective August 1, 1995, the Adviser has voluntarily agreed to reimburse the Fund's expenses to the extent total expenses (exclusive of 12b-1 fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 0.40% annually of the Fund's average net assets. This agreement may be revoked at any time. Absent such agreement, the "Management fee" would have been 0.55%, "Other expenses" would have been 0.57% for each Class, and "Total operating expenses" would have been 1.32% for Class A and 1.97% for Class B. Amounts in the table reflect the aggregate operating expenses incurred by the Fund during the fiscal year ended November 30, 1995, adjusted to reflect the current expense limit of the Fund.


(8) The Adviser has voluntarily agreed to reimburse the Short-Term Fund's expenses to the extent total expenses (exclusive of the 12b-1 fee, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 0.40% annually of the Fund's average net assets. This agreement may be revoked at any time. Absent such agreement, the "Management fee" would have been 0.50%, "Other expenses" would have been 0.88%, and "Total operating expenses" would have been 1.48%.

Example

The following Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in each Class of shares of the Funds for the periods specified, assuming a 5% annual return and, unless otherwise noted, redemption at period end. The 5% return and expenses used in this Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary:

                                                 Short-Term
                   Intermediate Fund                Fund

             Class A              Class B          Class A
Period:                     (9)         (10)
1 year        $38          $53          $13          $15
3 years        51           60           40           26
5 years        65           69           69           38
10 years      105          133(11)      133(11)       72


(9)   Assumes redemption at period end.
(10)  Assumes no redemption.
(11) Class B shares automatically convert to Class A shares after approximately 8 years; therefore, years 9 and 10 reflect Class A share expenses.


Without voluntary fee reduction, the Intermediate Fund's amounts would be $45, $73, $102 and $186 for Class A shares for 1, 3, 5 and 10 years, respectively; $60, $82, $106 and $213 for Class B shares assuming redemptions for 1, 3, 5, and 10 years, respectively; and $20, $62, $106 and $213 for Class B shares assuming no redemptions for 1, 3, 5 and 10 years, respectively. The 10 year amounts for Class B share convert to Class A shares after approximately 8 years; therefore, years 9 and 10 reflect Class A expenses


Without voluntary fee reduction, the Short Term Fund's amounts would be $25, $56, $90 and $185 for Class A shares for 1, 3, 5 and 10 years, respectively.



THE FUNDS' FINANCIAL HISTORY


The following schedules of financial highlights for a share outstanding throughout each period have been audited by Price Waterhouse LLP, independent accountants. Their unqualified report is included in the Funds' 1995 Annual
Report and is incorporated by reference into the Statement of Additional Information. The Funds adopted their current objectives on May 31, 1995. The data presented for periods prior to May 31, 1995, represent operations under earlier objectives and policies.


                                                                  Intermediate Fund
                                         --------------------------------------------------------------------------------
                                                                                                    Period ended
                                                       Year ended November 30                       November 30
                                                   1995                       1994                     1993(b)
                                         -------------------------  -------------------------   -------------------------
                                          Class A       Class B      Class A       Class B       Class A       Class B
Net asset value - Beginning of period     $7.210        $7.210       $7.810        $7.810        $7.500        $7.500
                                          =======       =======      =======       =======       =======       ======
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                  0.387         0.338       0.366         0.317         0.305         0.263
Net realized and unrealized
  gain (loss)                              0.641         0.641      (0.596)       (0.596)        0.302         0.302
                                           ------        ------     -------       -------        ------        -----
Total from Investment Operations           1.028         0.979      (0.230)       (0.279)        0.607         0.565
                                           ------        ------     -------       -------        ------        -----
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS:
From net investment income                 (0.388)       (0.339)    (0.370)       (0.321)       (0.297)       (0.255)
                                           -------       -------    -------       -------       -------       -------
Net asset value - End of period            $7.850        $7.850     $7.210        $7.210        $7.810        $7.810
                                           =======       =======    =======       =======       =======       ======
Total return (c)(d)                        14.56%        13.82%     (3.05)%       (3.68)%        8.18%(e)      7.61%(e)
                                           ======        ======     =======       =======        =====         =====
RATIOS TO AVERAGE NET ASSETS:
Expenses                                    0.36%(f)      1.01%(f)   0.20%         0.85%         0.20%(g)       0.85%(g)
Fees and expenses waived
 or borne by the Adviser                    0.96%(f)      0.96%(f)   1.07%         1.07%         1.33%(g)       1.33%(g)
Net investment income                       5.03%(f)      4.38%(f)   4.85%         4.20%         4.53%(g)       3.88%(g)
Portfolio turnover                            69%           69%        26%           26%            5%(g)          5%(g)
Net assets at end of period ($000)       $13,317       $14,820    $16,791       $14,138       $14,700         $9,396
---------------------------------
(a)     Net of fees and expenses waived or
        borne by the Adviser which amounted to  $0.074      $0.074      $0.080        $0.080       $0.090        $0.090
(b)     The Fund commenced investment operations on February 1, 1993.
(c)     Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)     Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)     Not annualized.
(f)     The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(g)     Annualized.

THE FUNDS' FINANCIAL HISTORY cont'd

                                                              Short-Term Fund
                                                --------------------------------------------
                                                        Year ended             Period ended
                                                        November 30            November 30
                                                    1995           1994           1993(b)
                                                 -----------    -----------   ---------------
                                                 Class A        Class A        Class A
Net asset value - Beginning of period             $7.420         $7.530         $7.500
                                                  =======        =======        ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                           0.289          0.215          0.196
Net realized and unrealized
  gain (loss)                                      0.111         (0.105)         0.012
                                                   ------        -------         -----
Total from Investment Operations                   0.400          0.110          0.208
                                                   ------         ------         -----
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS:
From net investment income                        (0.290)        (0.220)        (0.178)
                                                  -------        -------        -------
Net asset value - End of period                   $7.530         $7.420         $7.530
                                                  =======        =======        ======
Total return (c)(d)                                5.47%          1.48%          2.80%(e)
                                                   =====          =====          =====
RATIOS TO AVERAGE NET ASSETS:
Expenses                                           0.50%(f)       0.50%          0.50%(g)
Fees and expenses waived
  or borne by the Adviser                          0.98%(f)       0.85%          1.92%(g)
Net investment income                              3.74%(f)       2.97%          2.85%(g)
Portfolio turnover                                  123%            16%            22%(g)
Net assets at end of period ($000)              $11,756        $13,763         $4,961
---------------------------------
(a)     Net of fees and expenses waived or
        borne by the Adviser which amounted to   $0.076         $0.063          $0.132
(b)     The Fund commenced investment operations on February 1, 1993.
(c)     Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent  deferred  sales charge.
(d)     Had the Adviser not waived or  reimbursed  a portion of  expenses, total return would have been reduced.
(e)     Not annualized.
(f)     The benefits derived from custody credits and directed brokerage arrangements had no impact .  Prior years' ratios are net of benefits received, if any.
(g)     Annualized.

Further performance information is contained in the Funds' Annual Report to shareholders, which is obtainable free of charge by calling 1-800-248-2828.

THE FUNDS' INVESTMENT OBJECTIVES

The Intermediate Fund seeks as high a level of after-tax total return as is consistent with moderate volatility, by pursuing current income exempt from federal income tax and opportunities for appreciation from a portfolio primarily invested in investment-grade, intermediate-term municipal bonds. The Short-Term Fund seeks as high a level of current income exempt from federal income tax as is consistent with relatively low volatility by investing primarily in investment-grade short-term municipal securities.


HOW THE FUNDS PURSUE THEIR OBJECTIVES AND CERTAIN RISK FACTORS

Each Fund normally invests substantially all its assets in investment grade tax-exempt bonds. In this Prospectus, "tax-exempt bonds" means debt securities, the interest on which is, in the issuer's counsel's opinion, exempt from federal income taxes. The Intermediate Fund may invest in bonds of any maturity. The weighted average maturity will normally range from 3 to 10 years. The Short-Term Fund may invest in bonds with maturities of 3 years or less. The weighted average maturity will normally be approximately two years. Tax-exempt bonds may include fixed, variable or floating rate general obligation and revenue bonds (including municipal lease obligations and resource recovery bonds); zero coupon and asset-backed securities; inverse floating obligations; tax, revenue or bond anticipation notes; and tax-exempt commercial paper. Each Fund may buy or sell securities on a delayed-delivery basis and may purchase when-issued securities and securities restricted as to resale. Many bonds have call features that require the Fund to tender the bond back to the issuer at the issuer's request. If a bond is called, the Fund may be able to invest the proceeds at lower yields.

Investment grade securities are rated Baa or higher by Moody's or BBB or higher by S&P or unrated securities determined by the Adviser to be of comparable quality. Bonds rated Baa or BBB are considered to have some speculative characteristics and could be more adversely affected by unfavorable economic developments than higher rated bonds. Neither Fund is required to sell a security when its rating is reduced. Each Fund currently intends to limit its investments in unrated bonds to less than 25% of total assets.

The value of debt securities (and thus Fund shares) usually fluctuates inversely to changes in interest rates. "Inverse floating obligations," also known as "residual interest bonds," represent interests in tax-exempt bonds. These securities carry interest rates that vary inversely to changes in market interest rates. Such securities have investment characteristics similar to investment leverage. Their market values are subject to greater risks of fluctuation than securities bearing a fixed rate of interest which may lead to greater fluctuation in the value of Fund shares.

"Asset-backed securities" are interests in pools of debt securities. Principal and interest payments on the underlying debt are passed through to the holders of the asset-backed securities. A pool may issue more than one class of asset-backed securities, representing different rights to receive principal and/or interest. Principal on the asset-backed securities may be prepaid if the underlying debt securities are prepaid. As a result, these securities may not increase in value when interest rates fall. The Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

Certain bonds do not pay interest in cash on a current basis. However, each Fund will accrue and distribute this interest on a current basis, and may have to sell securities to generate cash for distributions.

A portion of each Fund's assets may be held in cash or invested in short-term securities for day-to-day operating purposes. Each Fund intends that its short-term investments will be tax-exempt, but if suitable tax-exempt securities are not available or are available only on a when-issued basis, each Fund may invest up to 20% of its assets in repurchase agreements; short-term taxable obligations rated A-1+ of banks which have or whose parent holding companies have long-term debt ratings of AAA, or of corporations with long-term debt ratings of AAA; and securities of the U.S. Government. Based on the Adviser's determination, each Fund may temporarily invest more than 20% of its assets in such taxable obligations for defensive purposes. Each Fund's policy is not to concentrate in any industry, but it may invest up to 25% of its assets in industrial development revenue bonds based on the credit of private entities in any one industry (governmental issuers are not considered to be part of any "industry"). As a fundamental policy, each Fund normally limits investments in securities subject to the federal alternative minimum tax to a maximum of 20% of total assets.

When-Issued And Delayed Delivery Securities. Each Fund may acquire without limit securities on a "when-issued" basis by contracting to purchase securities for a fixed price on a date beyond the customary settlement time with no interest accruing until settlement. Assets equal in value are segregated at the custodian. If made through a dealer, the contract is dependent on the dealer's consummation of the sale. The dealer's failure could deprive the Fund of an advantageous yield or price. These contracts involve the risk that the value of the underlying security may change prior to settlement. The Fund may realize short-term profits or losses if the contracts are sold.

Options and Futures. For hedging purposes, each Fund may purchase or sell interest rate and tax-exempt bond index futures contracts. A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash at the time and in the amount specified in the contract. Although most futures contracts call for the delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. If the price of the initial sale of the futures contract exceeds (or is less than) the price of the offsetting purchase, the Fund realizes a gain (or loss). Futures contracts are either covered (by holding the securities deliverable under the contract) or assets equal in value are segregated in an account at the custodian.

For hedging purposes, each Fund also may purchase or sell put and call options on futures contracts and purchase put options on debt securities. A call option gives the purchaser the right to buy a security from, and a put option the right to sell a security or contract to, the option writer at a specified price, on or before a specified date. Each Fund will pay a premium when purchasing an option, which reduces the Fund's return on the underlying security if the option is exercised and results in a loss if the option expires unexercised, and will receive a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. If the Fund is unable to close out an unexpired option, the Fund must continue to hold the underlying security until the option expires.

A Fund may not purchase or sell futures or related options if immediately thereafter the sum of the amount of deposits for initial margin or premiums on the existing futures and options would exceed 5% of the market value of the Fund's total assets. Transactions in futures and related options involve the risk of (1) imperfect correlation between the price movement of the contracts and the underlying securities, (2) significant price movement in one but not the other market because of different trading hours, (3) the possible absence of a liquid secondary market at any point in time, and (4) failure of the other party to the transaction to fulfill its obligations. Also, if the Adviser's prediction on interest rates is inaccurate, the Fund may be worse off than if it had not hedged.


Borrowing of Money. The Fund may borrow from banks for temporary or emergency purposes up to 10% of its net assets; however, it will not purchase additional portfolio securities while borrowings exceed 5% of net assets.


Short-Term Trading. The Funds may trade portfolio securities for short-term profits to take advantage of price differentials. These trades are limited by certain Internal Revenue Code requirements. High portfolio turnover may result in higher transaction costs and higher levels of realized capital gains.


Other. The Funds may not always achieve their investment objectives. The Funds' investment objectives and nonfundamental policies may be changed without shareholder approval. Each Fund will notify investors at least 30 days prior to any material change in its investment objectives. If there is a change in the investment objectives, shareholders should consider whether their Fund remains an appropriate investment in light of their financial position and needs. Shareholders may incur a contingent deferred sales charge if shares are redeemed in response to a change in objectives. Each Fund has a fundamental policy of investing under normal circumstances at least 80% of its total assets in tax-exempt bonds. This policy and each Fund's other fundamental policies listed in the Statement of Additional Information cannot be changed without the approval of a majority of such Fund's outstanding voting securities. Additional information concerning certain of the securities and investment techniques described above is contained in the Statement of Additional Information.


HOW THE FUNDS MEASURE THEIR PERFORMANCE

Performance may be quoted in sales literature and advertisements. Each Class's average annual total returns are calculated in accordance with the Securities and Exchange Commission's formula and assume the reinvestment of all distributions, the maximum initial sales charge of 3.25% on Class A shares for the Intermediate Fund or 1.00% on Class A shares for the Short-Term Fund, and the contingent deferred sales charge applicable to the time period quoted on Class B shares for the Intermediate Fund. Other total returns differ from average annual total return only in that they may relate to different time periods, may represent aggregate as opposed to average annual total returns and may not reflect the initial or contingent deferred sales charges.


Each Fund's Class's yield and tax-equivalent yield, which differ from total return because they do not consider the change in net asset value, are calculated in accordance with the Securities and Exchange Commission's formula. Each Class's distribution rate is calculated by dividing the most recent month's distribution, annualized, by the maximum offering price of that Class at the end of the month. Each Class's performance may be compared to various indices. Quotations from various publications may be included in sales literature and advertisements. See "Performance Measures" in the Statement of Additional Information for more information.

All performance information is historical and does not predict future results.

HOW THE FUNDS ARE MANAGED

The Trustees formulate the Funds' general policies and oversee the Funds' affairs as conducted by the Adviser.


The Adviser is a subsidiary of The Colonial Group, Inc. Colonial Investment Services, Inc. (Distributor), is a subsidiary of the Adviser and serves as the distributor for the Funds' shares. Colonial Investors Service Center, Inc. (Transfer Agent), an affiliate of the Adviser, serves as the shareholder services and transfer agent for the Funds. The Colonial Group, Inc. is a direct subsidiary of Liberty Financial Companies, Inc. which in turn is an indirect subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is considered to be the controlling entity of the Adviser and its affiliates. Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S.


The Adviser furnishes each Fund with investment management, accounting and administrative personnel and services, office space and other equipment and services at the Adviser's expense. For these services, the Intermediate Fund and the Short-Term Fund pay the Adviser an annual fee of 0.55% and 0.50%, respectively, of their average daily net assets.


William C. Loring, Vice President of the Adviser, has managed the Funds since their inception and various other Colonial tax-exempt funds since 1986.

The Adviser also provides pricing and bookkeeping services to each Fund for a monthly fee of $2,250 plus a percentage of each Fund's average net assets over $50 million. The Transfer Agent provides transfer agency and shareholder services to each Fund for a fee of 0.14% annually of average net assets plus certain out-of-pocket expenses.


Each of the foregoing fees is subject to any reimbursement or fee waiver to which the Adviser may agree.

The Adviser places all orders for the purchase and sale of portfolio securities. In selecting broker-dealers, the Adviser may consider research and brokerage services furnished to it and its affiliates. Subject to seeking best execution, the Adviser may consider sales of shares of the Funds (and of certain other Colonial funds) in selecting broker-dealers for portfolio security transactions.

HOW THE FUNDS VALUE THEIR SHARES


Per share net asset value is calculated by dividing the total value of each Class's net assets by its number of outstanding shares. Shares of the Funds are valued as of the close of the New York Stock Exchange (Exchange) each day the Exchange is open. Portfolio securities for which quotations are readily available are valued at market. Short-term investments maturing in 60 days or less are valued at amortized cost when it is determined, pursuant to procedures adopted by the Trustees, that such cost approximates market value. All other securities and assets are valued at fair value following procedures adopted by the Trustees.

DISTRIBUTIONS AND TAXES

Each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and to distribute to shareholders virtually all net income and any net realized gain at least annually.


Each Fund generally declares distributions daily and pays them monthly. Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash to shareholders but will be invested in additional shares of the same Class of the Fund at the net asset value. To change your election, call the Transfer Agent for information. Although each Fund's distributions of interest from tax-exempt bonds will not be subject to regular federal income tax, a portion of such interest may be included in computing a shareholder's federal alternative minimum tax liability. In addition, shareholders will generally be subject to state and local income taxes on distributions they receive from each Fund. Furthermore, capital gains distributions by each Fund will generally be subject to federal, state and local income taxes. If the Funds make taxable distributions, they will generally be taxable whether you receive them in cash or in additional Fund shares; you must report them as taxable income unless you are a tax-exempt institution. Social security benefits may be taxed as a result of receiving tax-exempt income. Each January information on the amount and nature of distributions for the prior year is sent to shareholders.


HOW TO BUY SHARES


Shares of the Funds are offered continuously. Orders received in good form prior to the time at which the Funds value their shares (or placed with a financial service firm before such time and transmitted by the financial service firm before the Funds process that day's share transactions) will be processed based on that day's closing net asset value, plus any applicable initial sales charge.


The minimum initial investment is $1,000; subsequent investments may be as small as $50. The minimum initial investment for the Colonial Fundamatic program is $50; and the minimum initial investment for a Colonial retirement account is $25. Certificates will not be issued for Class B shares and there are some limitations on the issuance of Class A certificates. Each Fund may refuse any purchase order for its shares. See the Statement of Additional Information for more information.


Intermediate Fund. The Intermediate Fund's Class A shares are offered at net asset value, subject to a 0.20% annual service fee, plus an initial or a contingent deferred sales charge as follows:



                                  Initial Sales Charge
                            -----------------------------------
                                                   Retained
                                                      by
                                                   Financial
                                                    Service
                                                     Firm
                                  as % of          as % of
                            --------------------
                            Amount     Offering    Offering
 Amount Purchased           Invested     Price       Price

 Less than $100,000           3.35%      3.25%       3.00%
 $100,000 to less than
     $250,000                 2.56%      2.50%       2.25%
 $250,000 to less than
     $500,000                 2.04%      2.00%       1.75%
 $500,000 to less
    than $1,000,000           1.52%      1.50%       1.25%
 $1,000,000 or more           0.00%      0.00%       0.00%

On purchases of $1 million or more, the Distributor pays the financial service firm a cumulative commission as follows:

Amount Purchased                    Commission

First $3,000,000                      1.00%
Next $2,000,000                       0.50%
Over $5,000,000                       0.25%(1)

(1)    Paid over 12 months but only to the extent the shares remain outstanding.


Purchases of $1 million to $5 million are subject to a 1.00% contingent deferred sales charge payable to the Distributor on redemptions within 18 months from the first day of the month following the purchase. The contingent deferred sales charge does not apply to the excess of any purchase over $5 million.




Class B Shares. Class B shares are offered at net asset value, without an initial sales charge, subject to a 0.65% annual distribution fee for approximately eight years (at which time they convert to Class A shares not bearing a distribution fee), a 0.20% annual service fee and a declining contingent deferred sales charge if redeemed within 4four years after purchase. As shown below, the amount of the contingent deferred sales charge depends on the number of years after purchase that the redemption occurs:


          Years               Contingent Deferred
     After Purchase              Sales Charge

           0-1                       4.00%
           1-2                       3.00%
           2-3                       2.00%
           3-4                       1.00%
       More than 4                   0.00%

Year one ends one year after the end of the month in which the purchase was accepted and so on. The Distributor pays financial service firms a commission of 3.00% on Class B share purchases.


Short-Term Fund. The Short-Term Fund's Class A shares are offered at net asset value, subject to a 0.10% annual service fee, plus an initial or a contingent deferred sales charge as follows:


                                 Initial Sales Charge
                          -----------------------------------
                                                  Retained
                                                     by
                                                  Financial
                                                   Service
                                                    Firm
                                 as % of           as % of
                          ----------------------
                            Amount     Offering    Offering
Amount Purchased           Invested     Price       Price

Less than $1,000,000        1.01%      1.00%       0.90%
$1,000,000 or more          0.00%      0.00%       0.00%

On purchases of $1 million or more, the Distributor pays the financial service firm a cumulative commission as follows:

Amount Purchased                 Commission

First $3,000,000                    0.90%
Next $2,000,000                     0.50%
Over $5,000,000                     0.25%(1)

(1) Paid over 12 months but only to the extent the shares remain outstanding.


Purchases of $1 million to $5 million are subject to a 0.90% contingent deferred sales charge payable to the Distributor on redemptions within 18 months from the first day of the month following the purchase. The contingent deferred sales charge does not apply to the excess over $5 million.



The Short-Term Fund may in the future issue Class B and other classes of shares which may have different sales charges or other features.


General. All contingent deferred sales charges are deducted from the amount redeemed, not the amount remaining in the account, and are paid to the Distributor. Shares issued upon distribution reinvestment and amounts representing appreciation are not subject to a contingent deferred sales charge. The contingent deferred sales charge is imposed on redemptions which result in the account value falling below its Base Amount (the total dollar value of purchase payments in the account reduced by prior redemptions on which a contingent deferred sales charge was paid and any exempt redemptions). See the Statement of Additional Information for more information.


Which Class is more beneficial to an investor depends on the amount and intended length of the investment. Large investments, qualifying for a reduced Class A sales charge, avoid the distribution fee. Investments in Class B shares have 100% of the purchase invested immediately. Purchases of $250,000 or more must be for Class A shares. Consult your financial service firm.


Financial service firms may receive different compensation rates for selling different classes of shares. The Distributor may pay additional compensation to financial service firms which have made or may make significant sales. See the Statement of Additional Information for more information.


Special Purchase Programs. The Fund allows certain investors or groups of investors to purchase shares at a reduced or without an initial or contingent deferred sales charge. These programs are described in the Statement of Additional Information under "Programs for Reducing or Eliminating Sales Charges" and "How to Sell Shares."


Shareholder Services. A variety of shareholder services are available. For more information about these services or your account, call 1-800-345-6611. Some services are described in the attached account application. A shareholder's manual explaining all available services will be provided upon request.

HOW TO SELL SHARES


Shares of the Funds may be sold on any day the Exchange is open, either directly to the Fund or through your financial service firm. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Funds will send proceeds as soon as the check has cleared (which may take up to 15 days).


Selling Shares Directly To The Fund. Send a signed letter of instruction or stock power form to the Transfer Agent along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from financial service firms, the Transfer Agent and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. For details contact:

                     Colonial Investors Service Center, Inc.
                                  P.O. Box 1722
                              Boston, MA 02105-1722
                                 1-800-345-6611


Selling Shares Through Financial Service Firms. Financial service firms must receive requests prior to the time at which the Funds value their shares to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent and may charge for this service.


General. The sale of shares is a taxable transaction for income tax purposes and may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances. See the Statement of Additional Information for more information. Under unusual circumstances, the Funds may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. In June of any year, the Funds may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share value depreciation. Shareholders will receive 60 days' written notice to increase the account value before the fee is deducted.


HOW TO EXCHANGE SHARES


Exchanges at net asset value may be made among the same class of shares of most Colonial funds. Shares will continue to age without regard to the exchange for purposes of conversion and determining the contingent deferred sales charge, if any, upon redemption. Carefully read the prospectus of the fund into which the exchange will go before submitting the request. Call 1-800-248-2828 to receive a prospectus and an exchange authorization form. Call 1-800-422-3737 to exchange shares by telephone. An exchange is a taxable capital transaction. The exchange service may be changed, suspended or eliminated on 60 days' written notice.


Class A Shares. An exchange from a money market fund into a non-money market fund will be at the applicable offering price next determined (including sales charge), except for amounts on which an initial sales charge was paid. An exchange from the Short-Term Fund into a non-money market fund will be at the applicable offering price (including sales charge) next determined less any sales charge previously paid. Other fund shares must be held for five months before qualifying for exchange to a fund with a higher sales charge, after which, exchanges are made at the net asset value next determined.

Class B Shares. Exchange of Class B shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within four years after the original purchase, a contingent deferred sales charge will be assessed using the schedule of the fund in which the original investment was made.

TELEPHONE TRANSACTIONS


All shareholders and/or their financial advisers are automatically eligible to exchange Fund shares by telephone and may redeem up to $50,000 of each Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the time at which the Fund values its shares. Telephone redemption privileges for larger amounts may be elected on the account application. Proceeds and confirmations of telephone transactions will be mailed or sent to the address of record. Telephone redemptions are not available on accounts with an address change in the preceding 30 days. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and, if it does not, may be liable for any losses due to unauthorized or fraudulent telephone transactions. All telephone transactions are recorded. Shareholders and/or their financial advisers are required to provide their name, address and account number. Financial advisers are also required to provide their broker number. Shareholders and/or their financial advisers wishing to redeem or exchange shares by telephone may experience difficulty in reaching the Fund at its toll-free telephone number during periods of drastic economic or market changes. In that event, shareholders and/or their financial advisers should follow the procedures for redemption or exchange by mail as described above under "How to Sell Shares." The Adviser, the Transfer Agent and the Fund reserve the right to change, modify, or terminate the telephone redemption or exchange services at any time upon prior written notice to shareholders.
Shareholders and/or their financial advisers are not obligated to transact by telephone.


12B-1 PLANS


Under 12b-1 Plans, the Short-Term Fund pays the Distributor an annual service fee of 0.10% of the Fund's average net assets; the Intermediate Fund pays the Distributor an annual service fee of 0.20% of the Fund's average net assets attributed to each Class of shares and an annual distribution fee of 0.65% of the average net assets attributed to its Class B shares. Because the Intermediate Fund's Class B shares bear the additional distribution fee, their dividends will be lower than the dividends of the Fund's Class A shares. Class B shares automatically convert to Class A shares, approximately eight years after the Class B shares were purchased. The Intermediate Fund's multiple class structure could be terminated should certain Internal Revenue Service rulings be rescinded. See the Statement of Additional Information for more information. The Distributor uses the fees to defray the cost of commissions and service fees paid to financial service firms which have sold Fund shares, and to defray other expenses such as sales literature, prospectus printing and distribution, shareholder servicing costs and compensation to wholesalers. Should the fees exceed the Distributor's expenses in any year, the Distributor would realize a profit. The Plans also authorize other payments to the Distributor and its affiliates (including the Adviser) which may be construed to be indirect financing of sales of Fund shares.


ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1978. Each Fund represents the entire interest in a separate portfolio of the Trust.


The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Trust vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting.See the Statement of Additional Information for more information.


Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust (Declaration) disclaims shareholder liability for acts or obligations of the Funds and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Funds or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Funds. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative. The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.



Investment Adviser
Colonial Management Associates, Inc.
One Financial Center
Boston, MA 02111-2621

Distributor
Colonial Investment Services, Inc.
One Financial Center
Boston, MA 02111-2621


Custodian
UMB, n.a.
928 Grand Avenue
Kansas City, MO 64106


Shareholder Services and Transfer Agent
Colonial Investors Service Center, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-345-6611

Independent Accountants
Price Waterhouse LLP
160 Federal Street
Boston, MA 02110-2624

Legal Counsel
Ropes & Gray
One International Place
Boston, MA 02110-2624


Your financial service firm is:

Printed in U.S.A.


March 29, 1996



COLONIAL INTERMEDIATE
TAX-EXEMPT FUND

COLONIAL SHORT-TERM
TAX-EXEMPT FUND

PROSPECTUS



Colonial Intermediate Tax-Exempt Fund seeks as high a level of after-tax total return, as is consistent with moderate volatility, by pursuing current income exempt from federal income tax and opportunities for appreciation from a portfolio primarily invested in investment-grade, intermediate-term municipal bonds. Colonial Short-Term Tax-Exempt Fund seeks as high a level of current income exempt from federal income tax as is consistent with relatively low volatility by investing primarily in investment-grade short-term municipal securities.


For  more   detailed   information   about  the  Funds,   call  the  Adviser  at
1-800-248-2828 for the March 29, 1996 Statement of Additional Information.



FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR INSURED BY, ANY BANK OR GOVERNMENT AGENCY.

 [COLONIAL FLAG LOGO]

                    Colonial Mutual Funds
_________________________________________________________________
Please send your completed application to:

                    Colonial Mutual Funds
                        P.O. Box 1722
              Boston, Massachusetts 02105-1722

New Account Application/Revision to Existing Account

To open a new account, complete sections 1, 2, 3, & 7.

To apply for special services for a new or existing account, complete sections 4, 5, 6, or 8 as appropriate.

___ Please check here if this is a revision.

1-----------Account Ownership--------------
Please choose one of the following.

__Individual: Print your name, Social Security #, U.S. citizen status.

__Joint Tenant: Print all names, the Social Security # for the first person, and his/her U.S. citizen status.

__Uniform Gift to Minors: Name of custodian and minor, minor's Social Security
                          #, minor's U.S. citizen status.

__Corporation, Association, Partnership: Include full name, Taxpayer I.D. #.

__Trust: Name of trustee, trust title & date, and trust's Taxpayer I.D. #.

______________________________________
Name of account owner

______________________________________
Name of joint account owner

______________________________________
Street address

______________________________________
Street address

______________________________________
City, State, and Zip

______________________________________
Daytime phone number

______________________________________
Social Security  # or Taxpayer I.D. #

Are you a U.S. citizen?  Yes___    No___

______________________________________
If no, country of permanent residence


______________________________________
Owner's date of birth

______________________________________
Account number (if existing account)

2 -----Colonial Fund(s) You Are Purchasing--------
Your investment will be made in Class A shares if no class is indicated. Certificates are not available for Class B or D shares. If no distribution option is selected, distributions will be reinvested in additional Fund shares. Please consult your financial adviser to determine which class of shares best suits your needs.

Fund			Fund			Fund

1_______________	2__________________	3____________________

$_______________        $__________________     $____________________
Amount                   Amount                  Amount

Class
___ A Shares ___ B Shares (less than $250,000) ___ C Shares (Adjustable Rate
					            U.S. Government Fund only)

___ D Shares (less than $500,000, available on certain funds; see prospectus)


Method of Payment

Choose one

___Check payable to the Fund

___Bank wired on  (Date) ____/____/____
     Wire confirmation #

___Wire/Trade confirmation #___________________

Ways to Receive Your Distributions

Choose one

___Reinvest dividends and capital gains

___Dividends and capital gains in cash

___Dividends in cash; reinvest capital gains

___Automatic Dividend Diversification See section 5A, inside

___Direct Deposit via Colonial Cash Connection Complete Bank Information in section 4B. I understand that my bank must be a member of the Automated Clearing House (ACH).

Distributions of $10.00 or less will automatically be reinvested in additional fund shares.


3---Your Signature & Taxpayer I.D. Number Certification----

Each person signing on behalf of an entity represents that his/her actions are authorized.

I have received and read each appropriate Fund prospectus and understand that its terms are incorporated by reference into this application. I understand that this application is subject to acceptance. I understand that certain redemptions may be subject to a contingent deferred sales charge. I certify, under penalties of perjury, that:

1.  The Social Security # or Taxpayer  I.D. # provided is correct.

You must cross out item 2a, b or c below only if you have been notified by the Internal Revenue Service (IRS) that you are currently subject to back-up withholding because of under-reporting interest or dividends on you tax return.

2. I am not subject to back-up withholding because: (a) I am exempt from back-up withholding, or (b) I have not been notified by the IRS that I am subject to back-up withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to back-up withholding. It is agreed that the Fund, all Colonial companies and their officers, directors, agents, and employees will not be liable for any loss, liability, damage, or expense for relying upon this application or any instruction believed genuine.

X______________________________________________
 Signature

_______________________________________________
Capacity, if applicable       Date

X______________________________________________
 Signature

_______________________________________________
Capacity, if applicable       Date

4--------Ways to Withdraw from Your Fund-------

It may take up to 30 days to activate the following features. Complete only the section(s) that apply to the features you would like.

A. Systematic Withdrawal Plan (SWP)
You can receive monthly, quarterly, or semiannual checks from your account in any amount you select, with certain limitations. Your redemption checks can be sent to you at the address of record for your account, to your bank account, or to another person you choose. The value of the shares in your account must be at least $5,000 and you must reinvest all of your distributions. Checks will be processed on the 10th calendar day of the month or the following business day. If you receive your SWP payment via ACH, you may request it to be processed any day of the month. Withdrawals in excess of 12% annually of your current account value will not be accepted. Redemptions made in addition to SWP payments may be subject to a contingent deferred sales charge for Class B or Class D shares. Please consult your financial or tax adviser before electing this option.

Funds for Withdrawal:

1___________________
 Name of fund

Withdrawal Amount
Redeem shares from account as follows:
Dollar amount of payment $___________
or
Total annual %_________

Frequency  (choose one)
__Monthly           __Quarterly         __Semiannually

I would like payments to begin _____/_____ (day/month).

2___________________
 Name of fund

Withdrawal Amount
Redeem shares from account as follows:
Dollar amount of payment $___________
or
Total annual %_________

Frequency  (choose one)
__Monthly           __Quarterly         __Semiannually

I would like payments to begin _____/_____ (day/month).


Payment Instructions
Send the payment to (choose one):
__My address of record.
__My bank account via Colonial Cash Connection (through electronic funds transfer). Please complete the Bank Information section below. All ACH transactions will be made two business days after the processing date
  My bank must be a member of the Automated Clearing House (ACH) system. __The payee listed at right. If more than one payee, provide the name, address, payment amount, and frequency for other payees (maximum of 5) on a separate sheet. If you are adding this service to an existing account, please sign below and have your signature(s) guaranteed.

______________________________________________
Name of payee

______________________________________________
Address of payee

______________________________________________
City

______________________________________________
State                    Zip

______________________________________________
Payee's bank account number, if applicable


B.  Telephone Withdrawal Options
All telephone transaction calls are recorded. These options are not available for retirement accounts. Please sign below and have your signature(s) guaranteed.

1.  Fast Cash
You are automatically eligible for this service. You or your financial adviser can withdraw up to $50,000 from your account and have it sent to your address of record. For your protection, this service is only available on accounts that have not had an address change within 30 days of the redemption request.

2.  Telephone Redemption
__I would like the Telephone Redemption privilege either by federal fund wire or ACH. Telephone redemptions over $1,000 will be sent via federal fund wire, usually on hte next business day ($7.50 will be deducted). Redemptions of $1,000 or less will be sent by check to your designated bank.

3.  On-Demand ACH Redemption
__I would like the On-Demand ACH Redemption Privilege. Proceeds paid via ACH will be credited to your bank account two business days after the process date. You or your financial adviser may withdraw shares from you fund acount by telephone and send your money to your bank account. If you are adding this service to an existing account, complete the Bank Information section below and have all shareholder signatures guaranteed.

Colonial's and the Fund's liability is limited when following telephone instructions; a shareholder may suffer a loss from an unauthorized transaction reasonably believed by Colonial to have been authorized.

Bank Information (For Sections A and B Above)
I authorize deposits to the following bank account:

____________________________________________________________
Bank name           City           Bank account number

____________________________________________________________
Bank street address State     Zip  Bank routing # (your bank
                                   can provide this)

X__________________________________
Signature of account owner(s)

X__________________________________
Signature of account owner(s)              Place signature guarantee here.

5-----Ways to Make Additional Investments--------

These services involve continuous investments regardless of varying share prices. Please consider your ability to continue purchases through periods of price fluctuations. Dollar cost averaging does not assure a profit or protect against loss in declining markets.

A. Automatic Dividend Diversification
Please diversify my portfolio by investing fund distributions in another Colonial fund. These investments will be made in the same share class and without sales charges. Accounts must be identically registered. I have carefully read the prospectus for the fund(s) listed below.

1____________________________
 From fund

____________________________
Account number (if existing)

____________________________
To fund

____________________________
Account number (if existing)


2____________________________
 From fund

____________________________
Account number (if existing)

____________________________
To fund

____________________________
Account number (if existing)


B. Automated Dollar Cost Averaging
This program allows you to automatically have money from any Colonial fund in which you have a balance of at least $5,000 exchanged into the same share class of up to four other identically registered Colonial accounts, on a monthly basis. The minimum amount for each exchange is $100. Please complete the section below.

____________________________________
Fund from which shares will be sold

$_________________________
 Amount to redeem monthly

1____________________________________
 Fund to invest shares in

$_________________________
 Amount to invest monthly

2____________________________________
 Fund to invest shares in

$_________________________
 Amount to invest monthly


C. Fundamatic/On-Demand ACH Purchase
Fundamatic automatically transfers the specified amount from your bank checking account to your Colonial fund account. The On-Demand ACH Purchase program moves money from you bank checking account to your Colonial Fund account by electronic funds transfer on any specified day of the month.
You will receive the applicable price two business days after the receipt of your request. Your bank needs to be a member of the Automated Clearing House system. Please attach a blank check marked "VOID." Also, complete the section below.

1____________________________________
 Fund name

_________________________________
Account number

$_____________________        _________________
Amount to transfer            Month to start


2___________________________________
 Fund name

$_____________________        _________________
Amount to transfer            Month to start

Frequency
__Monthly or   __Quarterly

Check one:

__ACH (Any day of the month)

__Paper Draft
  (Choose either the 5th__ or 20th__ day of the month)

Authorization to honor checks drawn by Colonial Investors Service Center, Inc. Do Not Detach. Make sure all depositors on the bank account sign to the far right. Please attach a blank check marked "VOID" here. See reverse for bank instructions.

I authorize Colonial to draw on my bank account, by check or electronic funds transfer, for an investment in a Colonial fund. Colonial and my bank are not liable for any loss arising from delays or dishonored draws. If a draw is not honored, I understand that notice may not be given and Colonial may reverse the purchase and charge my account $15.

______________________________________
Bank name

______________________________________
Bank street address

______________________________________
Bank street address

______________________________________
City            State          Zip

______________________________________
Bank account number

______________________________________
Bank routing #

X_____________________________________
 Depositor's Signature(s)
 Exactly as appears on bank records

X_____________________________________
 Depositor's Signature(s)
 Exactly as appears on bank records

6------------Ways to Reduce Your Sales Charges------------
These services can help you reduce your sales charge while increasing your share balance over the long term.

A. Right of Accumulation
If you, your spouse or your children own any other shares in other
Colonial funds, you may be eligible for a reduced sales charge. The combined value of your accounts must be $50,000 or more. Class A shares of money market funds are not eligible unless purchased by exchange from another Colonial fund.

The sales charge for your purchase will be based on the sum of the purchase added to the value of all shares in other Colonial funds at the previous day's public offering price.

__Please link the accounts listed below for Right of Accumulation privileges, so that this and future purchases will receive any discount for which they are eligible.

1_____________________________________
 Name on account

_____________________________________
Account number

2_____________________________________
 Name on account

_____________________________________
Account number

B. Statement of Intent
If you agree in advance to invest at least $50,000 within 13 months, you'll pay a lower sales charge on every dollar you invest. If you sign a Statement of Intent within 90 days after you establish your account, you can receive a retroactive discount on prior investments. The amount required to receive a discount varies by fund; see the sales charge table in the "How to Buy Shares" section of your fund prospectus.

__I want to reduce my sales charge.
I agree to invest $ _______________ over a 13-month period starting ______/______/ 19______ (not more than 90 days prior to this application). I understand an additional sales charge must be paid if I do not complete this Statement of Intent.

7-------------Financial Service Firm---------------------
To be completed by a Representative of your financial service firm.

This application is submitted in accordance with our selling agreement with Colonial Investment Services, Inc. (CISI), the Fund's prospectus, and this application. We will notify CISI, Inc., of any purchase made under a Statement of Intent, Right of Accumulation, or Sponsored Arrangement. We guarantee the signatures on this application and the legal capacity of the signers.

_____________________________________
Representative's name

_____________________________________
Representative's number

_____________________________________
Representative's phone number

_____________________________________
Account # for client at financial
 service firm

_____________________________________
Branch office address

_____________________________________
City

_____________________________________
State               Zip

_____________________________________
Branch office number

_____________________________________
Name of financial service firm

_____________________________________
Main office address

_____________________________________
Main office address

_____________________________________
City

_____________________________________
State               Zip


X____________________________________
 Authorized signature

8----------Request for a Combined Quarterly Statement Mailing----------- Colonial can mail all of your quarterly statements in one envelope. This option simplifies your record keeping and helps reduce fund expenses.

__I want to receive a combined quarterly mailing for all my accounts. Please indicate accounts to be linked.______________________

                 Fundamatic (See Reverse Side)
Applications must be received before the start date for processing.

This program's deposit privilege can be revoked by Colonial without prior notice if any check is not paid upon presentation. Colonial has no obligation to notify the shareholder of non-payment of any draw. This program may be discontinued by Colonial by written notice at least 30 business days prior to the due date of any draw or by the shareholder at any time.

To the Bank Named on the Reverse Side:

Your depositor has authorized Colonial Investors Service Center, Inc. to collect amounts due under an investment program from his/her personal checking account. When you pay and charge the draws to the account of your depositor executing the authorization payable to the order of Colonial Investors
Service Center, Inc., Colonial Investment Services, Inc., hereby indemnifies and holds you harmless from any loss (including reasonable expenses) you may suffer from honoring such draw, except any losses due to your payment of any draw against insufficient funds.

D-224B-1295

Checkwriting Signature Card
(Class A & Class C Shares Only)

Colonial Mutual Funds

Signature Card for the Bank of Boston ("Bank").

-----------------------------------------------
Name of Fund

-----------------------------------------------
Fund account number

Indicate the number of signatures required

-----------------------------------------------

Account Name:

You must sign below exactly as your account is registered.

X
-----------------------------------------------
Signature

X
-----------------------------------------------
Signature

By signing this card, you are subject to the conditions printed on the reverse side. If adding this privilege to an existing account, your signatures must be guaranteed.

Checkwriting Privilege

By electing the checkwriting privilege and signing the signature card, I acknowledge that I am subject to the rules and regulations of the Bank of Boston ("Bank") as currently existing and as they may be amended from time to time. I designate the Bank as my representative to present checks drawn on my Fund account to the Fund or its Agent and deposit the proceeds in this checking account. I understand that the shares for which share certificates have been issued or requested cannot be redeemed in this manner.

If the account is registered in joint tenancy, all persons must sign this card, and each person guarantees the genuineness of all other parties' signatures. I understand that if only one person signs a check, that all other tenants have authorized that signature.

Minimum and Maximum
I understand that checks may not be in amounts less than $500 nor more than $100,000, and that the Fund reserves the right to change these limits in its sole discretion. I agree that neither the Fund nor its Agent is responsible for any loss, expense, or cost arising from these redemptions. Also, if I have recently made additional investments, I understand that redemption proceeds will not be available until the check used to purchase the investment (including a certified or cashier's check) has been cleared by the bank on which it is drawn, which could take up to 15 days or more.

D-138A-0795

                        COLONIAL TRUST IV
                      Cross Reference Sheet
                    Colonial Tax-Exempt Fund
                    -------------------------

Item Number of Form N-1A   Location or Caption in Prospectus

Part A

    1.                     Cover Page
    2.                     Summary of Expenses
    3.                     The Fund's Financial History
    4.                     The Fund's Investment Objective;
                           Organization and History; How the
                           Fund Pursues its Objective
    5.                     Cover Page; How the Fund is
                           Managed; Organization and
                           History; The Fund's Investment
                           Objective; Back Cover
    6.                     Organization and History;
                           Distributions and Taxes; How to
                           Buy Shares
    7.                     Cover Page; Summary of Expenses;
                           How to Buy Shares; How the Fund
                           Values its Shares; 12b-1 Plans;
                           Back Cover
    8. Summary of Expenses; How to Sell Shares; How to Exchange Shares; Telephone Transactions
    9.                     Not Applicable


March 29, 1996


COLONIAL TAX-
EXEMPT FUND

PROSPECTUS

BEFORE YOU INVEST

Colonial Management Associates, Inc. (Adviser) and your full-service financial adviser want you to understand both the risks and benefits of mutual fund investing.


While mutual funds offer significant opportunities and are professionally managed, they also carry risks including possible loss of principal. Unlike savings accounts and certificates of deposit, mutual funds are not insured or guaranteed by any financial institution or government agency. Please consult your full-service financial adviser to determine how investing in this mutual fund may suit your unique needs, time horizon and risk tolerance.



Colonial Tax-Exempt Fund (Fund), a diversified fund of Colonial Trust IV (Trust), an open-end management investment company, seeks as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds.



                                                                TE-01/927B-039



The Fund is managed by the Adviser, an investment adviser since 1931. This Prospectus explains concisely what you should know before investing in the Fund. Read it carefully and retain it for future reference. More detailed information about the Fund is in the March 29, 1996 Statement of Additional Information which has been filed with the Securities and Exchange Commission and is obtainable free of charge by calling the Adviser at 1-800-248-2828.
The Statement of Additional Information is incorporated by reference in (which means it is considered to be a part of) this Prospectus.



The Fund offers two classes of shares. Class A shares are offered at net asset value plus a sales charge imposed at the time of purchase; Class B shares are offered at net asset value and, in addition, are subject to an annual distribution fee and a declining contingent deferred sales charge on redemptions made within six years of purchase. Class B shares automatically convert to Class A shares after approximately eight years. See "How to Buy Shares."



Contents                                             Page
Summary of Expenses
The Fund's Financial History
The Fund's Investment Objective
How the Fund Pursues its Objective
  and Certain Risk Factors
How the Fund  Measures its
 Performance
How the Fund is  Managed
How the Fund  Values its  Shares
Distributions and  Taxes
How to  Buy  Shares
How to  Sell  Shares
How to  Exchange  Shares
Telephone  Transactions
12b-1  Plans
Organization and  History


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR INSURED BY, ANY BANK OR GOVERNMENT AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


SUMMARY OF EXPENSES


Expenses are one of several factors to consider when investing in the Fund. The following tables summarize your maximum transaction costs and your annual expenses for an investment in each Class of the Fund's shares. See "How the Fund is Managed" and "12b-1 Plans" for more complete descriptions of the Fund's various costs and expenses.


Shareholder Transaction Expenses(1)(2)


                                                          Class A      Class B
      Maximum Initial Sales Charge Imposed on a Purchase
        (as a % of offering price)(3)                       4.75%      0.00%(5)
      Maximum Contingent Deferred Sales Charge
        (as a % of offering price)(3)                       1.00%(4)   5.00%



(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Sell Shares."
(2) Redemption proceeds exceeding $5,000 sent via federal funds wire will be subject to a $7.50 charge per transaction.
(3) Does not apply to reinvested distributions.
(4) Only with respect to any portion of purchases of $1 million to $5 million redeemed within approximately 18 months after purchase. See "How to Buy Shares."
(5) Because of the 0.75% distribution fee applicable to Class B shares, long-term Class B shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc. However, because the Fund's Class B shares automatically convert to Class A shares after approximately 8 years, this is less likely for Class B shares than for a class without a conversion feature.



Annual Operating Expenses (as a % of average net assets)


                                           Class A                 Class B

       Management fee (6)                   0.52%                   0.52%
       12b-1 fees                           0.25                    1.00
       Other expenses                       0.21                    0.21
                                            ----                    ----
       Total operating expenses             0.98%                   1.73%
                                            ====                    ====



(6) For fiscal year 1995, the management fee was 0.55% and did not reflect the 1996 management fee reductions. See "Fund Charges and Expenses" in the Statement of Additional Information.


Example

The following Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in each Class of shares of the Fund for the periods specified, assuming a 5% annual return and, unless otherwise noted, redemption at period end. The 5% return and expenses used in this Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary:


       Period:                  Class A                     Class B
                                                       (7)              (8)
       1 year                    $57                $ 68             $ 18
       3 years                    77                  85               55
       5 years                    99                 114               94
       10 years                  162                 184 (9)          184 (9)



(7) Assumes redemption at period end.
(8) Assumes no redemption.
(9) Class B shares automatically convert to Class A shares after approximately 8 years; therefore, years 9 and 10 reflect Class A share expenses.


THE FUND'S FINANCIAL HISTORY


The following schedule of financial highlights for a share outstanding throughout each period has been audited by Price Waterhouse LLP, independent accountants. Their unqualified report is included in the Fund's 1995 Annual
Report and is incorporated by reference into the Statement of Additional Information. The Fund adopted its current objective on May 31, 1995. The data presented for periods prior to May 31, 1995 represent operations under earlier objectives and policies.


                                                                              CLASS A
                                           ------------------------------------------------------------------------------
                                                                       Year ended November 30
                                           ------------------------------------------------------------------------------
                                              1995        1994           1993         1992        1991            1990
                                              ----        ----           ----         ----        ----            ----
Net asset value - Beginning of period       $12.180     $13.920        $13.480      $13.190     $12.890         $13.020
                                            -------     -------        -------      -------     --------        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                         0.771       0.795          0.842        0.913       0.955           0.986
Net realized and unrealized
    gain (loss)                               1.535      (1.744)         0.451        0.277       0.305          (0.120)
                                              -----      -------         -----        -----       ------         -------
    Total from Investment Operations          2.306      (0.949)         1.293        1.190       1.260           0.866
                                              -----      -------         -----        -----       ------          -----
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                   (0.766)     (0.791)        (0.853)      (0.900)     (0.955)         (0.996)
From net realized gains                        ---         ---            ---          ---         ---             ---
From capital paid in                           ---         ---            ---          ---       (0.005) (a)       ---
                                               ---         ---            ---          ---       ------- ---       ---
Total From Distributions Declared to         (0.766)     (0.791)        (0.853)      (0.900)     (0.960)         (0.996)
Shareholders                                 -------     -------        -------      -------     -------         -------
Net asset value - End of period             $13.720     $12.180        $13.920      $13.480     $13.190         $12.890
                                            =======     =======        =======      =======     ========        =======
Total return (b)                             19.35%      (7.08)%         9.80%        9.29%      10.12%           6.95%
                                             ======      =======         =====        =====      ======           =====
RATIOS TO AVERAGE NET ASSETS:
Expenses                                      1.01% (c)   1.01%          1.02%        1.05%       1.03%           1.05%
Net investment income                         5.82% (c)   6.00%          6.06%        6.81%       7.29%           7.64%
Portfolio turnover                              41%         56%            28%          14%         10%             10%
Net assets at end of period (in millions)    $3,111      $2,858         $3,357       $2,899      $2,486          $1,886
----------------------------------------


                                                                         CLASS A
                                             --------------------------------------------------------
                                                                  Year ended November 30
                                             --------------------------------------------------------
                                                1989        1988         1987           1986
                                                ----        ----         ----           ----
Net asset value - Beginning of period         $12.970     $12.760      $13.880        $12.760
                                              -------     -------      -------        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                           1.001       1.007        1.083          1.110
Net realized and unrealized
    gain (loss)                                 0.045       0.235       (1.159)         1.150
                                                -----       -----       -------         -----
    Total from Investment Operations            1.046       1.242       (0.076)         2.260
                                                -----       -----       -------         -----
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                     (0.996)     (1.032)      (1.015)        (1.085)
From net realized gains                          ---         ---        (0.029)        (0.055)
From capital paid in                             ---         ---          ---            ---
                                                 ---         ---          ---            ---
Total From Distributions Declared to           (0.996)     (1.032)      (1.044)        (1.140)
Shareholders                                   -------     -------      -------        -------
Net asset value - End of period               $13.020     $12.970      $12.760        $13.880
                                              =======     =======      =======        =======
 Total return (b)                                8.33%      10.03%       (0.55)%       18.38%
                                                 =====      ======       =======       ======
RATIOS TO AVERAGE NET ASSETS:
Expenses                                        1.03%       1.06%        1.08%          1.05%
Net investment income                           7.67%       7.77%        7.79% (d)      8.10% (d)
Portfolio turnover                                 9%         22%          20%            26%
Net assets at end of period (in millions)      $1,547      $1,389       $1,278         $1,342
---------------------------------


(a) Because of differences between book and tax basis accounting, there was no return of capital for federal income tax purposes.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) The  benefits   derived  from  custody   credits  and  directed   brokerage
    arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(d) Ratio excludes reduction of provision for accumulated earnings tax.





THE FUND'S FINANCIAL HISTORY (CONT'D)

                                                                                Class B
                                                      -----------------------------------------------------------
                                                                         Year ended November 30
                                                      -----------------------------------------------------------
                                                        1995           1994            1993            1992 (a)
                                                        ----           ----            ----            --------
Net asset value - Beginning of period                  $12.180        $13.920         $13.480          $13.230
                                                       -------        -------         -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                    0.673          0.695           0.740            0.462
Net realized and unrealized gain (loss)                  1.535         (1.744)          0.451            0.248
                                                         ------        -------          -----            -----
   Total from Investment Operations                      2.208         (1.049)          1.191            0.710
                                                         ------        -------          -----            -----
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                              (0.668)        (0.691)         (0.751)          (0.460)
                                                        -------        -------         -------          -------
Net asset value - End of period                        $13.720        $12.180         $13.920          $13.480
                                                       ========       =======         =======          =======
Total return(b)                                         18.47%         (7.78)%          9.00%            9.29% (d)
                                                        ======         =======          =====            =====
RATIOS TO AVERAGE NET ASSETS:
Expenses                                                 1.76% (c)      1.76%           1.77%            1.80% (e)
Net investment income                                    5.07% (c)      5.25%           5.31%            6.06% (e)
Portfolio turnover                                         41%            56%             28%              14%
Net assets at end of period (in millions)                 $469           $440            $430             $137
-----------------------------


(a) Class B shares were initially offered on May 5, 1992. Per share amounts reflect activity from that date.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) The  benefits   derived  from  custody   credits  and  directed   brokerage
    arrangements had no impact. Prior years' ratios are net of benefits, if any.
(d) Not annualized.
(e) Annualized.


Further performance information is contained in the Fund's Annual Report to shareholders, which is obtainable free of charge by calling 1-800-248-2828.


THE FUND'S INVESTMENT OBJECTIVE



The Fund seeks as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. In this Prospectus, "tax-exempt bonds" means debt securities of any maturity that, in the issuer's counsel's opinion, are exempt from federal income taxes.



HOW THE FUND PURSUES ITS OBJECTIVE AND CERTAIN RISK FACTORS


The Fund normally invests substantially all its assets in tax-exempt bonds. The Fund may invest in bonds of any maturity. Certain bonds do not pay interest in cash on a current basis. However, the Fund will accrue and distribute this interest on a current basis, and may have to sell securities to generate cash for distributions. Many bonds have call features that require the Fund to tender the bond back to the issuer at the issuer's request. If a bond is called, the Fund may only be able to invest the proceeds at lower yields.


The Fund currently intends to limit its investments in (a) bonds rated lower than Baa by Moody's, lower than BBB by S&P or comparably rated bonds (collectively "lower rated bonds") and (b) unrated bonds of all credit qualities but excluding prerefunded bonds, in the aggregate, to not more than 35% of total assets. The Fund currently intends to limit its investments in unrated bonds of all credit qualities but excluding prerefunded bonds to 25% of total assets (which 25% shall be included in the 35% aggregate limit for lower rated and unrated bonds above). Relative to comparable securities of higher quality, lower rated bonds and many unrated securities:


1.   The market price is likely to be more volatile because:


     a. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default;

     b. the secondary market may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

     c. existing and future legislation limits and may further limit (i) investment by certain institutions or (ii) tax deductibility of the interest by the issuer, which may adversely affect value;

     d. certain lower rated bonds do not pay interest in cash on a current basis. However, the Fund will accrue and distribute this interest on a current basis, and may have to sell securities to generate cash for distributions.


2. The Fund's achievement of its investment objective is more dependent on the Adviser's credit analysis; and


3. Lower rated bonds are less sensitive to interest rate changes but are more sensitive to adverse economic developments.


Weighted average composition of the Fund's portfolio at November 30, 1995, was:


                           Rated           Unrated

Investment grade          81.80%            15.70%
B-BB and equivalent        0.70              1.40
Below B                    0.00              0.40
                           ----              ----
  Total                   82.50%            17.50%
                          =====             =====


This composition does not necessarily reflect the current or future portfolio. The Fund is not required to sell a security when its rating is reduced.

The value of debt securities (and thus Fund shares) usually fluctuates inversely to changes in interest rates. A portion of the Fund's assets may be held in cash or invested in short-term securities for day-to-day operating purposes. The Fund intends that its short-term investments will be tax-exempt, but if suitable tax-exempt securities are not available or are available only on a when-issued basis, the Fund may invest up to 20% of its assets (reduced by the percentage of its total assets invested in "private activity bonds", which the Fund intends will not exceed 20% of its assets) in repurchase agreements; short-term taxable obligations rated A-1+ of banks which have or whose parent holding companies have long-term debt ratings of AAA, or of corporations with long-term debt ratings of AAA; and securities of the U.S. government. The Fund may temporarily invest more than 20% of its assets in taxable obligations for defensive purposes. The Fund's policy is not to concentrate in any industry, but it may invest up to 25% of its assets in industrial development revenue bonds based on the credit of private entities in any one industry (governmental issuers are not considered to be part of any "industry"). The Fund currently limits investments in securities subject to the federal alternative minimum tax to a maximum of 20% of total assets.

"When Issued" and "Delayed Delivery" Securities. The Fund may acquire securities on a "when-issued" or "delayed delivery" basis by contracting to purchase securities for a fixed price on a date beyond the customary settlement time with no interest accruing until settlement. If made through a dealer, the contract is dependent on the dealer completing the sale. The dealer's failure could deprive the Fund of an advantageous yield or price. These contracts involve the risk that the value of the underlying security may change prior to settlement. The Fund may realize short-term gains or losses if the contracts are sold.
Transactions in when-issued securities may be limited by certain Internal Revenue Code requirements.

Options and Futures. The Fund may write covered call and put options on securities held in its portfolio and purchase call and put options on debt securities. A call option gives the purchaser the right to buy a security from, and a put option the right to sell a security to, the option writer at a specified price, on or before a specified date. The Fund will pay a premium when purchasing an option, which reduces the Fund's return on the underlying security if the option is exercised and results in a loss if the option expires unexercised. The Fund will receive a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. So long as the Fund is the writer of a call option it will own the underlying security subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). So long as the Fund is the writer of a put option it will hold cash and/or high-grade debt obligations equal to the price to be paid if the option is exercised. If the Fund is unable to close out an unexpired option, the Fund must continue to hold the underlying security until the option expires. Trading hours for options may differ from the trading hours for the underlying securities. Thus significant price movements may occur in the securities markets that are not reflected in the options market. This may limit the effectiveness of options as hedging devices.

The Fund may buy or write  options  that are not traded on  national  securities exchanges and not protected by the Options Clearing Corporation. These transactions are effected directly with a broker-dealer, and the Fund bears the risk that the broker-dealer will fail to meet its obligations. The market value of such options and other illiquid assets will not exceed 10% of the Fund's total assets.


For hedging purposes, the Fund may purchase or sell (1) interest rate and tax-exempt bond index futures contracts, and (2) put and call options on such contracts and on such indices. A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument at the time and in the amount specified in the contract. Although futures call for delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (sale) of a comparable contract. If the initial sale price of the future exceeds (or is less than) the price of the offsetting purchase, the Fund realizes a gain (or loss). Options on futures contracts operate in a similar manner to options on securities, except that the position assumed is in futures contracts rather than in securities. The Fund may not purchase or sell futures contracts or purchase related options if immediately thereafter the sum of the amount of deposits for initial margin or premiums on the existing futures and related options positions would exceed 5% of the market value of the Fund's total assets. Transactions in futures and related options involve the risk of (1) imperfect correlation between the price movement of the contracts and the underlying securities, (2) significant price movement in one but not the other market because of different trading hours, (3) the possible absence of a liquid secondary market at any point in time, and (4) if the Adviser's prediction on interest rates is inaccurate, the Fund may be worse off than if it had not hedged.



Temporary/Defensive Investments. Temporarily available cash may be invested in certificates of deposit, bankers' acceptances, Treasury bills and repurchase agreements. Some or all of the Fund's assets may be invested in such investments during periods of unusual market conditions. Under a repurchase agreement, the Fund buys a security from a bank or dealer, which is obligated to buy it back at a fixed price and time. The security is held in a separate account at the Fund's custodian and constitutes the Fund's collateral for the bank's or dealer's repurchase obligation. Additional collateral will be added so that the obligation will at all times be fully collateralized. However, if the bank or dealer defaults or enters bankruptcy, the Fund may experience costs and delays in liquidating the collateral and may experience a loss if it is unable to demonstrate its right to the collateral in a bankruptcy proceeding. Not more than 10% of the Fund's net assets will be invested in repurchase agreements maturing in more than 7 days and other illiquid assets.



Borrowing of Money. The Fund may borrow money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets.



Other. The Fund may not always achieve its investment objective. The Fund's investment objective and non-fundamental policies may be changed without shareholder approval. The Fund will notify investors at least 30 days prior to any material change in the Fund's investment objective. If there is a change in the investment, shareholders should consider whether the Fund remains an appropriate investment in light of their financial position and needs. Shareholders may incur a contingent deferred sales charge if shares are redeemed in response to a change in objective. The Fund has a fundamental policy of investing under normal circumstances at least 80% of its total assets in tax-exempt bonds. This policy and the Fund's other fundamental policies listed in the Statement of Additional Information cannot be changed without the approval of a majority of the Fund's outstanding voting securities. Additional information concerning certain of the securities and investment techniques described above is contained in the Statement of Additional Information.


HOW THE FUND MEASURES ITS PERFORMANCE


Performance may be quoted in sales literature and advertisements. Each Class's average annual total returns are calculated in accordance with the Securities and Exchange Commission's formula and assume the reinvestment of all distributions, the maximum initial sales charge of 4.75% on Class A shares, and the contingent deferred sales charge applicable to the time period quoted on Class B shares. Other total returns differ from average annual total return only in that they may relate to different time periods, may represent aggregate as opposed to average annual total returns, and may not reflect the initial or contingent deferred sales charges.


Each Class's yield and tax-equivalent yield, which differ from total return because they do not consider changes in net asset value, are calculated in accordance with the Securities Exchange Commission's formula. Each Class's distribution rate is calculated by dividing the most recent month's distribution, annualized, by the maximum offering price of that Class at the end of the month. Each Class's performance may be compared to various indices. Quotations from various publications may be included in sales literature and advertisements. See "Performance Measures" in the Statement of Additional Information for more information.

All performance information is historical and does not predict future results.

HOW THE FUND IS MANAGED

The Trustees formulate the Fund's general policies and oversee the Fund's affairs as conducted by the Adviser.


The Adviser is a subsidiary of The Colonial Group, Inc. Colonial Investment Services, Inc. (Distributor) is a subsidiary of the Adviser which serves as the distributor for the Fund's shares. Colonial Investors Service Center, Inc. (Transfer Agent), an affiliate of the Adviser, serves as the shareholder services and transfer agent for the Fund. The Colonial Group, Inc. is a direct subsidiary of Liberty Financial Companies, Inc. which in turn is an indirect subsidiary of Liberty Mutual Insurance Company (Liberty Mutual).Liberty Mutual is considered to be the controlling entity of the Adviser and its affiliates. Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S.



The Adviser furnishes the Fund with investment management, accounting and administrative personnel and services, office space and other equipment and services at the Adviser's expense. For these services, the Fund paid the Adviser 0.55% of the Fund's average daily net assets for fiscal year 1995.



Bonny E. Boatman, Senior Vice President and Director of the Adviser and head of the Tax-Exempt Group, has managed the Fund since 1993 and has managed various other Colonial tax-exempt funds since 1985. Robert S. Waas, Vice President of the Adviser, has co-managed the Fund since July 1995. Prior to joining the Adviser in July 1995, Mr. Waas was a portfolio manager at Van Kampen/American Capital and the Colonial Penn Group.


The Adviser also provides pricing and bookkeeping services to the Fund for a monthly fee of $2,250 plus a percentage of the Fund's average net assets over $50 million.


The Transfer Agent provides transfer agency and shareholder services to the Fund for a fee of 0.14% annually of average net assets plus certain out-of-pocket expenses.


Each of the foregoing fees is subject to any reimbursement or fee waiver to which the Adviser may agree.

The Adviser places all orders for the purchase and sale of portfolio securities. In selecting broker-dealers, the Adviser may consider research and brokerage services furnished to it and its affiliates. Subject to seeking best execution, the Adviser may consider sales of shares of the Fund (and of certain other Colonial funds) in selecting broker-dealers for portfolio security transactions.

HOW THE FUND VALUES ITS SHARES


Per share net asset value is calculated by dividing the total value of each Class's net assets by its number of outstanding shares. Shares of the Fund are valued as of the close of the New York Stock Exchange (Exchange) each day the Exchange is open. Portfolio securities for which market quotations are readily available are valued at market. Short-term investments maturing in 60 days or less are valued at amortized cost when it is determined, pursuant to procedures adopted by the Trustees, that such cost approximates market value. All other securities and assets are valued at fair value following procedures adopted by the Trustees.


DISTRIBUTIONS AND TAXES

The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and to distribute to shareholders virtually all net income and any net realized gain at least annually.


The Fund generally declares distributions daily and pays them monthly. Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash to shareholders but will be invested in additional shares of the same Class of the Fund at net asset value. To change your election, call the Transfer Agent for information. If the Fund makes taxable distributions they will generally be taxable whether you receive distributions in cash or in additional Fund shares, you must report them as taxable income unless you are a tax-exempt institution. Although the Fund's distributions of interest from tax-exempt bonds will not be subject to regular federal income tax, a portion of such interest may be included in computing a shareholder's federal alternative minimum tax liability. In addition, shareholders will generally be subject to state and local income taxes on distributions they receive from the Fund. Furthermore, capital gains distributions by the Fund will generally be subject to federal, state and local income taxes. Social security benefits may be taxed as a result of receiving tax-exempt income. Each January, information on the amount and nature of distributions for the prior year is sent to shareholders.


HOW TO BUY SHARES


Shares of the Fund are offered continuously. Orders received in good form prior to the time at which the Fund values its shares (or placed with a financial service firm before such time and transmitted by the financial service firm before the Fund processes that day's share transactions) will be processed based on that day's closing net asset value, plus any applicable initial sales charge.



The minimum initial investment is $1,000; subsequent investments may be as small as $50. The minimum initial investment for the Colonial Fundamatic program is $50 and the minimum initial investment for a Colonial retirement program is $25. Certificates will not be issued for Class B shares and there are some limitations on the issuance of Class A share certificates. The Fund may refuse any purchase order for its shares. See the Statement of Additional Information for more information.



Class A Shares. Class A shares are offered at net asset value, subject to a 0.25% annual service fee, plus an initial or a contingent deferred sales charge as follows:


                                          Initial Sales Charge
                                 ---------------------------------------
                                                                Retained
                                                                  by
                                                               Financial
                                                                Service
                                                                  Firm
                                            as % of             as % of
                                  ---------------------------
                                     Amount       Offering      Offering
Amount Purchased                     Invested       Price         Price
Less than $50,000                      4.99%         4.75%        4.25%
$50,000 to less than $100,000          4.71%         4.50%        4.00%
$100,000 to less than $250,000         3.63%         3.50%        3.00%
$250,000 to less than $500,000         2.56%         2.50%        2.00%
$500,000 to less than $1,000,000       2.04%         2.00%        1.75%
$1,000,000 or more                     0.00%         0.00%        0.00%

On purchases of $1 million or more, the Distributor pays the financial service firm a cumulative commission as follows:

Amount Purchased                      Commission
First $3,000,000                        1.00%
Next $2,000,000                         0.50%
Over $5,000,000                         0.25%(1)

(1)  Paid over 12 months but only to the extent the shares remain outstanding.

Purchases of $1 million to $5 million are subject to a 1.00% contingent deferred sales charge payable to the Distributor on redemptions within 18 months from the first day of the month following the purchase. The contingent deferred sales charge does not apply to the excess of any purchase over $5 million.





Class B Shares. Class B shares are offered at net asset value, without an initial sales charge, subject to a 0.75% annual distribution fee for approximately eight years (at which time they convert to Class A shares not bearing a distribution fee), a 0.25% annual service fee and a declining contingent deferred sales charge if redeemed within six years after purchase. As shown below, the amount of the contingent deferred sales charge depends on the number of years after purchase that the redemption occurs:


         Years                 Contingent Deferred
    After Purchase                Sales Charge
          0-1                         5.00%
          1-2                         4.00%
          2-3                         3.00%
          3-4                         3.00%
          4-5                         2.00%
          5-6                         1.00%
      More than 6                     0.00%

Year one ends one year after the end of the month in which the purchase was accepted and so on. The Distributor pays financial service firms a commission of 4.00% on Class B share purchases.


General. All contingent deferred sales charges are deducted from the amount redeemed, not the amount remaining in the account, and are paid to the Distributor. Shares issued upon distribution reinvestment and amounts representing appreciation are not subject to a contingent deferred sales charge. The contingent deferred sales charge is imposed on redemptions which result in the account value falling below its Base Amount (the total dollar value of purchase payments in the account reduced by prior redemptions on which a contingent deferred sales charge was paid and any exempt redemptions). See the Statement of Additional Information for more information.


Which Class is more beneficial to an investor depends on the amount and intended length of the investment. Large investments, qualifying for a reduced Class A sales charge, avoid the distribution fee. Investments in Class B shares have 100% of the purchase invested immediately. Purchases of $250,000 or more must be for Class A shares. Consult your financial service firm.


Financial service firms may receive different compensation rates for selling different classes of shares. The Distributor may pay additional compensation to financial service firms which have made or may make significant sales. See the Statement of Additional Information for more information.






Special Purchase Programs. The Fund allows certain investors or groups of investors to purchase shares at a reduced, or without an, initial or contingent deferred sales charge. These programs are described in the Statement of Additional Information under "Programs for Reducing or Eliminating Sales Charges" and "How to Sell Shares."


Shareholder Services. A variety of shareholder services are available. For more information about these services or your account call 1-800-345-6611. Some services are described in the attached account application. A shareholder's manual explaining all available services will be provided upon request.

HOW TO SELL SHARES


Shares of the Fund may be sold on any day the Exchange is open, either directly to the Fund or through your financial service firm. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will send proceeds as soon as the check has cleared (which may take up to 15 days).


Selling Shares Directly To The Fund. Send a signed letter of instruction or stock power form to the Transfer Agent, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from financial service firms, the Transfer Agent and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. For details contact:

                     Colonial Investors Service Center, Inc.
                                 P.O. Box 1722
                             Boston, MA 02105-1722
                                 1-800-345-6611


Selling Shares Through Financial Service Firms. Financial service firms must receive requests prior to the time at which the Fund values its shares to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent and may charge for this service.



General. The sale of shares is a taxable transaction for income tax purposes and may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances. See the Statement of Additional Information for more information. Under unusual circumstances, the Fund may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. In June of any year, the Fund may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share value depreciation. Shareholders will receive 60 days' written notice to increase the account value before the fee is deducted.


HOW TO EXCHANGE SHARES


Exchanges at net asset value may be made among the same class of shares of most Colonial funds. Shares will continue to age without regard to the exchange for purposes of conversion and in determining the contingent deferred sales charge, if any, upon redemption. Carefully read the prospectus of the fund into which the exchange will go before submitting the request. Call 1-800-248-2828 to receive a prospectus and an exchange authorization form. Call 1-800-422-3737 to exchange shares by telephone. An exchange is a taxable capital transaction. The exchange service may be changed, suspended or eliminated on 60 days' written notice.


Class A Shares. An exchange from a money market fund into a non-money market fund will be at the applicable offering price next determined (including sales charge), except for amounts on which an initial sales charge was paid. Non-money market fund shares must be held for five months before qualifying for exchange to a fund with a higher sales charge, after which exchanges are made at the net asset value next determined.

Class B Shares. Exchanges of Class B shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within six years after the original purchase, a contingent deferred sales charge will be assessed using the schedule of the fund into which the original investment was made.

TELEPHONE TRANSACTIONS


All shareholders and/or their financial advisers are automatically eligible to exchange Fund shares by telephone and may redeem up to $50,000 of Fund shares by calling
1-800-422-3737 toll-free any business day between 9:00 a.m. and the time at which the Fund values its shares. Telephone redemption privileges for larger amounts may be elected on the account application. Proceeds and confirmations of telephone transactions will be mailed or sent to the address of record. Telephone redemptions are not available on accounts with an address change in the preceding 30 days. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and, if it does not, may be liable for any losses due to unauthorized or fraudulent telephone transactions. All telephone transactions are recorded. Shareholders and/or their financial advisers are required to provide their name, address and account number. Financial advisers are also required to provide their broker number. Shareholders and/or their financial advisers wishing to redeem or exchange shares by telephone may experience difficulty in reaching the Fund at its toll-free telephone number during periods of drastic economic or market changes. In that event, shareholders and/or their financial advisers should follow the procedures for redemption or exchange by mail as described above under "How to Sell Shares." The Adviser, the Transfer Agent and the Fund reserve the right to change, modify, or terminate the telephone redemption or exchange services at any time upon prior written notice to shareholders. Shareholders and/or their financial advisers are not obligated to transact by telephone.





12B-1 PLANS

Under 12b-1 Plans, the Fund pays the Distributor an annual service fee of 0.25% of the Fund's average net assets attributed to each Class of shares. The Fund also pays the Distributor an annual distribution fee of 0.75% of the average net assets attributed to its Class B shares. Because the Class B shares bear the additional distribution fees, their dividends will be lower than the dividends of Class A shares. Class B shares automatically convert to Class A shares, approximately eight years after the Class B shares were purchased. The multiple class structure could be terminated should certain Internal Revenue Service rulings be rescinded. See the Statement of Additional Information for more information. The Distributor uses the fees to defray the cost of commissions and service fees paid to financial service firms which have sold Fund shares, and to defray other expenses such as sales literature, prospectus printing and distribution, shareholder servicing costs and compensation to wholesalers. Should the fees exceed the Distributor's expenses in any year, the Distributor would realize a profit. The Plans also authorize other payments to the Distributor and its affiliates (including the Adviser) which may be construed to be indirect financing of sales of Fund shares.

ORGANIZATION AND HISTORY


The Trust is a Massachusetts business trust organized in 1978. The Fund represents the entire interest in a separate portfolio of the Trust.



The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Trust vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the Statement of Additional Information for more information.



Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust (Declaration) disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.



The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.



Investment Adviser
Colonial Management Associates, Inc.
One Financial Center
Boston, MA  02111-2621

Distributor
Colonial Investment Services, Inc.
One Financial Center
Boston, MA 02111-2621


Custodian
UMB, n.a.
928 Grand Avenue
Kansas City, MO  64106


Shareholder Services and Transfer Agent
Colonial Investors Service Center, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-345-6611

Independent Accountants
Price Waterhouse LLP
160 Federal Street
Boston, MA 02110-2624

Legal Counsel
Ropes & Gray
One International Place
Boston, MA 02110-2624

Your financial service firm is:

Printed in U.S.A.



March 29, 1996


COLONIAL TAX-
EXEMPT FUND

PROSPECTUS


Colonial Tax-Exempt Fund seeks as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds.



For more detailed information about the Fund, call the Adviser at 1-800-248-2828 for the March 29, 1996 Statement of Additional Information.



FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR INSURED BY, ANY BANK OR GOVERNMENT AGENCY.

                        COLONIAL TRUST IV
                      Cross Reference Sheet
                Colonial Tax-Exempt Insured Fund
                ---------------------------------

Item Number of Form N-1A     Location or Caption in Prospectus

Part A

    1.                       Cover Page
    2.                       Summary of Expenses
    3.                       The Fund's Financial History
    4.                       The Fund's Investment Objective;
                             Organization and History; How the
                             Fund Pursues its Objective
    5.                       Cover Page; How the Fund is
                             Managed; Organization and
                             History; The Fund's Investment
                             Objective; Back Cover
    6.                       Organization and History;
                             Distributions and Taxes; How to
                             Buy Shares
    7.                       Cover Page; Summary of Expenses;
                             How to Buy Shares; How the Fund
                             Values its Shares; 12b-1 Plans;
                             Back Cover
    8. Summary of Expenses; How to Sell Shares; How to Exchange Shares; Telephone Transactions
    9.                       Not Applicable


March 29, 1996


COLONIAL TAX-EXEMPT INSURED FUND

PROSPECTUS

BEFORE YOU INVEST

Colonial Management Associates, Inc. (Adviser) and your full-service financial adviser want you to understand both the risks and benefits of mutual fund investing.


While mutual funds offer significant opportunities and are professionally managed, they also carry risks including possible loss of principal. Unlike saving accounts and certificates of deposit, mutual funds are not insured or guaranteed by any financial institution or government agency.


Please consult your full-service financial adviser to determine how investing in this mutual fund may suit your unique needs, time horizon and risk tolerance.


Colonial Tax-Exempt Insured Fund (Fund), a diversified fund of Colonial Trust IV (Trust), an open-end management investment company, seeks as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in insured municipal bonds. See "How the Fund Pursues its Objective" for a detailed discussion of the nature and limitations of portfolio insurance.


The Fund is managed by the Adviser, an investment adviser since 1931.

This Prospectus explains concisely what you should know before investing in the Fund.


                           TI-01/924B-0396-0396



Read it carefully and retain it for future reference. More detailed information about the Fund is in the March 29, 1996 Statement of Additional Information which has been filed with the Securities and Exchange Commission and is obtainable free of charge by calling the Adviser at 1-800-248-2828. The Statement of Additional Information is incorporated by reference in (which means it is considered to be a part of) this Prospectus.



The Fund offers two classes of shares. Class A shares are offered at net asset value plus a sales charge imposed at the time of purchase; Class B shares are offered at net asset value and, in addition, are subject to an annual distribution fee and a declining contingent deferred sales charge on redemptions made within six years after purchase. Class B shares automatically convert to Class A shares after approximately eight years. See "How to Buy Shares."



Contents                                                 Page
Summary of  Expenses
The Fund's  Financial  History
The Fund's  Investment  Objective
How the Fund  Pursues its  Objective
How the Fund  Measures its  Performance
How the Fund is  Managed
How the Fund  Values its  Shares
Distributions and  Taxes
How to  Buy  Shares
How to  Sell  Shares
How to  Exchange  Shares
Telephone  Transactions
12b-1  Plans
Organization and  History


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR INSURED BY, ANY BANK OR GOVERNMENT AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF EXPENSES


Expenses are one of several factors to consider when investing in the Fund. The following tables summarize your maximum transaction costs and your annual expenses for an investment in each Class of the Fund's shares. See "How the Fund is Managed" and "12b-1 Plans" for more complete descriptions of the Fund's costs and expenses.


Shareholder Transaction Expenses(1)(2)

                                                      Class A        Class B
Maximum Initial Sales Charge Imposed on a Purchase
  (as a % of offering price)(3)                        4.75%         0.00% (5)
Maximum Contingent Deferred Sales Charge
  (as a % of offering price)(3)                        1.00% (4)     5.00%



(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Sell Shares."

(2) Redemption proceeds exceeding $5,000 sent via federal funds wire will be subject to a $7.50 charge per transaction.

(3) Does not apply to reinvested distributions.

(4) Only with respect to any portion of purchases of $1 million to $5 million redeemed within approximately 18 months after purchase. See "How to Buy Shares."

(5) Because of the 0.75% distribution fee applicable to Class B shares, long-term Class B shareholders may pay more in aggregate sales charges
    than  the  maximum  initial  sales  charge   permitted  by  the  National
    Association of Securities Dealers, Inc. However, because the Fund's Class B shares automatically convert to Class A shares after approximately 8 years, this is less likely for Class B shares than for a class without a conversion feature.



Annual Operating Expenses  (as a % of average net assets)


                                 Class A                  Class B

Management fee                    0.55%                     0.55%
12b-1 fees                        0.25                      1.00
Other expenses                    0.25                      0.25
                                  ----                      ----
Total operating expenses          1.05%                     1.80%
                                  =====                     =====



Example

The following Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in each Class of shares of the Fund for the periods specified, assuming a 5% annual return and, unless otherwise noted, redemption at period end. The 5% return and expenses used in this Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary:

                               Class A                   Class B

Period:                                              (6)           (7)
1 year                          $ 58              $ 68          $ 18
3 years                           79                87            57
5 years                          103               118            98
10 years                         170               192 (8)      192 (8)



(6)  Assumes redemption at period end.

(7)  Assumes no redemption.

(8)  Class  B  shares   automatically   convert  to  Class  A  shares  after
     approximately 8 years; therefore, years 9 and 10 reflect Class A share expenses.



THE FUND'S FINANCIAL HISTORY


The following schedules of financial highlights for a share outstanding throughout each period has been audited by Price Waterhouse LLP, independent accountants. Their unqualified report is included in the Fund's 1995 Annual
Report and is incorporated by reference into the Statement of Additional Information. The Fund adopted its current objective on May 31, 1995. The data presented for periods prior to May 31, 1995 represent operations under earlier objectives and policies.


                                                                         Class A
                                              -------------------------------------------------------------------
                                                                  Year ended November 30
                                               1995        1994        1993        1992         1991        1990
                                               ----        ----        ----        ----         ----        ----

Net asset value - Beginning of period         $7.450      $8.420      $8.080      $7.880       $7.660      $7.680
                                              ------      ------      ------      ------       ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.418       0.439       0.456       0.480        0.496       0.506
Net realized and unrealized
gain (loss)                                    0.935      (0.977)      0.338       0.200        0.222      (0.016)
                                               -----      -------      -----       -----        -----      -------
   Total from Investment Operations            1.353      (0.538)      0.794       0.680        0.718       0.490
                                               -----      -------      -----       -----        -----       -----
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                    (0.423)     (0.432)     (0.454)     (0.480)      (0.498)     (0.510)
                                              ------       ------      ------      ------       ------      ------
From net realized gain                        ------       ------      ------      ------       ------      ------
Total Distributions Declared to Shareholders  (0.423)     (0.432)     (0.454)     (0.480)      (0.498)     (0.510)
                                              -------     -------     -------     -------      -------     -------
Net asset value - End of period               $8.380      $7.450      $8.420      $8.080       $7.880      $7.660
                                              ======      ======      ======      ======       ======      ======
Total return (a)                              18.55%      (6.61)%     10.00%       8.85%        9.66%       6.65%
                                              ======      =======     ======       =====        =====       =====
RATIOS TO AVERAGE NET ASSETS:
Expenses                                       1.05%(b)    1.05%       1.07%       1.10%        1.08%       1.10%
Net investment income                          5.20%(b)    5.44%       5.44%       5.97%        6.35%       6.66%
Portfolio turnover                               31%         36%         12%          7%           8%         15%
Net assets at end of period (000)           $240,894    $198,909    $241,610    $217,782     $189,483    $142,525
--------------------------------------------


                                                                          Class A
                                                      ----------------------------------------------
                                                                   Year ended November 30
                                                        1989        1988         1987       1986

Net asset value - Beginning of period                  $7.460      $7.260       $8.120     $7.150
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                   0.508       0.510        0.501      0.546 (c)
Net realized and unrealized
gain (loss)                                             0.222       0.201       (0.767)     0.966
   Total from Investment Operations                     0.730       0.711       (0.266)     1.512
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                             (0.510)     (0.511)      (0.498)    (0.542)
From net realized gain                                  ------      ------      (0.096)     -----
Total Distributions Declared to Shareholders           (0.510)     (0.511)      (0.594)    (0.542)
Net asset value - End of period                        $7.680      $7.460       $7.260     $8.120
Total return (a)                                       10.07%      10.05%       (3.35)%    21.70%
RATIOS TO AVERAGE NET ASSETS:
Expenses                                                1.12%       1.12%        1.14%      1.10% (c)
Net investment income                                   6.70%       6.85%        6.63%      6.95% (c)
Portfolio turnover                                        38%         78%         129%       130%
Net assets at end of period (000)                    $124,119    $104,074     $105,944    $97,208
---------------------------------------------

(a) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(b) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(b)  Annualized.
(c)  The Fund commenced investment operations on November 20, 1985.
(d) Net of fees and expenses waived or borne by the Adviser which amounted to $0.010 per share and 0.13% of average net assets.
(e) Net of fees and expenses waived or borne by the Adviser which amounted to $.006 per share.

THE FUND'S FINANCIAL HISTORY (CONT'D)


                                                                           Class B
                                              ------------------------------------------------------------------
                                                                   Year ended November 30
                                              ------------------------------------------------------------------
                                                     1995           1994              1993             1992 (a)
                                                     ----           ----              ----             ----
Net asset value - Beginning of period              $7.450         $8.420             $8.080           $7.910
                                                   ------         ------             ------           ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                               0.359          0.378              0.395            0.240
Net realized and unrealized
gain (loss) on investments                          0.935         (0.977)             0.338            0.170
                                                    -----         -------             -----            -----
     Total from Investment Operations               1.294         (0.599)             0.733            0.410
                                                    -----         -------             -----            -----
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                         (0.364)        (0.371)            (0.393)          (0.240)
                                                   -------        -------            -------          -------
Net asset value - End of period                    $8.380         $7.450             $8.420           $8.080
                                                   ======         ======             ======           ======
Total return (b)                                   17.68%         (7.31)%             9.20%            5.23% (d)
                                                   ======         =======             =====            =====
RATIOS TO AVERAGE NET ASSETS:
Expenses                                            1.80% (c)      1.80%              1.82%            1.85% (e)
Net investment income                               4.45% (c)      4.69%              4.69%            5.22% (e)
Portfolio turnover                                    31%            36%                12%               7%
Net assets at end of period (000)                 $50,016        $45,801            $46,035          $16,519
---------------------------------


(a) Class B shares were initially offered on May 5, 1992. Per share amounts reflect activity from that date.
(b) Total return at net asset value assuming all distributions reinvested and no intitial sales charge or contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(d)  Not annualized.
(e)  Annualized.


Further performance information is contained in the Fund's Annual Report to shareholders, which is obtainable free of charge by calling 1-800-248-2828.



THE FUND'S INVESTMENT OBJECTIVE



The Fund seeks as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in insured municipal bonds. In this Prospectus, "tax-exempt bonds" means debt securities of any maturity that, in the issuer's counsel's opinion, are exempt from federal income taxes.



HOW THE FUND PURSUES ITS OBJECTIVE


The Fund normally invests at least 65% of its assets in high quality tax-exempt bonds of any maturity that are fully insured as to the payment of interest and principal. The balance of the Fund's assets may be invested in uninsured debt securities of any maturity that are rated BBB or Baa or higher, but no more than 20% of the Fund's assets will be rated BBB or Baa. The Fund may invest in securities that do not pay interest in cash on a current basis. The Fund will, however, accrue and distribute this interest on a current basis and may have to sell securities to generate cash for distributions. Many bonds have call features that permit the issuer to repay the bond before maturity. If this occurs, the Fund may only be able to invest the proceeds at lower yields.

The Fund will generally buy tax-exempt bonds insured under an insurance policy obtained by the issuer or underwriter at the time of issuance. These bonds will all be rated AAA when acquired. The Fund may also buy uninsured tax-exempt bonds and simultaneously buy insurance on those bonds from an insurance company, but only if S&P gives a AAA rating to bonds insured by that insurance company. The Fund may also buy a portfolio insurance policy that covers its holdings of uninsured tax-exempt bonds. Insurance reduces but does not eliminate the credit risk of holding tax-exempt bonds, since an insurer may not be able to meet its obligations. Insurance does not reduce fluctuations in Fund share values resulting from changes in market interest rates. Insured bonds generally have lower yields than comparable uninsured bonds. Fund purchases of insurance to cover uninsured bonds reduce the Fund's yield. Some forms of insurance cover bonds only so long as the Fund holds them, so that, if the bond issuer's creditworthiness declines, the bonds would be worth less to other investors than to the Fund. Thus, the Fund might not be able to sell the bonds for an acceptable price and might continue to hold bonds that it would otherwise sell to buy higher-yielding bonds. In valuing such securities, the Fund values the insurance at the difference between the market value of the security and the market value of similar securities whose issuers' creditworthiness has not substantially declined.

The value of debt securities (and thus Fund shares) usually fluctuates inversely to changes in interest rates. A portion of the Fund's assets may be held in cash or invested in short-term securities for day-to-day operating purposes. The Fund intends that its short-term investments will be tax-exempt, but if suitable tax-exempt securities are not available or are available only on a when-issued basis, the Fund may invest up to 20% of its assets (reduced by the percentage of its total assets invested in "private activity bonds", which the Fund intends will not exceed 20% of its assets) in repurchase agreements; short-term taxable obligations rated A-1+ of banks which have or whose parent holding companies have long-term debt ratings of AAA, or of corporations with long-term debt ratings of AAA; and securities of the U.S. government. The Fund may temporarily invest more than 20% of its assets in such taxable obligations for defensive purposes. The Fund's policy is not to concentrate in any industry, but it may invest up to 25% of its assets in industrial development revenue bonds based on the credit of private entities in any one industry (governmental issuers are not considered to be part of any "industry"). The Fund currently limits investments in securities subject to the federal alternative minimum tax to a maximum of 20% of total assets.


"When-Issued" and "Delayed Delivery" Securities. The Fund may acquire securities on a "when-issued" basis by contracting to purchase securities for a fixed price on a date beyond the customary settlement time with no interest accruing until settlement. If made through a dealer the contract is dependent on the dealer's consummation of the sale. The dealer's failure could deprive the Fund of an advantageous yield or price. These contracts may be considered securities and involve risk to the extent that the value of the underlying security changes prior to settlement. The Fund may realize short-term profits or losses if the contracts are sold.



Options and Futures. The Fund may write covered call and put options on securities held in the portfolio and purchase call and put options on debt securities. A call option gives the purchaser the right to buy a security from, and a put option the right to sell a security to, the option writer at a specified price, on or before a specified date. The Fund will pay a premium when purchasing an option, which reduces the Fund's return on the underlying security if the option is exercised and results in a loss if the option expires unexercised. The Fund will receive a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. So long as the Fund is the writer of a call option it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). So long as the Fund is a writer of a put option it will hold cash and/or high-grade debt obligations equal to the price to be paid if the option is exercised. If the Fund is unable to close out an unexpired option, the Fund must continue to hold the underlying security until the option expires. Trading hours for options may differ from the trading hours for the underlying securities. Thus significant price movements may occur in the securities markets that are not reflected in the options market. This may limit the effectiveness of options as hedging devices. The Fund may buy or write options that are not traded on national securities exchanges and not protected by the Option Clearing Corporation. These transactions are effected directly with a broker-dealer, and the Fund bears the risk that the broker-dealer will fail to meet its obligations. The market value of such options and other illiquid assets will not exceed 10% of the Fund's net assets.


For hedging purposes the Fund may purchase or sell (1) interest rate and tax-exempt bond index futures contracts, and (2) put and call options on such contracts and on such indices. A future creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument at the time and in the amount specified in the contract. Although futures call for delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (sale) of a comparable contract. If the initial sale price of the future exceeds (or is less than) the price of the offsetting purchase, the Fund realizes a gain (or loss). Options on futures contracts operate in a similar manner to options on securities, except that the position assumed is in the futures contracts rather than in the security. The Fund may not purchase or sell futures contracts or purchase related options if immediately thereafter the sum of the amount of deposits for initial margin or premiums on the existing futures and related options positions would exceed 5% of the market value of the Fund's total assets. Transactions in futures and related options involve the risk of (1) imperfect correlation between the price movement of the contracts and the underlying securities, (2) significant price movement in one but not the other market because of different trading hours, (3) the possible absence of a liquid secondary market at any point in time, and (4) if the Adviser's prediction on interest rates is inaccurate, the Fund may be worse off than if it had not hedged.


Borrowing of Money. The Fund may borrow money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets.



Other. The Fund may not always achieve its investment objective. The Fund's investment objective and non-fundamental policies may be changed without shareholder approval. The Fund will notify investors at least 30 days prior to any material change in the Fund's investment objective. If there is a change in the investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their financial position and needs. Shareholders may incur a contingent deferred sales charge if shares are redeemed in response to a change in objective. The Fund has a fundamental policy of investing under normal circumstances at least 80% of its total assets in tax-exempt bonds. This policy and the Fund's other fundamental policies listed in the Statement of Additional Information cannot be changed without the approval of a majority of the Fund's outstanding voting securities. Additional information concerning certain of the securities and investment techniques described above is contained in the Statement of Additional Information.


HOW THE FUND MEASURES ITS PERFORMANCE

Performance may be quoted in sales literature and advertisements. Each Class's average annual total returns are calculated in accordance with the Securities and Exchange Commission's formula, and assume the reinvestment of all distributions, the maximum initial sales charge of 4.75% on Class A shares and the contingent deferred sales charge applicable to the time period quoted on Class B shares. Other total returns differ from the average annual total return only in that they may relate to different time periods, represent aggregate as opposed to average annual total return, and may not reflect the initial or contingent deferred sales charge.

Each Class's yield and tax equivalent yield, which differ from total return because they do not consider changes in net asset value, are calculated in accordance with the Securities and Exchange Commission's formula. Each Class's distribution rate is calculated by dividing the most recent month's distribution, annualized, by the maximum offering price of that Class at the end of the month. Each Class's performance may be compared to various indices. Quotations from various publications may be included in sales literature and advertisements. See "Performance Measures" in the Statement of Additional Information.

All performance information is historical and does not predict future results.

HOW THE FUND IS MANAGED

The Trustees formulate the Fund's general policies and oversee the Fund's affairs as conducted by the Adviser.





The Adviser is a subsidiary of The Colonial Group, Inc. Colonial Investment Services, Inc. (Distributor) is a subsidiary of the Adviser and serves as the distributor for the Fund's shares. Colonial Investors Service Center, Inc. (Transfer Agent), an affiliate of the Adviser, serves as the shareholder services and transfer agent for the Fund. The Colonial Group, Inc. is a direct subsidiary of Liberty Financial Companies, Inc. which in turn is an indirect subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is considered to be the controlling entity of the Adviser and its affiliates. Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S.



The Adviser furnishes the Fund with investment management, accounting and administrative personnel and services, office space and other equipment and services at the Adviser's expense. For these services, the Fund paid the Adviser 0.55% of the Fund's average daily net assets for the fiscal year 1995.


William C. Loring, Vice President of the Adviser, has managed the Fund since 1987 and has managed various other Colonial tax-exempt funds since 1986.


The Adviser also provides pricing and bookkeeping services to the Fund for a monthly fee of $2,250 plus a percentage of the Fund's average net assets over $50 million. The Transfer Agent provides transfer agency and shareholder services to the Fund for a fee of 0.14% annually of average net assets plus certain out-of-pocket expenses.


Each of the foregoing fees is subject to any reimbursement or fee waiver to which the Adviser may agree.

The Adviser places all orders for the purchase and sale of portfolio securities. In selecting broker-dealers, the Adviser may consider research and brokerage services furnished to it and its affiliates. Subject to seeking best execution, the Adviser may consider sales of shares of the Fund (and of certain other Colonial funds) in selecting broker-dealers for portfolio security transactions.

HOW THE FUND VALUES ITS SHARES


Per share net asset value is calculated by dividing the total value of each Class's net assets by its number of outstanding shares. Shares of the Fund are valued as of the close of the New York Stock Exchange (Exchange) each day the Exchange is open. Portfolio securities for which market quotations are readily available are valued at market. Short-term investments maturing in 60 days or less are valued at amortized cost when it is determined, pursuant to procedures adopted by the Trustees, that such cost approximates market value. All other securities and assets are valued at fair value following procedures adopted by the Trustees.


DISTRIBUTIONS AND TAXES

The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and to distribute to shareholders virtually all net income and any net realized gain at least annually.


The Fund generally declares distributions daily and pays them monthly. Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash to shareholders but will be invested in additional shares of the same class of the Fund at net asset value. To change your election, call the Transfer Agent for information. If the Fund makes taxable distributions, they will generally be taxable whether you receive them in cash or in additional Fund shares; you must report them as taxable income unless you are a tax-exempt institution. Although the Fund's distributions of interest from tax-exempt bonds will not be subject to regular federal income tax, a portion of such interest may be included in computing a shareholder's federal alternative minimum tax liability. In addition, shareholders will generally be subject to state and local income taxes on distributions they receive from the Fund. Furthermore, capital gains distributions by the Fund will generally be subject to federal, state and local income taxes. Social security benefits may be taxed as a result of receiving tax-exempt income. Each January, information on the amount and nature of distributions for the prior year is sent to shareholders.


The Fund has a significant capital loss carry forward and until it is exhausted, it is unlikely that capital gains distributions will be made. Any capital gains will, however, be reflected in the net asset value.

HOW TO BUY SHARES


Shares of the Fund are offered continuously. Orders received in good form prior to the time at which the Fund values its shares (or placed with a financial service firm before such time and transmitted by the financial service firm before the Fund processes that day's share transactions) will be processed based on that day's closing net asset value, plus any applicable initial sales charge. The minimum initial investment is $1,000; subsequent investments may be as small as $50. The minimum initial investment for the Colonial Fundamatic program is $50 and the minimum initial investment for a Colonial retirement account is $25. Certificates will not be issued for Class B shares and there are some limitations on the issuance of Class A certificates. The Fund may refuse any purchase order for its shares. See the Statement of Additional Information for more information.



Class A Shares. Class A shares are offered at net asset value, subject to a 0.25% annual service fee, plus an initial sales charge or a contingent deferred sales charge as follows:


                                        Initial Sales Charge
                                 ----------------------------------------
                                                           Retained
                                                              by
                                                           Financial
                                                         Service Firm
                                                              as
                                        as % of               % of
                               ---------------------------
                                 Amount       Offering      Offering
Amount Purchased                Invested       Price          Price

Less than $50,000                 4.99%         4.75%          4.25%
$50,000 to less than $100,000     4.71%         4.50%          4.00%
$100,000 to less than $250,000    3.63%         3.50%          3.00%
$250,000 to less than $500,000    2.56%         2.50%          2.00%
$500,000 to less than $1,000,000  2.04%         2.00%          1.75%
$1,000,000 or more                0.00%         0.00%          0.00%

On purchases of $1 million or more, the Distributor pays the financial service firm a cumulative commission as follows:

Amount Purchased                      Commission
First $3,000,000                        1.00%
Next $2,000,000                         0.50%
Over $5,000,000                         0.25%(1)

(1)    Paid over 12 months but only to the extent the shares remain outstanding.

Purchases of $1 million to $5 million are subject to a 1.00% contingent deferred sales charge payable to the Distributor on redemptions within 18 months from the first day of the month following the purchase. The contingent deferred sales charge does not apply to the excess of any purchase over $5 million.


Class B Shares. Class B shares are offered at net asset value, without an initial sales charge, subject to a 0.75% annual distribution fee for approximately eight years (at which time they convert to Class A shares not bearing a distribution fee), a 0.25% annual service fee and a declining contingent deferred sales charge if redeemed within six years after purchase. As shown below, the amount of the contingent deferred sales charge depends on the number of years after purchase that the redemption occurs:


         Years                 Contingent Deferred
    After Purchase                Sales Charge
          0-1                         5.00%
          1-2                         4.00%
          2-3                         3.00%
          3-4                         3.00%
          4-5                         2.00%
          5-6                         1.00%
      More than 6                     0.00%

Year one ends one year after the end of the month in which the purchase was accepted and so on. The Distributor pays financial service firms a commission of 4.00% on Class B share purchases.


General. All contingent deferred sales charges are deducted from the amount redeemed, not the amount remaining in the account, and are paid to the Distributor. Shares issued upon distribution reinvestment and amounts representing appreciation are not subject to a contingent deferred sales charge. The contingent deferred sales charge is imposed on redemptions which result in the account value falling below its Base Amount (the total dollar value of purchase payments in the account reduced by prior redemptions on which a contingent deferred sales charge was paid and any exempt redemptions). See the Statement of Additional Information for more information.


Which Class is more beneficial to an investor depends on the amount and intended length of the investment. Large investments, qualifying for a reduced Class A sales charge, avoid the distribution fee. Investments in Class B shares have 100% of the purchase invested immediately. Purchases of $250,000 or more must be for Class A shares. Consult your financial service firm.


Financial service firms may receive different compensation rates for selling different classes of shares. The Distributor may pay additional compensation to financial service firms which have made or may make significant sales.



Special Purchase Programs. The Fund allows certain investors or groups of investors to purchase shares at a reduced or without an initial or contingent deferred sales charge. These programs are described in the Statement of Additional Information under "Programs for Reducing or Eliminating Sales Charges" and "How to Sell Shares."


Shareholder Services. A variety of shareholder services are available. For more information about these services or your account, call 1-800-345-6611. Some services are described in the attached account application. A shareholder's manual explaining all available services will be provided upon request.

HOW TO SELL SHARES


Shares of the Fund may be sold on any day the Exchange is open, either directly to the Fund or through your financial service firm. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will send proceeds as soon as the check has cleared (which may take up to 15 days).


Selling Shares Directly To The Fund. Send a signed letter of instruction or stock power form to the Transfer Agent, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from financial service firms, the Transfer Agent and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. For details contact:

                     Colonial Investors Service Center, Inc.
                                  P.O. Box 1722
                              Boston, MA 02105-1722
                                  1-800-345-6611


Selling Shares Through Financial Service Firms. Financial service firms must receive requests prior to the time at which the Fund values its shares to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent, and may charge for this service.



General. The sale of shares is a taxable transaction for income tax purposes and may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances. See the Statement of Additional Information for more information. Under unusual circumstances, the Fund may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. In June of any year, the Fund may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share value depreciation. Shareholders will receive 60 days' written notice to increase the account value before the fee is deducted.


HOW TO EXCHANGE SHARES

Exchanges at net asset value may be made among shares of the same class of most Colonial funds. Shares will continue to age without regard to the exchange for purposes of conversion and determining the contingent deferred sales charge, if any, upon redemption. Carefully read the prospectus of the fund into which the exchange will go before submitting the request. Call 1-800-248-2828 to receive a prospectus and an exchange authorization form. Call 1-800-422-3737 to exchange shares by telephone. An exchange is a taxable capital transaction. The exchange service may be changed, suspended or eliminated on 60 days' written notice.


Class A Shares. An exchange from a money market fund into a non-money market fund will be at the applicable offering price next determined (including sales charge), except for amounts on which an initial sales charge was paid. Non-money market fund shares must be held for five months before qualifying for exchange to a fund with a higher sales charge, after which exchanges are made at the net asset value next determined.


Class B Shares. Exchanges of Class B shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within six years after the original purchase, a contingent deferred sales charge will be assessed using the schedule of the fund into which the original investment was made.

TELEPHONE TRANSACTIONS


All shareholders and/or their financial advisers are automatically eligible to exchange Fund shares by telephone and redeem up to $50,000 of Fund shares by calling
1-800-422-3737 toll-free any business day between 9:00 a.m. and the time at which the Fund values its shares. Telephone redemption privileges for larger amounts may be elected on the account application. Proceeds and confirmations of telephone transactions will be mailed or sent to the address of record. Telephone redemptions are not available on accounts with an address change in the preceding 30 days. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and, if it does not, may be liable for any losses due to unauthorized or fraudulent telephone transactions. All telephone transactions are recorded. Shareholders and/or their financial advisers are required to provide their name, address and account number. Financial advisers are also required to provide their broker number. Shareholders and/or their financial advisers wishing to redeem or exchange shares by telephone may experience difficulty in reaching the Fund at its toll-free telephone number during periods of drastic economic or market changes. In that event, shareholders and/or their financial advisers should follow the procedures for redemption or exchange by mail as described above under "How to Sell Shares." The Adviser, the Transfer Agent and the Fund reserve the right to change, modify, or terminate the telephone redemption or exchange services at any time upon prior written notice to shareholders. Shareholders and/or their financial advisers are not obligated to transact by telephone.


12B-1 PLANS

Under 12b-1 Plans, the Fund pays the Distributor an annual service fee of 0.25% of the Fund's average net assets attributed to each Class of shares. The Fund also pays the Distributor an annual distribution fee of 0.75% of the average net assets attributed to its Class B shares. Because the Class B shares bear the additional distribution fee, their dividends will be lower than the dividends of Class A shares. Class B shares automatically convert to Class A shares, approximately eight years after the Class B shares were purchased. The multiple class structure could be terminated should certain Internal Revenue Service rulings be rescinded. See the Statement of Additional Information for more information. The Distributor may use the fees to defray the cost of commissions and service fees paid to financial service firms which have sold Fund shares, and to defray other expenses such as sales literature, prospectus printing and distribution, shareholder servicing costs and compensation to wholesalers. Should the fees exceed the Distributor's expenses in any year, the Distributor would realize a profit. The Plans also authorize other payments to the Distributor and its affiliates (including the Adviser) which may be construed to be indirect financing of sales of Fund shares.

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1978. The Fund represents the entire interest in a separate portfolio of the Trust.


The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Trust vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the Statement of Additional Information for more information.




Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust (Declaration) disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.



The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.


Investment Adviser
Colonial Management Associates, Inc.
One Financial Center
Boston, MA  02111-2621

Distributor
Colonial Investment Services, Inc.
One Financial Center
Boston, MA 02111-2621


Custodian
UMB, n.a.
928 Grand Avenue
Kansas City, MO 64106


Shareholder Services and Transfer Agent
Colonial Investors Service Center, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-345-6611

Independent Accountants
Price Waterhouse LLP
160 Federal Street
Boston, MA 02110-2624

Legal Counsel
Ropes & Gray
One International Place
Boston, MA 02110-2624

Your financial service firm is:

Printed in U.S.A.


March 29, 1996


COLONIAL TAX-EXEMPT INSURED FUND

PROSPECTUS



Colonial Tax-Exempt Insured Fund seeks as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in insured municipal bonds.



For more detailed information about the Fund, call the Adviser at 1-800-248-2828 for the March 29, 1996 Statement of Additional Information.



FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR INSURED BY, ANY BANK OR GOVERNMENT AGENCY.


                        COLONIAL TRUST IV
                      Cross Reference Sheet
               Colonial High Yield Municipal Fund
               -----------------------------------

Item Number of Form N-1A     Location or Caption in Prospectus

Part A

    1.                       Cover Page
    2.                       Summary of Expenses
    3.                       The Fund's Financial History
    4.                       The Fund's Investment Objective;
                             Organization and History; How the
                             Fund Pursues its Objective
    5.                       Cover Page; How the Fund is
                             Managed; Organization and
                             History; The Fund's Investment
                             Objective; Back Cover
    6.                       Organization and History;
                             Distributions and Taxes; How to
                             Buy Shares
    7.                       Cover Page; Summary of Expenses;
                             How to Buy Shares; How the Fund
                             Values its Shares; 12b-1 Plans;
                             Back Cover
    8. Summary of Expenses; How to Sell Shares; How to Exchange Shares; Telephone Transactions
    9.                       Not Applicable




March 29, 1996


COLONIAL HIGH YIELD MUNICIPAL FUND

PROSPECTUS

BEFORE YOU INVEST

Colonial Management Associates, Inc. (Adviser) and your full-service financial adviser want you to understand both the risks and benefits of mutual fund investing.


While mutual funds offer significant opportunities and are professionally managed, they also carry risks including possible loss of principal. Unlike savings accounts and certificates of deposit, mutual funds are not insured or guaranteed by any financial institution or government agency.


Please consult your full-service financial adviser to determine how investing in this mutual fund may suit your unique needs, time horizon and risk tolerance.

Colonial High Yield Municipal Fund (Fund), a diversified portfolio of Colonial Trust IV (Trust), an open-end management investment company, seeksa high level of after-tax total return by pursuing current income exempt from ordinary federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in medium- to lower-grade municipal bonds.

The Fund is managed by the Adviser, an investment adviser since 1931.

The Fund may invest in lower rated bonds (commonly referred to as "junk bonds") which are regarded as speculative as to payment of principal and interest. Purchasers should carefully assess the risks associated with an investment in the Fund.

This Prospectus explains concisely what you should know before investing in the Fund.


HM-01/925B-0396


Read it carefully and retain it for future reference. More detailed information about the Fund is in the March 29, 1996 Statement of Additional Information which has been filed with the Securities and Exchange Commission and is obtainable free of charge by calling the Adviser at 1-800-248-2828. The Statement of Additional Information is incorporated by reference in (which means it is considered to be a part of) this Prospectus.


The Fund offers two classes of shares. Class A shares are offered at net asset value plus a sales charge imposed at the time of purchase. Class B shares are offered at net asset value and, in addition, are subject to an annual distribution fee and a declining contingent deferred sales charge on redemptions made within six years after purchase. Class B shares automatically convert to Class A shares after approximately eight years. See "How to Buy Shares."


Contents                                                 Page
Summary of Expenses
The Fund's Financial History
The Fund's Investment Objective
How the Fund Pursues its Objective
How  the Fund Measures its Performance
How  the Fund is Managed
How the Fund Values its Shares
Distributions and Taxes
How to Buy Shares
How to Sell Shares
How to Exchange Shares
Telephone Transactions
12b-1 Plans
Organization and History
Appendix


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR INSURED BY, ANY BANK OR GOVERNMENT AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF EXPENSES

Expenses are one of several factors to consider when investing in the Fund. The following tables summarize your maximum transaction costs and your annual expenses for an investment in each Class of the Fund's shares. See "How the Fund is Managed" and "12b-1" Plans" for more complete descriptions of the Fund's various costs and expenses.


Shareholder Transaction Expenses (1)(2)

                                          Class A           Class B

Maximum Initial Sales Charge
 Imposed on a Purchase
 (as of % of offering price)(3)            4.75%             0.00%(5)
Maximum Contingent Deferred
 Sales Charge (as a % of
 offering price)(3)                        1.00%(4)          5.00%

(1)  For accounts less than $1,000 an annual fee of $10 may be deducted.
     See "How to Sell Shares."
(2) Redemption proceeds exceeding $5,000 sent via federal funds wire will be subject to a $7.50 charge per transaction.
(3)  Does not apply to reinvested distributions.

(4) Only with respect to any portion of purchases of $1 million to $5 million redeemed within approximately 18 months after purchase. See "How to Buy Shares."

(5) Because of the 0.75% distribution fee applicable to Class B shares, long-term Class B shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc. However, because the Fund's Class B shares automatically convert to Class A shares after approximately 8 years, this is less likely for Class B shares than for a class without a conversion feature.


Annual Operating Expenses

(as a % of average net assets)

                                    Class A              Class B


Management fee                        0.55%                0.55%
12b-1 fees                            0.25                 1.00
Other expenses                        0.37                 0.37
                                      ----                 ----
Total operating expenses              1.17%                1.92%


Example

The following example shows the cumulative expenses attributable to a $1,000 investment in each Class of shares of the Fund for the periods specified, assuming a 5% annual return and, unless otherwise noted, redemption at period end. The 5% return and expenses in this Example should not be considered indicative of actual or expected Fund performance, both of which will vary:

                     Class A                    Class B
Period

                                             (6)           (7)
1 year                $ 59                 $ 69          $ 19
3 years                 83                   90            60
5 years                109                  124           104
10 years               183                  205(8)        205(8)


(6)        Assumes redemption at period end.
(7)        Assumes no redemption.

(8) Class B shares automatically convert to Class A shares after approximately 8 years; therefore years 9 and 10 reflect Class A share expenses.

THE FUND'S FINANCIAL HISTORY


The following schedule of financial highlights for a share outstanding throughout each period has been audited by Price Waterhouse LLP, independent accountants. Their unqualified report is included in the Fund's 1995 Annual
Report and is incorporated by reference into the Statement of Additional Information. The Fund adopted its current objective on May 31, 1995. The data presented for periods prior to May 31, 1995 represent operations under earlier objectives and policies.


                                                                                                                   Period Ended
                                                                       Year ended November 30                       November 30
                                              --------------------------------------------------------------------------------------
                                                        1995                       1994                1993           1992(b)
                                                        ----                       ----                -----          -------
                                               Class A       Class B      Class A(a)    Class B       Class B         Class B
                                               -------       -------      ----------    -------       -------         -------
Net asset value - Beginning of period          $9.330         $9.330      $9.800       $10.320       $10.070          $10.000
                                               -------        -------     -------      --------      --------         -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                           0.656          0.583      0.188          0.605         0.609            0.338(c)
Net realized and unrealized
 gain (loss)                                    0.912          0.912     (0.496)        (1.016)        0.277            0.041
Total from Investment Operations                1.568          1.495     (0.308)        (0.411)        0.886            0.379
                                                ------         ------    -------        -------        ------           -----
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                      (0.668)       (0.595)   (0.162)         (0.579)       (0.636)          (0.309)
                                                -------       -------    -------        -------       -------          -------
Net asset value - End of period                $10.230        $10.230    $9.330         $9.330       $10.320          $10.070
                                               ========       ========    =======       =======      ========         =======
Total return (d)                                17.28%         16.42%    (3.15)%(e)%    (4.10)%        9.00%            3.80%(e)(f)
                                                ======         ======     =======       =======      ========         =======
RATIOS TO AVERAGE NET ASSETS
Expenses                                         1.17%(g)      1.92%(g)   1.15%(h)       1.90%         1.94%            2.00%(h)
Fees waived by the Adviser                        ---           ---       ---            ---           ---              0.01%(h)
Net investment income                             6.67%(g)     5.92%(g)   7.19%(h)       6.44%         5.95%            6.83%(h)
Portfolio turnover                                  26%          26%        25%            25%           31%              13%(h)
Net assets at end of period (000)              $17,997     $137,893     $6,027       $113,549      $120,523          $63,390

-----------------------------------------------


(a) Class A shares were initially offered on September 1, 1994. Per share amounts reflect activity from that date.
(b)  The Fund commenced investment operations on June 8, 1992.



(c) Net of fees and expenses waived or borne by the Adviser which amounted to $0.00.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)  Not annualized.
(f) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.



(g) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(h)  Annualized.

Further performance information is contained in the Fund's Annual Report to shareholders, which is obtainable free of charge by calling 1-800-248-2828.

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks a high level of after-tax total return by pursuing current income exempt from ordinary federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in medium- to lower-grade municipal bonds.

HOW THE FUND PURSUES ITS OBJECTIVE

The Fund has a fundamental policy of investing at least 80% of its total assets in tax-exempt securities (securities of any maturity that, in the opinion of issuer's counsel, are exempt from ordinary federal income tax). The Fund ordinarily invests primarily in securities rated BBB through C by S&P, comparably rated by another national rating service or unrated but considered by the Adviser to be of similar quality. Securities rated lower than BBB by S&P, comparably rated securities and similar unrated securities are considered to be speculative. The value of debt securities (and therefore of Fund shares) usually fluctuates inversely to changes in interest rates. Many bonds have call features that require the Fund to tender the bond back to the issuer at the issuer's request. If a bond is called, the Fund may be able to invest the proceeds only at lower yields.

The Fund may invest any or all of its assets in higher quality tax-exempt securities when the Adviser expects interest rates to increase or when yield spreads narrow. This may reduce the Fund's current income. The Fund intends to hold short-term tax-exempt securities to meet its operating needs, but when such securities are not available, or are only available on a "when-issued" basis, the Fund may invest up to 20% of its total assets in taxable high quality money market instruments. In periods of unusual market conditions, for temporary defensive purposes, the Fund may invest more than 20% of its total assets in taxable securities.

Three common types of tax-exempt bonds are general obligation bonds (GOs), revenue bonds (RBs) and industrial revenue bonds (IRBs). GOs are payable from the issuer's unrestricted revenues and may depend on appropriation by the applicable legislative body. RBs are payable only from a specified revenue source, not the unrestricted revenues of the issuer. An IRB generally is payable only from the revenues of the corporate user of a facility and consequently its credit rating relates to that of the corporate user. While the Fund may invest more than 25% of its total assets in IRBs, it limits its investments in IRBs which are based on the credit of private entities in any one industry to 25% or less. The Fund may invest in a relatively high percentage of tax-exempt securities issued by entities with similar characteristics (i.e., location or revenue source), possibly making the Fund more susceptible to economic, political or regulatory occurrences.

The Fund may invest without limit in securities, the income from which is subject to the individual alternative minimum tax; therefore, while the Fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax. Social security benefits may be taxed as a result of receiving tax-exempt income.

Certain Investment Techniques And Risk Factors
Lower Rated Debt Securities (commonly referred to as junk bonds). Relative to comparable securities of higher quality:

1. the market price is likely to be more volatile because:

        a. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default;

        b. the secondary market may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty of valuing or disposing of the security;


        c.   existing legislation limits and future
             legislation may further limit (i) investment by certain institutions or (ii) tax deductibility of the interest by the issuer, which may adversely affect value; and


        d. certain lower rated bonds do not pay interest in cash on a current basis. However, the Fund will accrue and distribute this interest on a current basis, and may have to sell securities to generate cash for distributions.

2. the Fund's achievement of its investment objective is more dependent on the Adviser's credit analysis;
        and

3. lower rated debt securities are less sensitive to interest changes but are more sensitive to adverse economic developments.


Weighted average composition of the Fund's portfolio at November 30, 1995:


                                    Rated         Unrated


Investment grade                   48.60%          43.70%
B-BB and equivalent                 2.40%           4.00%
Below B                              ---            1.30%
        Total                      51.00%          49.00%


This composition does not necessarily reflect the current or future portfolio. The Fund is not required to sell a security when its rating is reduced.


Temporary/Defensive Investments. The Fund may invest temporarily available cash in certificates of deposit, bankers' acceptances, high quality commercial paper, treasury bills and repurchase agreements. Under unusual market conditions the Fund may invest any or all of its assets in such instruments and U.S.government securities.



Under a repurchase agreement, the Fund buys a security from a bank or dealer, which is obligated to buy it back at a fixed price and time. The security is held in a separate account at the Fund's custodian and constitutes the Fund's collateral for the bank's or dealer's repurchase obligation. Additional collateral may be added so that the obligation will at all times be fully collateralized. However, if the bank or dealer defaults or enters bankruptcy, the Fund may experience costs and delays in liquidating the collateral and may experience a loss if it is unable to demonstrate its right to the collateral in a bankruptcy proceeding. While there is no limit on the Fund's investment in repurchase agreements, not more than 10% of the Fund's net assets will be invested in repurchase agreements maturing in more than 7 days.


"When-Issued" and "Delayed Delivery" Securities. The Fund may without limit acquire securities on a "when-issued" or "delayed delivery" basis by contracting to purchase securities for a fixed price on a date beyond the customary settlement time with no interest accruing until settlement. If made through a dealer the contract is dependent on the dealer completing the sale. The dealer's failure could deprive the Fund of an advantageous yield or price. These contracts involve the additional risk that the value of the underlying security changes prior to settlement. The Fund may realize short-term gains or losses if the contracts are sold. Transactions in when-issued securities may be limited by certain Internal Revenue Code requirements.

Options and Futures. The Fund may write covered call and put options on securities held in its portfolio and purchase call and put options on debt securities. A call option gives the purchaser the right to buy a security from, and a put option the right to sell a security to, the option writer at a specified price, on or before a specified date. The Fund will pay a premium when purchasing an option, which reduces the Fund's return on the underlying security if the option is exercised and results in a loss if the option expires unexercised. The Fund will receive a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. So long as the Fund is the writer of a call option it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements at securities exchange). So long as the Fund is a writer of a put option it will hold cash and /or high-grade debt obligations equal to the price to be paid if the option is exercised. If the Fund is unable to close out an unexpired option, the Fund must continue to hold the underlying security until the option expires. Trading hours for options may differ from the trading hours for the underlying securities. Thus, significant price movements may occur in the securities markets that are not reflected in the options market. This may limit the effectiveness of options as hedging devices. The Fund may buy or write options that are not traded on national securities exchanges and not protected by the Options Clearing Corporation. These transactions are effected directly with a broker-dealer, and the Fund bears the risk that the broker-dealer will fail to meet its obligations. The market value of such options and other illiquid assets will not exceed 10% of the Fund's total assets.

For hedging purposes the Fund may purchase or sell (1) interest rate and tax-exempt bond index futures contracts, and (2) put and call options on such contracts and on such indices. A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument at the time and in the amount specified in the contract. Although futures call for delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (sale) of a comparable contract. If the initial sale price of the future exceeds (or is less than) the price of the offsetting purchase, the Fund realizes a gain (or loss). Options on futures contracts operate in a similar manner to options on securities, except that the position assumed is in futures contracts rather than in the securities. The Fund may not purchase or sell futures contracts or purchase related options if immediately thereafter the sum of the amount of deposits for initial margin or premiums on the existing futures and related options positions would exceed 5% of the market value of the Fund's total assets. Transactions in futures and related options involve the risk of (1) imperfect correlation between the price movement of the contracts and the underlying securities, (2) significant price movement in one but not the other market because of different trading hours, (3) the possible absence of a liquid secondary market at any point in time, and (4) if the Adviser's prediction on interest rates is inaccurate, the Fund may be worse off than if it had not hedged.


Borrowing of Money. The Fund may borrow money from banks for temporary or emergency purposes up to 10% of its net assets.


Other. The Fund may not always achieve its investment objective. The Fund's investment objective and non-fundamental policies may be changed without shareholder approval. The Fund will notify investors at least 30 days prior to any material change in the Fund's investment objective. If there is a change in the investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their financial position and needs. Shareholders may incur a contingent deferred sales charge if shares are redeemed in response to a change in objective. The Fund's fundamental policies listed in the Statement of Additional Information cannot be changed without the approval of a majority of the Fund's outstanding voting securities. Additional information concerning certain of the securities and investment techniques described above is contained in the Statement of Additional Information.

HOW THE FUND MEASURES ITS PERFORMANCE

Performance may be quoted in sales literature and advertisements. Each Class's average total returns are calculated in accordance with the Securities and Exchange Commission's formula, and assume the reinvestment of all distributions, the maximum sales charge of 4.75% on Class A shares and the contingent deferred sales charge applicable to the time period quoted on Class B shares. Other total returns differ from the average annual total return only in that they may relate to different time periods, represent aggregate as opposed to average annual total return, and may not reflect the initial or contingent deferred sales charge.

Each Class's yield, which differs from total return because it does not consider changes in net asset value, is calculated in accordance with the Securities and Exchange Commission's formula. Each Class's distribution rate is calculated by dividing the most recent month's distribution, annualized, by the maximum offering price of that Class at the end of the month. Each Class's performance may be compared to various indices. Quotations from publications may be included in sales literature and advertisements. See "Performance Measures" in the Statement of Additional Information.

All performance information is historical and does not predict future results.

HOW THE FUND IS MANAGED

The Trustees formulate the Fund's general policies and oversee the Fund's affairs as conducted by the Adviser.


The Adviser is a subsidiary of The Colonial Group, Inc. Colonial Investment Services, Inc. (Distributor) is a subsidiary of the Adviser and serves as the distributor for the Fund's shares. Colonial Investors Service Center, Inc. (Transfer Agent), an affiliate of the Adviser, serves as the shareholder services and transfer agent for the Fund. The Colonial Group, Inc. is a direct subsidiary of Liberty Financial Companies, Inc. which in turn is an indirect subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is considered to be the controlling entity of the Adviser and its affiliates Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S.




The Adviser furnishes the Fund with investment management, accounting and administrative personnel and services, office space and other equipment and services at the Adviser's expense. For these services, the Fund paid the Adviser 0.55% of the Fund's average daily net assets for fiscal year 1995.


Bonny E. Boatman, Senior Vice President and Director of the Adviser and head of the Tax-Exempt Group, has managed the Fund since its inception and various other Colonial tax-exempt funds since 1985.


The Adviser also provides pricing and bookkeeping services to the Fund for a monthly fee of $2,250 plus a percentage of the Fund's average net assets over $50 million. The Transfer Agent provides transfer agency and shareholder services to the Fund for a fee of 0.14% annually of average net assets plus certain out-of-pocket expenses.


Each of the foregoing fees is subject to any reimbursement or fee waiver to which the Adviser may agree.

The Adviser places all orders for the purchase and sale of portfolio securities. In selecting broker-dealers, the Adviser may consider research and brokerage services furnished to it and its affiliates. Subject to seeking best execution, the Adviser may consider sales of shares of the Fund (and of certain other Colonial funds) in selecting broker-dealers for portfolio security transactions.

HOW THE FUND VALUES ITS SHARES


Per share net asset value is calculated by dividing the total value of each Class's net assets by its number of outstanding shares. Shares of the Fund are valued as of the close of the New York Stock Exchange (Exchange) each day the Exchange is open.. Portfolio securities for which market quotations are readily available are valued at market. Short-term investments maturing in 60 days or less are valued at amortized cost when it is determined, pursuant to procedures adopted by the Trustees, that such cost approximates market value. All other securities and assets are valued at fair value following procedures adopted by the Trustees.


DISTRIBUTIONS AND TAXES

The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and to distribute to shareholders virtually all net income and any net realized gain at least annually.


The Fund generally declares distributions daily and pays them monthly. Distributions are invested in additional shares of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash to shareholders, but will be invested in additional shares of the same Class of the Fund at net asset value. To change your election, call the Transfer Agent for information. If the Fund makes taxable distributions, they will generally be taxable whether you receive them in cash or in additional Fund shares; you must report them as taxable income unless you are a tax-exempt institution. Although the Fund's distribution of interest from tax-exempt bonds will not be subject to regular federal income tax, a portion or all of such interest may be included in computing a shareholder's federal alternative minimum tax liability. In addition, shareholders will generally be subject to state and local income taxes on distributions they receive from the Fund. Furthermore, capital gains distributions by the Fund will generally be subject to federal, state and local income taxes. Each January, information on the amount and nature of distributions for the prior year is sent to shareholders.


HOW TO BUY SHARES


Shares of the Fund are offered continuously. Orders received in good form prior to the time at which the Fund values its shares (or placed with a financial service firm before such time and transmitted by the financial service firm before the Fund processes that day's share transactions) will be processed based on that day's closing net asset value, plus any applicable initial sales charge.


The minimum initial investment is $1,000; subsequent investments may be as small as $50. The minimum initial investment for the Colonial Fundamatic program is $50 and the minimum initial investment for a Colonial retirement account is $25. Certificates will not be issued for Class B shares and there are some limitations on the issuance of Class A certificates. The Fund may refuse any purchase order for its shares. See the Statement of Additional Information for more information.


Class A Shares. Class A shares are offered at net asset value, subject to a 0.25% annual service fee, plus an initial or contingent deferred sales charge as follows:


                            Initial Sales Charge
                                                   Retained
                                                     by
                                                  Financial
                                                   Service
                                                     Firm
                                  as % of           as % of
                            ---------------------
                              Amount    Offering   Offering
Amounted Purchased           Invested    Price      Price
Less than $50,000             4.99%      4.75%      4.25%
$50,000 to less than
  $100,000                    4.71%      4.50%      4.00%
$100,00 to less than
   $250,000                   3.63%      3.50%      3.00%
$250,000 to less than
  $500,000                    2.56%      2.50%      2.00%
$500,000 to less than
  $1,000,000                  2.04%      2.00%      1.75%
$1,000,000 or more            0.00%      0.00%      0.00%

On purchases of $1 million or more, the Distributor pays the financial service firm a cumulative commission as follows:

                              Amount PurchaseCommission

                              First $3,000,000  1.00%
                               Next $2,000,000  0.50%
                               Over $5,000,000  0.25%(1)


(1) Paid over 12 months but only to the extent shares remain outstanding.

Purchases of $1 million to $5 million are subject to a 1.00% contingent deferred sales charge payable to the Distributor on redemptions within 18 months from the first day of the month following the purchase. The contingent deferred sales charge does not apply to the excess of any purchase over $5 million.




Class B Shares. Class B shares are offered at net asset value, without an initial sales charge, subject to a 0.75% annual distribution fee for approximately eight years (at which time they convert to Class A shares not bearing a distribution fee), a 0.25% annual service fee and a declining contingent deferred sales charge if redeemed within six years after purchase. As shown below, the amount of the contingent deferred sales charge depends on the number of years after purchase that the redemption occurs:


          Years               Contingent Deferred
      After Purchase              Sales Charge

           0-1                        5.00%
           1-2                        4.00
           2-3                        3.00
           3-4                        3.00
           4-5                        2.00
           5-6                        1.00
       More than 6                    0.00

Year one ends one year after the end of the month in which the purchase was accepted and so on. The Distributor pays financial service firms a commission of 4.00% on Class B share purchases.


General. All contingent deferred sales charges are deducted from the amount redeemed, not the amount remaining in the account, and are paid to the Distributor. Shares issued upon distribution reinvestment and amounts representing appreciation are not subject to a contingent deferred sales charge. The contingent deferred sales charge is imposed on redemptions which result in the account value falling below its Base Amount (the total dollar value of purchase payments in the account reduced by prior redemptions on which a contingent deferred sales charge was paid and any exempt redemptions). See the Statement of Additional Information for more information.


Which Class is more beneficial to an investor depends on the amount and intended length of the investment. Large investments, qualifying for a reduced Class A sales charge, avoid the distribution fee. Investments in Class B shares have 100% of the purchase invested immediately. Purchases of $250,000 or more must be for Class A shares. Consult your financial service firm.

Financial service firms may receive different compensation rates for selling different classes of shares. The Distributor may pay additional compensation to financial service firms which have made or may make significant sales.





Special Purchase Programs. The Fund allows certain investors or groups of investors to purchase shares at a reduced, or without an, initial or contingent deferred sales charge. These programs are described in the Statement of
Additional Information under "Programs for Reducing or Eliminating Sales Charges" and "How to Sell Shares." Shareholder Services. A variety of shareholder services are available. For more information about these services or your account, call 1-800-345-6611. Some services are described in the attached account application. A shareholder's manual explaining all available services will be provided upon request.


HOW TO SELL SHARES


Shares of the Fund may be sold on any day the Exchange is open either directly to the Fund or through your financial service firm. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will send proceeds as soon as the check has cleared (which may take up to 15 days).


Selling Shares Directly To The Fund. Send a signed letter of instruction or stock power form to the Transfer Agent, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from your financial service firm, the Transfer Agent and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. For details contact:

                     Colonial Investors Service Center, Inc.
                                  P.O. Box 1722
                              Boston, MA 02105-1722
                                 1-800-345-6611


Selling Shares Through Financial Service Firms. Financial service firms must receive requests prior to the time at which the Fund values its shares to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent and may charge for this service.


General. The sale of shares is a taxable transaction for income tax purposes and may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances. See the Statement of Additional Information for more information. Under unusual circumstances, the Fund may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. In June of any year, the Fund may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share value depreciation. Shareholders will receive 60 days' written notice to increase the account value before the fee is deducted.


HOW TO EXCHANGE SHARES

Exchanges at net asset value may be made among shares of the same class of most Colonial funds. Shares will continue to age without regard to the exchange for purposes of conversion and determining the contingent deferred sales charge, if any, upon redemption. Carefully read the prospectus of the fund into which the exchange will go before submitting the request. Call 1-800-248-2828 to receive a prospectus and an exchange authorization form. Call 1-800-422-3737 to exchange shares by telephone. An exchange is a taxable capital transaction. The exchange service may be changed, suspended or eliminated on 60 days' written notice.

Class A Shares. An exchange from a money market fund into a non-money market fund will be at the applicable offering price next determined (including sales charge), except for amounts on which an initial sales charge previously was paid. Non-money market fund shares must be held for five months before qualifying for exchange to a fund with a higher sales charge, after which, exchanges are made at the net asset value next determined.

Class B Shares. Exchanges of Class B shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within six years after the original purchase, a contingent deferred sales charge will be assessed using the schedule of the fund into which the original investment was made.

TELEPHONE TRANSACTIONS



All shareholders and/or their financial advisers are automatically eligible to exchange Fund shares by telephone and redeem up to $50,000 of Fund shares by calling
1-800-422-3737 toll-free any business day between 9:00 a.m. and the time at which the Fund values its shares. Telephone redemption privileges for larger amounts may be elected on the account application. Proceeds and confirmations of telephone transactions will be mailed or sent to the address of record. Telephone redemptions are not available on accounts with an address change in the preceding 30 days. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and, if it does not, may be liable for any losses due to unauthorized or fraudulent telephone transactions. All telephone transactions are recorded. Shareholders and/or their financial advisers are required to provide their name, address and account number. Financial advisers are also required to provide their broker number. Shareholders and/or their financial advisers wishing to redeem or exchange shares by telephone may experience difficulty in reaching the Fund at its toll-free telephone number during periods of drastic economic or market changes. In that event, shareholders and/or their financial advisers should follow the procedures for redemption or exchange by mail as described above under "How to Sell Shares." The Adviser, the Transfer Agent and the Fund reserve the right to change, modify, or terminate the telephone redemption or exchange services at any time upon prior written notice to shareholders. Shareholders and/or their financial advisers are not obligated to transact by telephone.


12B-1 PLANS

Under 12b-1 Plans, the Fund pays the Distributor an annual service fee of 0.25% of the Fund's average net assets attributed to each Class of shares. The Fund also pays the Distributor an annual distribution fee of 0.75% of the average net assets attributed to its Class B shares. Because the Class B shares bear the additional distribution fee, their dividends will be lower than the dividends of Class A shares. Class B shares automatically convert to Class A shares, approximately eight years after the Class B shares were purchased. The multiple class structure could be terminated should certain Internal Revenue Service rulings be rescinded. See the Statement of Additional Information for more information. The Distributor uses the fees to defray the cost of commissions and service fees paid to financial service firms which have sold Fund shares, and to defray other expenses such as sales literature, prospectus printing and distribution, shareholder servicing costs and compensation to wholesalers. Should the fees exceed the Distributor's expenses in any year, the Distributor would realize a profit. The Plans also authorize other payments to the Distributor and its affiliates (including the Adviser) which may be construed to be indirect financing of sales of Fund shares.

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1978. The Fund represents the entire interest in a separate portfolio of the Trust.


The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Trust vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the Statement of Additional Information for more information.


Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust (Declaration) disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative. The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.



                                    APPENDIX

                           DESCRIPTION OF BOND RATINGS

                                       S&P

AAA Indicates an extremely strong capacity to pay principal and interest.

AA Capacity to pay principal and interest is very strong, and in the majority of instances, they differ from AAA only in small degree.

A Strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB Have an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for bonds in the A category.

BB, B, CCC and CC Regarded, on balance as predominantly speculative with respect to capacity to pay principal and interest in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest. While likely to have so have some quality and protection characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C Income bonds on which no interest is being paid.

D In default, and payment of interest and/or principal is in arrears.

Plus (+) or minus (-) are modifiers relative to the standing within the major categories.


                                     MOODY'S

Aaa Best quality carrying the smallest degree of investment risk and generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of the issue.

Aa High quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities. Aa through B securities which possess the strongest investment attributes are designated by the symbol 1.

A Possess many of the favorable investment attributes and are to be considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Medium grade, neither highly protected nor poorly secured. Interest and principal payments appear adequate for the present but certain protective elements are lacking or may be characteristically unreliable over great lengths of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba Judged to have speculative elements; their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize these bonds.

Caa Poor standing. They may be in default or there may be present elements of danger with respect to principal or interest.

Ca Speculative in a high degree, often in default or having other major shortcomings.

C Lowest rated class of bonds. Can be regarded as having extremely poor prospects of ever attaining any real investment standing.

------------------------------------------------------------------------------
Investment Adviser
------------------------------------------------------------------------------
Colonial Management Associates, Inc.
One Financial Center
Boston, MA 02111-2621

Distributor
Colonial Investment Services, Inc.
One Financial Center
Boston, MA 02111-2621

Shareholder Services and Transfer Agent
Colonial Investors Service Center, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-345-6611


Custodian UMB, n.a.

928 Grand Avenue
Kansas City, MO  64106

Independent Accountants
Price Waterhouse LLP
160 Federal Street
Boston, MA 02110-2624

Legal Counsel
Ropes & Gray
One International Place
Boston, MA 02110-2624

Your financial service firm is:

Printed in U.S.A.


March 29, 1996


COLONIAL HIGH YIELD
MUNICIPAL FUND

PROSPECTUS

Colonial High Yield Municipal Fund seeks a high level of after-tax total return by pursuing current income exempt from ordinary federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in medium- to lower-grade municipal bonds.


For more detailed information about the Fund, call the Adviser at 1-800-248-2828 for the March 29, 1996 Statement of Additional Information.



FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR INSURED BY, ANY BANK OR GOVERNMENT AGENCY.



                       COLONIAL TRUST IV
                      Cross Reference Sheet
                     Colonial Utilities Fund
                     -----------------------

Item Number of Form N-1A     Location or Caption in Prospectus

Part A

    1.                       Cover Page
    2.                       Summary of Expenses
    3.                       The Fund's Financial History
    4.                       The Fund's Investment Objective;
                             Organization and History; How the
                             Fund Pursues its Objective and
                             Certain Risk Factors
    5.                       Cover Page; How the Fund is
                             Managed; Organization and
                             History; The Fund's Investment
                             Objective, Back Cover
    6.                       Organization and History;
                             Distributions and Taxes; How to
                             Buy Shares
    7.                       Cover Page; Summary of Expenses;
                             How to Buy Shares; How the Fund
                             Values its Shares; 12b-1 Plans;
                             Back Cover
    8. Summary of Expenses; How to Sell Shares; How to Exchange Shares; Telephone Transactions
    9.                       Not Applicable


March 29, 1996


COLONIAL
UTILITIES
FUND

PROSPECTUS


BEFORE YOU INVEST

Colonial Management Associates, Inc. (Adviser) and your full-service financial adviser want you to understand both the risks and benefits of mutual fund investing.


While mutual funds offer significant opportunities and are professionally managed, they also carry risks including possible loss of principal. Unlike savings accounts and certificates of deposit, mutual funds are not insured or guaranteed by any financial institution or government agency.


Please consult your full-service financial adviser to determine how investing in this mutual fund may suit your unique needs, time horizon and risk tolerance.

Contents                                           Page
Summary of Expenses
The Fund's Financial History
The Fund's Investment Objective
How the Fund Pursues Its Objective
How the Fund Measures Its Performance
How the Fund is Managed
How the Fund Values Its Shares
Distributions and Taxes
How to Buy Shares
How to Sell Shares
How to Exchange Shares
Telephone Transactions
12b-1 Plans
Organization and History

                                                              UF--0396


Colonial Utilities Fund (Fund), a diversified portfolio of Colonial Trust IV (Trust), an open-end management investment company, seeks primarily current income and secondarily long-term growth.

The Fund is managed by the Adviser, an investment adviser since 1931.


This Prospectus explains concisely what you should know before investing in the Fund. Read it carefully and retain it for future reference. More detailed information about the Fund is in the March 29, 1996 Statement of Additional Information which has been filed with the Securities and Exchange Commission and is obtainable free of charge by calling the Adviser at 1-800-248-2828. The Statement of Additional Information is incorporated by reference in (which means it is considered to be a part of) this Prospectus.


The Fund offers two classes of shares. Class A shares are offered at net asset value plus a sales charge imposed at the time of purchase; Class B shares are offered at net asset value and, in addition, are subject to an annual distribution fee and a declining contingent deferred sales charge on redemptions made within six years after purchase. Class B shares automatically convert to Class A shares after approximately eight years. See "How to Buy Shares."


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR INSURED BY, ANY BANK OR GOVERNMENT AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF EXPENSES


Expenses are one of several factors to consider when investing in the Fund. The following tables summarize your maximum transaction costs and your annual expenses for an investment in each Class of the Fund's shares. See "How the Fund is Managed" and "12b-1 Plans" for more complete descriptions of the Fund's various costs and expenses.


Shareholder Transaction Expenses (1)(2)

                                                 Class A             Class B

Maximum Initial Sales Charge Imposed
  on a Purchase (as a % of offering price)(3)      4.75%               0.00%(5)
Maximum Contingent Deferred Sales Charge
  (as a % of offering price)(3)                    1.00%(4)            5.00%

(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Sell Shares."
(2) Redemption proceeds exceeding $5,000 sent via federal funds wire will be subject to a $7.50 charge per transaction.
(3)  Does not apply to reinvested distributions.
(4) Only with respect to any portion of purchases of $1 million to $5 million redeemed within approximately 18 months after purchase. See "How to Buy Shares."
(5) Because of the 0.75% distribution fee applicable to Class B shares, long-term Class B shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc. However, because the Fund's Class B shares automatically convert to Class A shares after approximately 8 years, this is less likely for Class B shares than for a class without a conversion feature.

Annual Operating Expenses (as a % of average net assets)


                                     Class A           Class B

Management fee                         0.64%             0.64%
12b-1 fees                             0.25              1.00
Other expenses                         0.32              0.32
                                       ----              ----
Total operating expenses               1.21%             1.96%
                                       ====              ====


Example
The following Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in each Class of shares of the Fund for the periods specified, assuming a 5% annual return and, unless otherwise noted, redemption at period end. The 5% return and expenses used in this Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary.


Period:                       Class A                    Class B
                              -------                    -------
                                                   (6)           (7)
1 year                        $ 59                $ 20          $ 70
3 years                         84                  61            91
5 years                        111                 106           126
10 years                       187                 209(8)        209(8)

(6)   Assumes no redemption.
(7)   Assumes redemption.
(8) Class B shares automatically convert to Class A shares after approximately 8 years; therefore, years 9 and 10 reflect Class A share expenses.

THE FUND'S FINANCIAL HISTORY


The following schedules of financial highlights for a share outstanding throughout each period has been audited by Price Waterhouse LLP, independent accountants. Their unqualified report is included in the Fund's 1995 Annual Report and is incorporated by reference into the Statement of Additional Information. The schedules have been restated to reflect the 4:1 split which occurred on February 10, 1992. The Fund adopted the objectives of seeking current income and, to the extent consistent with the objective, growth of income and long-term capital appreciation on March 4, 1992. Effective February 28, 1995, the wording of the Fund's objective was modified so that the Fund seeks primarily current income and secondarily long-term growth. The data presented below does not necessarily reflect results that would have been achieved had the Fund's current objective and policies then been in effect.


                                                                              CLASS A
                                             ---------------------------------------------------------------------------------------

                                                                       Year Ended November 30
                                             ---------------------------------------------------------------------------------------
                                                  1995        1994      1993   1992(a)     1991(a)     1990(a)   1989(a)  1988(a)
                                                  ----        ----      ----   -------     -------     -------   -------  -------
Net asset value - Beginning of period         $11.720     $13.600   $12.960   $11.440     $10.090     $11.600   $10.710   $10.300
                                              --------    --------  --------  --------    --------    --------  --------  --------
Income From Investment Operations:
Net investment income                            0.640       0.681     0.713     0.741       0.917      0.930     0.939    0.851
Net realized and unrealized gain (loss)          2.659     (1.896)     0.616     1.517       1.377     (1.472)   0.927     0.529
                                                 -----     -------     -----     -----       -----     -------   ------    ------
   Total from Investment Operations              3.299     (1.215)     1.329     2.258       2.294     (0.542)    1.866    1.380
                                                 -----     -------     -----     -----       -----     -------    -----    ------
Less Distributions Declared To Shareholders:
From net investment income                     (0.649)     (0.665)   (0.689)   (0.727)     (0.941)     (0.968)   (0.932)  (0.850)
From net realized gains                            ---          --       ---       ---         ---       ---     (0.044)  (0.120)
From capital paid in                               ---         ---       ---   (0.011) (b) (0.003) (b)   ---       ---      ---
                                                 -----       -----     -----   -------     -------      -----     -----    -----
  Total Distributions Declared to Shareholders (0.649)     (0.665)   (0.689)   (0.738)     (0.944)     (0.968)   (0.976)  (0.970)
                                               -------     -------   -------   -------     -------     -------   -------  -------
Net asset value - End of period               $14.370     $11.720   $13.600   $12.960     $11.440     $10.090   $11.600   $10.710
                                              ========    ========  ========  ========    ========    ========  ========  ========
Total return(c)                                 28.90%     (9.04)%    10.20%    20.21%      23.56%     (4.74)%   17.94%    13.75%
                                                ------     -------    ------    ------      ------     -------   ------    ------
Ratios To Average Net Assets
Expenses                                         1.21% (d)   1.23%     1.19%     1.16%       1.11%      1.17%     1.12%    1.15%
Net investment income                            5.00% (d)   5.49%     4.92%     5.52%       8.50%      8.69%     8.10%    7.94%
Portfolio turnover                                  7%         16%        6%       35%          1%       2%        24%      11%
Net assets at end of period (in                   $400        $373      $503      $232        $135      $162      $141      $183
millions)
---------------------------------

                                                  CLASS A
                                             --------------------

                                             Year Ended November 30
                                             --------------------
                                               1987(a)  1986(a)
                                               -------  -------

Net asset value - Beginning of period           $12.560  $12.360
                                               --------  -------
Income From Investment Operations:
Net investment income                             0.988    1.044
Net realized and unrealized gain (loss)          (2.110)   0.402
                                                -------   -----
    Total from Investment Operations             (1.122)   1.446
                                                 -------   -----
Less Distributions Declared To Shareholders:
From net investment income                       (0.973)  (1.096)
From net realized gains                          (0.165)  (0.150)
                                                 ------   -------
   Total Distributions Declared to Shareholders  (1.138)  (1.246)
                                                 -------  -------
Net asset value - End of period                 $10.300   $12.560
                                                ========  =======
Total return(c)                                  (9.84)%   12.24%
                                                 -------   ------
Ratios To Average Net Assets
Expenses                                          1.09%    1.04%
Net investment income                             8.18%    8.44%
Portfolio turnover                                 206%     255%
Net assets at end of period (in millions)         $288      $411

---------------------------------

(a) All per share amounts have been restated to reflect the 4-for-1 stock split effective February 10, 1992.
(b) The return of capital is for book purposes only and is a result of book-tax differences arising from the merger of Colonial Utilities Fund (formerly Colonial Corporate Cash Trust I) and Colonial Corporate Cash Trust II in a prior year. The 1992 amount represents a reclassification, for book purposes only, relating to that merger.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  The  benefits   derived  from  custody   credits  and  directed   brokerage
     arrangements had no impact. Prior years' ratios are net of benefits received, if any.


                                                                   CLASS B
                                              ------------------------------------------------
                                                            Year ended November 30
                                              ------------------------------------------------
                                                 1995            1994       1993       1992(a)
                                                 ----            ----       ----       -------
Net asset value - Beginning of period          $11.720         $13.600    $12.960    $12.310
                                               --------        --------   --------   -------
Income From Investment Operations:
Net investment income                            0.544           0.587      0.612      0.296
Net realized and unrealized gain (loss)          2.659          (1.896)     0.616      0.691
                                                ------         -------     ------      -----
    Total from Investment Operations             3.203          (1.309)     1.228      0.987
                                                ------         -------     ------      -----
Less Distributions Declared To Shareholders:
From net investment income                      (0.553)         (0.571)    (0.588)    (0.337)
                                                -------         -------    -------    -------
Net asset value - End of period                 $14.370         $11.720    $13.600    $12.960
                                                ========        ========   ========   =======
Total return(b)                                  27.96%         (9.73)%      9.42%      6.06% (c)
                                                 ------         -------      -----      -----
Ratios To Average Net Assets
Expenses                                          1.96% (e)       1.98%      1.94%      1.91% (d)
Net investment income                             4.25% (e)       4.74%      4.17%      4.77% (d)
Portfolio turnover                                   7%             16%         6%        35%
Net assets at end of period (in millions)         $821            $744       $971       $156

---------------------------------


(a) Class B shares were initially offered on May 5, 1992. Per share amounts reflect activity from that date.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c)  Not annualized.
(d)  Annualized.

(e)  The  benefits   derived  from  custody   credits  and  directed   brokerage
     arrangements had no impact. Prior years' ratios are net of benefits received, if any.


Further performance information is contained in the Fund's 1995 Annual Report to shareholders, which is obtainable free of charge by calling 1-800-248-2828.

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks primarily current income and secondarily long-term growth.

HOW THE FUND PURSUES ITS OBJECTIVE AND CERTAIN RISK FACTORS


The Fund seeks to achieve its objective by investing primarily in common and preferred equity securities of companies engaged in the manufacture, production, generation, transmission, sale or distribution of electricity, natural gas or other types of energy, or water or other sanitary services, companies engaged in telecommunications, including telephone, telegraph, satellite, microwave, cellular or other communications media and companies primarily engaged in public broadcasting, print media and cable television (Utility Companies). Normally, substantially all of the Fund's assets will be invested in equity securities issued by Utility Companies.


Utility Companies. The values of securities issued by Utility Companies are especially affected by changes in prevailing interest rate levels (as interest rates increase, the values of securities issued by Utility Companies tend to decrease, and vice versa). The values of and dividends paid on such securities also are affected by general competitive and market forces in the utility industries, changes in federal and state regulation, energy conservation efforts and other environmental concerns and, particularly with respect to nuclear facilities, shortened economic life and repair and decomissioning costs. Gas utilities were in recent years affected by deregulation which adversely affected the profitability of such utilities. Similarly, the profitability of certain electric utilities and telecommunication companies may in the future be adversely affected by increased competition resulting from partial deregulation.


When-Issued Securities. The Fund may invest in equity securities on a "when-issued" or forward basis. This means that the Fund will enter into a contract to purchase the underlying security for a fixed price on a date beyond the customary settlement date. No interest accrues until settlement.


Options. The Fund may write covered call options and purchase put options on stocks and stock indexes to hedge. A call option gives the purchaser the right to buy from the Fund, and a put option gives the Fund the right to sell to the seller of the put, a specified security at the exercise price at any time prior to the expiration of the contract. The Fund will receive a premium from writing a call option which increases its return on the underlying security if the option expires or is closed out at a profit. Written calls may obligate the Fund to sell the underlying security at a below market price. The Fund will pay a premium for a put option, which will represent a loss to the Fund if the option expires unexercised. Both are exercisable at any time prior to expiration.


Temporary/Defensive Investments. Temporarily available cash may be invested in certificates of deposit, bankers' acceptances, high quality commercial paper, treasury bills, U.S. government securities and repurchase agreements. Some or all of the Fund's assets also may be invested in such investments during periods of unusual market conditions. Under a repurchase agreement, the Fund buys a security from a bank or dealer, which is obligated to buy it back at a fixed price and time. The security is held in a separate account at the Fund's custodian and constitutes the Fund's collateral for the bank's or dealer's repurchase obligation. Additional collateral will be added so that the obligation will at all times be fully collateralized. However, if the bank or dealer defaults or enters bankruptcy, the Fund may experience costs and delays in liquidating the collateral and may experience a loss if it is unable to demonstrate its right to the collateral in a bankruptcy proceeding. Not more than 10% of the Fund's net assets will be invested in repurchase agreements maturing in more than 7 days and other illiquid assets.


Borrowing of Money. The Fund may borrow money from banks for temporary or emergency purposes in amounts of up to 10% of its net assets; however, it will not purchase additional portfolio securities while borrowings exceed 5% of net assets.


Other. The Fund may not always achieve its investment objective. The Fund's investment objective and non-fundamental policies may be changed without shareholder approval. The Fund will notify investors at least 30 days prior to any material change in the Fund's investment objective. If there is a change in the investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their financial position and needs. Shareholders may incur a contingent deferred sales charge if shares are redeemed in response to a change in objective. The Fund's fundamental policies listed in the Statement of Additional Information cannot be changed without the approval of a majority of the Fund's outstanding voting securities. Additional information concerning certain of the securities and investment techniques described above is contained in the Statement of Additional Information.


HOW THE FUND MEASURES ITS PERFORMANCE

Performance may be quoted in sales literature and advertisements. Each Class's average annual total returns are calculated in accordance with the Securities and Exchange Commission's formula, and assume the reinvestment of all distributions, the maximum initial sales charge of 4.75% on Class A shares and the contingent deferred sales charge applicable to the time period quoted for Class B shares. Other total returns differ from average annual total return only in that they may relate to different time periods, may represent aggregate as opposed to average annual total return, and may not reflect the initial or contingent deferred sales charges.

Each Class's yield, which differs from total return because it does not consider change in net asset value, is calculated in accordance with the Securities and Exchange Commission's formula. Each Class's distribution rate is calculated by dividing the most recent month's distribution, annualized, by the maximum offering price of that Class at the end of the month. Each Class's performance may be compared to various indices. Quotations from various publications may be included in sales literature and advertisements. See "Performance Measures" in the Statement of Additional Information for more information.

All performance information is historical and does not predict future results.

HOW THE FUND IS MANAGED

The Trustees formulate the Fund's general policies and oversee the Fund's affairs as conducted by the Adviser.


The Adviser is a subsidiary of The Colonial Group, Inc. Colonial Investment Services, Inc. (Distributor), is a subsidiary of the Adviser and serves as the distributor for the Fund's shares. Colonial Investors Service Center, Inc. (Transfer Agent), an affiliate of the Adviser, serves as the shareholder services and transfer agent for the Fund. The Colonial Group, Inc. is a direct subsidiary of Liberty Financial Companies, Inc. which in turn is an indirect subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is considered to be the controlling entity of the Adviser and its affiliates. Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S.


The Adviser furnishes the Fund with investment management, accounting and administrative personnel and services, office space and other equipment and services at the Adviser's expense. For these services, the Fund paid the Adviser 0.64% of the Fund's average daily net assets for fiscal year 1995.


John E. Lennon and James P. Haynie serve as co-managers of the Fund. Mr. Lennon, Vice President of the Adviser, has managed the Fund since 1984 and various other Colonial equity funds since 1982. Mr. Haynie, also a Vice President of the Adviser, has co-managed the Fund since June, 1995, and has managed various other Colonial equity funds since 1993. Prior to joining the Adviser in 1993, Mr. Haynie was a Vice President at Massachusetts Financial Services Company and a Portfolio Manager at Trinity Investment Management.


The Adviser also provides pricing and bookkeeping services to the Fund for a monthly fee of $2,250 plus a percentage of the Fund's average net assets over $50 million.


The Transfer Agent provides transfer agency and shareholder services to the Fund for a fee of 0.20% annually of average net assets plus certain out-of-pocket expenses.


Each of the foregoing fees is subject to any reimbursement or fee waiver to which the Adviser may agree.

The Adviser places all orders for the purchase and sale of portfolio securities. In selecting broker-dealers, the Adviser may consider research and brokerage services furnished to it and its affiliates. Subject to seeking best execution, the Adviser may consider sales of shares of the Fund (and of certain other Colonial funds) in selecting broker-dealers for security portfolio transactions.

HOW THE FUND VALUES ITS SHARES


Per share net asset value is calculated by dividing the total value of each Class's net assets by its number of outstanding shares. Shares of the Fund are valued as of the close of the New York Stock Exchange (Exchange) each day the Exchange is open. Portfolio securities for which market quotations are readily available are valued at market. Short-term investments maturing in 60 days or less are valued at amortized cost when it is determined, pursuant to procedures adopted by the Trustees, that such cost approximates market value. All other securities and assets are valued at fair value following procedures adopted by the Trustees.


DISTRIBUTIONS AND TAXES

The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and to distribute to shareholders virtually all net income and any net realized gain at least annually.


The Fund generally declares distributions daily and pays them monthly. Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash to shareholders but will be invested in additional shares of the same Class of the Fund at the net asset value. To change your election, call the Transfer Agent for information. Whether you receive distributions in cash or in additional Fund shares, you must report them as taxable income unless you are a tax-exempt institution. Each January, information on the amount and nature of the Fund's distributions for the prior year is sent to shareholders.


Distributions will qualify for the federal corporate dividends-received deduction only to the extent of aggregate qualifying dividends received by the Fund. Corporate shareholders must hold shares of the Fund for 46 days to be eligible for the deduction. The amount of dividends qualifying for the deduction will be reduced if a shareholder has indebtedness "directly attributable" to the shares owned. A corporate shareholder's distributions from the Fund are includable in its adjusted current earnings for purposes of computing the corporate alternative minimum tax (AMT) and may result in AMT liability.

HOW TO BUY SHARES


Shares of the Fund are offered continuously. Orders received in good form prior to the time at which the Fund values its shares (or placed with a financial service firm before such time and transmitted by the financial service firm before the Fund processes that day's share transactions) will be processed based on that day's closing net asset value, plus any applicable initial sales charge.


The minimum initial investment is $1,000; subsequent investments may be as small as $50. The minimum initial investment for the Colonial Fundamatic program is $50; and the minumum initial investment for a Colonial retirement account is $25. Certificates will not be issued for Class B shares and there are some limitations on the issuance of Class A share certificates. The Fund may refuse any purchase order for its shares. See the Statement of Additional Information for more information.


Class A Shares. Class A shares are offered at net asset value, subject to a 0.25% annual service fee, plus an initial or a contingent deferred sales charge as follows:


                               _______Initial Sales Charge_____
                                                       Retained
                                                          by
                                                      Financial
                                                       Service
                                                       Firm as
                                _______as % of____       % of
                                 Amount    Offering    Offering
Amount Purchased                Invested     Price      Price
Less than $50,000                4.99%       4.75%      4.25%
$50,000 to less than $100,000    4.71%       4.50%      4.00%

$100,000 to less than $250,000   3.63%       3.50%      3.00%
$250,000 to less than $500,000   2.56%       2.50%      2.00%

$500,000 to less than $1,000,000 2.04%       2.00%      1.75%
$1,000,000 or more               0.00%       0.00%      0.00%

On purchases of $1 million or more, the Distributor pays the financial service firm a cumulative commission as follows:

Amount Purchased                     Commission
First $3,000,000                       1.00%
Next $2,000,000                        0.50%
Over $5,000,000                        0.25% (1)

(1)   Paid over 12 months but only to the extent the shares remain outstanding.

Purchases of $1 million to $5 million are subject to a 1.00% contingent deferred sales charge payable to the Distributor on redemptions within 18 months from the first day of the month following the purchase. The contingent deferred sales charge does not apply to the excess of any purchases over $5 million.


Class B Shares. Class B shares are offered at net asset value, without an initial sales charge, subject to a 0.75% annual distribution fee for approximately eight years (at which time they convert to Class A shares not bearing a distribution fee), a 0.25% annual service fee and a declining contingent deferred sales charge if redeemed within six years after purchase. As shown below, the amount of the contingent deferred sales charge depends on the number of years after purchase that the redemption occurs:


         Years                Contingent Deferred
     After Purchase              Sales Charge
          0-1                        5.00%
          1-2                        4.00%
          2-3                        3.00%
          3-4                        3.00%
          4-5                        2.00%
          5-6                        1.00%
      More than 6                    0.00%

Year one ends one year after the end of the month in which the purchase was accepted and so on.

The Distributor pays financial service firms a commission of 4.00% on Class B share purchases.


General. All contingent deferred sales charges are deducted from the amount redeemed, not the amount remaining in the account, and are paid to the Distributor. Shares issued upon distribution reinvestment and amounts representing appreciation are not subject to a contingent deferred sales charge. The contingent deferred sales charge is imposed on redemptions which result in the account value falling below its Base Amount (the total dollar value of purchase payments in the account reduced by prior redemptions on which a contingent deferred sales charge was paid and any exempt redemptions). See the Statement of Additional Information for more information.


Which Class is more beneficial to an investor depends on the amount and intended length of the investment. Large investments, qualifying for a reduced Class A sales charge, avoid the distribution fee. Investments in Class B shares have 100% of the purchase invested immediately. Purchases of $250,000 or more must be for Class A shares. Consult your financial service firm.


Financial service firms may receive different compensation rates for selling different classes of shares. The Distributor may pay additional compensation to financial service firms which have made or may make significant sales. See the Statement of Additional Information.




Special Purchase Programs. The Fund allows certain investors or groups of investors to purchase shares at a reduced, or without an, initial or contingent deferred sales charge. These programs are described in the Statement of Additional Information under "Programs for Reducing or Eliminating Sales Charges" and "How to Sell Shares."

Shareholder Services. A variety of shareholder services are available. For more information about these services or your account, call 1-800-345-6611. Some services are described in the attached account application. A shareholder's manual explaining all available services will be provided upon request.

HOW TO SELL SHARES


Shares of the Fund may be sold on any day the Exchange is open, either directly to the Fund or through your financial service firm. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will send proceeds as soon as the check has cleared (which may take up to 15 days).


Selling Shares Directly To The Fund. Send a signed letter of instruction or stock power form to the Transfer Agent, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from financial service firms, the Transfer Agent and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. For details contact:


                     Colonial Investors Service Center, Inc.
                                  P.O. Box 1722
                              Boston, MA 02105-1722
                                 1-800-345-6611


Selling Shares Through Financial Service Firms. Financial service firms must receive requests prior to the time at which the Fund values its shares to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent and may charge for this service.


General. The sale of shares is a taxable transaction for income tax purposes and may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances. See the Statement of Additional Information for more information. Under unusual circumstances, the Fund may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law.


In June of any year, the Fund may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share value depreciation. Shareholders will receive 60 days' written notice to increase the account value before the fee is deducted.

HOW TO EXCHANGE SHARES

Exchanges at net asset value may be made among the same class of shares of most Colonial funds. Shares will continue to age without regard to the exchange for purposes of conversion and determining the contingent deferred sales charge, if any, upon redemption. Carefully read the prospectus of the fund into which the exchange will go before submitting the request. Call 1-800-248-2828 to receive a prospectus and an exchange authorization form. Call 1-800-422-3737 to exchange shares by telephone. An exchange is a taxable capital transaction for federal tax purposes. The exchange service may be changed, suspended or eliminated upon 60 days' written notice.


Class A Shares. An exchange from a money market fund into a non-money market fund will be at the applicable offering price next determined (including sales charge), except for amounts on which an initial sales charge was paid. Non-money market fund shares must be held for five months before qualifying for exchange to a fund with a higher sales charge, after which exchanges are made at the net asset value next determined.


Class B Shares. Exchanges of Class B shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within six years after the original purchase, a contingent deferred sales charge will be assessed using the schedule of the fund in which the original investment was made.

TELEPHONE TRANSACTIONS


All shareholders and/or their financial advisers are automatically eligible to exchange Fund shares by telephone and may redeem up to $50,000 of Fund shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the time at which the Fund values its shares. Telephone redemption privileges for larger amounts may be elected on the account application. Proceeds and confirmations of telephone transctions will be mailed or sent to the address of record. Telephone redemptions are not available on accounts with an address change in the preceding 30 days. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and, if it does not, may be liable for any losses due to unauthorized or fraudulent telephone transactions. All telephone transactions are recorded. Shareholders and/or their financial advisers will be required to provide their name, address and account number. Financial advisers will also be required to provide their broker number. Shareholders and/or their financial advisers wishing to redeem or exchange shares by telephone may experience difficulty in reaching the Fund at its toll-free telephone number during periods of drastic economic or market changes. In that event, shareholders and/or their financial advisers should follow the procedures for redemption or exchange by mail as described under "How to Sell Shares." The Adviser, the Transfer Agent and the Fund reserve the right to change, modify or terminate the telephone redemption or exchange services at any time upon prior written notice to shareholders. Shareholders and/or their financial advisers are not obligated to transact by telephone.


12B-1 PLANS

Under 12b-1 Plans, the Fund pays the Distributor an annual service fee of 0.25% of average net assets attributed to each Class of shares. The Fund also pays the Distributor an annual distribution fee of 0.75% of the average net assets attributed to its Class B shares. Because the Class B shares bear the additional distribution fee, their dividends will be lower than the dividends of Class A shares. Class B shares automatically convert to Class A shares, approximately eight years after the Class B shares were purchased. The multiple class structure could be terminated should certain Internal Revenue Service rulings be rescinded. See the Statement of Additional Information for more information. The Distributor uses the fees to defray the cost of commissions and service fees paid to financial service firms which have sold Fund shares, and to defray other expenses such as sales literature, prospectus printing and distribution, shareholder servicing costs and compensation to wholesalers. Should the fees exceed the Distributor's expenses in any year, the Distributor would realize a profit. The Plans also authorize other payments to the Distributor and its affiliates (including the Adviser) which may be construed to be indirect financing of sales of Fund shares.

ORGANIZATION AND HISTORY


The Trust is a Massachusetts business trust organized in 1978. The Fund represents an entire interest in a separate portfolio of the Trust.


The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Trust vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the Statement of Additional Information for more information.


Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust (Declaration) disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.


The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

Investment Adviser
Colonial Management Associates, Inc.
One Financial Center
Boston, MA  02111-2621

Distributor
Colonial Investment Services, Inc.
One Financial Center
Boston, MA 02111-2621

Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA  02108-2624

Shareholder Services and Transfer Agent
Colonial Investors Service Center, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-345-6611

Independent Accountants
Price Waterhouse LLP
160 Federal Street
Boston, MA 02110-2624

Legal Counsel
Ropes & Gray
One International Place
Boston, MA 02110-2624



Your financial service firm is:











Printed in U.S.A.








March 29, 1996


COLONIAL
UTILITIES
FUND

PROSPECTUS


Colonial Utilities Fund seeks primarily current income and secondarily long-term growth.


For more detailed information about the Fund, call the Adviser at 1-800-248-2828 for the March 29, 1996 Statement of Additional Information.







FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR INSURED BY, ANY BANK OR GOVERNMENT AGENCY.

[Colonial Flag Logo]
Colonial Mutual Funds
One Financial Center
Boston, Massachusetts
02111-2621
617-426-3750

Part A of Post-Effective Amendment No. 41 filed with the Commission on September 25, 1995 (Colonial Municipal Money Market Fund), is incorporated herein in its entirety by reference.


                        COLONIAL TRUST IV
                      Cross Reference Sheet
              Colonial Intermediate Tax-Exempt Fund
               Colonial Short-Term Tax-Exempt Fund
              --------------------------------------

                             Location or Caption in Statement
Item Number of Form N-1A     of Additional Information

Part B

    10.                      Cover Page
    11.                      Table of Contents
    12.                      Not Applicable
    13.                      Investment Objectives and
                             Policies of the Funds;
                             Fundamental Investment Policies
                             of the Funds; Other Investment
                             Policies of the Funds;
                             Miscellaneous Investment
                             Practices; Portfolio Turnover
    14.                      Fund Charges and Expenses;
                             Management of the Colonial Funds
    15.                      Fund Charges and Expenses
    16.                      Fund Charges and Expenses;
                             Management of the Colonial Funds
    17.                      Fund Charges and Expenses;
                             Management of the Colonial Funds
    18.                      Shareholder Meetings
    19. How to Buy Shares; Determination of Net Asset Value; Suspension of Redemptions; Special Purchase
                             Programs/Investor Services;
                             Programs for Reducing or
                             Eliminating Sales Charges; How to
                             Sell Shares; How to Exchange
                             Shares
    20.                      Taxes
    21.                      Fund Charges and Expenses;
                             Management of the Colonial Funds
    22.                      Fund Charges and Expenses;
                             Investment Performance;
                             Performance Measures
    23.                      Independent Accountants

                    COLONIAL INTERMEDIATE TAX-EXEMPT FUND
                     COLONIAL SHORT-TERM TAX-EXEMPT FUND
                     Statement of Additional Information

                               March 29, 1996


This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Colonial Intermediate Tax-Exempt Fund and Colonial Short-Term Tax-Exempt Fund (Funds). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Funds dated March 29, 1996. This SAI should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus from Colonial Investment Services, Inc., One Financial Center, Boston, MA 02111-2621.


Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the Colonial funds generally and additional information about certain securities and investment techniques described in the Funds' Prospectus.


TABLE OF CONTENTS

Part 1                                                                 Page

Definitions
Investment Objective and Policies of the Funds
Fundamental Investment Policies of the Funds
Other Investment Policies of the Funds
Portfolio Turnover
Fund Charges and Expenses
Investment Performance
Custodian
Independent Accountants

Part 2


Miscellaneous Investment Practices
Taxes
Management of the Colonial Funds
Determination of Net Asset Value
How to Buy Shares
Special Purchase Programs/Investor Services
Programs for Reducing or Eliminating Sales Charges
How to Sell Shares
Distributions
How to Exchange Shares
Suspension of Redemptions
Shareholder Meetings
Performance Measures
Appendix I
Appendix II

                                    Part 1

                      COLONIAL INTERMEDIATE TAX-EXEMPT FUND
                       COLONIAL SHORT-TERM TAX-EXEMPT FUND
                       Statement of Additional Information

                                 March 29, 1996


DEFINITIONS
"Trust"                         Colonial Trust IV
"Intermediate Fund" or "Fund"   Colonial Intermediate Tax-Exempt Fund
"Short-Term Fund" or "Fund"     Colonial Short-Term Tax-Exempt Fund

"Adviser"                       Colonial Management Associates, Inc., the Fund's
                                investment adviser

"CISI" Colonial Investment Services, Inc., the Fund's distributor
"CISC" Colonial Investors Service Center, Inc., the Fund's investor services and transfer agent

INVESTMENT OBJECTIVE AND POLICIES

The Prospectus describes each Fund's investment objective and investment policies. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Funds. Part 2 contains additional information about the following securities and investment techniques that are described or referred to in the Prospectus:


           Short-Term Trading
           Zero Coupon Securities
           Forward Commitments
           Repurchase Agreements
           Options on Securities
           Futures Contracts and Related Options
           Inverse Floating Obligations

Except as described below under "Fundamental Investment Policies of the Funds," the Funds' investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES OF THE FUNDS
The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess of deficiency occurs as a result of such investment. For the purpose of the Investment Company Act of 1940 (Act) diversification requirement, an issuer is the entity whose revenues support the security.

Each Fund may:
1. Issue senior securities only through borrowing from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;
2. Invest up to 5% of its net assets in real estate as a result of owning securities (i.e., foreclosing and collateral);
3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts does not exceed 5% of its total assets;
4. Underwrite securities issued by others only when disposing of portfolio securities;
5. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;
6. Not concentrate more than 25% of its total assets in any one industry, or with respect to 75% of total assets purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase voting securities of an issuer if, as a result of such purchase the Fund would own more than 10% of the outstanding voting shares of such issuer;
7. And will, under normal circumstances, invest at least 80% of its total assets in tax-exempt bonds.

OTHER INVESTMENT POLICIES OF THE FUNDS
As  non-fundamental   investment   policies  which  may  be  changed  without  a
shareholder vote, each Fund may not:
1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;
2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities;
3.  Invest more than 15% of its net assets in illiquid assets;

4. Own securities of any company if the Trust knows that officers and Trustees of the Trust or officers and directors of Colonialthe Adviser who individually own more than 0.5% of such securities together own more than 5% of such securities;

5. Invest in interests in oil, gas or other mineral exploration or development programs, including leases;
6. Purchase any security resulting in the Fund having more than 5% of its total assets invested in securities of companies (including predecessors) less than three years old;
7.  Pledge more than 33% of its total assets;
8. Purchase any security if, as a result of such purchase, more than 10% of its total assets would then be invested in securities which are restricted as to disposition; and
9. Invest in warrants if, immediately after giving effect to any such investment, the Fund's aggregate investment in warrants, valued at the lower of cost or market, would exceed 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the Fund in units or attached to securities will be deemed to be without value.

PORTFOLIO TURNOVER



     Intermediate Fund                           Short-Term Fund
  Year ended November 30                     Year ended November 30
 1995               1994                  1995                   1994
 ----               ----                  ----                   ----
  69%                26%                  123%                    16%


FUND CHARGES AND EXPENSES

Under each Fund's management agreement, each Fund pays the Adviser a monthly fee based on the average net assets of the Fund, determined at the close of each business day during the month at the annual rates of 0.55% in the case of Intermediate Fund and 0.50% in the case of Short-Term Fund (subject to reductions that the Adviser may agree to periodically).

Recent Fees paid to the Adviser, CISI and CISC (dollars in thousands)


                                Intermediate Fund
                                           February 1, 1993
                                            (commencement of
                         Year ended           operations)
                         November 30         through November 30
                        -----------         -----------------
                        1995      1994             1993
                        ----      -----           ----

Management Fee          $157      $162            $68
Bookkeeping Fee           27        27             22
Shareholder services
 and transfer
 agent fee                50        46             18
12b-1 fees:
 Service fee              56        59             25
 Distribution fee
  (Class B)               95        83             26
Fees and Expenses
 waived or borne by
 the Adviser            (273)    (317)           (165)


                                Short-Term Fund
                                              February 1, 1993
                                              (commencement of
                           Year ended            operations)
                          November 30         through November 30
                          -----------         -----------------
                         1995      1994            1993
                         ----      -----           ----

Management Fee            $60         $63           $17
Bookkeeping Fee            27          27            23
Shareholder services
 and transfer
 agent fee                 21          19             5
12b-1 fees:
 Service fee               12          12             3
 Distribution fee
  (Class B)               N/A         N/A            N/A
Fees and Expenses
 waived or borne by
 the Adviser             (118)       (108)          (64)


Brokerage Commissions (dollars in thousands)

                                              Intermediate Fund
                                                             February 1, 1993
                                                              (commencement of
                                     Year ended                 operations)
                                    November 30             through November 30
                                -----------------         ---------------------
                                 1995           1994               1993
                                 ----          -----               ----
Total commissions                $689           $662                 $0
Directed transactions (a)           0              0                  0
Commissions on directed
transactions                        0              0                  0


                                             Short-Term Fund
                                                             February 1, 1993
                                                              (commencement of
                                     Year ended                 operations)
                                     November 30             through November 30
                                 -----------------         --------------------
                                 1995           1994               1993
                                 ----           ----               ----
Total commissions                  $0           $0                 $0
Directed transactions (a)           0            0                  0
Commissions on directed
transactions                        0            0                  0


(a) See "Management of the Colonial Funds-Portfolio Transactions-Brokerage and Research Services" in Part 2 of this SAI.


Trustees and Trustees Fees

For the fiscal year ended November 30, 1995, and the calendar year ended December 31, 1995, the Trustees received the following compensation for serving as Trustees:





                         Aggregate              Aggregate
                         Compensation           Compensation
                         From The               From The           Pension or                        Total Compensation From
                         Intermediate Fund      Short-Term Fund    Retirement        Estimated       Trust and Fund Complex
                         For The Fiscal Year    For The Fiscal     Benefits          Annual          Paid To The Trustees For
                         Ended November 30,     Year Ended         Accrued As Part   Benefits Upon   The Calendar Year Ended
 Trustee                 1995                   November 30, 1995  of Fund Expense   Retirement      December 31, 1995(b)
 -------                 ----------------       -----------------  ---------------   ----------      -------------------

Robert J. Birnbaum (i)     $ 668                 $ 621                $0               $0                $ 71,250
Tom Bleasdale              1,041(c)                966(d)              0                0                  98,000(e)
Lora S. Collins              972                   902                 0                0                  91,000
James E. Grinnell (i)        670                   624                 0                0                  71,250
William D. Ireland, Jr.    1,206                 1,116                 0                0                 113,000
Richard w. Lowry (i)         670                   622                 0                0                  71,250
William E. Mayer             971                   901                 0                0                  91,000
James L. Moody, Jr.        1,083(f)              1,009(g)              0                0                  94,500(h)
John J. Neuhauser            969                   900                 0                0                  91,000
George L. Shinn            1,097                 1,017                 0                0                 102,500
Robert L. Sullivan         1,074                   997                 0                0                 101,000
Sinclair Weeks, Jr.        1,194                 1,107                 0                0                 112,000


(b) At December 31, 1995, the Colonial Funds complex consisted of 33 open-end and 5 closed-end management investment portfolios.
(c)  Includes $521 payable in later years as deferred compensation.
(d)  Includes $481 payable in later years as deferred compensation.
(e)  Includes $49,000 payable in later years as deferred compensation.
(f)  Includes $855 payable in later years as deferred compensation.
(g)  Includes $798 payable in later years as deferred compensation
(h) Total compensation of $94,500 for the calendar year ended December 31, 1995, will be payable in later years as deferred compensation.
(i)  Elected as a Trustee of the Colonial Funds complex on April 21, 1995.


The following table sets forth the amount of compensation paid to Messrs. Birnbaum, Grinnell and Lowry in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (formerly known as The Charles Allmon Trust, Inc.) (together, Liberty Funds I) for service during the calendar year ended December 31, 1995, and of Liberty Financial Trust (now known as Colonial Trust VII) and LFC Utilities Trust (together, Liberty Funds II) for the period January 1, 1995 through March 26, 1995(j):


                         Total Compensation From     Total Compensation
                         Liberty Funds II For The    From Liberty Funds I For
                         Period January 1, 1995      The Calendar Year Ended
Trustee                  Through March 26, 1995      December 31, 1995 (k)
-------                  ----------------------      ---------------------

Robert J. Birnbaum          $2,900                      $16,675
James E. Grinnell            2,900                       22,900
Richard W. Lowry             2,900                       26,250 (l)


(j) On March 27, 1995, four of the portfolios in the Liberty Financial Trust (now known as Colonial Trust VII) were merged into existing Colonial funds and a fifth was reorganized as a new portfolio of Colonial Trust
        III. Prior to their election as Trustees of the Colonial Funds, Messrs. Birnbaum, Grinnell and Lowry served as Trustees of Liberty Funds II; they continue to serve as Trustees or Directors of Liberty Funds I.
(k) At December 31, 1995, the Liberty Funds I were advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (an intermediate parent of the Adviser).
(l) Includes $3,500 paid to Mr. Lowry for service as Trustee of Liberty Newport World Portfolio (formerly known as Liberty All-Star World Portfolio) (Liberty Newport) during the calendar year ended December 31, 1995. At December 31, 1995, Liberty Newport was managed by Newport Pacific Management, Inc. and Stein Roe and Farnham Incorporated, each an affiliate of the Adviser.

Ownership of the Fund

At February 29, 1996, the officers and Trustees of the Trust owned less than 1% of the then outstanding shares of each Fund.


At March 18,1996, the following shareholders owned 5% or more of the Funds' outstanding shares:

Intermediate Fund:

Class A shares: John A. McNeice, Jr., 47 Green Street, Canton, MA 02021-1023, owned 5.21%; Merrill Lynch, Pierce Fenner & Smith, Inc., Attn. Book Entry, Mutual Funds Operations, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32216, owned 5.61%; Margaret D. Wilson, 12333 Courtyard Lake Drive, St. Louis, MO 63127-1456, owned 5.44%.


Class B shares: Merrill Lynch, Pierce, Fenner & Smith, Inc., Attn: Book Entry, Mutual Funds Operations, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, FL 32216, owned 9.43%.


Short-Term Fund:

Class A shares: Colonial Management Associates, Inc., Attn: John Wallace/Controller, One Financial Center, Boston, MA 02111, owned 55.86%; Louis Betrand, 406 N. Cunningham, Rayne, LA 70578-6514, owned 6.43%; Oveta Culp Hobby Trust, U/A DTD 1/3/63, U/W WP Hobby Trust, 2131 San Felipe, Houston TX 77019-5626, owned 8.52%.


At February 29, 1996, there were 367 Class A and 402 Class B shareholders of the Intermediate Fund and 121 Class A shareholders of the Short-Term Fund.


Sales Charges (dollars in thousands)

                                      Intermediate Fund
                                       Class A Shares
                                                    February 1, 1993
                                                   (commencement of
                                 Year ended       investment operations)
                                November 30        through November 30
                                -----------       ---------------------
                                1995   1994            1993
                                ----   -----           ----
Aggregate initial sales charges
  charges on Fund share
  sales                          $39    $74            $179
Initial sales charges retained
  by CISI                          6      4              12



                                        Short-Term Fund
                                        Class A Shares
                                                    February 1, 1993
                                                   (commencement of
                                 Year ended       investment operations)
                                November 30        through November 30
                                -----------       ---------------------
                                1995   1994            1993
                                ----   ----            ----
Aggregate initial sales charges
  charges on Fund share
  sales                          $5     $12            $22
Initial sales charges retained
  by CISI                         1       2              2


                                   Intermediate Fund
                                     Class B Shares
                                                        February 1, 1993
                                Year ended         (commencement of operations)
                                November 30           through November 30
                                -----------           -------------------
                            1995          1994               1993
                            ----          ----               ----
Aggregate contingent
 deferred sales charges
 (CDSC)on Fund redemptions
 retained CISI               $46          $30                 $9


12b-1 Plans, CDSCs and Conversion of Shares
The Intermediate Fund offers two classes of shares - Class A and Class B. The Short-Term Fund currently offers only one class of shares. Each Fund may in the future offer other classes of shares. The Trustees have approved 12b-1 plans pursuant to Rule 12b-1 under the Act. Under the Plans, the Short-Term Fund pays CISI a service fee at an annual rate of 0.10% of average net assets attributed to its Class A shares and the Intermediate Fund pays CISI a service fee at an annual rate of 0.20% of average net assets attributed to each Class of shares. The Intermediate Fund also pays CISI a distribution fee at an annual rate of 0.65% of average net assets attributed to Class B shares. CISI may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CISI's expenses, CISI may in some cases realize a profit from the fees.


The Plans authorize any other payments by each Fund to CISI and its affiliates (including the Adviser) to the extent that such payments might be construed to be indirect financing of the distribution of each Fund's shares.


The Trustees believe the Plans could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plans. The Plans may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plans must be approved by the Trustees in the manner provided in the foregoing sentence. The Plans may be terminated at any time by vote of a majority of the independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plans will only be effective if the selection and nomination of the Trustees who are non-interested Trustees is effected by such non-interested Trustees.


Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within four years after purchase. The CDSCs are described in the Prospectus.


No CDSC will be imposed on an amount which represents an increase in the value of the shareholder's account resulting from capital appreciation above the amount paid for the shares. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.


Approximately eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.


Sales-related expenses (dollars in thousands) of CISI relating to the Funds for the fiscal year ended November 30, 1995, were:


                                  Intermediate Fund            Short-Term Fund
                         Class A Shares     Class B Shares      Class A Shares

Fees to FSFs                    $  26              $58              $17
Cost of sales material
 relating to the Funds
 (including printing
  and mailing expenses)            7                 4                6
Allocated travel,
 entertainment and
 other promotional expenses
 (including advertising)           9                 7                7


INVESTMENT PERFORMANCE

The Fund's yields for the month ended November 30, 1995 were:


                     Intermediate Fund
                      Class A Shares
------------------------------------------------------------

        Yield       Tax-Equivalent Yield    Adjusted Yield
        4.18%              6.92%                 3.53%



                       Intermediate Fund
                         Class B Shares
------------------------------------------------------------------

    Yield       Tax-Equivalent Yield     Adjusted Yield
    3.67%              6.08%                 3.00%



                         Short-Term Fund
                          Class A Shares
-------------------------------------------------------------------

        Yield           Tax-Equivalent Yield     Adjusted Yield
        3.51%                 5.81%                 2.64%



The Funds' average annual total returns at November 30, 1995, were:



                     Intermediate Fund
                       Class A Shares

                                    February 1, 1993
                                   (commencement of
                                  investment operations)
                     1 Year       through November 30, 1995
                     ------     -------------------------
With sales charge
 of 3.25%             10.83%           5.46%
Without sales charge  14.56%           6.70%



                          Short-Term Fund
                           Class A Shares

                                   February 1, 1993
                                    (commencement of
                                    investment operations
                     1 Year       through November 30, 1995
                      ------       -------------------------

With sales charge
 of 3.25%             4.41%           3.07%
Without sales charge  5.47%           3.43%



                               Intermediate Fund
                                    Class B
                                                February 1, 1993
                                           (commencement of operations)
                       1 Year                  through November 30, 1995
                      ------                   --------------------------
With applicable CDSC  9.82% (4.00% CDSC)              5.37% (2.00% CDSC)
Without CDSC         13.82%                           6.01%


The Funds' distribution rates at November 30, 1995, which are based on the most recent month's distributions, annualized, and the maximum offering price at the end of the month, were:


                                    Class A             Class B

Intermediate Fund                    4.58%               4.10%
Short-Term Fund                      4.10%                 N/A


See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN

UMB, n.a. is the Funds' custodian. The custodian is responsible for safeguarding each Fund's cash and securities, receiving and delivering securities and collecting each Fund's interest and dividends.


INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP are the Funds' independent accountants providing audit and tax return preparation services and assistance and consultation in connection with the review of various SEC filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the schedules of financial highlights included in the Prospectus have been so included, in reliance upon the report of Price Waterhouse LLP given on the authority of said firm as experts in accounting and auditing.


The financial statements and Report of Independent Accountants appearing on pages 6 through 29 of the Funds' November 30, 1995 Annual Report, are incorporated in this SAI by reference.

                      COLONIAL INTERMEDIATE TAX-EXEMPT FUND
                              INVESTMENT PORTFOLIO
                        NOVEMBER 30, 1995 (IN THOUSANDS)

MUNICIPAL BONDS - 100.2%                                           PAR        VALUE
-----------------------------------------------------------------------------------
CERTIFICATES OF PARTICIPATION - 1.8%
 SC Spartanburg County School District,
                                 5.00%       07/01/04           $  500       $  513
                                                                             ------
 ...................................................................................
CONSTRUCTION - 0.3%
 BUILDING CONSTRUCTION
 IA State Finance Authority,
  Mason County Shopping Center:
                                6.000%       12/01/95               40           40
                                8.000%       12/01/04               50           53
                                                                             ------
                                                                                 93
                                                                             ------
 ...................................................................................
EDUCATION - 6.8%
 MN State Higher Education Facilities
  Authority, MacAlester College, Series 4-C,
                                6.000%       03/01/01              500          532
 NY State Dormitory Authority,
 State University of New York, Series A:
                                5.500%       07/01/00(a)           500          523
                                5.625%       07/01/16(a)           500          493
 TX Brazos, Higher Educational
  Facilities Authority, Series 1992-A,
                                6.600%       03/01/00              345          362
                                                                             ------
                                                                              1,910
                                                                             ------
 ...................................................................................
GENERAL OBLIGATION - 35.4%
 AZ Maricopa Paradise Valley,
                                6.350%       07/01/10(a)           500          560
 AZ Phoenix,
                                6.125%       07/01/03              500          559
 HI Honolulu City & County,
                                6.000%       11/01/01              500          541
                                6.000%       11/01/10              500          540
 IL  Joliet,
  Series 1993-A,
                                5.300%       01/01/02               65           68
 LA New Orleans,
                                (b)          09/01/16(c)         2,000        1,165
 LA State,
  Series 1993-A,
                                5.300%       08/01/04              145          152
 MA Haverhill, Series A,
                                5.900%       06/15/02              200          216

                     Investment Portfolio/November 30, 1995

-----------------------------------------------------------------------------------
 MA New Bedford,
                                6.000%       10/15/02           $  625       $  680
 MI Berkley, City School District,
                                7.000%       01/01/09              500          588
 MN West St. Paul, Independent School,
  District No. 197,
                                (b)          02/01/04            1,585        1,066
 NJ State, Series D,
                                (b)          02/15/04               90           61
 OH Big Walnut Local School District,
  Delaware County, Series 1993,
                                5.200%       06/01/02(d)           585          605
 OH Olmstead Falls Local School District,
                                6.850%       12/15/11              550          617
 OH State, Higher Education Commission,
  Series II-B,
                                5.750%       11/01/04              500          539
 OH Trumbull County,
                                5.100%       12/01/03              500          521
 TX State, Series A,
                                5.800%       10/01/04            1,000        1,094
 WI Racine, District Number 8,
                                5.400%       12/01/03              375          393
                                                                             ------
                                                                              9,965
                                                                             ------
 ...................................................................................
HEALTH - 7.5%
 HOSPITALS - 6.8%
 AL East Health Care Authority,
  Health Care Facilities and Tax Anticipation,
  Series 1993,
                                5.625%       09/01/04               50           53
 HI State Department Budget and Finance
  Special Purpose Mortgage, Kapiolani
  Health Care System, Series 1993,
                                5.500%       07/01/01              110          113
 MI Dickinson County Memorial Hospital,
                                7.625%       11/01/05              300          319
 MN Brainerd, Health Care Facilities,
  St. Joseph Medical Center, Series 1993-D,
                                5.300%       02/15/02               50           52
 NJ Health Care Facilities Financing Authority,
  Raritan Bay Medical Center,
                                5.800%       07/01/97               70           70
 OH Cuyahoga County, Meridia Health Systems,
                                6.300%       08/15/06              890          969
 OH Green Springs Health Care
  Facilities, St. Francis Health Care Center,
  Series A,
                                7.000%       05/15/04              100          107

                     Investment Portfolio/November 30, 1995

-----------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                             PAR       VALUE
-----------------------------------------------------------------------------------
HEALTH - CONT.
 HOSPITALS - CONT.
 PA Philadelphia, Hospitals & Higher
  Educational Facilities, Temple
  University Hospital, Series 1993,
                                5.750%       11/15/99            $  100      $  102
 TX Health Facilities Development
  Corp., All Saints Episcopal Hospitals,
  Series 1993-A,
                                5.800%       08/15/04                80          86
 TX Tarrant County Health Facilities
  Development Corp., Fort Worth
  Osteopathic Hospital, Series 1993,
                                5.800%       05/15/04                50          54
                                                                             ------
                                                                              1,925
                                                                             ------
 NURSING HOMES - 0.7%
 KY Jefferson County Health Facilities,
  Beverly Enterprises, Inc., Series 1985-B,
                                9.750%       08/01/07                95         105
 MA State, Industrial Finance Agency,
  Belmont Home Care Project,  Series A,
                                7.970%       01/01/99               100         103
                                                                             ------
                                                                                208
                                                                             ------
 ...................................................................................
HOUSING - 2.8%
 MULTI-FAMILY - 1.9%
 MA State Housing Finance Agency,
  Series 1992 C,
                                6.350%       05/15/03               200         213
 RI Housing & Mortgage Finance
  Corp., Homeownership Opportunity,
  Series 6-B:
                                6.500%       04/01/03               100         107
                                6.500%       10/01/03               200         214
                                                                             ------
                                                                                534
                                                                             ------

 SINGLE-FAMILY - 0.9%
 NH State Housing Finance Authority,
  Single-family Mortgage, Series 1990-A,
                                6.850%       07/01/98               165         170
 NJ State Housing & Mortgage Finance
  Agency,
                                6.500%       05/01/03                85          92
                                                                             ------
                                                                                262
                                                                             ------

                     Investment Portfolio/November 30, 1995
--------------------------------------------------------------------------------

PUBLIC FACILITIES IMPROVEMENT - 9.4%
 FL Homestead, Special Insurance
  Assessment,
                                5.125%       09/01/02            $  425      $  439
 KS State Development Authority,
  Lease Juvenile Detention Facility
  Project, Series 1992-H,
                                5.750%       06/01/02                60          64
 LA State Correctional Facilities
  Corp. Lease, Series 1993,
                                5.400%       12/15/01                65          68
 LA Sulphur, Public Import Sales and Use
  Tax, Series 1993-ST,
                                5.650%       04/01/04                50          53
 NY State, Urban Development Corp:
                                5.700%       04/01/09               500         503
                                6.250%       04/01/02               500         531
 SC Rock Hill, Tax Increment Revenue,
  Manchester Redevelopment Project,
  Series 1992-B,
                                5.500%       05/01/03               450         473
 VA State Public Building Authority,
                                5.625%       08/01/02               500         533
                                                                             ------
                                                                              2,664
                                                                             ------

 ...................................................................................
PUBLIC INFRASTRUCTURE - 10.9%
 AIRPORTS - 1.0%
 CO Denver City & County Airport,
  Series 1992-C,
                                6.250%       11/15/00                50          52
 NV Washoe County Airport Authority
  System, Series 1993-B,
                                5.000%       07/01/01               225         231
                                                                             ------
                                                                                283
                                                                             ------
 TURNPIKES/TOLL ROADS/BRIDGES - 9.9%
 CA Foothill, Eastern Transportation
  Corridor Agency, State Toll Road,
  Senior Lien, Series A,
                                (b)          01/01/04               500         306
 KY State Turnpike Authority Economic
  Development Revitalization Projects:
                                6.500%       07/01/08             1,000       1,135
   Series 1992,
                                5.500%       01/01/01                50          52
 NV Clark County Highway Improvement,
                                5.700%       07/01/03               500         530

                     Investment Portfolio/November 30, 1995

-----------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                             PAR       VALUE
-----------------------------------------------------------------------------------
PUBLIC INFRASTRUCTURE - CONT.
 TURNPIKES/TOLL ROADS/BRIDGES - CONT.
 NY Triborough Bridge and Tunnel
  Authority, Series A,
                                5.000%       01/01/07            $  750      $  748
                                                                             ------
                                                                              2,771
                                                                             ------
 ...................................................................................
REFUNDED/ESCROW/SPECIAL OBLIGATION - 0.4%
 NY New York Dormitory Authority,
  State University of New York,
  Series 1989-B,
                                7.100%       05/15/01               100         110
                                                                             ------
 ...................................................................................
RETAIL TRADE - 0.6%
 MISCELLANEOUS RETAIL
 OH Lake County, North Madison
  Properties,
                                8.069%       09/01/01                90          92
 VA Virginia Beach Development Authority,
  SC Diamond Associates, Inc.,
                                8.000%       12/01/10                75          77
                                                                             ------
                                                                                169
                                                                             ------
 ...................................................................................
SOLID WASTE - 5.8%
 LAND FILL - 0.4%
 MA State Industrial Finance Agency,
  Peabody Monofill Associates, Inc. Project,
                                9.000%       09/01/05               100         107
                                                                             ------
 RESOURCE RECOVERY - 5.4%
 MA State Industrial Finance Agency,
  Resource Recovery, Refusetch,
  Series 1993-A:
                                5.350%       07/01/00               100         104
                                5.450%       07/01/01               300         316
 NJ Bergen County Utilities Authority,
  Series A,
                                6.250%       06/15/07(c)          1,000       1,100
                                                                             ------
                                                                              1,520
                                                                             ------
 ...................................................................................
STUDENT LOAN - 5.1%
 NM State Educational Assistance
  Foundation, Series 1-A,
                                6.200%       12/01/01               500         533
 OH State Student Loan Funding Corp.,
  Series A,
                                5.750%       08/01/03               800         840

                     Investment Portfolio/November 30, 1995
--------------------------------------------------------------------------------

STUDENT LOAN - CONT.
 SC State Education Assistance Authority,
  Student Loan Revenue Bonds, Series 1991,
                                6.200%       09/01/99            $   50     $    52
                                                                            -------
                                                                              1,425
                                                                            -------

 ...................................................................................
TAX ALLOCATION - 1.8%
 FL Lake County Resources Industrial
  Development, Recovery Group,
  Series 1993-A,
                                5.400%       10/01/03               500         497
                                                                            -------
 ...................................................................................
UTILITY - 3.5%
 CO-GENERATION - 1.9%
 CA Sacramento Co-generation Authority,
  Procter & Gamble Project,
                                6.500%       07/01/14               500         524
                                                                            -------
 MUNICIPAL ELECTRIC - 1.6%
 PR Commonwealth of Puerto Rico,
  Electric Power Authority, Series X,
                                4.900%       07/01/03               300         305
 WA Grant County Public Utilities,
  District Number 002,
  Electric System, Series 1993-E,
                                5.300%       01/01/03                50          52
 WA Snohomish County Washington Public
  Utilities, Generation System Revenue Bonds,
  District Number 001, Series 1993,
                                5.250%       01/01/02                80          83
                                                                            -------
                                                                                440
                                                                            -------
 ...................................................................................
WATER &  SEWER - 8.1%
 AZ Phoenix, Civic Improvement Corp.,
  Waste Water Lease, Series 1993,
                                5.750%       07/01/04                50          54
 PA Center Township Sewer Authority,
  Series A,
                                6.000%       04/15/03             1,035       1,123
 TX Houston Water & Sewer System,
  Series C,
                                5.900%       12/01/05(d)          1,000       1,090
                                                                            -------
                                                                              2,267
                                                                            -------

TOTAL MUNICIPAL BONDS (cost of $26,964) (e)                                 $28,187
                                                                            -------

                     Investment Portfolio/November 30, 1995

-----------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS - 4.6%                                       PAR       VALUE
-----------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (f)
 NY New York City Water & Sewer,
                                4.000%       06/15/25            $1,200       1,200
 WY City of Green River,
                                3.900%       06/01/07               100         100
                                                                            -------
TOTAL SHORT-TERM OBLIGATIONS                                                  1,300
                                                                            -------
OTHER ASSETS & LIABILITIES, NET - (4.8)%                                     (1,350)
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                         $28,137
                                                                            -------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) These securities have been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement time.
(b) Zero coupon bond.
(c) These securities, with a total market value of $2,265, are being used to collateralize the delayed delivery purchases indicated in note (a) above.
(d) These securities, with a total market value of $1,695, are being used to collateralize open futures contracts.
(e) Cost for federal income tax purposes is the same.
(f) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 1995.


Short futures contracts open at November 30, 1995 are as follows:

                              Par value                           Unrealized
                             covered by          Expiration      depreciation
    Type                     contracts              month        at 11/30/95
-----------------------------------------------------------------------------
Municipal bonds                $ 1,000           December             $ 61

See notes to financial statements.

                     COLONIAL INTERMEDIATE TAX-EXEMPT FUND
                       STATEMENT OF ASSETS & LIABILITIES
                               NOVEMBER 30, 1995


(in thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $26,964)                                       $28,187
Short-term obligations                                                      1,300
                                                                          -------
                                                                           29,487
Receivable for:
  Interest                                              $  424
  Fund shares sold                                           9
  Other                                                     62                495
                                                        ------            -------
    Total Assets                                                           29,982

LIABILITIES
Payable for:
  Investments purchased                                  1,561
  Fund shares repurchased                                  145
  Distributions                                            104
  Variation margin on futures                                7
  Payable to Adviser                                         7
Accrued:
  Deferred Trustees fees                                     1
  Other                                                     20
                                                        ------
    Total Liabilities                                                       1,845
                                                                          -------

NET ASSETS                                                                $28,137
                                                                          -------

Net asset value & redemption price per share -
Class A ($13,317/1,697)                                                   $  7.85
                                                                          -------

Maximum offering price per share - Class A
($7.85/0.9675)                                                            $  8.11(a)
                                                                          -------

Net asset value & offering price per share -
Class B ($14,820/1,888)                                                   $  7.85(b)
                                                                          -------

COMPOSITION OF NET ASSETS
Capital paid in                                                           $27,773
Undistributed net investment income                                            26
Accumulated net realized loss                                                (824)
Net unrealized appreciation (depreciation) on:
  Investments                                                               1,223
  Open futures contracts                                                      (61)
                                                                          -------
                                                                          $28,137
                                                                          -------

(a) On sales of $100,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See notes to financial statements.

                      COLONIAL INTERMEDIATE TAX-EXEMPT FUND
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 1995


(in thousands)
INVESTMENT INCOME
Interest                                                                     $1,532


EXPENSES
Management fee                                                   $  157
Service fee                                                          56
Distribution fee - Class B                                           95
Transfer agent                                                       50
Bookkeeping fee                                                      27
Trustees fee                                                         10
Custodian fee                                                         9
Audit fee                                                            12
Legal fee                                                             7
Registration fee                                                     19
Reports to shareholders                                               3
Amortization of deferred organization expenses                       15
Other                                                                10
                                                                    470
                                                                 ------
Fees and expenses waived or borne by the Adviser                   (273)        197
                                                                 ------      ------
       Net Investment Income                                                  1,335
                                                                             ------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized loss on:
  Investments                                                      (239)
  Closed futures contracts                                         (318)
                                                                 ------
     Net Realized Loss                                                         (557)
Net unrealized appreciation (depreciation)
 during the period on:
  Investments                                                     3,124
  Open futures contracts                                            (98)
                                                                 ------
     Net Unrealized Appreciation                                              3,026
                                                                             ------
       Net Gain                                                               2,469
                                                                             ------
Net Increase in Net Assets from Operations                                   $3,804
                                                                             ------

See notes to financial statements.

                      COLONIAL INTERMEDIATE TAX-EXEMPT FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                               Year ended
(in thousands)                                                 November 30
                                                          ---------------------
INCREASE (DECREASE) IN NET ASSETS                           1995         1994
                                                          --------     --------
Operations:
Net investment income                                     $  1,335     $  1,353
Net realized loss                                             (557)        (266)
Net unrealized appreciation (depreciation)                   3,026       (2,168)
                                                          --------     --------
    Net Increase (Decrease) from Operations                  3,804       (1,081)
Distributions:
From net investment income - Class A                          (707)        (818)
From net investment income - Class B                          (656)        (543)
                                                          --------     --------
                                                             2,441       (2,442)
                                                          --------     --------
Fund Share Transactions:
Receipts for shares sold - Class A                           3,913        6,586
Value of distributions reinvested - Class A                    478          578
Cost of shares repurchased - Class A                        (9,071)      (3,713)
                                                          --------     --------
                                                            (4,680)       3,451
                                                          --------     --------
Receipts for shares sold - Class B                           2,057        7,656
Value of distributions reinvested - Class B                    449          338
Cost of shares repurchased - Class B                        (3,059)      (2,170)
                                                          --------     --------
                                                              (553)       5,824
                                                          --------     --------
    Net Increase (Decrease) from Fund Share
     Transactions                                           (5,233)       9,275
                                                          --------     --------
        Total Increase (Decrease)                           (2,792)       6,833

NET ASSETS
Beginning of period                                         30,929       24,096
                                                          --------     --------
End of period (including undistributed net
  investment income of $26 and $33, respectively)         $ 28,137     $ 30,929
                                                          --------     --------

NUMBER OF FUND SHARES
Sold - Class A                                                 524          862
Issued for distributions reinvested - Class A                   63           76
Repurchased - Class A                                       (1,219)        (492)
                                                          --------     --------
                                                              (632)         446
                                                          --------     --------
Sold - Class B                                                 273        1,004
Issued for distributions reinvested - Class B                   59           45
Repurchased - Class B                                         (405)        (291)
                                                          --------     --------
                                                               (73)         758
                                                          --------     --------

See notes to financial statements

                      COLONIAL INTERMEDIATE TAX-EXEMPT FUND
                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                                              Period ended
                                                                 Year ended November 30                        November 30
                                                    ---------------------------------------------------   ----------------------
                                                             1995                         1994                   1993 (b)
                                                    Class A        Class B        Class A     Class B     Class A        Class B
                                                    -------        -------        -------     -------     -------        -------
Net asset value -
   Beginning of period                              $ 7.210        $ 7.210        $ 7.810     $ 7.810     $ 7.500        $ 7.500
                                                    ----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (a)                                            0.387          0.338          0.366       0.317       0.305          0.263
Net realized and
unrealized gain (loss)                                0.641          0.641         (0.596)     (0.596)      0.302          0.302
                                                    ----------------------------------------------------------------------------
   Total from Investment
      Operations                                      1.028          0.979         (0.230)     (0.279)      0.607          0.565
                                                    ----------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net
investment income                                    (0.388)        (0.339)        (0.370)     (0.321)     (0.297)        (0.255)
                                                    ----------------------------------------------------------------------------
Total Distributions
Declared to
Shareholders                                         (0.388)        (0.339)        (0.370)     (0.321)     (0.297)        (0.255)
                                                    ----------------------------------------------------------------------------
Net asset value -
   End of period                                    $ 7.850        $ 7.850        $ 7.210     $ 7.210     $ 7.810        $ 7.810
                                                    ============================================================================
Total return (c)(d)                                   14.56%         13.82%         (3.05%)     (3.68%)      8.18%(e)       7.61%(e)
                                                    ============================================================================
RATIOS TO AVERAGE NET ASSETS
Expenses                                               0.36%(f)       1.01%(f)       0.20%       0.85%       0.20%(g)       0.85%(g)
Fees and expenses
waived or borne by
the Adviser                                            0.96%(f)       0.96%(f)       1.07%       1.07%       1.33%(g)       1.33%(g)
Net investment income                                  5.03%(f)       4.38%(f)       4.85%       4.20%       4.53%(g)       3.88%(g)
Portfolio turnover                                       69%            69%            26%         26%          5%(g)          5%(g)
Net assets at end
of period (000)                                     $13,317        $14,820        $16,791     $14,138     $14,700        $ 9,396
(a)Net of fees and expenses waived or
      borne by the Adviser which
      amounted to                                   $ 0.074        $ 0.074        $ 0.080     $ 0.080     $ 0.090        $ 0.090

(b)The Fund commenced investment operations on February 1, 1993
(c)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)Not annualized.
(f)The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior year ratios are net of benefits received, if any.
(g)Annualized.
--------------------------------------------------------------------------------
Federal Income Tax Information (unaudited)
All of the distributions will be treated as exempt income for federal income tax purposes.
--------------------------------------------------------------------------------

                       COLONIAL SHORT-TERM TAX-EXEMPT FUND
                              INVESTMENT PORTFOLIO
                        NOVEMBER 30, 1995 (IN THOUSANDS)

MUNICIPAL BONDS - 100.1%                                        PAR        VALUE
--------------------------------------------------------------------------------
CERTIFICATES OF PARTICIPATION - 5.1%
 CA Los Angeles Unified School District,
  Multiple Properties Project,
  Series B,
                               5.000%    12/01/95(a)          $ 400         $400
 SC Spartanburg County School District,
  No. 005:
                               3.900%    07/01/96               100          100
                               4.300%    07/01/98               100          100
                                                                            ----
                                                                             600
                                                                            ----
 ................................................................................
CONSTRUCTION - 0.4%
 BUILDING CONSTRUCTION
 IA Economic Development Finance Authority,
  Mason City Shopping Center,
                               6.250%    12/01/96                50           51
                                                                            ----
 ................................................................................
EDUCATION - 6.1%
 NY State Dormitory Authority,
  State University Educational Facilities,
  Series A,
                               4.750%    05/15/98               300          302
 OH State Public Facilities Commission,
  Higher Education Facilities, Series II-A,
                               5.200%    05/01/97               415          422
                                                                            ----
                                                                             724
                                                                            ----
 ................................................................................
GENERAL OBLIGATION - 53.2%
 CO Adams County School District,
  Series B,
                               4.200%    12/15/96               500          503
 CT State, Series B,
                               4.100%    09/15/97               500          501
 IL Cook County High School District 225,
  Northfield Township,
                               5.200%    12/01/97               450          461
 MN Bloomington Highway,
                               4.650%    12/01/97               500          507
 NJ Keansburg School District,
                               5.800%    01/15/96                45           45
 NM Alberquerque, Series A,
                               4.600%    07/01/97               500          505

                     Investment Portfolio/November 30, 1995

--------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                         PAR        VALUE
--------------------------------------------------------------------------------
GENERAL OBLIGATION - CONT.
 OH Olmstead Falls Local School District,
                               5.000%    12/15/97(a)          $ 225       $  230
 OH Trumbull County,
                               4.600%    12/01/97(a)            500          508
 TX State Public Finance Authority,
  Series A,
                               5.000%    10/01/97               500          509
 UT Washington County,
 St. George School District,
                               6.250%    09/01/97               490          510
 VA Richmond,
                               5.250%    01/15/97               500          507
 WA Everett, Tax Levy,
 Series 1993,
                               3.800%    12/01/95                65           65
 WA State, Series R-93B,
                               4.200%    10/01/97               500          502
 WI Milwaukee Area Technical College
 District, Series A,
                               4.300%    06/01/98               500          502
 WI State, Series 1994-B,
                               4.500%    05/01/97               400          403
                                                                          ------
                                                                           6,258
                                                                          ------
 ................................................................................
HEALTH - 5.0%
 HOSPITALS - 4.7%
 OH Cuyahoga County, Meridia
   Health System,
                               5.450%    08/15/97               540          549
                                                                          ------

 NURSING HOMES - 0.3%
 MA State Industrial Finance Agency,
  Belmont Home Care Project, Series A,
                               7.570%    01/01/97                35           35
                                                                          ------
 ................................................................................
HOUSING - 2.0%
 SINGLE-FAMILY
 WY Community Development Authority,
                               4.400%    06/01/98(b)            230          231
                                                                          ------
 ................................................................................
POLLUTION CONTROL REVENUE - 5.5%
 MO State Environmental Improvement and
  Energy Resources Authority, Series A,
                               5.400%    07/01/97               530          542
 OH Air Quality Development Authority,
                               4.250%    08/01/96               100          100
                                                                          ------
                                                                             642
                                                                          ------

                     Investment Portfolio/November 30, 1995
--------------------------------------------------------------------------------

PUBLIC FACILITIES IMPROVEMENT - 0.5%
 LA State Correctional Facilities
  Corporation Lease, Series 1993,
                               4.100%    12/15/95            $   60      $    60
                                                                         -------
 ................................................................................
TRANSPORTATION, COMMUNICATION, ELECTRIC, GAS & SANITARY
 SERVICES - 22.3%
 WATER TRANSPORTATION - 4.2%
 AK Anchorage Port & Terminal Facility,
                               4.300%    02/01/98(b)            500          500
                                                                         -------

 TRANSPORTATION - 4.4%
 NJ State Transportation Trust Fund
  Authority, Series B,
                               5.000%    06/15/98               500          512
                                                                         -------

 WATER & SEWER - 13.7%
 OH Clyde Waterworks,
                               5.600%    05/01/97               580          593
 OH Hamilton County Sewer System,
   Series A,
                               4.100%    12/01/97               500          504
 TX Water Development Board,
  Senior Lien,
                               4.900%    07/15/97               500          510
                                                                         -------
                                                                           1,607
                                                                         -------

TOTAL MUNICIPAL BONDS (cost of $11,648)(c)                                11,769
                                                                         -------

SHORT-TERM OBLIGATIONS - 4.3%
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (d)
 IL Health Facilities Authority,
  Central Dupage Hospital,
                               4.100%    11/01/20               300          300
 WY Green River,
                               3.900%    06/01/07               200          200
                                                                         -------

TOTAL SHORT-TERM OBLIGATONS                                                  500
                                                                         -------

OTHER ASSETS & LIABILITIES, NET - (4.4)%                                    (513)
--------------------------------------------------------------------------------

NET ASSETS - 100%                                                        $11,756
                                                                         -------

NOTES TO INVESTMENT PORTFOLIO :
--------------------------------------------------------------------------------
(a) These securities, or a portion thereof, with a total market value of $937, are being used to collateralize delayed delivery purchases indicated in note (b) below.

                     Investment Portfolio/November 30, 1995
--------------------------------------------------------------------------------

NOTES TO INVESTMENT PORTFOLIO - CONT. :
--------------------------------------------------------------------------------
(b) These securities have been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement time.
(c) Cost for federal income tax purposes is the same.
(d) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 1995.




See notes to financial statements.

                      COLONIAL SHORT-TERM TAX-EXEMPT FUND

                       STATEMENT OF ASSETS & LIABILITIES

                               NOVEMBER 30, 1995


(in thousands except for per share amounts and footnote)

ASSETS
Investments at value (cost $11,648)                              $11,769
Short-term obligations                                               500
                                                                 -------
                                                                  12,269
Receivable for:
  Interest                                    $175
  Expense reimbursement due
    from Adviser                                 6
  Other                                         94                   275
                                              ----               -------
    Total Assets                                                  12,544

LIABILITIES
Payable for:
  Investments purchased                        732
  Distributions                                 41
  Fund shares repurchased                        1
Accrued:
  Deferred Trustees fees                         3
  Other                                         11
                                              ----
    Total Liabilities                                                788
                                                                 -------

NET ASSETS                                                       $11,756

Net asset value & redemption price per
share--Class A ($11,756/1,561)                                   $  7.53
                                                                 -------

Maximum offering price per share--Class A
($7,530/0.9900)                                                  $  7.61(a)
                                                                 -------

COMPOSITION OF NET ASSETS
Capital paid in                                                  $11,756
Undistributed net investment income                                   19
Accumulated net realized loss                                       (140)
Net unrealized appreciation                                          121
                                                                 -------
                                                                 $11,756
                                                                 =======


(a) On sales of $1,000,000 or more the offering price is reduced.

See notes to financial statements.

                       COLONIAL SHORT-TERM TAX-EXEMPT FUND

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1995

(in thousands)
INVESTMENT INCOME
Interest                                                            $511

EXPENSES
Management fee                                             $  60
Service fee                                                   12
Transfer agent                                                21
Bookkeeping fee                                               27
Trustees fee                                                   9
Custodian fee                                                  2
Audit fee                                                     10
Legal fee                                                      6
Registration fee                                              17
Reports to shareholders                                        3
Amortization of deferred
  organization expenses                                        9
Other                                                          2
                                                           -----
                                                             178
Fees and expenses waived or borne by the Adviser            (118)     60
                                                           -----    ----
       Net Investment Income                                         451

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO
POSITIONS
Net realized loss                                           (119)
Net unrealized appreciation during the period                304
                                                           -----
      Net Gain                                                       185
                                                                    ----
Net Increase in Net Assets from Operations                          $636
                                                                    ====


See notes to financial statements.

                       COLONIAL SHORT-TERM TAX-EXEMPT FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                          Year ended
(in thousands)                                                            November 30
                                                                   -------------------------
INCREASE (DECREASE) IN NET ASSETS                                    1995             1994
                                                                   --------         --------
Operations:
Net investment income                                              $   451          $   375
Net realized loss                                                     (119)             (20)
Net unrealized appreciation (depreciation)                             304             (190)
                                                                   -------          -------
    Net Increase from Operations                                       636              165
Distributions:
From net investment income - Class A                                  (465)            (372)
                                                                   -------          -------
                                                                       171             (207)
                                                                   -------          -------
Fund Share Transactions:
Receipts for shares sold - Class A                                   2,047           29,830
Value of distributions reinvested - Class A                            390              295
Cost of shares repurchased - Class A                                (4,615)          21,116)
                                                                   -------          -------
    Net Increase (Decrease) from Fund Share
     Transactions                                                   (2,178)           9,009
                                                                   -------          -------
        Total Increase (Decrease)                                   (2,007)           8,802

NET ASSETS
Beginning of period                                                 13,763            4,961
                                                                   -------          -------
End of period (including undistributed net
  investment income of $19 and $24,
  respectively)                                                    $11,756          $13,763
                                                                   =======          =======
NUMBER OF FUND SHARES
Sold - Class A                                                         273            3,954
Issued for distributions reinvested - Class A                           53               39
Repurchased - Class A                                                 (619)          (2,798)
                                                                   -------          -------
                                                                      (293)           1,195
                                                                   -------          -------



See notes to financial statements.

                       COLONIAL SHORT-TERM TAX-EXEMPT FUND
                              FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period are as follows:

                                                                                               Period
                                                                       Year ended              ended
                                                                      November 30            November 30
                                                               -------------------------    -------------
                                                                  1995          1994           1993 (b)
                                                               ----------    -----------    -------------
Net asset value -
   Beginning of period                                           $ 7.420        $ 7.530        $7.500
                                                                 -------        -------        ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                          0.289          0.215         0.196
Net realized and
unrealized gain (loss)                                             0.111         (0.105)        0.012
                                                                 -------        -------        ------
   Total from Investment
      Operations                                                   0.400          0.110         0.208
                                                                 -------        -------        ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                        (0.290)        (0.220)       (0.178)
                                                                 -------        -------        ------
Net asset value -
   End of period                                                 $ 7.530        $ 7.420        $7.530
                                                                 -------        -------        ------
Total return (c)(d)                                                5.47%          1.48%          2.80%(e)
                                                                 -------        -------        ------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                            0.50%(f)       0.50%         0.50%(g)
Fees and expenses waived or borne
  by the Adviser                                                    0.98%(f)       0.85%         1.92%(g)
Net investment income                                               3.74%(f)       2.97%         2.85%(g)
Portfolio turnover                                                   123%            16%           22%(g)
Net assets at end
of period (000)                                                  $11,756        $13,763        $4,961

(a) Net of fees and expenses waived or borne by the Adviser
    which amounted to                                             $0.076         $0.063        $0.132

(b) The Fund commenced investment operations on February 1, 1993.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge.
(d) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior year ratios are net of benefits received, if any.
(g) Annualized.

-------------------------------------------------------------------------------
Federal Income Tax Information (unaudited)
All of the distributions will be treated as exempt income for federal income tax purposes.

                          NOTES TO FINANCIAL STATEMENTS

                                NOVEMBER 30,1995

NOTE 1. ACCOUNTING POLICIES
-------------------------------------------------------------------------------
ORGANIZATION: Colonial Intermediate Tax-Exempt Fund (CITEF) and Colonial Short-Term Tax-Exempt Fund (CSTTEF) (the Funds), each a series of Colonial Trust IV, are diversified portfolios of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The Funds may issue an unlimited number of shares. CITEF offers Class A shares sold with a front-end sales charge and Class B shares which are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. CSTTEF offers Class A shares sold with a front-end sales charge. The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements and conform to generally accepted accounting principles.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS FOR CITEF: All income, expenses (other than the Class B distribution fee), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B shares only.

FEDERAL INCOME TAXES: Consistent with each Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

                 Notes to Financial Statements/November 30, 1995
--------------------------------------------------------------------------------
NOTE 1. ACCOUNTING POLICIES - CONT.
--------------------------------------------------------------------------------
DEFERRED ORGANIZATION EXPENSES: CITEF and CSTTEF incurred expenses of $75,021 and $45,089, respectively, in connection with their organization, initial registration with the Securities and Exchange Commission and with various states, and the initial public offering of their shares. These expenses were deferred and are being amortized on a straight-line basis over five years.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: The Funds declare and record distributions daily and pay monthly.

The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Funds and furnishes accounting and other services and office facilities for a monthly fee based on the average net assets of each Fund as follows:

                                                          Annual
                Fund                                     Fee Rate
                ----                                     --------
Colonial Intermediate Tax-Exempt Fund                     0.55%
Colonial Short-Term Tax-Exempt Fund                       0.50%

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.14% annually of the Funds' average net assets and receives a reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is each Fund's principal underwriter. During the year ended November 30, 1995, each Fund has been advised that the Distributor retained net underwriting discounts on CITEF and CSTTEF of $5,753 and $805, respectively, on sales of the Funds' Class A shares and received contingent deferred sales charges (CDSC) of $46,040 on CITEF's Class B share redemptions.

                 Notes to Financial Statements/November 30, 1995
--------------------------------------------------------------------------------
CITEF and CSTTEF have adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.20% and 0.10%, respectively, annually of each Fund's net assets as of the 20th of each month. CITEF's plan also requires the payment of a distribution fee to the Distributor equal to 0.65% annually of the average net assets attributable to Class B shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: Through July 31, 1995, the Adviser agreed to reimburse CITEF for all expenses. Effective August 1, 1995, and until further notice, the expense limit changed to 0.40% of CITEF's average net assets. The Adviser has agreed to waive fees and bear certain CSTTEF expenses to the extent that total expenses exceed 0.40% annually of CSTTEF's average net assets, until further notice. Each Fund's expense limit is exclusive of service fees, distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any.

OTHER: The Funds pay no compensation to their officers, all of whom are employees of the Adviser.

The Funds' Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of each Fund's assets.

NOTE 3. PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the year ended November 30, 1995, purchases and sales of investments, other than short-term obligations, were as follows:

                                                       Purchases               Sales
Colonial Intermediate Tax-Exempt Fund                 $19,189,120           $22,538,899
                                                      -----------           -----------

Colonial Short-Term Tax-Exempt Fund                   $14,456,737           $15,477,525
                                                      -----------           -----------

Unrealized appreciation (depreciation) at November 30, 1995, based on cost of investments for both financial statement and federal income tax purposes were as follows:

                                                      Colonial                Colonial
                                                     Intermediate            Short-Term
                                                   Tax-Exempt Fund        Tax-Exempt Fund
                                                   ---------------        ---------------
Gross unrealized appreciation                        $1,226,787               $121,050
Gross unrealized depreciation                            (3,524)                  (110)
                                                     ----------               --------
Net unrealized appreciation                          $1,223,263               $120,940
                                                     ==========               ========

              Notes to Financial Statements/November 30, 1995
--------------------------------------------------------------------------------
NOTE 3. PORTFOLIO INFORMATION - CONT.
--------------------------------------------------------------------------------
CAPITAL LOSS CARRYFORWARDS: At November 30, 1995, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

Colonial Intermediate Tax-Exempt Fund:

               Year of                             Capital loss
              expiration                           carryforward
              ----------                           ------------
                2002                                 $151,000
                2003                                  591,000
                                                     --------
                                                     $742,000
                                                     ========

Colonial Short-Term Tax-Exempt Fund:

               Year of                             Capital loss
              expiration                           carryforward
              ----------                           ------------
                2001                                 $  1,000
                2002                                    1,000
                2003                                  137,000
                                                     --------
                                                     $139,000
                                                     ========

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: At November 30, 1995, CSTTEF had greater than 10% of its net assets invested in Ohio.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Funds may focus their investments in certain industries, subjecting them to greater risk than a fund that is more diversified.

CITEF sells municipal and Treasury bond futures contracts to manage overall portfolio interest rate exposure and not for trading purposes. The use of futures contracts involves certain risks, which include (1) imperfect correlation between the price movement of the contracts and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the contract or the underlying securities, or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in CITEF's Statement of Assets and Liabilities at any given time.

NOTE 4. OTHER RELATED PARTY TRANSACTIONS
--------------------------------------------------------------------------------
At November 30, 1995, CSTTEF had three shareholders who owned greater than 5% of the Fund's shares outstanding.

                        REPORT OF INDEPENDENT ACCOUNTANTS


T0 THE TRUSTEES OF COLONIAL TRUST IV AND THE SHAREHOLDERS OF
   COLONIAL INTERMEDIATE TAX-EXEMPT FUND AND COLONIAL SHORT-TERM
   TAX-EXEMPT FUND

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Intermediate Tax-Exempt Fund and Colonial Short-Term Tax-Exempt Fund (each a series of Colonial Trust
IV) at November 30, 1995, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at November 30, 1995 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
--------------------
PRICE WATERHOUSE LLP
Boston, Massachusetts
January 12, 1996


                        COLONIAL TRUST IV
                      Cross Reference Sheet
                    Colonial Tax-Exempt Fund
                    -------------------------

                             Location or Caption in Statement
Item Number of Form N-1A     of Additional Information

Part B

    10.                      Cover Page
    11.                      Table of Contents
    12.                      Not Applicable
    13.                      Investment Objective and
                             Policies; Fundamental Investment
                             Policies; Other Investment
                             Policies; Miscellaneous
                             Investment Practices; Portfolio
                             Turnover
    14.                      Fund Charges and Expenses;
                             Management of the Colonial Funds
    15.                      Fund Charges and Expenses
    16.                      Fund Charges and Expenses;
                             Management of the Colonial Funds
    17.                      Fund Charges and Expenses;
                             Management of the Colonial Funds
    18.                      Shareholder Meetings
    19. How to Buy Shares; Determination of Net Asset Value; Suspension of Redemptions; Special Purchase
                             Programs/Investor Services;
                             Programs for Reducing or
                             Eliminating Sales Charge; How to
                             Sell Shares; How to Exchange
                             Shares
    20.                      Taxes
    21.                      Fund Charges and Expenses;
                             Management of the Colonial Funds
    22.                      Fund Charges and Expenses;
                             Investment Performance;
                             Performance Measures
    23.                      Independent Accountants

                                     COLONIAL TAX-EXEMPT FUND
                                Statement of Additional Information

                                         March 29, 1996



This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Colonial Tax-Exempt Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated March 29, 1996. This SAI should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus from Colonial Investment Services, Inc., One Financial Center, Boston, MA 02111-2621.


Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the Colonial funds generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.

TABLE OF CONTENTS

      Part 1                                              Page


      Definitions
      Fundamental Investment Policies
      Investment Objectives and Policies
      Other Investment Policies
      Portfolio Turnover
      Fund Charges and Expenses
      Investment Performance
      Custodian
      Independent Accountants


      Part 2


      Miscellaneous Investment Practices
      Taxes
      Management of the Colonial Funds
      Determination of Net Asset Value
      How to Buy Shares
      Special Purchase Programs/Investor Services
      Programs for Reducing or Eliminating Sales Charges
      How to Sell Shares
      Distributions
      How to Exchange Shares
      Suspension of Redemptions
      Shareholder Meetings
      Performance Measures
      Appendix I
      Appendix II



TE-XX-0396


                                        PART I
                                 COLONIAL TAX-EXEMPT FUND
                            Statement of Additional Information

                                     March 29, 1996


DEFINITIONS


    "Trust"        Colonial Trust IV
    "Fund"         Colonial Tax-Exempt Fund
    "Adviser"      Colonial Management Associates, Inc., the Fund's investment adviser
    "CISI"         Colonial Investment Services, Inc., the Fund's distributor
    "CISC"         Colonial Investors Service Center, Inc., the Fund's
                     shareholder services and transfer agent



INVESTMENT OBJECTIVES AND POLICIES

The Fund's Prospectus describes its investment objective and policies. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that are described or referred to in the Prospectus:



             Short-Term Trading
             High Yield Bonds
             Forward Commitments
             Repurchase Agreements
             Options on Securities
             Futures Contracts and Related Options


Except as described below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES
The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act diversification requirement, an issuer is the entity whose revenues support the security.

The Fund may:

1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;
2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;
3.   Invest up to 10% of net assets in illiquid assets;
4. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;
5. Underwrite securities issued by others only when disposing of portfolio securities;
6. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;
7. Not concentrate more than 25% of its total assets in any one industry or, with respect to 75% of net assets, purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer; and
8. Will, under normal circumstances, invest at least 80% of its total assets in tax-exempt securities.


OTHER INVESTMENT POLICIES
As  non-fundamental   investment   policies  which  may  be  changed  without a
shareholder vote, the Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;
2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities;
3. Own securities of any company if the Trust knows that officers and Trustees of the Trust or officers and directors of the Adviser who individually own more than 0.5% of such securities together own more than 5% of such securities;
4. Invest in interests in oil, gas or other mineral exploration or development programs, including leases;
5. Purchase any security resulting in the Fund having more than 5% of its total assets invested in securities of companies (including predecessors) less than three years old;
6.   Pledge more than 33% of its total assets;
7. Purchase any security if, as a result of such purchase, more than 10% of its total assets would be invested in securities which are restricted as to disposition;
8. Purchase or sell real estate (including limited partnership interests) although it may purchase and sell (a) securities which are secured by real estate and (b) securities of companies which invest or deal in real estate; provided, however, that nothing in this restriction shall limit the Fund's ability to acquire or take possession of or sell real estate which it has obtained as a result of enforcement of its rights and remedies in connection with securities it is otherwise permitted to acquire; and
9. Invest in warrants if, immediately after giving effect to any such investment, the Fund's aggregate investment in warrants, valued at the lower of cost or market, would exceed 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the Fund in units or attached to securities will be deemed to be without value.


PORTFOLIO TURNOVER (for the fiscal years ended November 30)


          1995        1994
          ----        ----
          41%         56%


FUND CHARGES AND EXPENSES

Under the Fund's management agreement, the Trust pays the Adviser a monthly fee based on the average daily net assets allocated among the Fund, Colonial Tax-Exempt Insured Fund and Colonial High Yield Municipal Fund at the following annual rates:



                First $1 billion                 0.60%
                Next $2 billion                  0.55%
                Next $1 billion                  0.50%
                Excess over $4 billion           0.45%



Effective July 1, 1995, the management fee applicable to the Fund was reduced by 0.05% annually on the average daily net assets of the Fund between $2 billion and $3 billion.



In addition, a further reduction to the management fee applicable to the Fund will be based on the following schedule:



                Effective Date               Cumulative Annualized Reduction
                January 1, 1996                           0.01%
                April 1, 1996                             0.02%
                July 1, 1996                              0.03%
                October 1, 1996                           0.04%



Recent Fees paid to the Adviser, CISI and CISC (for the fiscal years ended November 30) (in thousands)



                                                 1995         1994        1993
    Management fee                             $19,170      $20,098     $19,169
    Bookkeeping fee                               $765         $766        $764
    Shareholder service and transfer agent fee  $5,668       $5,864      $5,521
    12b-1 fees:
      Service fee                               $8,770       $9,151      $8,688
      Distribution fee (Class B)                $3,436       $3,540      $2,143



Brokerage Commissions (for the fiscal years ended November 30) (in thousands)



                                             1995    1994     1993
                                             ----    ----     ----
      Total Commissions (a)                  $73      $37      $0
      Directed transactions                    0        0       0
      Commissions on directed transactions     0        0       0



(a) See "Management of the Colonial Funds - Portfolio Transactions - Brokerage and research services" in Part 2 of this SAI.


Trustees Fees

For the fiscal year ended November 30, 1995, and the calendar year ended December 31, 1995, the Trustees received the following compensation for serving as Trustees:




                                                                                            Total Compensation
                             Aggregate                                                      From Trust and
                             Compensation         Pension Or                                Fund Complex Paid To
                             From Fund For The    Retirement Benefits   Estimated Annual    The Trustees For The
                             Fiscal Year Ended    Accrued As Part Of    Benefits Upon       Calendar Year Ended
Trustee                      November 30, 1995    Fund Expense          Retirement          December 31, 1995(b)
-------                      -----------------    ------------          ----------          --------------------
Robert J. Birnbaum (g)       $10,909              -----                 -----               $  71,250
Tom Bleasdale                $16,905 (c)          -----                 -----               $  98,000 (d)
Lora S. Collins              $15,710              -----                 -----               $  91,000
James E. Grinnell (g)        $10,910                                                        $  71,250
William D. Ireland, Jr.      $19,458              -----                 -----               $ 113,000
Richard W. Lowry (g)         $10,906                                                        $  71,250
William E. Mayer             $15,710              -----                 -----               $  91,000
John A. McNeice, Jr.         $     0              -----                 -----               $       0
James L. Moody, Jr.          $17,589 (e)          -----                 -----               $  94,500 (f)
John J. Neuhauser            $15,712              -----                 -----               $  91,000
George L. Shinn              $17,775              -----                 -----               $ 102,500
Robert L. Sullivan           $17,419              -----                 -----               $ 101,000
Sinclair Weeks, Jr.          $19,286              -----                 -----               $ 112,000



(b) At December 31, 1995, the Colonial Funds complex consisted of 33 open-end and 5 closed-end management investment company portfolios.
(c)   Includes $8,417 payable in later years as deferred compensation.
(d)   Includes $49,000 payable in later years as deferred compensation.
(e)   Includes $13,921 payable in later years as deferred compensation.
(f) Total compensation of $94,500 for the calendar year ended December 31, 1995, will be payable in later years as deferred compensation.
(g)   Elected as a Trustee of the Colonial Funds complex on April 21, 1995.



The following table sets forth the amount of compensation paid to Messrs. Birnbaum, Grinnell and Lowry in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (formerly known as The Charles Allmon Trust, Inc.) (together, Liberty Funds I) for service during the calendar year ended December 31, 1995, and of Liberty Financial Trust (now known as Colonial Trust VII) and LFC Utilities Trust (together, Liberty Funds II) for the period January 1, 1995 through March 26, 1995 (h):



                           Total Compensation From     Total Compensation
                           Liberty Funds II For The    From Liberty Funds I For
                           Period January 1, 1995      The Calendar Year Ended
Trustee                    Through March 26, 1995      December 31, 1995 (i)
-------                    ----------------------      ---------------------

Robert J. Birnbaum               $2,900                      $16,675
James E. Grinnell                $2,900                      $22,900
Richard W. Lowry                 $2,900                      $26,250 (j)



(h) On March 27, 1995, four of the portfolios in the Liberty Financial Trust (now known as Colonial Trust VII) were merged into existing Colonial funds and a fifth was reorganized as a new portfolio of Colonial Trust
      III. Prior to their election as Trustees of the Colonial Funds, Messrs. Birnbaum, Grinnell and Lowry served as Trustees of Liberty Funds II; they continue to serve as Trustees or Directors of Liberty Funds I.
(i) At December 31, 1995, the Liberty Funds I were advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (an intermediate parent of the Adviser).
(j) Includes $3,500 paid to Mr. Lowry for service as Trustee of Liberty Newport World Portfolio (formerly known as Liberty All-Star World Portfolio) (Liberty Newport) during the calendar year ended December 31, 1995. At December 31, 1995, Liberty Newport was managed by Newport
      Pacific Management, Inc. and Stein Roe & Farnham Incorporated, each an affiliate of the Adviser.





Ownership of the Fund

At February 29, 1996, the officers and Trustees of the Trust as a group owned less than 1% of the outstanding shares of the Fund.



At March 18, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Attn: Book Entry, Mutual Funds Operations, 4800 Deer Lake Dr. E. 3rd FL, Jacksonville, FL 32216, owned 6.49% of the Fund's outstanding Class B shares.



At February 29, 1996, there were 80,197 Class A and 13,139 Class B recordholders of the Fund.


Sales Charges (for the fiscal years ended November 30) (in thousands)


                                                             Class A Shares
                                                       1995      1994     1993
 Aggregate initial sales charges on Fund share sales  $2,093   $6,172   $16,294
 Initial sales charges retained by CISI                 $243     $468    $2,021



                                                         Class B Shares
                                                   1995      1994      1993
  Aggregate contingent deferred sales charges
   (CDSC) on Fund redemptions retained by CISI    $1,472    $1,272     $338


12b-1 Plans, CDSCs and Conversion of Shares

The Fund offers two classes of shares - Class A and Class B. The Fund may in the future offer other classes of shares. The Trustees have approved 12b-1 Plans pursuant to Rule 12b-1 under the Act. Under the Plans, the Fund pays CISI a service fee at an annual rate of 0.25% of average net assets attributed to each Class of shares and a distribution fee at an annual rate of 0.75% of average net assets attributed to Class B shares. CISI may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CISI's expenses, CISI may realize a profit from the fees. The Plans authorize any other payments by the Fund to CISI and its affiliates (including the Adviser) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.


The Trustees believe the Plans could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (independent Trustees), cast in person at a meeting called for the purpose of voting on the Plans. The Plans may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plans must be approved by the Trustees in the manner provided in the foregoing sentence. The Plans may be terminated at any time by vote of a majority of the independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plans will only be effective if the selection and nomination of the Trustees who are non-interested Trustees is effected by such non-interested Trustees.


Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within six years after purchase. The CDSCs are described in the Prospectus.



No CDSC will be imposed on shares derived from reinvestment of distributions on or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.



Approximately eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.



Sales-related expenses (for the fiscal year ended November 30, 1995) (in thousands) of CISI relating to the Fund were:


                                              Class A Shares    Class B Shares

Fees to FSFs                                      $7,565           $1,979
Cost of sales material relating to the Fund
  (including printing and mailing expenses)       $ 302            $   69
Allocated travel, entertainment and other
  promotional expenses(including advertising)     $ 651            $  145


INVESTMENT PERFORMANCE


The Fund's yields for the month ended November 30, 1995, were:


                                                        Tax-equivalent
                                          Yield             Yield


Class A Shares                            4.97%              8.23%
Class B Shares                            4.47%              7.40%



The Fund's average annual total returns at November 30, 1995, were:


                                               Class A Shares
                               1 year             5 years          10 years
                               ------             -------          --------

With sales charge of 4.75%     13.68%              6.90%             7.67%
Without sales charge           19.35%              7.94%             8.20%


                                               Class B Shares

                                                                May 5, 1992
                                                             (commencement of
                                                          investment operations)
                                 1 year                     November 30, 1995
                                 ------                     ------------------
With applicable CDSC             13.47%(5.00% CDSC)          5.85% (3.00% CDSC)
Without CDSC                     18.47%                      6.57%



The Fund's Class A and Class B distribution rates at November 30, 1995, based on the most recent month's distribution, annualized, and the maximum offering price at the end of the month, were 5.32% and 4.85%, respectively.


See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN

UMB, n.a. is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.


INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP are the Fund's independent accountants providing audit and tax return preparation services and assistance and consultation in connection with the review of various SEC filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the schedule of financial highlights included in the Prospectus have been so included, in reliance upon the report of Price Waterhouse LLP given on the authority of said firm as experts in accounting and auditing.


The financial statements and Report of Independent Accountants appearing on pages 6 through 56 of the November 30, 1995 Annual Report are incorporated in this SAI by reference.

                              INVESTMENT PORTFOLIO
                        NOVEMBER 30, 1995 (IN THOUSANDS)

MUNICIPAL BONDS - 98.2%                                             PAR            VALUE
----------------------------------------------------------------------------------------
CERTIFICATES OF PARTICIPATION - 0.8%
 AZ Apache County School District
  Number 010 Round Valley
  Project of 1987, Series 1990-C:
    9.875% 07/01/05                                             $ 1,500          $ 1,676
    10.800% 07/01/96                                                800              822
    10.800% 07/01/97                                                800              858
    10.800% 07/01/98                                              1,000            1,114
    10.800% 07/01/99                                              1,000            1,084
 AZ Maricopa County School District,
  Number 028 Kyrene Elementary,
  Series 1993 C:
    (a)    07/01/07                                               4,000            2,235
    (a)    07/01/08                                               4,000            2,100
    (a)    01/01/09                                               2,000            1,015
    (a)    01/01/10                                               2,000              952
    (a)    01/01/11                                               6,000            2,670
 MA Health and Educational Facilities,
  Independent Living Bonds,
    Series 1993-A,
    8.100% 07/01/18                                               1,295            1,314
 SC Charleston County:
    6.000% 12/01/07(b)                                            3,110            3,335
    6.000% 12/01/08(b)                                            3,295            3,509
    6.000% 12/01/09(b)                                            3,495            3,692
    6.000% 12/01/10(b)                                            3,710            3,886
                                                                                 -------
                                                                                  30,262
                                                                                 -------

 ........................................................................................
EDUCATION - 5.9%
 FL State Board of Education,
  Series 1993 D,
    5.125% 06/01/22                                              14,500           13,721
 IL Chicago Board Education:
   Series 1992-A:
    6.000% 01/01/20(c)                                            4,000            4,215
    6.250% 01/01/15(c)                                            4,400            4,791
 IL State Educational Facilities Authority,
  Northwestern University,
    5.375% 12/01/21                                               6,500            6,354
 IN Purdue University,
  Student Fee,
  Series B,
    6.700% 07/01/15                                               1,100            1,225

                     Investment Portfolio/November 30,1995
 ................................................................................

 IN Indiana University,
  Student Fee,
    7.000% 08/01/09                                              $ 2,680          $ 2,982
 LA State Public Facilities Authority,
  Tulane University,
    6.625% 11/15/21                                                1,545            1,667
 MA Health and Educational Facilities Authority:
   Amherst College,
    Series E,
    6.750% 11/01/15                                                1,000            1,088
   Berklee College of Music,
    Series C,
    6.875% 10/01/21                                                4,380            4,807
 MA State College Building Authority Project,
    Series A,
    7.500% 05/01/11                                                1,500            1,849
 NY State Dormitory Authority:
  City University System:
     Series 1990-C:
    7.000% 07/01/14                                                2,050            2,276
    7.500% 07/01/10                                               13,000           15,519
     Series 1993-A,
    5.750% 07/01/13                                                5,000            5,006
     Series A,
    5.625% 07/01/16(b)                                             5,500            5,417
  Cornell University,
    6.875% 07/01/14                                                1,355            1,398
  Court Facilities Lease, City of New York:
   Series C,
    5.400% 05/15/23                                               16,000           15,020
   Series F,
    5.000% 07/01/14                                                4,700            4,265
  State University Educational
  Facilities,  Series 1993-B:
    5.250% 05/15/19                                               12,230           11,404
    5.750% 05/15/24                                                7,000            6,912
  State University of New York:
   Series 1990-A,
    7.500% 05/15/13                                                8,000            9,580
   Series 1990-B,
    7.000% 05/15/16                                                1,000            1,074
   Series 1993-A:
    5.500% 05/15/08                                                6,000            6,000
    5.500% 05/15/13                                               33,805           33,044
    5.875% 05/15/17                                               33,240           33,988
  Upstate Community Colleges, Series
  1994-A,
    5.625% 07/01/14                                               11,500           11,256

                     Investment Portfolio/November 30,1995
 ................................................................................

MUNICIPAL BONDS - CONT.                                      PAR            VALUE
---------------------------------------------------------------------------------
EDUCATION - CONT.
 TX Texas Southern University,
  Series A,
   5.000% 08/01/13                                       $ 5,000         $  4,775
                                                                         --------
                                                                          209,633
                                                                         --------

 .................................................................................
FINANCE/INSURANCE/REAL ESTATE - 0.1%
 REAL ESTATE
 MD Baltimore,
  Economic Development,
  Park Charles Project, Series 1986,
   8.000% 01/01/10                                        1,695            1,820
                                                                         --------

 .................................................................................
GENERAL OBLIGATION - 5.3%
 CA San Jose Redevelopment Agency,
   5.000% 08/01/21                                       30,000           27,975
 FL State Board of Education,
  Series 1993 D,
   5.200% 06/01/23                                       10,140            9,696
 GA De Kalb County,
   5.250% 01/01/20                                        5,000            4,900
 IL Chicago Public Commerce Building,
  Series 1990 A,
   7.125% 01/01/15                                        4,010            4,461
 MA State Bonds,
 Consolidated Loan:
   Series 1989 C,
   7.000% 06/01/04                                         6,500            7,207
   Series 1991 B,
    (a)   06/01/07                                         5,500            3,135
   Series 1991 C:
    6.750% 08/01/09                                        3,865            4,228
    7.000% 08/01/12                                        2,000            2,290
 MA Holyoke,
  School Project Loan,
   7.650% 08/01/09                                         1,250            1,367
 MA Lawrence,
   4.750% 02/15/14                                         6,250            5,641
 MA City of Lowell:
   8.000% 01/15/00                                         1,385            1,555
   8.400% 01/15/09                                         1,000            1,167
 MI Brighton Area School District,
  General Obligation Bonds,
  Series 1992-II,
   (a)   05/01/16                                          8,695            2,793

                     Investment Portfolio/November 30,1995
 ................................................................................

 MI City of Detroit:
  Series 1990-A,
   8.700% 04/01/10                                        $10,000          $11,875
  Series 1990-B,
   8.250% 04/01/10                                          5,000            5,444
 NV State,
  Colorado River Commission,
   6.600% 10/01/16                                         5,000            5,387
 NY New York City, General Obligation,
  Series 1991-D:
   8.000% 08/01/16                                             60               70
   8.000% 08/01/18                                             75               87
 NY State,
  Series E,
   5.500% 02/15/08                                         10,000            9,638
 NY State Various Purpose,
   3.000% 03/15/01                                            405              369
 PA Westmoreland County Municipal
  Authority, Municipal Services, Series
  1993-C:
   (a)   08/15/15                                           8,380            2,776
   (a)   08/15/16                                          10,880            3,359
 TN Metropolitan Government Nashville
  & Davidson County,
   6.150% 05/15/25                                         17,220           17,844
 TN Shelby County School, General Obligation
  School Series 1992-A:
   (a)   05/01/10                                           7,065            3,135
   (a)   05/01/13                                           2,500              900
 TN Shelby County, Public Improvement,
  Series 1992-A:
   (a)   05/01/12                                          15,130            5,844
   (a)   05/01/13                                           5,000            1,800
 TX Hurst Euless Bedford
  Independent School District,
   6.500% 08/15/24                                         20,000           21,250
 TX Ysleta Independent School District,
  Series 1993,
   (a)   08/15/12                                           6,240            2,519
 VA Fairfax County Economic Development,
  Ogden Martin Systems,
  Series 1987 A,
   7.750% 02/01/11                                          1,000            1,103
 VT State Student Assistance Financing
  Program, Series B,
   6.700% 12/15/12                                          2,000            2,138

                     Investment Portfolio/November 30,1995

MUNICIPAL BONDS - CONT.                                        PAR            VALUE
-----------------------------------------------------------------------------------
GENERAL OBLIGATION - CONT.
 WA State:
    Series A,
    6.250% 02/01/11                                        $ 6,400         $  6,960
    Series B,
    5.500% 05/01/18                                         12,130           12,160
                                                                           --------
                                                                            191,073
                                                                           --------

 ...................................................................................
HEALTH - 14.2%
 HOSPITALS - 7.9%
 AL Alabama Special Care Facilities Authority,
  Montgomery Healthcare,
  Series 1989,
    11.000% 00/01/19                                        15,760           15,524
 CT State Health & Educational
  Facilities Authority, New Britain
  Hospital, Series 1991 A,
    7.750% 07/01/22                                            905              974
 DE State Economic Development,
  Riverside Hospital Series 1992 A,
    9.500% 01/01/22                                          1,165            1,341
 FL Lee County Hospital Board,
    6.350% 03/26/20                                         12,500           13,078
 FL St. Petersburg Health Facilities
  Authority, Allegany Health System,
  St. Joseph's Hospital, Inc., Series 1985-A,
    7.000% 12/01/15                                          2,000           2,252
 GA Clayton Hospital Authority,
  The Woodlands Foundation Inc.,
  Series 1991 A,
    9.750% 05/01/21                                          6,680           5,678
 IL Health Facilities Authority:
  Edgewater Medical Center,
   Series A,
    9.250% 07/01/24                                          8,435           8,899
  Edward Hospital Association Project:
   Series 1992,
    7.000% 02/15/22                                          1,000           1,073
   RIB (variable rate),
    Series 1992 B,
    9.467% 05/01/21                                          4,800           5,550
 IL Naperville Economic Development,
  Series 81,
    13.000% 08/01/08                                         5,658           6,047
 IL State Health Facilities Authority,
  Mercy Center for Health Services,
    6.650% 10/01/22                                          1,350           1,360

                     Investment Portfolio/November 30,1995
 ................................................................................

 LA Louisiana Public Facilities Authority,
  RIB, (variable rate),
    6.250% 11/28/14                                        $26,000          $26,910
 MA Health and Educational Facilities,
  Lowell General Hospital,
  Series 1991-A,
    8.400% 06/01/11                                          2,500            2,809
 MI State Hospital Finance Authority,
  Central Michigan Community Hospital,
   Series 1993-A,
    6.000% 10/01/08                                          1,500            1,539
 MO Hannibal Industrial Development,
  Medical Systems of Northeast Missouri,
   Series 1992,
    9.500% 03/01/22                                          4,250            4,967
 MS Hospital Equipment & Facilities
  Authority, Pooled Loan Program,
    7.500% 08/01/16                                         18,900           19,987
 MT State Health Facility Authority,
  Hospital Facilities, Series 1994,
    6.345% 02/15/25                                          6,000            5,445
 NC Lincoln County, Lincoln County Hospital,
    9.000% 05/01/07                                            530              664
 NJ Health Care Facilities Financing
  Authority, Raritan Bay Medical Center,
    7.250% 07/01/14                                          4,000            4,050
 NM Grant County Hospital Facility,
  Gila Regional Medical Center,
  Series 1986,
    10.000% 02/01/12                                         2,185            2,304
 NV Reno Hospital, St. Mary's Regional
  Medical Center, Series 1991-A,
    6.700% 07/01/21                                          1,700            1,840
 NY State Medical Care Facilities
  Finance Agency, Presbyterian
  Hospital, Series 1994-A,
    5.375% 02/15/25                                         10,000            9,587
 OK Oklahoma City Industrial and Cultural
  Facilities Trust, Hillcrest Health Center,
    6.400% 08/01/14                                          4,320            4,498
 PA Erie's County Hospital Authority,
  Metro Health Center, Series 1992
    7.375% 07/01/22                                          5,000            5,063
 PA Philadelphia Hospital & Higher
  Educational Facilities Authority,
  Chestnut Hill Hospital,
    6.500% 11/15/22                                          2,000            2,067

                     Investment Portfolio/November 30,1995
 ................................................................................

MUNICIPAL BONDS - CONT.                                              PAR            VALUE
-----------------------------------------------------------------------------------------
HEALTH - CONT.
 HOSPITALS - CONT.
 PA Westmoreland County Redevelopment
  Authority, First Mortgage, Harmon
  House, Series A,
    (a)   08/15/28                                            $  37,300       $    3,124
 TN Chattanooga Health Education
  and Housing Facilities Board,
  North Park Hospital Project, Series 1993,
    8.500% 02/01/23                                              42,795           44,346
 TN Metropolitan Government, Nashville
  and Davidson Counties:
  Meharry Medical College,
    6.875% 12/01/24                                              29,750           32,985
   Volunteer Healthcare Systems,
    Series 1988-A,
    10.750% 06/01/18(d)                                          18,880            4,154
 TX Harris County Health Facilities
  Development Corp.,
  Hermann Hospital Project,
    6.375% 10/01/24                                              18,000           19,035
 TX Tarrant County, Health Facilities
  Development Corporation,
    10.125% 04/01/21                                              9,200            6,900
 VA Dickenson County Industrial,
  Development, Volunteer Healthcare
  Systems Inc., Series 1988 A,
    10.750% 06/01/18(d)                                           2,500              550
 VA Norfolk Industrial Development
  Authority,
  Sentara Hospital, Series A,
    6.500% 11/01/13                                               2,500            2,722
 VA Southampton County Industrial
  Authority, Medical Facility of
  America XLIII Project, Series 1986,
    8.375% 12/15/26                                               3,035            3,183
 VT Educational and Health Buildings
  Financing Agency, Springfield Hospital,
    7.750% 01/01/13                                               2,020            2,106
 WA Washington State Health Care
  Facility, Grays Harbor Community
  Hospital, Series 1993:
    7.200% 07/01/03                                               1,185            1,274
    8.025% 07/01/20                                               6,380            6,930
 WI State Health and Educational
  Facilities Authority, St. Luke's
  Medical Center Project, Series 1991,
    7.100% 08/15/19                                               2,550            2,818
                                                                                --------
                                                                                 283,633
                                                                                --------

                     Investment Portfolio/November 30,1995
 ................................................................................

 HUMAN SERVICES PROVIDERS - 1.4%
 AZ Tucson Industrial Development
  Authority, Villa Maria Care Center,
    10.125% 11/01/21                                             $   635          $   595
 CA San Diego Industrial Development,
 Carmel Mountain Healthcare Center,
    8.750% 12/01/16                                                5,500            5,940
 CO Health Facility,
  American Housing Foundation I,
  Series 1990,
    10.250% 12/01/20                                               2,500            2,803
 CT State Development Authority,
  Waterbury Health Care Center,
  Series 1984,
    13.500% 11/01/14                                               1,965            2,004
 DE State Economic Development Healthcare
  Facility,
    10.000% 03/01/21                                               7,245            8,522
 DE Sussex County, Healthcare Facility,
  Delaware Health Corporation, Series
  1994-A,
    7.600% 01/01/24                                               14,230           13,910
 IL Champaign First Mortgage,
  Hoosier Care Inc., Series 1989-A,
    9.750% 08/01/19                                                1,485            1,594
 IN Wabash First Mortgage, Hoosier
  Care, Inc., Series 1989-A,
    9.750% 08/01/19                                                5,900            6,335
 TN Shelby County, Health, Education,
  and Housing Facilities Board, Open Arms
  Development Center:
   Series 1992-A
    9.750% 08/01/19                                                4,295            5,025
   Series 1992-C
    9.750% 08/01/19                                                4,290            5,019
                                                                                  -------
                                                                                   51,747
                                                                                  -------
 NURSING HOMES - 4.9%
 FL Collier County Industrial
  Development Authority, Beverly
  Enterprises, Series 1991,
    10.750% 03/01/03                                               1,120            1,317
 FL Flagler County Industrial,
  Redevelopment Authority,
  South Florida Properties, Series 1988,
    10.500% 12/01/18                                               8,925            8,981

                     Investment Portfolio/November 30,1995
 ................................................................................

MUNICIPAL BONDS - CONT.                                              PAR            VALUE
-----------------------------------------------------------------------------------------
HEALTH - CONT.
 FL Gadsden County Industrial Development,
  Florida Housing Properties, Inc.,
  Series 1988-A,
    10.450% 10/01/18                                             $ 6,135          $ 6,366
 FL Palm Beach County:
  Hillcrest Manor Project,
    10.250% 12/01/16                                               3,190            3,339
  Beverly Enterprises, Series 1984-1,
    10.000% 06/01/11                                               2,735            3,087
 FL Volusia County Industrial
  Development Authority, Beverly
  Enterprises, Series 1987,
    9.800% 12/01/07                                                  915              963
 IA Finance Authority Healthcare Facility,
  Mercy Health Initiatives, Series 1989,
    9.950% 07/01/19                                                7,600            7,752
 IA Marion,
  Kentucky Iowa Corporation Project,
  Series 1990,
    10.250% 01/01/20                                               1,000            1,050
 IN Gary Industrial Economic Development,
  West Side Health Care Center,
  Series 1987 A,
    11.500% 10/01/17                                               1,985            1,886
 KS Washington County Industrial
  Development Authority, Central
  States, Series 1989,
    10.250% 11/01/19                                               3,440            3,337
 MA Boston,
  St. Joseph Nursing Care Center, Inc.,
    10.000% 01/01/20 (e)                                             315              349
 MA State Industrial Finance Agency:
  American Health Foundation Inc.,
   Series 1989,
    10.125% 03/01/19                                               3,250            3,437
  Belmont Home Care Project,
   Series A:
    7.970% 01/01/99                                                  290              297
    9.270% 01/01/25                                               10,405           11,029
  GF/Massachusetts Inc.,
   Series 1994,
    8.300% 07/01/23                                               13,000           12,821
  Mary Ann Morse Nursing Home,
   Series 1991 I,
    10.000% 01/01/21                                               1,715            2,184
  Seacoast Nursing Home,
   Series 1991,
    9.625% 12/01/21                                                4,945            5,477

                     Investment Portfolio/November 30,1995
 ................................................................................

 MO St. Charles County Industrial
  Development Authority, Health Care
  Properties of St. Charles County, Ltd.,
   8.700% 06/01/11 (f)                                           $ 2,680          $ 2,700
 MO St. Louis County Industrial Development,
  Authority, Cardinal Carberry
  Health, Series 1991,
   7.125% 03/20/23                                                 2,000            2,190
 NM Albuquerque Industrial Development
  Authority, Manor Nursing Home,
   12.000% 05/15/14                                                3,203            3,796
 OH Alliance First Mortgage Medical
  Facility, McCrea Nursing Center,
   10.125% 02/01/13                                                2,410            2,517
 OH Ashtabula County,
  Village Square Nursing Center, Inc.,
   12.000% 12/01/15                                                1,275            1,325
 OH Franklin County,
  Columbus West Health Care Co.,
  Series 1986,
   10.000% 09/01/16                                                3,015            2,864
 OH Lucas County,
  Villa North Nursing Home,
  Series 1988-B,
   10.500% 06/01/18                                                2,995            2,935
 OH Montgomery County,
  Grafton Oaks Project,
  Series 1986,
   9.750% 12/01/16                                                   695              660
 OH Perry County, New
  Lexington Health,
   9.875% 09/01/10                                                 2,545            2,644
 OH Trumbull County, Horizon Healthcare,
   12.000% 12/01/15                                                2,215            2,302
 OH Washington County Industrial
  Development, Marie Antoinette Care
  Center, Series 1983,
   6.867% 12/01/13                                                 5,370            4,900
 PA Cambria County Industrial Development,
  Beverly Enterprises,
   10.000% 06/18/12                                                2,000            2,507
 PA Chester County Industrial Development,
  Pennsylvania Nursing Home, Inc.,
  Series 1989,
   10.125% 05/01/19                                               10,730           11,159
 PA Delaware County Authority,
  Main Line and Haverford Nursing,
  Series 1992,
   9.000% 08/01/22                                                 9,420           10,209

                     Investment Portfolio/November 30,1995
 ................................................................................

MUNICIPAL BONDS - CONT.                                              PAR            VALUE
-----------------------------------------------------------------------------------------
HEALTH - CONT.
 NURSING HOMES - CONT.
 PA Lackawanna County Industrial Authority,
  Greenridge Nursing Center, Inc.,
     10.500% 12/01/10                                            $ 1,950          $ 2,072
 PA Luzerna County Industrial
  Development Authority:
    Beverly Enterprises,
     Pennsylvania, Series 1983,
     10.125% 11/01/08                                                870              978
    First Mortgage, Millville Nursing Center,
     10.500% 12/01/12                                              3,870            3,676
 PA Montgomery County Higher Education
  and Health Authority, AHF/Roslyn-
  Hatboro, Incorporated Project,
     9.000% 11/15/22                                              12,465           12,948
 PA Philadelphia Authority For
  Industrial Development:
   The Care Pavilion, Series 1988,
     10.250% 02/01/18                                              5,950            6,137
   Nursing Home,
    Series 1988,
     10.250% 11/01/18                                              9,460            9,834
 PA Warren County Housing Finance
  Corporation, Allegheny Manor,
     7.500% 02/01/21                                               1,423            1,482
 PA Washington County Industrial
  Development Authority, Central
  States, Series 1989,
     10.250% 11/01/19                                              3,440            3,337
 PA Wilkins Area Industrial Development
  Authority, Oakmont Nursing Center,
  Series 1984,
     10.000% 07/01/11                                              1,150            1,318
 SC Charleston County,
  Driftwood Health Care Center, Series 1984,
     12.500% 12/01/14                                              1,410            1,445
 TN Metropolitan Government, Nashville
  and Davidson Counties Health and
  Education Facilities, Central States, Series 1989
     10.250% 11/01/19                                                770              747
 TN Sullivan County, Health, Education,
  and Housing Facilities Board,
     10.250% 04/01/15                                              2,820            3,091

                     Investment Portfolio/November 30,1995
 ................................................................................

 TN Sumner County, Health, Education,
  and Housing Facilities Board, Gallatin
  Health Care, Series 1986:
    9.750% 12/01/03                                              $   160         $    136
    9.750% 12/01/04                                                  175              149
    9.750% 12/01/05                                                  225              191
    9.750% 12/01/06                                                  220              187
    10.250% 12/01/16                                               2,400            2,040
 TX Whitehouse Health Facilities
  Development Corporation, Oak Brook
  Health Care Center, Series 1989,
    10.000% 12/01/19                                               1,815            1,858
 VA Beach Development Authority,
  Beverly Enterprises, Series 1985,
    10.000% 04/01/10                                                 960            1,080
                                                                                 --------
                                                                                  175,749
                                                                                 --------

 .........................................................................................
HOUSING - 13.3%
 ASSISTED LIVING/SENIOR - 1.0%
 AZ Mohave County Industrial Development
  Authority, Multifamily, Kingman
  Station Apartments,
    8.125% 10/01/26                                                2,875            3,080
 CO Health Facility,
  Birchwood Manor,
  Series 1991 A,
    7.625% 04/01/26                                                1,835            1,920
 DE Quaker Hill Housing Corporation,
  Multi-family Housing, Quaker Hill
  Apartments, Series A,
    7.550% 08/01/21                                                6,225            6,738
 IL State Development Finance Authority,
  Care Institute, Inc.,
    8.250% 06/01/25                                               10,000           10,300
 MN Roseville,
  Care Institute, Inc., Series 1993
    7.750% 11/01/23                                                2,975            2,767
 PA Montgomery County Industrial
  Development Authority, Assisted
  Living Facility, Series 1993-A,
    8.250% 05/01/23                                                1,470            1,486
 TX Bell County Health Facilities
  Development Corp., Care Institutes, Inc.
    9.000% 11/01/24                                                7,585            8,125
                                                                                 --------
                                                                                   34,416
                                                                                 --------

                     Investment Portfolio/November 30,1995
 ................................................................................

MUNICIPAL BONDS - CONT.                                              PAR            VALUE
-----------------------------------------------------------------------------------------
HOUSING - CONT.
 MULTI - FAMILY - 5.3%
 AK State Housing Finance Corp.:
  First Series 1991,
     7.800% 12/01/30                                             $ 2,430          $ 2,570
  Series A,
     5.400% 12/01/13                                               7,400            7,058
  Series 1992-A,
     6.600% 12/01/23                                              11,750           13,042
 AL State Housing Finance Authority,
  Series 1990-C,
     7.550% 04/01/16                                                 730              776
 AZ Phoenix Industrial Development
  Authority, Chris Ridge Village
  Project, Series 1992:
     6.750% 11/01/12                                                 650              678
     6.800% 11/01/25                                               2,750            2,857
 CA Housing Finance Agency,
  Home Mortgage,  Series 1984 B,
     (a)   08/01/16                                                  325               33
 CO El Paso County Home Mortgage:
  Series 1987 C,
     8.300% 09/20/18                                               2,589            2,919
  Series 1987 D,
     8.150% 09/20/14                                               1,329            1,464
  Series 1988 A,
     8.375% 03/25/19                                               2,419            2,749
 CT State Housing Finance Authority,
  Housing Mortgage Finance Program,
  Series B-1,
     7.550% 11/15/08                                                  75               81
 FL Clearwater,
  Hampton Apartments,
     8.250% 05/01/24                                               3,475            3,692
 FL Hialeah Housing Authority,
  Series 1991,
     9.500% 11/01/21                                              10,600           11,130
 FL State Housing Finance Agency,
  Windsong Apartments, Series 1993-C,
     9.250% 01/01/19                                               1,230            1,250
 GA Augusta Housing Authority Mortgage,
  Mountain Ridge Holdings II,
  Series A,
     8.960% 09/01/24                                               3,620            2,715

                     Investment Portfolio/November 30,1995
 ................................................................................

 GA Savannah Housing Authority,
  Multi-family Housing, Plantation Oaks
  Apartments Project, Series 1986,
     9.625% 02/01/27                                             $ 2,905          $ 3,116
 IL Carbondale Mortgage Revenue,
  Mill Street Apartments, Series 1979,
     7.375% 09/01/20                                                 855              899
 IL Charleston Non-Profit Corporation,
  Cougills Manor Project,
     6.875% 07/01/20                                               1,807            1,934
 IL Chicago Multi-family Housing,
  Jeffery Apartments,
  Series 1987,
     8.125% 08/01/30                                               2,395            2,491
 IL Housing Development Authority,
  Series 1990 A,
     8.000% 06/01/26                                                 680              704
 IL Rockford:
     8.700% 08/20/07                                                 635              658
     8.700% 08/20/26                                               4,455            4,619
 KY Louisville Residential,
  Series 1984,
     (a)   07/01/16                                                1,135              116
 LA Jefferson Housing Development,
  Corporation Multi-family,
  Concordia Project, Series A,
     7.700% 08/01/22                                               2,570            2,792
 LA New Orleans Housing Development
  Corporation, Multi-family Housing
  Mortgage, Southwood Patio, Series 1990-A,
     7.700% 02/01/22                                               2,375            2,506
 MN Washington County Housing and
  Redevelopment Authority, Cottages of
  Aspen Project,
     9.250% 06/01/22                                               1,950            2,006
 MN White Bear Lake,
  Birch Lake Townhomes Project;
   Series 1988 A,
     9.750% 07/15/19                                               2,185            2,210
   Series 1989 B,
     (g)        07/15/19                                             310              489
 MO St. Louis Area Housing Finance
  Corporation, Wellington Arms III,
  Series 1979,
     7.500% 01/01/21                                               2,075            2,111

                     Investment Portfolio/November 30,1995
 ................................................................................

MUNICIPAL BONDS - CONT.                                              PAR            VALUE
-----------------------------------------------------------------------------------------
HOUSING - CONT.
 MULTI - FAMILY - CONT.
 MS Biloxi Urban Renewal
  Biloxi Apartments Project,
  Series 1985:
    9.500% 12/01/05                                              $ 1,185          $ 1,225
    9.500% 12/01/10                                                1,235            1,278
    9.500% 12/01/15                                                1,970            2,039
 NC Eastern Carolina Regional Housing
  Authority, Jacksonville New River
  Apartments,
    8.250% 09/01/14                                                2,915            2,970
 NE Omaha Housing Development
  Corporation, Mortgage Notes, North
  Omaha Homes,
    7.375% 03/01/21                                                1,435            1,494
 NY Nyack Housing Assistance
  Corp., Plaza Apartments,
    7.375% 06/01/21 (f)                                            3,070            3,072
 NY Yorktown Housing Corp.,
  Beaveridge Apartments,
    7.375% 06/01/21 (f)                                            3,453            3,461
 Pass Through Certificates, Series
  1993-A,
    8.500% 12/01/16 (f)                                           61,712           63,795
 TN Knox County Industrial Board,
  Multi-family Redevelopment,
  Waterford Village Project, Series 1986:
    8.750% 03/01/96                                                   15               15
    8.750% 03/01/05                                                  525              542
    8.750% 03/01/15                                                1,320            1,364
    8.750% 03/01/26                                                3,590            3,712
 TN Knoxville Community Development,
  Corporation Multi-family Housing,
  Maple Oak Apartment Project, Series 1992,
    6.375% 10/15/08                                                2,510            2,610
 TX Galveston Pass Health Facilities Center,
    8.000% 08/01/23                                                1,850            1,929
 TX Laredo Cherry Hills Apartment Project,
  Housing Development Corp., Number 1,
    7.375% 03/05/21                                                2,130            2,192
 VA Alexandria Redevelopment
  and Housing Authority, Courthouse
  Commons Apartments:
   Series 1990-A,
    10.000% 01/01/21                                                 760              772
   Series 1990-B,
    (a)    01/01/21                                                  979            1,661

                     Investment Portfolio/November 30,1995
 ................................................................................

 VA Harrisonburg Redevelopment and
  Multi-family Housing Authority,
  Series 1991 A,
    7.375% 11/20/28                                              $ 1,750         $  1,862
 VA Norfolk Redevelopment and Housing
  Authority, Multi-family Housing,
  Dockside, Series 1991-A:
    7.300% 12/01/16                                                1,315            1,399
    7.375% 12/01/28                                                1,940            2,068
 VA Roanoke Redevelopment and Housing
  Authority, Mountain Ridge,
    9.250% 11/01/22                                                1,800            1,854
 VA State Housing Authority Commonwealth
  Mortgage,
  Series B, Sub Series B-4,
    6.850% 07/01/17                                                5,180            5,394
 WA Washington State Housing Finance
  Commission, Multi-family Housing,
  Series 1988-A,
    7.900% 07/01/30                                                1,460            1,522
 WI Milwaukee Housing Authority
  Mortgage, Windsor Court Project,
  Series 1986,
    8.700% 08/21/21                                               1,985            2,068
                                                                                 --------
                                                                                  189,963
                                                                                 --------
 SINGLE - FAMILY - 7.0%
 AZ Maricopa County Industrial Development,
  Single-family,  Series 1984,
    (a)   02/01/16                                                10,055            3,054
 CA Riverside County, Series 1988-A,
    8.300% 11/01/12                                               10,000           13,225
 CO Housing Finance Authority,
  Single-family Housing:
   Series 1991-A,
    7.500% 05/01/29                                                4,745            5,024
   Series 1991 C-1:
    7.200% 02/01/18                                                  870              923
    7.650% 12/01/25                                                5,000            5,606
   Series A,
    7.150% 11/01/14                                                2,350            2,479
   Series D-1,
    7.375% 06/01/26                                                5,000            5,531
 FL Brevard County,
  Housing Finance Authority,
  Single-family Mortgage, Series 1985,
    (a)   04/01/17                                                 8,055              906

                     Investment Portfolio/November 30,1995
 ................................................................................

MUNICIPAL BONDS - CONT.                                              PAR            VALUE
-----------------------------------------------------------------------------------------
HOUSING - CONT.
 SINGLE - FAMILY - CONT.
 GA Atlanta Urban Residential Finance
  Authority, Single-family Housing
  Mortgage, Series 1988,
     8.250% 10/01/21                                             $ 1,220          $ 1,287
 GA State Residential Finance Authority,
  Home Ownership Mortgage:
   Series C,
     7.500% 01/01/18                                                 755              804
   Series 1989,
     7.800% 06/01/21                                               5,950            6,359
 IA Finance Authority Single-family,
  Series 1992 B,
     6.950% 07/01/24                                              10,000           10,475
 IA State Finance Authority,
  Single-family Mortgage Revenue,
  Series A,
     7.250% 07/01/16                                               1,075            1,137
 IL East Moline Housing Finance Corp.,
  Deerfield Woods Apartments,
     7.500% 08/01/21                                               2,416            2,458
 IL Rockford,
     9.250% 02/01/00                                               1,075            1,111
 IL State Housing Development Authority:
  Series B,
     7.250% 08/01/17                                               1,290            1,377
  Series C,
     7.500% 08/01/17                                                 220              232
 IN State Housing Finance Authority:
  Single-family Housing,
   Series 1987 C,
     9.125% 07/01/18                                               4,075            4,294
  GNMA Collateral Mortgage Program:
   Series A-1,
     7.850% 07/01/16                                                 160              172
   Series B-1,
     7.600% 01/01/16                                               1,015            1,078
 LA Housing Financing Agency,
  Series 1988,
     8.300% 11/01/20                                               2,780            2,908
 LA Calcasieu Parish:
  Series 1987-A,
     8.125% 12/01/12                                               1,409            1,448
  Series 1988-B,
     8.250% 06/01/12                                               3,543            3,676

                     Investment Portfolio/November 30,1995
 ................................................................................

 LA Jefferson Parish Home Mortgage
  Authority, Single-family,
  Series 1988 A,
     8.300% 04/01/20                                             $ 2,380          $ 2,526
 MA State Housing Finance Agency:
  Series 1987-A,
     9.000% 12/01/18                                               1,595            1,675
  Series 1988-A,
     8.400% 08/01/21                                                 740              768
  Series 1988-B,
     8.100% 08/01/23                                                 840              883
 MD State Community Development Administration,
  Department of Housing and Community
  Development, Single-family Program:
   1st Series,
     7.300% 04/01/17                                                 450              478
   3rd Series,
     7.250% 04/01/27                                                 960            1,013
 ME State Health and Higher Educational
  Facilities Authority,
  Maine Medical Center, Series C,
     5.000% 11/15/13                                              16,500           15,448
 MN State Housing Finance Agency:
  Series 1988 D,
     8.250% 08/01/20                                               1,950            2,057
  Single-family Mortgage,
  Series C,
     7.100% 07/01/11                                                 675              721
 MO State Housing Development Commission,
  Series C,
     6.900% 07/01/18                                                 870              913
 MS Canton Housing,
     8.400% 08/15/21                                               1,551            1,590
 MS Home Corporation Residual,
  Series 1990-C,
     (a)   09/01/13                                               20,000            7,125
 MS Lamar County Wesley Manor II:
     8.750% 08/01/20                                               1,000            1,054
     8.750% 02/01/29                                               1,610            1,697
 NE Investment Finance Authority,
  Single-family Mortgage:
   Series 1988-1,
     8.125% 08/15/38                                               5,355            5,616
   Series 1990-B,
     10.892% 03/15/22                                              8,000            9,230
   Series 1990-2,
     11.134% 09/10/30                                              4,000            4,655

                     Investment Portfolio/November 30,1995
 ................................................................................

MUNICIPAL BONDS - CONT.                                              PAR            VALUE
-----------------------------------------------------------------------------------------
HOUSING - CONT.
 SINGLE - FAMILY - CONT.
 NH State Housing Finance Authority,
  Single-family Resources Mortgage,
  Series 1989-B,
     7.700% 07/01/29                                             $ 2,705          $ 2,833
 NJ State Housing and Mortgage Finance
  Agency,
     6.950% 11/01/13                                               5,090            5,383
 NY State Mortgage Agency:
  Series BB-2,
     7.950% 10/01/15                                               1,395            1,461
  Home Owner Mortgage:
   Series H-2,
     7.850% 04/01/22                                               1,500            1,599
   Series 46,
     6.650% 10/01/25                                              10,000           10,400
 OH Housing Finance Agency,
  Series 1988 C,
     8.125% 03/01/20                                               1,025            1,088
 OH Housing Finance Agency Single-
  family Mortgage, RIB (variable rate),
  Series A-2,
     9.517% 03/24/31                                               6,550            7,189
 PA Pittsburgh Urban Redevelopment
  Authority, Sidney Square Project,
     7.800% 08/01/28                                               5,290            5,473
 PA State Housing Finance Authority,
  Series 39B,
     6.750% 04/01/16                                               5,700            6,013
 SC State Housing Authority,
  Homeownership Mortgage, Series 1988-A,
     8.500% 07/01/08                                               2,000            2,088
 TX Bexar County Housing Finance Corp.
  GNMA Collateralized Mortgage,
  Series 1989-A,
     8.200% 04/01/22                                               4,055            4,405
 TX Corpus Christi Housing Finance Corp.
  Single-family Mortgage,
  Lomas and Nettleton, Series C,
     10.000% 10/01/07                                              1,145            1,178
 TX Harris County Housing Finance,
  Corporation Single-family,
  Series 1987,
     8.875% 12/01/17                                                2,595            2,705

                     Investment Portfolio/November 30,1995
 ................................................................................

 TX Lubbock Housing Finance Corporation,
  Single-family Series:
   Series 1988 C,
    8.375% 12/01/20                                              $ 6,370          $ 6,545
   Series 1988 D,
    8.375% 12/01/20                                                1,165            1,206
 TX State Department Housing and
  Community Affairs, Collateralized
  Home Mortgage, Series 1992-B2,
    9.511% 06/18/23                                                9,000           10,102
 TX State Housing Agency Mortgage,
  Single-family,
  Series A,
    7.150% 09/01/12                                                  900              960
 UT State Housing Finance Agency,
  Single-family Mortgage:
   Series A,
    7.200% 07/01/13                                                  190              197
   Series A-1,
    6.900% 07/01/12                                                1,065            1,125
   Series B-1,
    7.500% 07/01/16                                                  195              205
   Series B-2:
    7.000% 07/01/16                                                  380              400
    7.700% 07/01/15                                                   40               42
   Series D-2,
    7.250% 07/01/11                                                  530              566
   Series E-1,
    6.950% 07/01/11                                                1,740            1,842
   Series F-1,
    7.400% 07/01/09                                                  510              530
   Series 1990-C2,
    7.950% 07/01/10                                                  430              464
 VA State Housing Authority, Commonwealth
  Mortgage:
   Series A,
    7.100% 01/01/17                                                1,000            1,068
   Series C2,
    8.000% 01/01/38                                                1,000            1,056
   Series 1988-C,
    7.800% 01/01/38                                               11,500           12,061
 VT Housing Finance Agency, Home
  Mortgage Purchase, Series 1989-A,
    7.850% 12/01/29                                                3,920            4,145
 WA Washington Housing Development
  Corporation, Parkview Apartments
  Project,
    7.500% 04/01/21                                                1,701            1,752

                     Investment Portfolio/November 30,1995
 ................................................................................

MUNICIPAL BONDS - CONT.                                              PAR            VALUE
-----------------------------------------------------------------------------------------
HOUSING - CONT.
 SINGLE-FAMILY - CONT.
 WI State Housing and Economic
  Development Authority,
  Series A,
    7.000% 09/01/09                                              $   985         $  1,055
 WV State Housing Development Fund,
  Series 1992-B,
    7.200% 11/01/20                                               10,000           10,600
 WY Community Development Authority,
  Single-family Mortgage:
   Series 1987-A,
    7.875% 06/01/18                                                2,255            2,371
   Series 1988-G,
    7.250% 06/01/21                                                4,500            4,792
 WY Rock Springs Housing Finance
  Corporation, Bicentennial Association II,
    7.500% 05/01/20                                                1,159            1,227
                                                                                 --------
                                                                                  249,139
                                                                                 --------

 .........................................................................................
MANUFACTURING - 2.0%
 FOOD & KINDERED PRODUCTS - 0.0%
 VA Halifax County Industrial Development
  Authority, O'Sullivan Industries Project,
  Series 1988,
    8.250% 10/01/08                                                1,000            1,100
                                                                                 --------

 MEASURING & ANALYZING INSTRUMENTS - 0.0%
 MN Brooklyn Park,
  TL Systems Corp., Series 1991,
    10.000% 09/01/16                                                 325              387
                                                                                 --------

 PAPER PRODUCTS - 1.7%
 GA Rockdale County Development
  Authority, Solid Waste Disposal, Visy
  Paper, Inc., Series 1993,
    7.500% 01/01/26                                               14,000           14,350
 IA Cedar Rapids Industrial Development,
  Weyerhaeuser Company Project,
    9.000% 08/01/14                                                1,000            1,411
 LA De Soto Parish,
  International Paper Company,
  Series A,
    7.700% 11/01/18                                                1,250            1,448
 MI State Strategic Fund,
  Blue Water Fiber Project, Series 1994,
    8.000% 01/01/12                                               16,200           15,612

                     Investment Portfolio/November 30,1995
 ................................................................................

 MI Strategic Fund Limited,
  Great Lakes Pulp & Fibre Project,
    10.250% 12/01/16                                           $  28,000        $  29,505
                                                                                  -------
                                                                                   62,326
                                                                                  -------

 PETROLEUM REFINING 0.1%
 TX Lower Neches Valley Authority,
  Mobil Oil Refining Corp.,
    6.850% 05/01/12                                                3,570            3,766
                                                                                  -------
 PRIMARY METAL - 0.2%
 PA Bucks County,
  Industrial Development:
   Hechinger Company, Series 1984,
    11.375% 11/15/04                                               2,420            2,506
   Jorgensen Steel,
    9.000% 06/01/05                                                4,000            4,105
                                                                                  -------
                                                                                    6,611
                                                                                  -------

 TRANSPORTATION EQUIPMENT - 0.0%
 MN Buffalo, Ruden Manufacturing Inc.,
    10.500% 09/01/14                                               1,445            1,557
                                                                                  -------

 .........................................................................................
MINING - 0.1%
 METAL MINING
 CO Mesa County Industrial Development
  Joy Technologies Inc.,
  Series 1992,
    8.500% 09/15/06                                                1,000            1,075
 OH Cuyahoga County,
  Joy Technologies, Inc.,
    8.750% 09/15/07                                                1,340            1,457
                                                                                  -------
                                                                                    2,532
                                                                                  -------

 ..........................................................................................
POLLUTION CONTROL REVENUE - 4.0%
 FL Pinellas County,
  Florida Power Corp.,
    7.200% 12/01/14                                                1,000            1,111
 FL State Municipal Power Agency,
  Series 1993,
    5.100% 10/01/25(c)                                            38,150           35,956
 GA Bartow County Development Authority,
  State Power Company Bowen Plant,
    7.250% 07/01/21                                                1,000            1,028
 GA Wayne County Development Authority,
  Solid Waste Disposal, ITT Royonier
  Incorporated, Series 1990,
    8.000% 07/01/15                                                2,500            2,803

                     Investment Portfolio/November 30,1995
 ................................................................................

MUNICIPAL BONDS - CONT.                                              PAR            VALUE
-----------------------------------------------------------------------------------------
POLLUTION CONTROL REVENUE - CONT.
 IL State Development Finance Authority,
  Central Illinois Public Service Co.:
   Series A,
    7.600% 03/01/14                                              $   750          $   842
   Series B,
    7.600% 09/01/13                                                  750              845
 IN Petersburg,
  Indiana Power and Light Co.,
  Series B,
    5.400% 08/01/17                                                5,000            4,831
 KY Louisville and Jefferson County,
  Metropolitan Sewer District,
    7.350% 05/01/19                                                  500              569
 MO State Environmental Improvement and
  Energy Resources Pollution Control,
  Authority:
  Series 1984-G1,
    8.250% 11/15/14                                                4,890            5,128
  Series 1984-G4,
    8.250% 11/15/14                                                5,460            5,726
 MS Claiborne County Pollution Control,
  Middle South Energy, Inc.,
  Series 1984 C,
    9.875% 12/01/14                                                1,250            1,448
 ND Mercer County,
  Basin Electric Power,
  Series 2,
    6.050% 01/01/19                                               10,000           10,350
 NV Humboldt County Pollution Control
  Revenue, Idaho Power Co. Project,
    8.300% 12/20/14                                                1,875            2,257
 NY State Environmental Facilities
  Corporation, Pollution Control, New
  York City Municipal Water Finance Authority:
    Series 2,
    5.750% 06/15/12                                               19,260           20,006
    Series E,
    6.875% 06/15/10                                               15,000           16,706
 NY Suffolk County Water Authority,
    7.375% 06/01/12                                                  180              199
 OK Muskogee,
  Oklahoma Gas and Electric Project,
  Series A,
    7.000% 03/01/17                                                1,300            1,357

                     Investment Portfolio/November 30,1995
 ................................................................................

 TX Brazos River Authority,
  Collateralized Pollution Control Bonds,
  Texas Utilities Electric Co., Series 1989 C,
    8.250% 01/01/19                                            $  13,000       $   14,284
 TX San Antonio,
  Series B,
    6.000% 02/01/14                                               15,355           15,681
 TX San Antonio Electric & Gas Revenue,
  Series 1988,
    8.000% 02/01/16                                                  175              192
 WV Mason County Pollution Control,
  Appalachian Power Co.,
  Series G,
    7.400% 01/01/14                                                  400              440
 WY Sweetwater County, Pollution Control
  Revenue, Idaho Power Company:
   Series A,
    7.625% 12/01/13                                                  350              368
   Series B,
    7.625% 12/01/13                                                  400              420
                                                                                 --------
                                                                                  142,547
                                                                                 --------

 .........................................................................................
PUBLIC ADMINISTRATION - 0.2%
 AK State Industrial Development
   Authority, Series 1986:
    8.625% 04/01/02                                                2,525            2,714
    8.750% 04/01/07                                                2,965            3,191
                                                                                 --------
                                                                                    5,905
                                                                                 --------

 .........................................................................................
PUBLIC FACILITIES IMPROVEMENT - 5.9%
 CA Riverside County Transportation
  Commission, Series A,
    6.500% 06/01/09                                                6,500            7,028
 FL Orange County, Series 1993-B,
    5.375% 01/01/24                                               20,600           20,214
 IL Chicago O'Hare International Airport
  Special Facility, Senior Lien,
  Series A,
    5.000% 01/01/16(c)                                            15,000           14,156
 IL Metropolitan Pier and Exposition
  Authority, McCormick Place Expansion
  Project:
   Series 1992 A:
    (a)   06/15/11                                                20,000            8,500
    6.500% 06/15/27                                                2,500            2,619

                     Investment Portfolio/November 30,1995
 ................................................................................

MUNICIPAL BONDS - CONT.                                              PAR            VALUE
-----------------------------------------------------------------------------------------
PUBLIC FACILITIES IMPROVEMENT - CONT.
 MI Detroit Economic Development,
  District Court Madison Center,
  Series 1984,
    10.625% 02/01/11                                             $ 5,000          $ 5,166
 MN Mille Lacs Capital Improvement
  Infrastructure, Band of Chippewa,
  Series 1992-A,
    9.250% 11/01/12                                                1,485            1,687
 NY State Dormitory Authority:
  Series 1991-A,
    5.625% 05/15/13                                                8,000            7,860
    6.000% 07/01/20                                               27,990           29,094
    9.500% 04/15/14                                                9,000           10,582
 NY State Urban Development:
    5.700% 04/01/10                                               11,225           11,309
    5.750% 04/01/11                                                2,000            2,020
  Correctional Facility:
   Series A:
    6.500% 01/01/10                                               14,595           16,474
    6.500% 01/01/11                                                8,500            9,552
   Series 4,
    5.375% 01/01/23                                               10,000            9,375
   Series 1993 A,
    5.500% 01/01/14                                               10,000            9,787
  State Facilities, Series 1991,
    7.500% 04/01/20                                                4,950            5,748
 NY Urban Development Revenue
  Corporation, Correctional Facilities,
  Series 1993-A,
    5.250% 01/01/21                                               15,000           13,837
 PA Convention Center Authority, Series
  1989-A,
    6.000% 09/01/19                                                5,000            5,463
 PR Commonwealth of Puerto Rico,
  Infrastructure Finance Authority,
  Series 1988-A,
    7.900% 07/01/07                                                2,500            2,747
 SC State Public Service Authority,
  Series C,
    5.000% 01/01/18                                               10,000            9,450
 TN Shelby County, Public Improvement,
  Series 1992-A,
    (a)   05/01/10                                                15,750            6,989

                     Investment Portfolio/November 30,1995
 ................................................................................

 UT West Jordan Industrial Development,
    7.875% 12/15/11                                              $ 2,000         $  2,115
                                                                                 --------
                                                                                  211,772
                                                                                 --------

 .........................................................................................
PUBLIC INFRASTRUCTURE - 5.0%
  AIRPORTS - 2.0%
 CA Los Angeles Regional Airport
  Improvement Corp., Los Angeles
  International Airport:
   Series 1985,
    11.250% 11/01/25                                              10,000           10,544
    Series 1991,
    6.800% 01/01/27                                                1,400            1,442
 CA Los Angeles Transportation Authority,
  Series B,
    5.250% 07/01/23                                               10,000            9,662
 CA Foothill Eastern Transportation
  Corridor Agency, State Toll Road,
   Senior Lien, Series A,
    5.000% 01/01/35                                                4,865            4,081
 CA San Joaquin Hills Transportation
  Corridor Agency:
   Series C,
    (a)   01/01/20                                                 4,600              995
   Senior Lien Road, Series 1993,
    6.750% 01/01/32                                                4,500            4,674
 CO Denver City & County Airport Revenue:
    6.500% 11/15/12                                               10,625           11,741
  Series 1991 A,
    8.750% 11/15/23                                                5,485            6,424
  Series 1992 B,
    7.250% 11/15/23                                                5,500            5,919
  Stapleton International Airport,
  Series 1990 A,
    8.500% 11/15/23                                                5,000            5,694
 FL Hillsborough County Aviation Authority,
  Tampa International Airport,
   Series A,
    6.900% 10/01/11                                                1,500            1,629
 IN Airport Authority,
    7.100% 01/15/17                                                2,000            2,175
 IN Indianapolis Airport Authority,
    9.000% 07/01/15                                                  250              262
 IN Transportation Finance Authority,
  Series A,
    6.750% 11/01/11                                                2,000            2,153
 TX Dallas-Fort Worth Regional Airport,
  Series A,
    7.375% 11/01/11                                                5,000            5,794
                                                                                 --------
                                                                                   73,189
                                                                                 --------

                     Investment Portfolio/November 30,1995
 ................................................................................

MUNICIPAL BONDS - CONT.                                              PAR            VALUE
-----------------------------------------------------------------------------------------
PUBLIC INFRASTRUCTURE - CONT.
  TURNPIKES/TOLL ROADS/BRIDGES - 3.0%
 FL Orlando & Orange County Expressway,
  Series A
    5.125% 07/01/20                                            $  10,455         $  9,893
 FL State Mid-Bay Bridge Authority,
  Series A,
    6.875% 10/01/22                                                2,000            2,350
 MA State Turnpike Authority,
  Series A,
    5.000% 01/01/20                                               30,765           28,881
 NV Clark County Passenger Facility,
  Las Vegas McCarran International Airport,
  Series B,
    6.500% 07/01/12                                                3,000            3,139
 NY State Thruway Authority Service
  Contract, Local Highway
    5.250% 04/01/13                                               10,000            9,388
 NY Triborough Bridge and Tunnel
  Authority, General Purpose:
  Series A:
    5.000% 01/01/24                                               12,000           11,250
    5.200% 01/01/20                                               15,095           14,604
  Series L,
    8.000% 01/01/07                                                  300              328
 TX Harris County:
  Series 1994,
    5.375% 08/15/20                                               16,250           15,925
  Toll Road Revenue,
    5.000% 08/15/16                                               11,000           10,409
                                                                                 --------
                                                                                  106,167
                                                                                 --------

 .........................................................................................
REFUNDED/ESCROW/SPECIAL OBLIGATION(h) - 5.7%
 FL Dade County,
    7.375% 07/01/19                                                  500              562
 FL Jacksonville Electric Authority,
  Series 3-A,
    6.875% 10/01/12                                                1,000            1,054
 FL State Board of Education,
  Public Education,
  Series B,
    7.750% 06/01/16                                                  300              323
 GA State Municipal Electric Authority,
    7.875% 01/01/18                                                  700              716
 IA Ottumwa Hospital Facilities,
  Ottumwa Regional Health Center,
  Series 1985,
    9.625% 11/01/10                                                3,025            3,250

                     Investment Portfolio/November 30,1995
 ................................................................................

 IL Du Pager Water Commission:
  Series 1986,
    7.875% 03/01/11                                             $    375         $    386
  Series 1987,
    6.875% 05/01/14                                                3,775            3,997
 IL Health Facility Authority:
  Lutheran Healthcare Systems,
  Series 1989 B,
    7.375% 04/01/08                                                5,055            5,630
  United Medical Center-Formerly,
  Series 1991:
    8.125% 07/01/06                                                3,175            3,798
    8.375% 07/01/12                                                1,500            1,851
 IL State,
    7.125% 04/01/08                                                1,000            1,031
 IL State Sales Tax:
  Series C,
    6.875% 06/15/15                                                3,500            3,719
  Series N,
    6.900% 06/15/13                                                1,000            1,138
 IN Hamilton County Public Building
  Corp.,
    7.000% 02/01/12                                                2,525            2,819
 IN St. Joseph County Hospital Authority,
  South Bend Memorial Hospital,
    9.400% 06/01/10                                                3,190            4,283
 KY State Turnpike Authority:
  Series A:
    7.250% 05/15/10                                                1,500            1,695
    7.875% 01/01/04                                                  200              209
 KY Trimble County,
  Louisville Gas & Electric Co.,
  Series B,
    6.550% 11/01/20                                                  130              146
 LA State Public Facilities Authority,
  Tulane University,
    6.625% 11/15/21                                                  455              518
 MA Bay Transportation Authority:
  General Transportation System:
   Series 1990-A,
    7.000% 03/01/10                                                1,500            1,658
   Series 1990-B,
    7.800% 03/01/10                                                3,300            3,882
   Series 1991-A,
    7.000% 03/01/11                                                1,000            1,139

                      Investment Portfolio/November 30,1995
 ................................................................................

MUNICIPAL BONDS - CONT.                                              PAR            VALUE
-----------------------------------------------------------------------------------------
REFUNDED/ESCROW/SPECIAL OBLIGATION - CONT.
 MA Boston,
  Boston City Hospital Facilities,
  Series 1990-A,
    7.625% 02/15/21(c)                                         $  12,000        $  13,905
 MA General Obligation Bonds:
  Series 1989 C,
    7.000% 06/01/09                                                  500              554
  Series 1990 C,
    7.000% 12/01/10                                                2,700            3,031
  Series 1991 A,
    7.625% 06/01/08                                                5,000            5,869
 MA State Water Resources Authority,
  Series 1990 A,
    7.625% 04/01/14                                                2,000            2,297
 MI Huron Valley School District,
  Series 1991,
    (a)   05/01/20                                                95,750           20,945
 MN University of Minnesota,
  Series 1986-A,
    7.750% 02/01/10                                                 250              257
 MO State Health and Educational
  Facilities Authority, Series 1988-A,
    7.750% 06/01/16                                               2,000            2,215
 NC Municipal Power Agency,
    5.500% 01/01/13                                              24,430           25,224
 NV State,
  Series A,
    6.800% 07/01/12                                               2,500            2,831
 NY New York City General Obligation,
  Series 1991-D,
    8.000% 08/01/18                                               5,085            6,070
 NY State Dormitory Authority, State
  University of New York:
  Series 1989-B,
    7.250% 05/15/15                                               4,150            4,725
  Series 1990-B,
    7.375% 05/15/14                                               2,790            3,191
 NY Triborough Bridge and Tunnel Authority:
  Series I,
    7.625% 01/01/14                                                 600              614
  Series T,
    7.000% 01/01/11                                                 750              853

                     Investment Portfolio/November 30,1995
 ................................................................................

 PA Lehigh County,
  Healtheast Inc.,
  Series 1987 B,
    9.000% 07/01/15                                              $ 4,000          $ 4,380
 PA Philadelphia Hospital and Higher
  Educational Facilities Authority:
  Children's Hospital Project:
  Series A,
    6.500% 02/15/21                                                1,000            1,122
  MR Project, Series 1986,
    8.625% 08/01/11                                                1,000            1,051
 PA State Industrial Development
  Authority, Economic Development,
  Series A,
    7.000% 01/01/11                                                5,595            6,378
 PA State University:
    6.750% 07/01/09                                                  750              824
    6.750% 07/01/14                                                2,750            3,022
 PA Westmoreland County Municipal
  Authority, Special Obligation, Series
  1985,
    9.125% 07/01/10                                                5,000            6,294
 PA York County Industrial Development
  Authority, Fairview Village
  Associates, Series 1986,
    10.750% 06/01/16                                                 700              743
 SC State Public Service Authority,
  Electric System Expansion Revenue,
  Santee Cooper Project, Series 1986-A,
    8.000% 07/01/19                                                  500              527
 TN Jackson Water and Sewer Revenue,
  Series 1984,
    10.375% 07/01/12                                                 910            1,110
 TN Shelby County, Public Improvement,
  Series 1992-A,
    (a)   05/01/11                                                10,000            4,125
 TX Austin Utilities System Revenue:
  Series A,
    7.800% 11/15/12                                                  200              223
  Series 1985-A,
    9.500% 05/15/15                                                6,000            7,245
  Series 1986,
    7.750% 11/15/12                                                  200              208
 TX Hidalgo County Health Services,
  Mission Hospital Inc.,
  Series A,
    10.250% 02/01/25                                               4,785            6,053

                     Investment Portfolio/November 30,1995
 ................................................................................

MUNICIPAL BONDS - CONT.                                              PAR            VALUE
-----------------------------------------------------------------------------------------
REFUNDED/ESCROW/SPECIAL OBLIGATION - CONT.
 TX Houston Water & Sewer System Revenue,
  Series A,
    7.125% 12/01/16                                              $   850         $    894
 TX San Antonio Water System Revenue,
  Series 1990-A,
    7.350% 05/01/07                                                  525              572
 UT Intermountain Power Agency,
  State Power Supply,
  Series A:
    7.000% 07/01/21                                                1,000            1,109
    7.750% 07/01/17                                                1,000            1,043
 UT Salt Lake City Housing Authority,
  Multi-family Mortgage, Hartland
  Apartments Project, Series 1987-A-B,
    8.875% 12/20/27                                                7,720            8,029
 UT Uintah County Pollution Control,
  Series 1984-F2,
    10.500% 06/15/14                                               6,900            8,927
 WV State's Parkways Economic
  and Tourism Authority, Series 1989,
    7.125% 07/01/19                                                1,990            2,216
                                                                                 --------
                                                                                  202,480
                                                                                 --------

 .........................................................................................
RETAIL TRADE - 0.3%
  HOME FURNISHINGS & EQUIPMENT - 0.1%
 PA Philadelphia Authority for
  Industrial Development, Hechinger
  Company, Series 1983,
    11.375% 12/01/04                                               3,875            4,000
                                                                                 --------
  MISCELLANEOUS RETAIL - 0.2%
 DE Sussex County, Economic Development,
  Rehoboth Mall Project,
    7.250% 10/15/12                                                4,885            5,447
                                                                                 --------

 .........................................................................................
SALES & EXCISE TAX - 1.4%
 CA Los Angeles County Transportation,
 Authority Proposition A, Series 1993 A,
    5.000% 06/01/21                                               42,555           39,683
 NY State Dormitory Authority:
  City University, Series B,
    5.000% 05/15/18                                               12,920           11,612
                                                                                 --------
                                                                                   51,295
                                                                                 --------

                     Investment Portfolio/November 30,1995
 ................................................................................

SERVICES - 0.2%
 AMUSEMENT & RECREATION - 0.1%
 NM Red River Sports Facility, Red
  River Ski Area, Series 1985,
    12.000% 06/01/07                                             $ 3,145          $ 3,204
                                                                                  -------

 HOTELS, CAMPS & LODGING - 0.1%
 MN Burnsville Commercial Development,
 Holiday Inn Project,
    10.600% 06/01/06                                               1,400            1,439
 MN Minneapolis Commercial Development,
  Hometel Associates, Limited,
  Series 1988,
    10.500% 06/01/03                                               1,500            1,518
                                                                                  -------
                                                                                    2,957
                                                                                  -------

 .........................................................................................
SOLID WASTE - 0.8%
 LAND FILL - 0.3%
 WA Walla Walla Public Corp.,
  Ponderosa Fibers Project,
    9.125% 01/01/26                                               10,000           10,438
                                                                                  -------

 MISCELLANEOUS DISPOSAL - 0.2%
 CT State Development Authority,
  Pfizer Inc. Project,
    7.000% 07/01/25                                                3,000            3,398
 MA Boston,
  Industrial Development Financing,
  Solid Waste Disposal,
    10.500% 01/01/11                                               1,500            1,704
 SC Richland County, Solid Waste
  Disposal Facilities Revenue,
  Union Camp Corp.,
    6.750% 05/01/22                                                3,500            3,763
                                                                                  -------
                                                                                    8,865
                                                                                  -------
 RESOURCE RECOVERY - 0.3%
 CO Student Obligation Authority,
   Series II-B,
    6.200% 12/01/08                                                4,000            4,120
 WA Spokane Regional Solid Waste
  Management System, Series 1989-A:
    7.750% 01/01/11                                                3,000            3,304
    7.875% 01/01/07                                                2,500            2,734
                                                                                  -------
                                                                                   10,158
                                                                                  -------

                     Investment Portfolio/November 30,1995
 ................................................................................

MUNICIPAL BONDS - CONT.                                              PAR            VALUE
-----------------------------------------------------------------------------------------
STUDENT LOAN - 0.2%
 LA State Public Facility Authority,
  Series A,
    6.750% 09/01/06                                             $  2,000          $ 2,143
 NM State Educational Assistance
  Foundation,  Series II-A:
    5.400% 12/01/06                                                1,000            1,019
    5.500% 12/01/07                                                1,000            1,019
 VA State Education Loan Guaranteed,
  Senior Series D,
    5.600% 03/01/03                                                3,200            3,296
                                                                                  -------
                                                                                    7,477
                                                                                  -------

 .........................................................................................
TAX ALLOCATION - 4.1%
 AK State Industrial Development
   Authority, Series 1986:
    8.625% 04/01/02                                                  585              630
    8.750% 04/01/07                                                  915              987
 AL Daphine Special Care Facilities
  Financing Authority
  Presbyterian Hospital,
    (a)   07/01/18 (i)                                           200,000           28,250
 AL Selma Special Care Facilities
  Finance Authority, Vaughan Regional
  Medical Center, Series 1987,
    9.400% 06/01/07                                                4,000            4,425
 AL State University Revenue,
   Auburn University,
    7.000% 06/01/12                                                1,000            1,114
 AZ State University:
    6.625% 06/01/09                                                1,000            1,093
    7.300% 06/01/11                                                  500              519
    7.500% 07/01/16                                                  200              208
 CA Los Angeles County Transportation,
  Series 1988 A,
    8.000% 07/01/18                                                3,500            3,903
 CO Mesa County,
    (a)   12/01/11                                                 5,905            2,347
 DC District Columbia Hospital,
  Washington Hospital Center Corp.,
  Series 1990-A:
    8.750% 01/01/15                                               10,000           11,975
    9.000% 01/01/08                                                1,860            2,253
 DE Wilmington, Riverside Hospital,
  Series 1988A,
    10.000% 10/01/03                                                 300              351

                     Investment Portfolio/November 30,1995
 ................................................................................

 HI State Department Budget and Finance,
  RIB (variable rate),
  Series 1993 B,
    6.584% 12/15/23                                            $  10,000        $   9,125
 IL Development Finance Authority,
  City of Marion Project,
  Series 1991,
    9.625% 09/15/21                                                5,755            5,978
 IL Metropolitan Pier and Exposition
  Authority, McCormick Place Expansion
  Project, Series A,
    (a)   06/15/16                                                15,250            4,708
 IL State Sales Tax, Series N,
    6.900% 06/15/09                                                1,000            1,090
 NY State Energy Research and Development
  Authority, Series 1993-B, RIB (variable rate),
    8.295% 04/01/20                                               13,000           14,739
 NY State Local Assistance Corp.,
  Series D,
    5.000% 04/01/23                                               36,425           33,557
 NY State Local Government Assistance
  Corp., Series 1993-C,
    5.500% 04/01/17                                               18,475           18,452
                                                                                 --------
                                                                                  145,704
                                                                                 --------

 .........................................................................................
TRANSPORTATION/COMMUNICATION/ELECTRIC/GAS & SANITATION  - 3.7%
 AIR TRANSPORTATION - 1.3%
 CO Denver City and County Airport,
  Series D,
    7.750% 11/15/21                                               15,000           17,156
 HI State Airport System,
  Series 2,
    7.000% 07/01/18                                                8,770            9,647
 IL Chicago O'Hare International Airport
  Special Facility,
  International Terminal, Series A,
    6.500% 01/01/18                                               17,500           17,981
 TN Memphis-Shelby County, Airport
  Authority Special Facilities, Express
  Airlines I, Inc., Series 1986,
    10.000% 12/01/16                                                 750              764
                                                                                 --------
                                                                                   45,548
                                                                                 --------

                     Investment Portfolio/November 30,1995
 ................................................................................

MUNICIPAL BONDS - CONT.                                              PAR            VALUE
-----------------------------------------------------------------------------------------
TRANSPORTATION/COMMUNICATION/ELECTRIC/GAS & SANITATION  - CONT.
TRANSPORTATION - 2.4%
 IN Indianapolis Local Public
  Improvement Bond Bank,
  United Airlines Maintenance Facility,
    6.700% 01/01/17                                            $   4,000        $   4,270
 NJ State Transportation Trust Fund
  Authority,
  Series B,
    7.000% 06/15/12                                               47,000           56,048
 NY Metro Transportation Authority,
  Series O,
    6.000% 07/01/24                                                5,500            5,672
 NY Port Authority, Series 1992,
    4.750% 01/15/29                                               21,320           18,682
 PA Erie-Western Port Authority,
  Series 1990,
    8.625% 06/15/10                                                1,850            2,007
                                                                                  -------
                                                                                   86,679
                                                                                  -------

 .........................................................................................
UTILITY - 16.6%
 CO-GENERATION - 0.2%
 FL Martin County Industrial
  Development Authority, Indiantown
  Co-Generation Project,
    7.875% 12/15/25                                                7,500            8,569
                                                                                  -------

 INDIVIDUAL POWER PRODUCER - 0.9%
 CA Southern Public Power Authority,
  Power Project Revision,
    5.210% 07/01/12                                               14,200           13,969

 NY State Energy Consolidated Edison,
    7.250% 11/01/24                                                7,000            7,516
 PA Economic Development Finance
  Authority, Colver Project, Series D,
    7.150% 12/01/18                                               10,000           10,563
                                                                                  -------
                                                                                   32,048
                                                                                  -------
 JOINT POWER AUTHORITY - 3.3%
 AZ Salt River Project, Agricultural
  Improvement & Power District
  Electric System:
   Series 1991-A,
    6.625% 01/01/12                                               1,500            1,616
   Series 1993-B,
    5.250% 01/01/19                                              18,500           17,853

                     Investment Portfolio/November 30,1995
 ................................................................................

 CA Los Angeles Department of Water and Power,
    5.250% 11/15/26                                            $   7,000       $    6,702
 CA Southern California Public Power
  Authority, Southern Transmission
  Project, Series 1993,
    5.250% 07/01/20                                               10,000            9,675
 FL State Municipal Power Agency,
  St. Lucie Project,
    5.250% 10/01/21(c)                                            12,000           11,685
 GA State Municipal Electric Authority,
  Series O,
    8.125% 01/01/17                                               10,000           10,900
 MA Municipal Wholesale Electric
  Power Supply System, Series 1994 A,
    5.447% 07/01/16                                               22,900           20,639
 SC Piedmont Municipal Power Agency,
  Electric System:
   Series 1986-A,
    7.250% 01/01/22                                                2,000            2,044
   Series 1988,
    (a)   01/01/13                                                44,455           17,393
   Series 1993,
    5.375% 01/01/25                                               14,055           13,756
 TX State Municipal Power Agency,
    (a)   09/01/13                                                12,440            4,634
                                                                                 --------
                                                                                  116,897
                                                                                 --------
 MUNICIPAL ELECTRIC - 12.2%
 CA Fresno,
  Series 1993 A,
    5.250% 09/01/19                                               10,065            9,876
 CA Los Angeles County Sanitation
  District's Finance Authority,
  Series A,
    5.250% 10/01/19                                               10,000            9,688
 CA Los Angeles Wastewater Systems,
  Series 1993 D,
    5.200% 11/01/21                                               10,000            9,600
 FL Jacksonville Electric Authority,
  St. John's River Power Park System,
  Issue 2 SE,
    5.250% 10/01/21                                               10,750           10,333
 FL Orlando Utilities Commission:
  Series 1993-A,
    5.250% 10/01/23                                             11,525           11,107
  Series 1993-B,
    5.250% 10/01/23                                               14,835           14,297
  RIB (variable rate), Series 1993-B,
    6.838% 10/06/13                                                5,000            5,050

                     Investment Portfolio/November 30,1995
 ................................................................................

MUNICIPAL BONDS - CONT.                                              PAR            VALUE
-----------------------------------------------------------------------------------------
UTILITY - CONT.
 MUNICIPAL ELECTRIC - CONT.
 GA Municipal Electric Authority Power:
  Series 1993 C,
    5.700% 01/01/19                                            $  20,000        $  20,625
  Series O,
    7.400% 01/01/01                                                1,675            1,801
  Series Z,
    5.500% 01/01/20(c)                                            39,000           39,439
 IL State Development Finance Authority,
  Commonwealth Edison Co. Project:
  Series D,
    6.750% 03/01/15                                                3,400            3,727
  Series 1991,
    7.250% 06/01/11                                                5,625            6,089
 IN Sullivan Pollution Control, Merom
  Station, Hoosier Energy Rural Electric
  Power Loop, Inc., Series 1991,
    7.100% 04/01/19                                               10,000           10,863
 KY Jefferson County Pollution Control
  Revenue, Louisville Gas and Electric Co.,
  Series A,
    7.450% 06/15/15                                                  750              834
 KY Trimble County,
  Louisville Gas and Electric Co.,
  Series B,
    6.550% 11/01/20                                                  870              936
 NE Omaha Public Power System, Electric
  System, Series 1993-C,
    5.500% 02/01/14                                               20,000           20,300
 NV Clark County Industrial Development,
  Nevada Power Company, Series 1990,
    7.800% 06/01/20                                                4,250            4,861
 NY State Energy Research and
  Development Authority,
  Consolidated Edison Co.:
    6.750% 01/15/27                                                4,265            4,489
    7.500% 01/01/26                                                4,250            4,680
  Edison Project,
    5.250% 08/15/20                                               23,500           22,413
  Rochester Gas and Electric Project, Series B,
    6.500% 05/15/32                                                7,800            8,151
 NY State Power Authority,
  Series V,
    8.000% 01/01/17                                                  400              439

                     Investment Portfolio/November 30,1995
 ................................................................................

 OH State Air Quality Development Authority,
  Ohio Power Co. Project,
  Series B,
    7.400% 08/01/09                                              $     450        $    485
 SC State Public Service Authority:
  Series C,
    5.125% 01/01/21                                                23,300           22,193
  Series 1986-C,
    7.300% 07/01/21                                                 1,950            2,028
  Series 1993 C:
    5.000% 01/01/25                                                10,000            9,313
    5.125% 01/01/32                                                27,150           25,250
 SD Heartland Consumer's Power District,
  Series 1992,
    6.000% 01/01/12                                                 3,650            3,896
 TX Austin Utilities System Revenue,
    6.750% 05/15/12(c)                                              3,500            3,741
 TX Brazos River Authority,
  Houston Light and Power Co.,
  Series A:
    6.700% 03/01/17                                                12,140           13,354
    7.625% 05/01/19                                                   900              992
 TX Brownsville,  Series 1995,
    5.250% 09/01/15                                                 7,345            7,152
 TX San Antonio Electric and Gas System,
  Series 1989-A,
    (a)   02/01/05                                                  5,850            3,729
    5.000% 02/01/12                                                25,000           24,313
 TX State Municipal Power Agency,
    5.000% 09/01/11                                                17,675           16,902
 UT Intermountain Power Agency,
  State Power Supply:
  Series A,
    (a)   07/01/17                                                19,000            5,629
  Series B,
    7.625% 07/01/08                                                  100              109
 VA Alexandria Industrial Development
  Authority, Potomac Electric Project,
    5.375% 02/15/24                                               24,250           23,250
 WA Chelan County Public Utilities
  District Number 001 Consolidate,
  Series 1989-A Division I,
    7.750% 07/01/21                                                 4,500            4,967
 WA State Public Power Linked Aces,
    5.400% 07/01/12                                                14,000           13,230

                     Investment Portfolio/November 30,1995
 ................................................................................

MUNICIPAL BONDS - CONT.                                              PAR            VALUE
-----------------------------------------------------------------------------------------
UTILITY - CONT.
 MUNICIPAL ELECTRIC - CONT.
 WA State Public Power Supply, Series B,
    5.625% 07/01/12                                            $  13,030       $   12,835
 WA Tacoma Electric System:
  RIB (variable rate):
    6.514% 01/02/15                                               12,000           12,720
    8.790% 01/02/15                                               10,000           11,238
                                                                                 --------
                                                                                  436,924
                                                                                 --------

 .........................................................................................
WATER & SEWER - 8.4%
 FL Orlando Utilities Commission, Series A,
    5.000% 10/01/20                                               15,000           13,969
 FL Reedy Creek Improvement District,
  Series 1,
    5.000% 10/01/19                                               23,190           21,886
 GA De Kalb County Water & Sewer
  Redevelopment, Series 1993,
    5.250% 10/01/23                                               30,905           29,939
 ID State Water Resource Board,
  Boise Water Corporation Series 1991,
    7.250% 12/01/21                                                6,000            6,533
 IL Southwestern Illinois Development
  Authority, Sewer Facilities, Monsanto
  Company, Series 1991,
    7.300% 07/15/15                                                3,000            3,431
 LA Public Facility Belmont Water,
  Authority,
    9.000% 03/15/24                                                1,460            1,538
 MA State Water Resources Authority:
  Series B:
    5.000% 03/01/22                                               36,200           33,847
    5.250% 03/01/13                                               12,500           12,188
  Series C:
    4.750% 12/01/23                                               15,680           14,014
    5.250% 12/01/15                                               24,825           24,297
 MS Five Lakes Utility District,
    8.250% 07/15/24                                                  760              789
 NJ Union County Utilities Authority,
  Solid Waste System, Series 1991-A,
    7.200% 06/15/14                                                8,350            8,872

                     Investment Portfolio/November 30,1995
 ................................................................................

 NY New York City Municipal Water
  Finance Authority, Water and Sewer System:
   Series 1986-A,
    6.000% 06/15/25                                            $  16,000       $   16,500
   Series 1991 C,
    5.500% 06/15/15                                                   10               10
   Series 1992-C,
    6.500% 06/15/21                                                7,955            8,243
   Series 1994-B,
    5.375% 06/15/19                                               10,350           10,156
 NY State Energy Research and
  Development Authority,
    6.100% 05/15/20                                                5,000            5,225
 NY Suffolk County Water Authority,
    7.375% 06/01/12                                                   20               22
 TN Jackson Water and Sewer Revenue,
  Series 1984,
    10.375% 07/01/12                                               1,090            1,315
 TX Coastal Industrial Water Authority,
  Bayport Water System, Series 1978,
    7.000% 12/15/03                                                2,400            2,400
 TX Houston Water and Sewer System Revenue:
  1991-B,
    6.750% 12/01/08                                                2,155            2,354
  1992-B:
    5.000% 12/01/18                                               24,755           22,929
    6.375% 12/01/14                                               17,000           18,020
  1992-C,
    (a)   12/01/12                                                32,000           12,400
  1995-A,
    6.200% 12/01/20                                                8,700            9,135

 UT Associated Municipal Power System,
  Hunter Project, Series A,
    5.500% 07/01/12                                                8,000            7,999
 VA Roanoke County Water System,
    5.000% 07/01/21                                               10,000            9,363
 WA Seattle Water System,
    5.250% 12/01/23                                                5,000            4,800
                                                                               ----------
                                                                                  302,174
                                                                               ----------

 TOTAL MUNICIPAL BONDS (cost of $3,273,766)                                     3,516,158
                                                                               ----------

INVESTMENT PORTFOLIO/NOVEMBER 30, 1995
--------------------------------------------------------------------------------

OPTIONS - 0.0%                                            CONTRACTS      VALUE
--------------------------------------------------------------------------------
December 1995 Municipal Bond Puts,
Strike price 116, expiration 12-19-95, (cost of $798)      100,000    $      516
--------------------------------------------------------------------------------

TOTAL INVESTMENTS - 98.2% (cost of $3,274,564)(j)                      3,516,674
                                                                      ----------
OTHER ASSETS & LIABILITIES, NET- 1.8%                                     63,343
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                   $3,580,017
                                                                      ==========

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a)   Zero coupon bond.
(b) This security has been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement time.
(c) These securities, or a portion thereof, with a total market value of $129,903 are being used to collateralize open futures contracts.
(d)   Non-income producing.
(e) This is a restricted security which was acquired on April 2, 1990 at a cost of $320. This security represents 0.0% of the Fund's net assets at November 30, 1995.
(f) Security is exempt from registration under rule 144-A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At year end, the value of these securities amounted to $73,028 or 2.0% of net assets.
(g) Accrued interest accumulates in the value of the security and is payable at redemption.
(h) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
(i) This security is being used to collateralize the delayed delivery purchases indicated in note (b) above.
(j)   Cost for federal income tax purposes is $3,275,991.

                     Acronym                        Name
                     -------                        ----
                       RIB                 Residual Interest Bond

Short futures contracts open at November 30, 1995:

                      Par value                                      Unrealized
                      covered by              Expiration            depreciation
  Type                contracts               month                  at 11/30/95
--------------------------------------------------------------------------------
  Municipal bond      $ 84,000                  March                 $  6,020


See notes to financial statements.

STATEMENT OF ASSETS & LIABILITIES
NOVEMBER 30, 1995

(In thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $3,274,564) ......................................  $3,516,674

Receivable for:
  Interest ................................................    $67,444
  Investments sold ........................................     38,470
  Fund shares sold ........................................        886
  Other ...................................................         88            106,888
                                                               -------         ----------
    Total Assets ............................................................   3,623,562

LIABILITIES
Payable for:
  Investments purchased ...................................     19,874
  Distributions ...........................................     16,425
  Fund shares repurchased .................................      3,575
  Variation margin on futures .............................        630
Payable to custodian bank .................................       2,867
Accrued:
  Management fee ..........................................         16
  Deferred Trustees fees ..................................         17
  Other ...................................................        141
                                                               -------
    Total Liabilities .......................................................      43,545
                                                                               ----------

NET ASSETS ..................................................................  $3,580,017
                                                                               ----------
Net asset value & redemption price per share -
Class A ($3,110,773/226,745) ................................................      $13.72
                                                                               ==========
Maximum offering price per share - Class A
($13.72/0.9525) .............................................................      $14.40  (a)
                                                                               ----------
Net asset value & offering price per share -
Class B ($469,244/34,196) ...................................................      $13.72  (b)
                                                                               ==========
COMPOSITION OF NET ASSETS
Capital paid in .............................................................  $3,423,001
Undistributed net investment income .........................................       2,504
Accumulated net realized loss ...............................................     (81,578)
Net unrealized appreciation (depreciation) on:
  Investments ...............................................................     242,110
  Open futures contracts ....................................................      (6,020)
                                                                               ----------
                                                                               $3,580,017
                                                                               ==========

(a)  On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


See notes to financial statements.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 1995

(in thousands)

INVESTMENT INCOME
Interest ............................................................................  $239,927

EXPENSES
Management fee .................................................     $19,170
Service fee ....................................................       8,770
Distribution fee - Class B .....................................       3,436
Transfer agent .................................................       5,668
Bookkeeping fee ................................................         765
Trustees fee ...................................................         142
Custodian fee ..................................................         167
Audit fee ......................................................          89
Legal fee ......................................................         306
Registration fee ...............................................          55
Reports to shareholders ........................................          46
Other ..........................................................         208             38,822
                                                                     -------           --------
       Net Investment Income ........................................................   201,105
                                                                                       ========
NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
Investments ....................................................      26,341
Closed futures contracts .......................................     (43,520)
                                                                    --------
      Net realized loss .............................................................   (17,179)

Net unrealized appreciation (depreciation)
during the period on:
Investments ....................................................      429,047
Open futures contracts .........................................       (5,640)
                                                                     --------
      Net Unrealized Gain ...........................................................   423,407
                                                                                       --------
            Net Gain ................................................................   406,228
                                                                                       --------
Net Increase in Net Assets from Operations ..........................................  $607,333
                                                                                       ========


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS


                                                                      Year ended
(in thousands)                                                        November 30
                                                            -----------------------------
INCREASE (DECREASE) IN NET ASSETS                               1995               1994
Operations:
Net investment income ...............................       $  201,105          $ 216,397
Net realized loss ...................................          (17,179)           (59,241)
Net unrealized appreciation (depreciation) ..........          423,407           (420,951)
                                                            ----------          ---------
    Net Increase (Decrease) from Operations .........          607,333           (263,795)
Distributions:
From net investment income - Class A ................         (177,765)          (190,943)
From net investment income - Class B ................          (23,492)           (24,339)
                                                            ----------          ---------
                                                               406,076           (479,077)
                                                            ----------          ---------
Fund Share Transactions:
Receipts for shares sold - Class A ..................          395,136            325,549
Receipts for shares issued in the acquisition
 of Liberty Financial Tax-Free Bond Fund ............          224,575             ----
Value of distributions reinvested - Class A .........           98,351            107,226
Cost of shares repurchased - Class A ................         (817,386)          (515,463)
                                                            ----------          ---------
                                                               (99,324)           (82,688)
                                                            ----------          ---------
Receipts for shares sold - Class B ..................           34,958            122,043
Value of distributions reinvested - Class B .........           13,028             13,678
Cost of shares repurchased - Class B ................          (72,909)           (62,729)
                                                            ----------          ---------
                                                               (24,923)            72,992
                                                            ----------          ---------
    Net Decrease from
       Fund Share Transactions ......................         (124,247)            (9,696)
                                                            ----------          ---------
        Total Increase (Decrease) ...................          281,829           (488,773)

NET ASSETS
Beginning of period .................................        3,298,188          3,786,961
                                                            ----------          ---------
End of period (including undistributed net
  investment income of $2,504 and $1,059,
  respectively) .....................................       $3,580,017         $3,298,188
                                                            ==========         ==========
NUMBER OF FUND SHARES
Sold - Class A ......................................           30,093             24,361
Issued in the acquisition of Liberty
 Financial Tax-Free Bond Fund .......................           17,000             ----
Issued for distributions reinvested - Class A .......            7,510              8,084
Repurchased - Class A ...............................          (62,434)           (39,148)
                                                            ----------          ---------
                                                                (7,831)            (6,703)
                                                            ----------          ---------
Sold - Class B ......................................            2,673              9,017
Issued for distributions reinvested - Class B .......              996              1,033
Repurchased - Class B ...............................           (5,573)            (4,820)
                                                            ----------          ---------
                                                                (1,904)             5,230
                                                            ----------          ---------


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1995

NOTE 1. ACCOUNTING POLICIES
ORGANIZATION: Colonial Tax-Exempt Fund (the Fund), a series of Colonial Trust IV, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund may issue an unlimited number of shares. The Fund offers Class A shares sold with a front-end sales charge and Class B shares which are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements and conform to generally accepted accounting principles.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B distribution fee), realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the annualized distribution fee applicable to Class B shares only.

FEDERAL INCOME TAXES: Consistent with the Fund' policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

NOTES TO FINANCIAL STATEMENTS/NOVEMBER 30, 1995

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

--------------------------------------------------------------------------------
NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each Fund's pro rata portion of the combined average net assets of the Fund, Colonial Tax-Exempt Insured Fund and Colonial High Yield Municipal Fund as follows:

          Average Net Assets                          Annual Fee Rate
          ------------------                          ---------------
          First $1 billion..........................       0.60%
          Next  $2 billion..........................       0.55%
          Next  $1 billion..........................       0.50%
          Over  $4 billion..........................       0.45%

Effective July, 1, 1995 the management fee applicable to the Fund was reduced by 0.05% annually of the average net assets of the Fund between $2 billion and $3 billion.

In addition, a further reduction will be made based on the following schedule:

                                                       Cumulative Annualized
          Effective Date                                      Reduction
          --------------                               ---------------------
          January 1, 1996...........................            0.01%
          April 1, 1996.............................            0.02%
          July 1, 1996..............................            0.03%
          October 1, 1996...........................            0.04%

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus a percentage of the Funds average net assets as follows:


          Average Net Assets                          Annual Fee Rate
          ------------------                          ---------------
          First $50 million.........................     No charge
          Next  $950 million........................       0.035%
          Next  $1 billion..........................       0.025%
          Next  $1 billion..........................       0.015%
          Over  $3 billion..........................       0.001%

NOTES TO FINANCIAL STATEMENTS/NOVEMBER 30, 1995

NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES - CONT.
TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.14% annually of the Funds average net assets and receives a reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Funds principal underwriter. During the year ended November 30, 1995, the Fund has been advised that the Distributor retained net underwriting discounts of $242,944 on sales of the Funds Class A shares and received contingent deferredred sales charges (CDSC) of $1,471,600 on Class B share redemptions.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B shares.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

--------------------------------------------------------------------------------
NOTE 3.  PORTFOLIO INFORMATION
INVESTMENT ACTIVITY: During the year ended November 30, 1995, purchases and sales of investments, other than short-term obligations, were $1,398,255,135 and $1,804,419,689, respectively.

Unrealized appreciation (depreciation) at November 30, 1995, based on cost of investments for federal income tax purposes was:

                 Gross unrealized appreciation...  $ 270,462,739
                 Gross unrealized depreciation...    (29,780,191)
                                                   -------------
                   Net unrealized appreciation...  $ 240,682,548
                                                   =============

CAPITAL LOSS CARRYFORWARDS:   At November 30, 1995, capital loss carryforwards
available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                  Year of                      Capital loss
                 expiration                    carryforward
                 ----------                    ------------
                    1999...................    $ 3,641,000
                    2001...................      1,897,000
                    2002...................     61,394,000
                    2003...................      4,486,000
                                               -----------
                                               $71,418,000
                                               ===========

NOTES TO FINANCIAL STATEMENTS/NOVEMBER 30, 1995

Of the loss carryforwards expiring in 2001 and 2002, $1,897,000 and $3,200,000, respectively, were acquired in the merger with Liberty Financial Tax-Free Bond Fund. Their availability may be limited in a given year.

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: The Fund has greater than 10% of its net assets at November 30, 1995 invested in New York.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may invest in municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the mangement of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recognized in the Fund's Statement of Assets and Liabilities at any given time.
--------------------------------------------------------------------------------
NOTE 4.  MERGER INFORMATION
On March 24, 1995 Liberty Financial Tax-Free Bond Fund (LFTFBF) was merged into the Fund by a non-taxable exchange of 17,000,007 Class A shares of the Fund (value at $224,575,100) for 21,866,611 of LFTFBF shares then outstanding. The assets of LFTFBF acquired included unrealized appreciation of $7,546,857. The aggregate net assets of the Fund and LFTFBF immediately after the merger were $3,663,697,413.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:


                                                         YEAR ENDED NOVEMBER 30
                                        ----------------------------------------------------------
                                                 1995                            1994
                                         CLASS A         CLASS B         CLASS A         CLASS B
                                        ---------       ---------       ---------       ---------
Net asset value --
  Beginning of period ..............    $  12.180       $  12.180       $  13.920       $  13.920
                                        ---------       ---------       ---------       ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..............        0.771           0.673           0.795           0.695
Net realized and unrealized
  gain (loss) ......................        1.535           1.535          (1.744)         (1.744)
                                        ---------       ---------       ---------       ---------
    Total from Investment
       Operations ..................        2.306           2.208          (0.949)         (1.049)
                                        ---------       ---------       ---------       ---------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS:
From net investment income .........      (0.766)         (0.668)         (0.791)         (0.691)
From capital paid in ...............        ----            ----            ----            ----
                                        ---------       ---------       ---------       ---------
Total from distributions
  declared to shareholders .........      (0.766)         (0.668)         (0.791)         (0.691)
                                        ---------       ---------       ---------       ---------
Net asset value --
  End of period ....................   $  13.720       $  13.720       $  12.180       $  12.180
                                        ---------       ---------       ---------       ---------
Total return (b) ...................       19.35%          18.47%          (7.08%)         (7.78%)
                                        ---------       ---------       ---------       ---------
RATIOS TO AVERAGE NET ASSETS
Expenses ...........................        1.01%(c)        1.76%(c)        1.01%           1.76%
Net investment income ..............        5.82%(c)        5.07%(c)        6.00%           5.25%
Portfolio turnover .................          41%             41%             56%             56%
Net assets at end of period
  (in millions) ....................   $   3,111       $     469       $   2,858       $     440


(a) Class B shares were initially offered on May 5, 1992. Per share amounts reflect activity from that date.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior year ratios are net of benefits received, if any.
(d)  Not annualized.
(e)  Annualized.
(f) Because of differences between book and tax basis accounting, there was no return of capital for federal income tax purposes.


                             YEAR ENDED NOVEMBER 30
-------------------------------------------------------------------------------
          1993                        1992                        1991
CLASS A         CLASS B      CLASS A        CLASS B(a)          CLASS A
-------         -------      -------        ----------          --------
$13.480         $13.480      $13.190          $13.230            $12.890
-------         -------      -------          -------            -------

  0.842           0.740        0.913            0.462              0.955

  0.451           0.451        0.277            0.248              0.305
-------         -------      -------          -------            -------

  1.293           1.191        1.190            0.710              1.260
-------         -------      -------          -------            -------

 (0.853)         (0.751)      (0.900)          (0.460)            (0.955)
  ----            ----          ----            ----              (0.005)(f)
-------         -------      -------           ------            -------

 (0.853)         (0.751)      (0.900)          (0.460)            (0.960)
-------         -------      -------          -------            -------

$13.920         $13.920      $13.480          $13.480            $13.190
-------         -------      -------          -------            -------
  9.80%           9.00%        9.29%            9.29% (d)          10.12%
-------         -------      -------          -------            --------

  1.02%           1.77%        1.05%            1.80% (e)           1.03%
  6.06%           5.31%        6.81%            6.06% (e)           7.29%
    28%             28%          14%              14%                 10%

$ 3,357         $   430      $ 2,899          $   137             $ 2,486

-----------------------------------------------------------------------------

Federal income tax information (unaudited)
All of the distributions will be treated as exempt income for federal income tax purposes.

                  REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES OF COLONIAL TRUST IV AND SHAREHOLDERS OF
   COLONIAL TAX-EXEMPT FUND

     In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Tax-Exempt Fund (a series of Colonial Trust IV) at November 30, 1995, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at November 30, 1995 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP
--------------------
PRICE WATERHOUSE LLP
Boston, Massachusetts
January 12, 1996



                        COLONIAL TRUST IV
                      Cross Reference Sheet
                Colonial Tax-Exempt Insured Fund
                ---------------------------------

                             Location or Caption in Statement
Item Number of Form N-1A     of Additional Information

Part B

    10.                      Cover Page
    11.                      Table of Contents
    12.                      Not Applicable
    13.                      Investment Objective and
                             Policies; Fundamental Investment
                             Policies; Other Investment
                             Policies; Miscellaneous
                             Investment Practices; Portfolio
                             Turnover
    14.                      Fund Charges and Expenses;
                             Management of the Colonial Funds
    15.                      Fund Charges and Expenses
    16.                      Fund Charges and Expenses;
                             Management of the Colonial Funds
    17.                      Fund Charges and Expenses;
                             Management of the Colonial Funds
    18.                      Shareholder Meetings
    19. How to Buy Shares; Determination of Net Asset Value; Suspension of Redemptions; Special Purchase
                             Programs/Investor Services;
                             Programs for Reducing or
                             Eliminating Sales Charge; How to
                             Sell Shares; How to Exchange
                             Shares
    20.                      Taxes
    21.                      Fund Charges and Expenses;
                             Management of the Colonial Funds
    22.                      Fund Charges and Expenses;
                             Investment Performance;
                             Performance Measures
    23.                      Independent Accountants



                        COLONIAL TAX-EXEMPT INSURED FUND
                       Statement of Additional Information

                                 March 29, 1996



This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Colonial Tax-Exempt Insured Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated March 29, 1996. This SAI should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus from Colonial Investment Services, Inc., One Financial Center, Boston, MA 02111-2621.


Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the Colonial funds generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.

TABLE OF CONTENTS

      Part 1                                                       Page


      Definitions
      Investment Objectives and Policies
      Fundamental Investment Policies
      Other Investment Policies
      Portfolio Turnover
      Fund Charges and Expenses
      Investment Performance
      Custodian
      Independent Accountants


      Part 2

      Miscellaneous Investment Practices
      Taxes
      Management of the Colonial Funds
      Determination of Net Asset Value
      How to Buy Shares
      Special Purchase Programs/Investor Services
      Programs for Reducing or Eliminating Sales Charges
      How to Sell Shares
      Distributions
      How to Exchange Shares
      Suspension of Redemptions
      Shareholder Meetings
      Performance Measures
      Appendix I
      Appendix II





TI--0396


                                     Part 1

                        COLONIAL TAX-EXEMPT INSURED FUND
                       Statement of Additional Information

                                 March 29, 1996


DEFINITIONS


    "Fund"     Colonial Tax-Exempt Insured Fund
    "Trust"    Colonial Trust IV
    "Adviser"  Colonial Management Associates, Inc., the Fund's investment adviser
    "CISI"     Colonial Investment Services, Inc., the Fund's distributor
    "CISC"     Colonial Investors Service Center,  Inc., the Fund's shareholder services and transfer agent


INVESTMENT OBJECTIVES AND POLICIES

The Fund's Prospectus  describes the Fund's investment  objectives and policies.
Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that are described or referred to in the Prospectus:



           Forward Commitments
           Repurchase Agreements
           Options on Securities
           Futures Contracts and Related Options


Except as described below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES
The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act diversification requirement, an issuer is the entity whose revenues support the security.

The Fund may:

1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;
2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;
3.   Invest up to 10% of net assets in illiquid assets ;
4. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;
5. Underwrite securities issued by others only when disposing of portfolio securities;
6. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;
7. Not concentrate more than 25% of its total assets in any one industry or, with respect to 75% of net assets, purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchases, the Fund would own more than 10% of the outstanding voting shares of such issuer; and
8. Will, under normal circumstances, invest at least 80% of its total assets in tax-exempt securities.

OTHER INVESTMENT POLICIES
As  non-fundamental   investment   policies  which  may  be  changed  without  a
shareholder vote, the Fund may not:


1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;
2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities;
3. Own securities of any company if the Trust knows that officers and Trustees of the Trust or officers and directors of the Adviser who individually own more than 0.5% of such securities together own more than 5% of such securities;
4. Invest in interests in oil, gas or other mineral exploration or development programs, including leases;
5. Purchase any security resulting in the Fund having more than 5% of its total assets invested in securities of companies (including predecessors) less than three years old;
6.   Pledge more than 33% of its total assets;
7. Purchase any security if, as a result of such purchase, more than 10% of its total assets would be invested in securities which are restricted as to disposition; and
8. Purchase or sell real estate (including limited partnership interests) although it may purchase and sell (a) securities which are secured by real estate and (b) securities of companies which invest or deal in real estate; provided, however, that nothing in this restriction shall limit the Fund's ability to acquire or take possession of or sell real estate which it has obtained as a result of enforcement of its rights and remedies in connection with securities it is otherwise permitted to acquire.
9. Invest in warrants if, immediately after giving effect to any such investment, the Fund's aggregate investment in warrants, valued at the lower of cost or market, would exceed 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed in the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the Fund in units or attached to securities will be deemed to be without value.



PORTFOLIO TURNOVER

                    Year ended November 30

                   1995                 1994
                   ----                 ----
                    31%                  36%


FUND CHARGES AND EXPENSES

Under the Fund's management agreement, the Trust pays the Adviser a monthly fee based on the average daily net assets allocated among the Fund, the Colonial Tax-Exempt Fund and the Colonial High Yield Municipal Fund at the following annual rates: 0.60% on the first $1 billion, 0.55% of the next $2 billion, 0.50% of the next $1 billion and 0.45% of any excess over $4 billion.



Recent Fees paid to the Adviser, CISI and CISC (dollars in thousands)


                                              Year ended November 30
                                              ----------------------
                                            1995       1994      1993
                                            ----       ----      ----
Management fee                             $1,544     $1,506    $1,469
Bookkeeping fee                               108        106       103
Shareholder service and transfer agent fee    452        436       424
12b-1 fees:
  Service fee                                 699        685       666
  Distribution fee (Class B)                  364        372       239






Brokerage Commissions(dollars in thousands)



                             Year ended November 30
                                 1995 1994 1993
Total commissions                          $7          $2         $0
Directed transactions (a )                  0           0          0
Commissions on directed transactions        0           0          0



(a) See "Management of the Colonial Funds - Portfolio Transactions Brokerage and Research Services" in Part 2 of this SAI.


Trustees Fees

For the fiscal year ended November 30, 1995 and the calendar year ended December 31, 1995 , the Trustees received the following compensation for serving as
Trustees:




                                                                                           Total Compensation
                           Aggregate                                                       From Trust And
                           Compensation         Pension Or                                 Fund Complex Paid To
                           From Fund For The    Retirement Benefits    Estimated Annual    The Trustees For The
                           Fiscal Year Ended    Accrued As Part Of     Benefits Upon       Calendar Year Ended
Trustee                    November 30, 1995    Fund Expense           Retirement          December 31, 1995(b)
-------                    -----------------    ------------           ----------          --------------------
Robert J. Birnbaum (c)     $1,403               -----                  -----                $ 71,250
Tom Bleasdale               2,154(d )           -----                  -----                  98,000 (e )
Lora S. Collins             1,998               -----                  -----                  91,000
James E. Grinnell (c)       1,405                                                             71,250
William D. Ireland, Jr.     2,478               -----                  -----                 113,000
Richard W. Lowry (c)        1,402                                                             71,250
William E. Mayer            1,999               -----                  -----                  91,000
James L. Moody, Jr.         2,240 (f )          -----                  -----                  94,500 (g )
John J. Neuhauser           1,999               -----                  -----                  91,000
George L. Shinn             2,256               -----                  -----                 102,500
Robert L. Sullivan          2,219               -----                  -----                 101,000
Sinclair Weeks, Jr.         2,459               -----                  -----                 112,000



(b) At December 31, 1995, the Colonial Funds complex consisted of 33 open-end and 5 closed-end management investment company portfolios.
(c)  Elected as a Trustee of the Colonial Funds complex on April 21, 1995.
(d)  Includes $1,075 payable in later years as deferred compensation.
(e)  Includes $49,000 payable in later years as deferred compensation.
(f)  Includes $1,580 payable in later years as deferred compensation.
(g) Total compensation of $94,500 for the calendar year ended December 31, 1995 will be payable in later years as deferred compensation.



The following table sets forth the amount of compensation paid to Messrs. Birnbaum, Grinnell and Lowry in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (formerly known as The Charles Allmon Trust, Inc.) (together, Liberty Funds I) for service during the calendar year ended December 31, 1995, and of Liberty Financial Trust (now known as Colonial Trust VII) and LFC Utilities Trust (together, Liberty Funds II) for the period January 1, 1995 through March 26, 1995 (h):



                           Total Compensation           Total Compensation
                           From Liberty Funds II For    From Liberty Funds I For
                           The Period January 1, 1995   The Calendar Year Ended
Trustee                    through March 26, 1995       December 31, 1995 (i )
-------                    ----------------------       ----------------------
Robert J. Birnbaum           $2,900                       $16,675
James E. Grinnell             2,900                        22,900
Richard W. Lowry              2,900                        26,250 (j)



(h) On March 27, 1995, four of the portfolios in the Liberty Financial Trust (now known as Colonial Trust VII) were merged into existing Colonial funds and a fifth was reorganized into a new portfolio of Colonial Trust III. Prior to their election as Trustees of the Colonial Funds, Messrs. Birnbaum, Grinnell and Lowry served as Trustees of Liberty Funds II; they continue to serve as Trustees or Directors of Liberty Funds I.
(i) At December 31, 1995, the Liberty Funds I were advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (an intermediate parent of the Adviser).
(j) Includes $3,500 paid to Mr. Lowry for service as Trustee of Liberty Newport World Portfolio (formerly known as Liberty All-Star World Portfolio) (Liberty Newport) during the calendar year ended December 31, 1995. At
     December 31, 1995, Liberty Newport was managed by Newport Pacific Management, Inc. and Stein Roe & Farnham Incorporated, each an affiliate of the Adviser.





Ownership of the Fund


At February 29, 1996, the officers and Trustees of the Fund as a group owned less than 1% of the outstanding shares of the Fund.



At March 18, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Attn: Book Entry, Mutual Fund Operations, 4800 Deer Lake Drive, E. 3rd Floor, Jacksonville, FL 32216 owned 5.35% of the Fund's outstanding Class A shares.



At February 29, 1996, there were 6,088 Class A and 1,182 Class B shareholders.



Sales Charges (dollars in thousands)


                                                          Class A Shares

                                                       Year ended November 30
                                                     1995      1994      1993

Aggregate initial sales charges on Fund share sales  $214      $384     $1,132
Initial sales charges retained by CISI



                                                    Class B Shares
                                                 Year ended November 30

                                                1995     1994      1993
                                                ----     ----      ----

Aggregate contingent deferred sales charges
(CDSC) on Fund redemptions retained by CISI    $161      $187      $66



12b-1 Plans, CDSC and Conversion of Shares
The Fund offers two classes of shares - Class A and Class B. The Fund may in the future offer other classes of shares. The Trustees have approved 12b-1 Plans pursuant to Rule 12b-1 under the Act. Under the Plans, the Fund pays CISI a service fee at an annual rate of 0.25% of average net assets attributed to each class of shares and a distribution fee at the annual rate of 0.75% of average net assets attributed to Class B shares. CISI may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CISI's expenses, CISI may realize a profit from the fees.


The Plans authorize any other payments by the Fund to CISI and its affiliates (including the Adviser) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.


The Trustees believe the Plans could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plans. The Plans may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plans must be approved by the Trustees in the manner provided in the foregoing sentence. The Plans may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plans will only be effective if the selection and nomination of the Trustees who are non-interested Trustees of the Trust is effected by such non-interested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value subject to a CDSC if redeemed within six years after purchase. The CDSCs are described in the Prospectus.

No CDSC will be imposed on shares derived from reinvestment of distributions or on amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.


Approximately eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.



Sales-related expenses (dollars in thousands) of CISI relating to the Fund for the fiscal year ended November 30, 1995, were:


                                                 Class A Shares  Class B Shares

    Fees to FSFs                                    $558             $232
    Cost of sales material relating to the Fund
      (including printing and mailing expenses)       41               15
    Allocated travel, entertainment and other
      promotional expenses (including advertising)    40               20


INVESTMENT PERFORMANCE

The Fund's Class A and Class B yields for the month ended November 30, 1995, were:


             Class A Shares                         Class B Shares
                        Tax-equivalent                         Tax-equivalent
      Yield                 Yield              Yield               Yield

      4.28%                  7.09%             3.74%                6.19%



The Fund's average annual total returns at November 30, 1995, were:



                                                 Class A Shares
                                     1 year          5 years        10 years
                                     ------          -------        --------

     With sales charge of 4.75%      12.91%           6.72%          7.72%
     Without sales charge            18.55%           7.77%          8.25%



                                            Class B Shares
                                                       Since inception
                                1 year                5/5/92 to 11/30/95
     With applicable CDSC       12.68%(5.00% CDSC)       5.80%(3.00% CDSC)
     Without CDSC               17.68%                   6.52%



The Fund's Class A and Class B distribution rates at November 30, 1995, which are based on the most recent month's distribution, annualized, and maximum offering price at the end of the month, were 4.68% and 4.18%, respectively.


See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN

UMB, n.a. is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.


INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP are the Fund's independent accountants providing audit and tax return preparation services and assistance and consultation in connection with the review of various SEC filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the schedule of financial highlights in the Prospectus has been so included, in reliance upon the report of Price Waterhouse LLP given on the authority of said firm as experts in accounting and auditing.


The financial statements and Report of Independent Accountants appearing on pages 6 through 27 of the November 30, 1995 Annual Report are incorporated in this SAI by reference.

INVESTMENT PORTFOLIO/NOVEMBER 30, 1995
(in thousands)

MUNICIPAL BONDS  - 97.9%                     CURRENCY         PAR        VALUE
--------------------------------------------------------------------------------
EDUCATION - 8.9%
AL State Higher Education Loan Corp.,
  Series 1994-C,
    5.850%     09/01/04 (a)                   $            $ 1,000       $ 1,049
IL Chicago Board of Education,
 General Obligation Lease Certificates,
  Series 1992-A,
    6.250%     01/01/15                       $              6,000         6,533
IL State University,
  Auxiliary Facilities System Series 1993,
    5.750%     04/01/14                       $              1,350         1,358
MA Health and Education Facilities:
  Harvard University,
    6.250%     04/01/20                       $              6,760         7,605
Northeastern University:
  Series 1988-B,
    7.600%     10/01/10                       $              1,000         1,104
  Series E,
    6.550%     10/01/22                       $              1,500         1,626
NH Higher Education and Health Facilities,
 University Systems of New Hampshire,
  Series 1992,
    6.250%     07/01/20                       $              2,000         2,093
NY State Dormitory Authority,
  Series 1993-A,
    6.000%     07/01/20                       $              3,000         3,232
PA State Higher Education Facilities
  Authority, Temple University, Series 1,
    6.500%     04/01/21                       $                250           264
UT State Municipal Finance Co-Operative
  Local Government, Pooled Capital
  Improvement,
    6.800%     05/01/12                       $              1,000         1,092
                                                                         -------
                                                                          25,956
                                                                         -------

--------------------------------------------------------------------------------
GENERAL OBLIGATION - 10.3%
AZ Maricopa County School District,
  Number 8 Osborn,
    7.500%     07/01/08 (a)                   $               1,235         1,519
AZ Mohave County Unified High School
  District, Series B,
    8.500%     07/01/06 (a)                   $                250           327
DC District of Columbia,
  Series 1993-B1,
    5.500%     06/01/09                       $              1,000         1,006

Investment Portfolio/November 30, 1995

--------------------------------------------------------------------------------
GA Columbia County School District,
  Series A,
    6.750%     04/01/08 (a)                     $            1,695       $ 1,973
IL Chicago Series A-2,
    6.250%     01/01/14 (b)                     $            4,000         4,260
IL Chicago Board of Education,
  Lease Certificates, Series 1992-A,
    6.000%     01/01/20                         $            2,000         2,107
IL Decatur,
    6.900%     10/01/14                         $              250           268
IL State Dedicated Tax,
  Civic Center, Series A,
    7.000%     12/15/13                         $              200           216
IN Whitko Middle School,
  Corporation First Mortgage, Series 1991,
    6.750%     07/15/12                         $            1,000         1,081
LA State, Series 1991,
    (c)        09/01/16                         $            2,000           607
MD Baltimore:
    7.000%     10/15/08                         $              300           358
    7.000%     10/15/09 (d)                     $            1,055         1,258
MI Big Rapids Public School District,
    5.625%     05/01/25                         $            2,725         2,725
MI Brighton Area School District,
  Series II,
    (c)        05/01/17                         $           10,340         3,115
MI Mona Shores School District,
    5.500%     05/01/14                         $            2,000         2,010
NV Las Vegas-Clark
  County Library District,
    7.500%     02/01/02 (d)                     $            1,000         1,147
PA Philadelphia School District, Series B,
    5.500%     09/01/25                         $            5,000         4,925
WA Bellevue Convention Center Authority,
    (c)        02/01/24                         $            5,000         1,000
                                                                         -------
                                                                          29,902
                                                                         -------

--------------------------------------------------------------------------------
HEALTH - 11.4%
HOSPITALS - 10.6%
AZ Scottsdale Industrial Development
  Authority, Scottsdale Memorial Hospital,
  Series 1987-A,
    8.500%     09/01/17                         $              500           544
FL Dunedin Hospital, Mease Health Care,
    6.750%     11/15/11                         $              100           114
IL Health Facilities Authority:
  Methodist Health Services Corp.:
  Series 1985-G,
    8.000%     08/01/15                         $              965         1,069

Investment Portfolio/November 30, 1995

--------------------------------------------------------------------------------
MUNICIPAL BONDS  - CONT.                      CURRENCY       PAR         VALUE
--------------------------------------------------------------------------------
HEALTH - CONT.
HOSPITALS - CONT.
  Series 1992-B, RIB (variable rate),
    9.467%     05/01/21                         $          $   500       $   578
Rockford Memorial Hospital, Series B,
    6.750%     08/15/18                         $               50            54
MA Health and Education Facilities:
  McLean Hospital, Series C,
    6.625%     07/01/15                         $              500           543
  New England Deaconess Hospital,
  Series D,
    6.875%     04/01/22                         $            2,500         2,741
  North Shore Medical Center, Series A,
    5.625%     07/01/14                         $           10,000        10,175
  Valley Regional Health System,
  Series C,
    7.000%     07/01/08 (d)                     $            1,585         1,837
MS State Hospital Equipment and
  Facilities Authority,
  Rush Medical Foundation Project,
    6.700%     01/01/18                         $              250           266
NV Reno Hospital, St. Mary's Regional
  Medical Center, Series 1991-A,
    6.700%     07/01/21                         $            1,000         1,082
OK State Industrial Authority:
  Baptist Medical Center:
  Series A,
    7.000%     08/15/14                         $              150           161
  Series C,
    7.000%     08/15/04 (a)                     $            1,500         1,723
TN Knox City Health, Education and
  Housing Facilities,
    5.250%     01/01/15                         $            5,000         4,881
TX Harris County Health Facilities
  Development Corp.,
  Texas Children's Hospital, Series A,
    7.000%     10/01/19                         $               50            56
WI State Health & Education
  Facilities Authority:
  Bellin Memorial Hospital,
    6.625%     02/15/08 (a)                     $            1,000         1,147
  Milwaukee Regional Medical Center:
  Series 1990,
    7.500%     08/01/11                         $            1,000         1,101
  Series 1992,
    6.500%     08/01/13                         $            1,500         1,584

                     Investment Portfolio/November 30, 1995

--------------------------------------------------------------------------------
  Waukesha Memorial Hospital, Series 1990-B,
    7.250%     08/15/19                        $           1,000       $ 1,101
                                                                       -------
                                               $                        30,757
                                                                       -------
NURSING HOME - 0.8%
WA State Housing Finance Commission,
  Franciscan Elder Care, Series 1991,
    6.875%     01/01/21                        $           2,250         2,416
                                                                       -------

--------------------------------------------------------------------------------
HOUSING - 3.8%
MULTI - FAMILY - 1.0%
KY Housing Corp.,
  Multi-Family Mortgage, Series 1985-A,
    8.875%     07/01/19                                      235           240
MA State Housing Finance Agency,
  Series A,
    6.400%     01/01/09                                    2,000         2,115
MD Howard County Medical Mortgage
  Heartlands Elderly Apartments,
  Series 1985,
    8.875%     12/01/10                                      495           527
                                                                       -------
                                                                         2,882
                                                                       -------

SINGLE - FAMILY - 2.8%
AK State Housing Finance Corp.,
  Series 1990-A2,
    7.000%     12/01/11                                       235           251
FL Brevard County Housing Finance Authority,
  Series C,
    7.000%     09/01/23                                        40            42
FL Duval County Housing Finance Authority
  Single Family Mortgage Series 1991,
    7.350%     07/01/24                                       860           916
IL Onterie Center Housing Finance
  Mortgage Revenue Bonds, Onterie Center,
  Series 1992-A,
    7.050%     07/01/27                                     2,000         2,123
MA State Housing Finance Agency,
  Series 21,
    7.125%     06/01/25                                     1,310         1,387
  MS Housing Finance Corp.,
    8.250%     10/15/18                                     3,170         3,356
  NM Mortgage Finance Authority,
  Series 1985-A,
    9.250%     07/01/12                                         5             5
                                                                        -------
                                                                          8,080
                                                                        -------

                     Investment Portfolio/November 30, 1995

--------------------------------------------------------------------------------
MUNICIPAL BONDS  - CONT.                                       PAR         VALUE
--------------------------------------------------------------------------------
POLLUTION CONTROL REVENUE - 2.4%
FL Hollywood Water & Sewer Revenue,
    6.750%     10/01/11                        $                50       $    57
FL State Municipal Power Agency,
  Series 1993,
    5.100%     10/01/25                        $             5,000         4,713
NY New York Energy Research & Development
  Adjusted Gas Facilities,
  Brooklyn Union Gas Company, Series 1989-B,
    6.750%     02/01/24                        $             2,000         2,145
                                                                         -------
                                                                           6,915
                                                                         -------

--------------------------------------------------------------------------------
PUBLIC FACILITIES IMPROVEMENT - 3.4%
AL Birmingham Jefferson Civil Center
  Authority Special Tax, Series 1992,
    5.500%     09/01/14                                      2,500         2,503
CA Fairs Financing Authority,
  Series 1991,
    6.500%     07/01/11                                      1,300         1,388
FL Gulf Breeze,
  Local Government Loan Program,
  Series 1985-B,
    8.000%     12/01/15                                      1,000         1,122
MI Municipal Bond Authority, Local
  Government Loan Program:
  Series 1991-C,
    (c)        06/15/15                                      3,380         1,141
  Series G,
    (c)        05/01/18                                      2,000           565
SC State Port Authority,
  Series 1991,
    6.750%     07/01/21                                      3,000         3,221
WV School Building Authority, Capital
  Import Revenue Bonds, Series 1990-B,
    6.750%     07/01/17                                         75            80
                                                                         -------
                                                                          10,020
                                                                         -------

--------------------------------------------------------------------------------
PUBLIC INFRASTRUCTURE - 7.2%
  Airports - 6.9%
GA Atlanta Airport Facilities Revenue,
  Series A,
    6.500%     01/01/07 (d)                                  1,000         1,134
HI State Airport System Revenue,
  Series 2,
    6.750%     07/01/21                                        250           268

                     Investment Portfolio/November 30, 1995

--------------------------------------------------------------------------------
 IL Chicago O'Hare International Airport
  Special Facility, International Terminal,
    6.750%     01/01/12 (a)                   $                300       $   323
 IL Regional Transportation Authority,
  Series C,
    7.750%     06/01/20                                      5,000         6,500
 NV Clark County Airport Improvements,
  McCarren International Airport Las Vegas:
   Series A,
    7.500%     06/01/07 (d)                                    350           428
   Series 1988,
    8.250%     07/01/15                                      3,500         3,867
 OR Portland International Airport,
  Series  Seven-B,
    7.100%     07/01/21                                      1,000         1,108
 PA Allegheny County Airport,
  Greater Pittsburgh International:
   Series 1988-C,
    8.250%     01/01/16                                      3,250         3,530
   Series 1992-B,
    6.625%     01/01/22                                      1,000         1,059
 TX Dallas-Fort Worth Regional Airport,
  Series A,
    7.375%     11/01/11                                      1,380         1,599
 TX Houston Airport System Revenue,
  Series A,
    6.750%     07/01/21                                        200           214
                                                                         -------
                                                                          20,030
                                                                         -------

 TURNPIKES/TOLL ROADS/BRIDGES - 0.3%
 KY State Turnpike Authority, Economic
  Development Road Revitalization Projects,
   Series 1993,
    5.500%     07/01/09                                        500           515
 NY Triborough Bridge & Tunnel
  Authority, Series A,
    6.625%     01/01/17                                        250           268
 TX Harris County,
  Toll Road Revenue,
    6.500%     08/15/11                                        120           130
                                                                         -------
                                                                             913
                                                                         -------

--------------------------------------------------------------------------------
REFUNDED/ESCROW/SPECIAL OBLIGATIONS  (e) - 10.4%
 CA Alameda County, Certificates of Participation,
  Series 1985-1,
    7.250%     12/01/08 (a)                                  1,300         1,498
 CA East Bay Municipal Utilities District,
  Water System Subordinated,
   Series 1990,
    7.500%     06/01/18                                      2,500         2,875

                     Investment Portfolio/November 30, 1995

--------------------------------------------------------------------------------
MUNICIPAL BONDS  - CONT.                                       PAR         VALUE
--------------------------------------------------------------------------------
REFUNDED/ESCROW/SPECIAL OBLIGATIONS - CONT.
 CA Los Angeles County Transport Commission
  Sales Tax, Metropolitan Train,
  Series 1991-A,
     6.750%     07/01/18                          $           1,000       $ 1,136
 CA University Revenues, 1989 Multiple
  Purpose Projects, Series 1991-B,
     6.750%     09/01/23                                      1,000         1,107
 IL Chicago, General Obligation,
  Central Public Library Project,
   Series 1988-C,
     6.850%     01/01/17                                      1,000         1,144
 IN Marion County Convention
  and Recreational Facilities Authority,
  Excise Taxes Lease Rental Series 1991-B,
     7.000%     06/01/21                                      1,000         1,141
 LA New Orleans International Airport
  General Purpose, Series 1987-A,
     8.875%     08/01/17                                      5,000         5,469
 MA Bay Transportation Authority:
  Certificates of Participation,
   Series 1990-A,
     7.650%     08/01/15                                      1,000         1,161
  General Transportation System,
   Series 1990-A,
     7.625%     03/01/15                                      2,000         2,292
 NY New York City Municipal Finance
  Authority Water and Sewer Systems,
  Series 1991-C,
     7.000%     06/15/16                                      1,500         1,716
 NY State Dormitory Authority,
  City University System, Series
  1990-F,
     7.500%     07/01/20                                      2,000         2,305
 NY State Medical Care Facilities
  Finance Agency, St. Luke's-Roosevelt
  Hospital Center, Series 1989-B,
     7.450%     02/15/29                                        500           570
 PA Pittsburgh Water & Sewer Authority,
  Series A,
     6.500%     09/01/14                                        270           303
 SC Charleston County, Certificate
  of Participation, Series 1991,
     7.100%     06/01/11                                      2,000         2,298
 TN Chattanooga-Hamilton County
  Series 1991-B, RIB (variable rate),
    10.923%     05/25/21                                      1,000         1,264

                     Investment Portfolio/November 30, 1995

--------------------------------------------------------------------------------
 TX Coastal Water Authority,
 Water Conveyance System, Series 1991,
        6.250%     12/15/17                     $            1,750       $ 1,818
 TX Colorado River Municipal Water
 District, Water Transmission Facilities,
 Series 1991-A,
        6.625%     01/01/21                                    250           275
 UT State Municipal Cooperative Local
 Government, Series 1991,
        7.000%     06/01/16                                  1,750         1,984
                                                                         -------
                                                                          30,356
                                                                         -------

--------------------------------------------------------------------------------
SOLID WASTE - 1.0%
RESOURCE RECOVERY
FL Palm Beach County Solid Waste Authority,
Series 1984,
        8.375%     07/01/10                                  1,000         1,092
NJ Bergen County Utilities Authority,
Series A,
        6.250%     06/15/07 (d)                                230           253
SC Charleston County Solid Waste User Fee,
        6.500%     01/01/09 (a)                              1,405         1,546
                                                                         -------
                                                                           2,891
                                                                         -------

--------------------------------------------------------------------------------
STATE & COMMUNITY LEASE - 3.0%
IN State Office Building Commission,
Women's Prison, Series B,
        6.250%     07/01/16                                  8,000         8,710
                                                                         -------

--------------------------------------------------------------------------------
STUDENT LOAN - 1.2%
MA Education Loan Authority,
Issue D, Series 1991-A,
        7.250%     01/01/09                                    845           896
NM State Education Assistance
Foundation, Series A,
        6.700%     04/01/02 (d)                                235           248
PA State Higher Education Assistance
Student Loan RIB (variable rate), Series 1990-B,
       10.515%     03/01/20                                  2,000         2,250
                                                                         -------
                                                                           3,394
                                                                         -------

--------------------------------------------------------------------------------
TAX ALLOCATION - 1.6%
CA Los Angeles Community Redevelopment
Agency, Bunker Hill Project,
        6.500%     12/01/14                                  1,500         1,614

                     Investment Portfolio/November 30, 1995

--------------------------------------------------------------------------------
MUNICIPAL BONDS  - CONT.                                       PAR         VALUE
--------------------------------------------------------------------------------
TAX ALLOCATION - CONT.
NY State Local Government Assistance
Corp., Series 1993-E,
           5.000%     04/01/21                $              3,175       $ 2,969
                                                                         -------
                                                                           4,583
                                                                         -------

--------------------------------------------------------------------------------
TRANSPORTATION - 2.5%
DC Metropolitan Area Transit Authority,
           6.000%     07/01/10                               1,000         1,076
 MA Massachusetts Bay Transportation
 Authority, Series B,
           5.375%     03/01/25                               5,000         4,850
 MA State Port Authority,
           7.500%     07/01/20                               1,000         1,120
 SC State Port Authority, Series 1991,
           6.500%     07/01/06 (a)                             250           271
                                                                         -------
                                                                           7,317
                                                                         -------

--------------------------------------------------------------------------------
UTILITY - 20.0%
INVESTOR OWNED - 0.8%
DE State Economic Development Authority,
New Castle County Gas System,
Series 1991-C,
           7.150%     07/01/21                               1,000         1,111
MI St. Clair County Economic
Development Corp., Detroit Edison Co.,
Series 1993-AA,
           6.400%     08/01/24                               1,000         1,089
                                                                         -------
                                                                           2,200
                                                                         -------

JOINT POWER AUTHORITY - 5.2%
MN Southern Minnesota Municipal
Power Agency, Series A,
           (c)        01/01/24                              21,000         4,462
TX State Municipal Power Agency:
           (c)        09/01/10                               5,000         2,256
           (c)        09/01/12                               3,000         1,193
           (c)        09/01/15                               8,975         2,962
UT State Municipal Power Agency
Electric Systems, Series 1993-A,
           5.250%     07/01/18                               3,000         2,880
WA Snohomish County Public Utilities, 1993,
           5.500%     01/01/20                               1,500         1,476
                                                                         -------
                                                                          15,229
                                                                         -------

MUNICIPAL ELECTRIC - 14.0%
AK Anchorage Electric Utilities Revenue,
           8.000%     12/01/09                              1,000         1,262

                     Investment Portfolio/November 30, 1995

--------------------------------------------------------------------------------
 CA Northern California Power Agency,
  Hydroelectric Project No. 1,
   Series 1992-A,
    5.500%     07/01/23                        $             3,000       $ 2,962
 GA Municipal Electrical Authority,
  Special Obligation, Project One,
  Fifth Cross,
    6.400%     01/01/13                                      1,000         1,115
 IN State Development Finance Authority,
  PSI-Energy Inc., Series B,
    5.750%     02/15/28                                      5,000         5,063
 NC Municipal Power Agency Number 1
  Catawba Electric Revenue Bonds,
   Series 1992,
    5.750%     01/01/15                                      3,000         3,030
 NV Clark County Pollution Control
  Nevada Power Company, Series 1992-B,
    6.600%     06/01/19                                      3,500         3,749
 NY New York State Power Authority
  General Purpose Bonds, Series V,
    7.875%     01/01/13                                      3,950         4,330
 SC Piedmont Municipal Power Agency,
  Series A,
    6.125%     01/01/07 (a)                                    500           552
 SC State Public  Service Authority:
  Series A,
    6.250%     01/01/22                                      3,500         3,675
  Series C,
    5.125%     01/01/32                                      5,000         4,650
 SD Heartland Consumers Power District,
    6.000%     01/01/09                                        300           317
 TX Austin Utilities System:
  Series A:
    5.750%     11/15/14                                      5,000         5,075
    7.000%     05/15/16                                      1,200         1,323
 TX State Municipal Power Agency,
       (c)        09/01/11                                   7,900         3,348
 WA Clark County Public Utilities
  District Number 001 Electric System,
    6.500%     01/01/11                                        200           212
 WA State Public Power Supply System,
  Nuclear Project No. 2, Series A,
    6.500%     07/01/05 (a)                                    200           219
                                                                         -------
                                                                          40,882
                                                                         -------

--------------------------------------------------------------------------------
WATER & SEWER - 10.8%
 FL Reedy Creek Improvement District,
 Series 1,
    5.000%     10/01/19                                      5,000         4,719

                     Investment Portfolio/November 30, 1995

--------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                   PAR             VALUE
--------------------------------------------------------------------------------
WATER & SEWER - CONT.
 FL Saint John's County Water and Sewer,
 Saint Augustine Shores System,
 Series 1991-A:
       (c)          06/01/13               $            2,600          $    994
       (c)          06/01/14                            1,500               540
 GA Fulton County Water and Sewer,
    6.375%       01/01/14                               6,000             6,765
 IL Kankakee Sewer, Series 1991,
    7.000%       05/01/16                               1,000             1,104
 MA Boston Water & Sewer Commission,
  Series A,
    5.250%       11/01/19                               3,465             3,378
 PA Philadelphia Water and Waste Water,
  Series 1993,
    5.250%       06/15/23                               1,150             1,098
 PA Pottstown Borough Authority Sewer,
  Guaranteed Sewer Revenue, Series 1991,
       (c)          11/01/16                            1,000               311
 VA Prince William County Services
  Authority,
    5.000%       07/01/21                               4,900             4,520
 VA Roanoke County Water System,
    5.000%       07/01/21                               3,500             3,277
 VA Virginia Beach Water and Sewer,
    5.125%       02/01/19                               4,880             4,648
                                                                       --------
                                                                         31,354
                                                                       --------
 TOTAL MUNICIPAL BONDS (cost of $260,124)                               284,787
                                                                       --------

OPTIONS - 0.0%                                         CONTRACTS
--------------------------------------------------------------------------------
 December 1995 Municipal Bond Puts:
  Strike price 113, expiration 12-19-95                 3,300                 1
  Strike price 115, expiration 12-19-95                 6,000                 3
                                                                       --------
 TOTAL OPTIONS (cost of $64)                                                  4
                                                                       --------
 TOTAL INVESTMENTS - 97.9% (cost of $260,188)(f)                        284,791
                                                                       --------

SHORT-TERM OBLIGATIONS - 2.4%                             PAR
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (g)
--------------------------------------------------------------------------------
 CA State Health Facilities Financing Authority,
  St. Francis Memorial Hospital, Series B,
    3.500%       11/01/19                               3,300             3,300
 MS Jackson County,
  Chevron USA, Inc. Project,
    3.650%       06/01/23                               2,800             2,800
 NY Triborough Bridge & Tunnel Authority,
    4.050%       01/01/24                               1,000             1,000
                                                                       --------
 TOTAL SHORT-TERM OBLIGATIONS                                             7,100
                                                                       --------

                     INVESTMENT PORTFOLIO/NOVEMBER 30, 1995

--------------------------------------------------------------------------------
 OTHER ASSETS & LIABILITIES, NET - (0.3)%                               $   (981)
--------------------------------------------------------------------------------
 NET ASSETS - 100.0%                                                    $290,910
                                                                        --------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a) These securities, or a portion thereof, with a total market value of $10,884, are being used to collateralize open futures contracts.

(b) This security has been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement time.

(c)  Zero coupon bond.

(d) These securities, or a portion thereof, with a total market value of $4,727, are being used to collateralize the delayed delivery purchase indicated in note (b) above.

(e) The Fund has been informed that the issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.

(f)  Cost for federal income tax purposes is $260,242.

(g) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 1995.

Short futures contracts open at November 30, 1995:

                   Par value                       Unrealized
                    covered         Expiration    depreciation
     Type         by contracts        month       at 11/30/95
--------------------------------------------------------------
Municipal bond       $7,500          December        $286
--------------------------------------------------------------

ACRONYM                            NAME
-------                   ----------------------
  RIB                     Residual Interest Bond

                        SUMMARY OF SECURITIES BY INSURER

                                                                          % of
          Insurer                                                      Net Assets
          -------                                                      ----------
Municipal Bond Insurance Agency                                           38.1
AMBAC Indemnity Corporation                                               27.3
Financial Guarantee Insurance Company                                     21.7
Uninsured Securities                                                       5.8
Financial Security Assurance                                               3.4
Capital Guarantee Insurance Company                                        1.6
Bond Investment Guarantee Insurance                                        1.4
Connie Lee Insurance Company                                               0.7
                                                                         -----
                                                                         100.0
                                                                         -----

See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                                NOVEMBER 30, 1995

(in thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $260,188)                                   $ 284,791
Short-term obligations                                                     7,100
                                                                       ---------
                                                                         291,891

Receivable for:

  Interest                                                  $5,154
  Fund shares sold                                             134
  Investments sold                                              31
  Other                                                         62         5,381
                                                            ------     ---------
    Total Assets                                                         297,272

LIABILITIES
Payable for:
  Investments purchased                                      4,246
  Distributions                                              1,167
  Fund shares repurchased                                      842
  Variation margin on futures                                   56
Accrued:
  Deferred Trustees fees                                         2
  Other                                                         49
                                                            ------
    Total Liabilities                                                      6,362
                                                                       ---------
NET ASSETS                                                             $ 290,910
                                                                       ---------
Net asset value & redemption price per share -
Class A ($240,894/28,750)                                              $    8.38
                                                                       ---------
Maximum offering price per share - Class A
($8.38/0.9525)                                                         $    8.80 (a)
                                                                       ---------
Net asset value & offering price per share -
Class B ($50,016/5,969)                                                $    8.38 (b)
                                                                       ---------
COMPOSITION OF NET ASSETS
Capital paid in                                                        $ 271,956
Undistributed net investment income                                          230
Accumulated net realized loss                                             (5,593)
Net unrealized appreciation (depreciation) on:
     Investments                                                          24,603
     Open futures contracts                                                 (286)
                                                                       ---------
                                                                       $ 290,910
                                                                       ---------

(a)  On sales of $50,000 or more the offering price is reduced.

(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 1995


(in thousands)

INVESTMENT INCOME
Interest                                                                 $17,529

EXPENSES
Management fee                                           $ 1,544
Service fee                                                  699
Distribution fee - Class B                                   364
Transfer agent                                               452
Bookkeeping fee                                              108
Trustees fee                                                  16
Custodian fee                                                 22
Audit fee                                                     38
Legal fee                                                      8
Registration fee                                              36
Reports to shareholders                                        6
Other                                                         18           3,311
                                                         -------         -------
       Net Investment Income                                              14,218
                                                                         -------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
Investments                                                5,745
Closed futures contracts                                  (4,926)
                                                         -------
      Net Realized Gain                                                      819
Net unrealized appreciation (depreciation)
during the period on:
Investments                                               30,813
Open futures contracts                                      (165)
                                                         -------
      Net Unrealized Gain                                                 30,648
                                                                         -------
            Net Gain                                                      31,467
                                                                         -------
Net Increase in Net Assets from Operations                               $45,685
                                                                         -------


See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                              Year ended
(in thousands)                                                November 30
                                                         ----------------------
INCREASE (DECREASE) IN NET ASSETS                          1995          1994
                                                         --------      --------
Operations:
Net investment income                                    $ 14,218      $ 14,576
Net realized gain (loss)                                      819        (2,726)
Net unrealized appreciation (depreciation)                 30,648       (30,613)
                                                         --------      --------
    Net Increase (Decrease) from Operations                45,685       (18,763)
Distributions:
From net investment income - Class A                      (12,225)      (12,079)
From net investment income - Class B                       (2,207)       (2,287)
                                                         --------      --------
                                                           31,253       (33,129)
                                                         --------      --------
Fund Share Transactions:
Receipts for shares sold - Class A                         20,382        23,583
Receipts for shares issued in the acquisition
 of Liberty Financial Insured Municipal Fund               42,751          --
Value of distributions reinvested - Class A                 6,971         6,917
Cost of shares repurchased - Class A                      (53,716)      (46,210)
                                                         --------      --------
                                                           16,388       (15,710)
                                                         --------      --------
Receipts for shares sold - Class B                          5,062        12,774
Value of distributions reinvested - Class B                 1,259         1,291
Cost of shares repurchased - Class B                       (7,762)       (8,161)
                                                         --------      --------
                                                           (1,441)        5,904
                                                         --------      --------
    Net Increase (Decrease) from
      Fund Share Transactions                              14,947        (9,806)
                                                         --------      --------
        Total Increase (Decrease)                          46,200       (42,935)

NET ASSETS
Beginning of period                                       244,710       287,645
                                                         --------      --------
End of period (including undistributed net
  investment income of $185 and $397,
  respectively)                                          $290,910      $244,710
                                                         --------      --------

NUMBER OF FUND SHARES

Sold - Class A                                              2,596         2,945
Issued in the acquisition of Liberty
 Financial Insured Municipal Fund                           5,319          --
Issued for distributions reinvested - Class A                 873           858
Repurchased - Class A                                      (6,739)       (5,793)
                                                         --------      --------
                                                            2,049        (1,990)
                                                         --------      --------
Sold - Class B                                                639         1,552
Issued for distributions reinvested - Class B                 158           161
Repurchased - Class B                                        (977)       (1,031)
                                                         --------      --------
                                                             (180)          682
                                                         --------      --------


See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                                NOVEMBER 30, 1995

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION: Colonial Tax-Exempt Insured Fund (the Fund), a series of Colonial Trust IV is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund may issue an unlimited number of shares. The Fund offers Class A shares sold with a front-end sales charge and Class B shares which are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements and conform to generally accepted accounting principles.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B distribution fee), realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount

                 NOTES TO FINANCIAL STATEMENTS/NOVEMBER 30, 1995
--------------------------------------------------------------------------------

NOTE 1. ACCOUNTING POLICIES - CONT.
is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each fund's pro rata portion of the combined average net assets of the Fund, Colonial Tax-Exempt Fund, and Colonial High Yield Municipal Fund as follows:

          Average Net Assets          Annual Fee Rate
          ------------------          ---------------
           First $1 billion                0.60%
           Next  $2 billion                0.55%
           Next  $1 billion                0.50%
           Over  $4 billion                0.45%

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE: Colonial Investors Service Center, Inc., (the Transfer Agent), an affiliate of the Adviser, provides shareholder services and receives a monthly fee equal to 0.14% annually of the Fund's average net assets and receives a reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. During the year ended November 30, 1995, the Fund has been advised that the Distributor retained net underwriting discounts of $26,560 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $161,047 on Class B share redemptions.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B shares.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the the Fund's assets.

                 NOTES TO FINANCIAL STATEMENTS/NOVEMBER 30, 1995
--------------------------------------------------------------------------------

NOTE 3.  PORTFOLIO INFORMATION
INVESTMENT ACTIVITY: During the year ended November 30, 1995, purchases and sales of investments, other than short-term obligations were $86,678,150 and $122,752,195, respectively.

Unrealized appreciation (depreciation) at November 30, 1995, based on cost of investments for federal income tax purposes was:

   Gross unrealized appreciation                             $24,610,192
   Gross unrealized depreciation                                 (61,145)
                                                             -----------
           Net unrealized appreciation                       $24,549,047
                                                             -----------

CAPITAL LOSS CARRYFORWARDS: At November 30, 1995, capital loss carryforwards, available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

               Year of                     Capital loss
              expiration                   carryforward
              ----------                   ------------
                 1996                       $  414,000
                 1998                          180,000
                 2000                          171,000
                 2001                          982,000
                 2002                        3,313,000
                                            ----------
                                            $5,060,000
                                            ----------

Of the loss carryforwards expiring in 2001 and 2002, $982,000 and $620,000, respectively, were acquired in the merger with Liberty Financial Insured Municipal Fund. Their availability may be limited in a given year.

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: The Fund has greater than 10% of its net assets at November 30, 1995 invested in Massachusetts.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may invest in municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours or the temporary absence of a liquid market for either the

                 Notes to Financial Statements/November 30, 1995
--------------------------------------------------------------------------------

NOTE 3.  PORTFOLIO INFORMATION - CONT.
instruments or the underlying securities or (3) an innaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 4.  MERGER INFORMATION
On March 24, 1995, Liberty Financial Insured Municipal Fund (LFIMF) was merged into the Fund by a non-taxable exchange of 5,318,858 Class A shares of the Fund (valued at $42,750,988) for the 4,080,498 of LFIMF shares then outstanding. The assets of LFIMF acquired included unrealized appreciation of $282,748. The aggregate net assets of the Fund and LFIMF immediately after the merger were $300,749,659.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                              Year ended November 30
                                ---------------------------------------------------
                                         1995                         1994
                                Class A        Class B       Class A        Class B
                                --------       -------       --------       -------
Net asset value -
   Beginning of period          $  7.450       $ 7.450       $  8.420       $ 8.420
                                --------       -------       --------       -------
INCOME FROM
  INVESTMENT OPERATIONS:
Net investment income              0.418         0.359          0.439         0.378
Net realized and
unrealized gain (loss)             0.935         0.935         (0.977)       (0.977)
                                --------       -------       --------       -------
   Total from Investment
      Operations                   1.353         1.294         (0.538)       (0.599)
                                --------       -------       --------       -------
LESS DISTRIBUTIONS
  DECLARED TO SHAREHOLDERS:
From net
  investment income               (0.423)       (0.364)        (0.432)       (0.371)
                                --------       -------       --------       -------
Net asset value -
   End of period                $  8.380       $ 8.380       $  7.450       $ 7.450
                                --------       -------       --------       -------
Total return (a)                   18.55%        17.68%         (6.61)%       (7.31)%
                                --------       -------       --------       -------

RATIOS TO AVERAGE NET ASSETS
Expenses                            1.05% (b)     1.80% (b)      1.05%         1.80%
Net investment income               5.20% (b)     4.45% (b)      5.44%         4.69%
Portfolio turnover                    31%           31%            36%           36%
Net assets at end
of period (000)                 $240,894       $50,016       $198,909       $45,801

(a) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(b) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior year ratios are net of benefits received, if any.

--------------------------------------------------------------------------------
Federal income tax information (unaudited)
All of the distributions will be treated as exempt income for federal income tax purposes.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                        Year ended November 30
                                 ------------------------------------------------------------------
                                          1993                          1992                 1991
                                 Class A        Class B       Class A        Class B(a)    Class A
                                 --------       -------       --------       -------       --------
Net asset value -
   Beginning of period           $  8.080       $ 8.080       $  7.880       $ 7.910       $  7.660
                                 --------       -------       --------       -------       --------
INCOME FROM
  INVESTMENT OPERATIONS:
Net investment income               0.456         0.395          0.480         0.240          0.496
Net realized and
unrealized gain                     0.338         0.338          0.200         0.170          0.222
                                 --------       -------       --------       -------       --------
   Total from Investment
      Operations                    0.794         0.733          0.680         0.410          0.718
                                 --------       -------       --------       -------       --------
LESS DISTRIBUTIONS
  DECLARED TO SHAREHOLDERS:
From net
  investment income                (0.454)       (0.393)        (0.480)       (0.240)        (0.498)
                                 --------       -------       --------       -------       --------
Net asset value -
   End of period                 $  8.420       $ 8.420       $  8.080       $ 8.080       $  7.880
                                 --------       -------       --------       -------       --------
Total return (b)                    10.00%         9.20%          8.85%         5.23% (c)      9.66%
                                 --------       -------       --------       -------       --------

RATIOS TO AVERAGE NET ASSETS
Expenses                             1.07%         1.82%          1.10%         1.85% (d)      1.08%
Net investment income                5.44%         4.69%          5.97%         5.22% (d)      6.35%
Portfolio turnover                     12%           12%             7%            7%             8%
Net assets at end
of period (000)                  $241,610       $46,035       $217,782       $16,519       $189,483

(a) Class B shares were initially offered on May 5, 1992. Per share amounts reflect activity from that date.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)  Not annualized.

(d)  Annualized.

                        REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES OF COLONIAL TRUST IV AND THE SHAREHOLDERS OF
   COLONIAL TAX-EXEMPT INSURED FUND

     In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Tax-Exempt Insured Fund (a series of Colonial Trust IV) at November 30, 1995, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at November 30, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
--------------------
PRICE WATERHOUSE LLP
Boston, Massachusetts
January 12, 1996


                        COLONIAL TRUST IV
                      Cross Reference Sheet
               Colonial High Yield Municipal Fund
               -----------------------------------

                             Location or Caption in Statement
Item Number of Form N-1A     of Additional Information

Part B

    10.                      Cover Page
    11.                      Table of Contents
    12.                      Not Applicable
    13.                      Investment Objective and
                             Policies; Fundamental Investment
                             Policies; Other Investment
                             Policies; Miscellaneous
                             Investment Practices; Portfolio
                             Turnover
    14.                      Fund Charges and Expenses;
                             Management of the Colonial Funds
    15.                      Fund Charges and Expenses
    16.                      Fund Charges and Expenses;
                             Management of the Colonial Funds
    17.                      Fund Charges and Expenses;
                             Management of the Colonial Funds
    18.                      Shareholder Meetings
    19. How to Buy Shares; Determination of Net Asset Value; Suspension of Redemptions; Special Purchase
                             Programs/Investor Services;
                             Programs for Reducing or
                             Eliminating Sales Charge; How to
                             Sell Shares; How to Exchange
                             Shares
    20.                      Taxes
    21.                      Fund Charges and Expenses;
                             Management of the Colonial Funds
    22.                      Fund Charges and Expenses;
                             Investment Performance;
                             Performance Measures
    23.                      Independent Accountants


                       COLONIAL HIGH YIELD MUNICIPAL FUND
                       Statement of Additional Information

                                  March 29, 1996

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Colonial High Yield Municipal Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated March 29, 1996. This SAI should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus from Colonial Investment Services, Inc., One Financial Center, Boston, MA 02111-2621.


Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the Colonial funds generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.

TABLE OF CONTENTS

         Part 1

         Definitions
         Investment Objective and Policies
         Fundamental Investment Policies
         Other Investment Policies
         Portfolio Turnover
         Fund Charges and Expenses
         Investment Performance
         Custodian
         Independent Accountants


         Part 2


         Miscellaneous Investment Practices
         Taxes
         Management of the Colonial Funds
         Determination of New Asset Value
         How to Buy Shares
         Special Purchase Program/Investor Services
         Suspension of Redemptions
         Programs for Reducing or Eliminating Sales Charges
         How to Sell Shares
         Distributions
         How to Exchange Shares
         Shareholder Meetings
         Performance Measures
         Appendix I
         Appendix II



                                     Part 1

                       COLONIAL HIGH YIELD MUNICIPAL FUND
                       Statement of Additional Information

                                 March 29, 1996


DEFINITIONS

            "Trust"   Colonial Trust IV
            "Fund"    Colonial High Yield Municipal Fund

            "Adviser" Colonial Management Associates, Inc., the Fund's
                      investment adviser

            "CISI" Colonial Investment Services, Inc., the Fund's distributor
            "CISC" Colonial Investors Service Center, Inc., the Fund's shareholder services and transfer agent

INVESTMENT OBJECTIVES AND POLICIES

The Fund's Prospectus  describes the Fund's investment  objectives and policies.
Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that are described or referred to in the Prospectus:

         Short-Term Trading
         High Yield Bonds




         Forward Commitments
         Repurchase Agreements
         Futures Contracts and Related Options
         Options

Except as described below under "Fundamental Investment Policies", the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES
The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more that 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.

The Fund may:

1. Only issue senior securities through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets;
2.      Invest in real estate only up to 5% of its net assets;
3.      Invest in illiquid assets only up to 10% of its net assets;
4. Purchase and sell futures contracts and related options only so long as the total initial margin and premiums on the contracts do not exceed
        5% of its total assets;
5. Only underwrite securities issued by others when disposing of portfolio securities;
6. Make loans only through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;
7. Not concentrate more than 25% of its total assets in any one industry or with respect to 75% of total assets, purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchases, the Fund would own more than 10% of the outstanding voting shares of such issuer.; and
8. Ordinarily invest at least 80% of its total assets in tax-exempt securities.

OTHER INVESTMENT POLICIES
As non-fundamental investment policies which may be changed without a vote of a majority of the outstanding voting securities, the Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;
2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities;

3. Own securities of any company if the Trust knows that officers and Trustees of the Trust or officers and directors of the Adviser who individually own more than 0.5% of such securities together own more than 5% of such securities;

4. Invest in interests in oil, gas or other mineral exploration or development programs, including leases;
5. Purchase any security resulting in the Fund having more than 5% of its total assets invested in securities of companies (including predecessors) less than three years old;
6.      Pledge more than 33% of its total assets;
7. Purchase the securities of an issuer if, as a result of such purchase, more than 10% of its total assets would be invested in the securities of issuers which are restricted as to disposition; and 8 Invest in warrants if, immediately after giving effect to any such investment, the Fund's aggregate investment in warrants, valued at the lower of cost or market, would exceed 5% of the value of the Fund's net assets. Included within that amount but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the Fund in units or attached to securities will be deemed to be without value.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act diversification requirement, an issuer is the entity whose revenues support the security.

PORTFOLIO TURNOVER

                   Year ended November 30

                  1995                 1994
                  ----                 ----

                  26%                   25%



FUND CHARGES AND EXPENSES

Under the Fund's management agreement, the Trust pays the Adviser a monthly fee based on the average daily net assets allocated among the Fund, the Colonial Tax-Exempt Fund and the Colonial Tax-Exempt Insured Fund at the following annual rates: 0.60% on the first $1 billion, 0.55% on the next $2 billion, 0.50% of the next $1 billion and 0.45% of any excess over $4 billion.

Recent Fees paid to the Adviser, CISI and CISC (dollars in thousands)






                                             Year ended
                                             November 30
                                 1995           1994          1993
                                 ----            ----         ----


Management fee                    $759           $651         $502
Bookkeeping fee                     58             51           41
Shareholder service and transfer
agent fee                          227            193          147
12b-1 fees:
    Service fee (a )               345             297         228
    Distribution fee (Class B)     948             882         683




(a) Class A shares were offered for sale to the general public commencing September 1, 1994. The amounts in the previous periods reflect the Class B service fee only.


Brokerage Commissions (for the fiscal years ended November 30) (dollars in thousands) The Fund did not pay brokerage commissions for the fiscal years ended November 30, 1995, 1994 and 1993.




Trustees Fees
For the fiscal year ended November 30, 1995 and the calendar year ended December 31, 1995, the Trustees received the following compensation for serving as Trustees.

                                                                                           Total Compensation
                           Aggregate                                                       From Trust And
                           Compensation         Pension Or                                 Fund Complex Paid To
                           From Fund For The    Retirement Benefits    Estimated Annual    The Trustees For The
                           Fiscal Year Ended    Accrued As Part Of     Benefits Upon       Calendar Year Ended
Trustee                    November 30, 1995    Fund Expense           Retirement          December 31, 1995(b)
-------                    -----------------    ------------           ----------          --------------------
Robert J. Birnbaum(c)      $  981                                                          $ 71,250
Tom Bleasdale               1,511(d)            -----                  -----                 98,000 (e)
Lora S. Collins             1,399               -----                  -----                 91,000
James E. Grinnell(c)          983                                                            71,250
William D. Ireland, Jr.    1,,742               -----                  -----                113,000
Richard W. Lowry(c)           982                                                            71,250
William E. Mayer            1,407               -----                  -----                 91,000
James L. Moody, Jr.         1,509(f)            -----                  -----                 94,500 (g)
John J. Neuhauser           1,402               -----                  -----                 91,000
George L. Shinn             1,581               -----                  -----                102,500
Robert L. Sullivan          1,552               -----                  -----                101,000
Sinclair Weeks, Jr.         1,727               -----                  -----                112,000


(b) At December 31, 1995, the Colonial Funds complex consisted of 33 open-end and 5 closed-end management investment company portfolios.
(c)    Elected as a Trustee of the Colonial Funds comples on April 21, 1995.
(d)    Includes $755 payable in later years as deferred compensation.
(e)    Includes $49,000 payable in later years as deferred compensation.
(f)    Includes $1.237 payable in later years as deferred compensation.
(g) Total compensation of $94,500 for the calendar year ended December 31, 1995 will be payable in later years as deferred compensation.


The following table sets forth the amount of compensation paid to Messrs. Birnbaum, Grinnell and Lowry in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (formerly known as The Charles Allmon Trust, Inc.) (together, Liberty Funds I) for service during the calendar year ended December 31, 1995, and of Liberty Financial Trust (now known as Colonial Trust VII) and LFC Utilities Trust (together, Liberty Funds II) for the period January 1, 1995 through March 26, 1995 (h):


                         Total Compensation           Total Compensation
                         From Liberty Funds II For    From Liberty Funds I For
                         The Period January 1, 1995   The Calendar Year Ended
Trustee                  through March 26, 1995       December 31, 1995 (i)
-------                  ----------------------       ---------------------

Robert J. Birnbaum            $2,900                       $16,675
James E. Grinnell              2,900                        22,900
Richard W. Lowry               2,900                        26,250 (j)


(h) On March 27, 1995, four of the portfolios in the Liberty Financial Trust (now known as Colonial Trust VII) were merged into existing Colonial funds and a fifth was reorganized into a new portfolio of Colonial Trust
        III. Prior to their election as Trustees of the Colonial Funds, Messrs. Birnbaum, Grinnell and Lowry served as Trustees of Liberty Funds II; they continue to serve as Trustees or Directors of Liberty Funds I.
(i) At December 31, 1995, the Liberty Funds I were advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (an intermediate parent of the Adviser).
(j) Includes $3,500 paid to Mr. Lowry for service as Trustee of Liberty Newport World Portfolio (formerly known as Liberty All-Star World Portfolio) (Liberty Newport) during the calendar year ended December 31, 1995. At December 31, 1995, Liberty Newport was managed by Newport Pacific Management, Inc. and Stein Roe & Farnham Incorporated, each an affiliate of the Adviser.



Ownership of the Fund

At February 29, 1996, the officers and Trustees of the Fund as a group owned less than 1% of the outstanding shares of the Fund.


At March 18, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Attn: Book Entry, Mutual Fund Operations, 4800 Deer Lake Drive, E. 3rd Floor, Jacksonville, FL 32216 owned 9.83% of the Fund's outstanding Class B shares.


At February 29, 1996, there were 447 Class A and 3,885 Class B shareholders.

Sales Charges (dollars in thousands)


                                 Class A Shares


                             Year Ended         September 1, 1994
                            November 30  (commencement of investment operations)
                               1995         through November 30, 1994
                             ---------       -------------------------


Aggregate initial sales
charges on Fund share sales     $228                $110


Initial sales charges retained
 by CISI                          27                  12


                                           Class B Shares
                                       Year Ended November 30

                                   1995         1994          1993
                                   ----         ----          ----
Aggregate contingent deferred
 sales charges (CDSC) on Fund
 redemptions retained by CISI     $265           278          $119



12b-1 Plans, CDSC and Conversion of Shares
The Fund offers two classes of shares - Class A and Class B. The Fund may in the future offer other classes of shares. The Trustees have approved 12b-1 Plans pursuant to Rule 12b-1 under the Act. Under the Plans, the Fund pays CISI a service fee at an annual rate of 0.25% of the average net assets attributed to each Class of shares, and a distribution fee at an annual rate of 0.75% of the average net assets attributed to Class B shares. CISI may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CISI's expenses, CISI may realize a profit from the fees.


The Plans authorize any other payments by the Fund to CISI and its affiliates (including the Adviser) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.


The Trustees believe the Plans could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plans. The Plans may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plans must be approved by the Trustees in the manner provided in the foregoing sentence. The Plans may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plans will only be effective if the selection and nomination of the Trustees who are not interested persons is effected by such non-interested Trustees.


Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within six years after purchase. The CDSCs are described in the Prospectus.

No CDSC will be imposed on shares derived from reinvestment of distributions or on amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.


Approximately eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.


Sales-related expenses (dollars in thousands) of CISI relating to the Fund for the fiscal year ended November 30, 1995, were:


                                        Class A Shares        Class B Shares

    Fees to FSFs                           $ 40               $   1,123
    Cost of sales material relating
     to the Fund  (including printing        21                      61
     and mailing expenses)
    Allocated travel, entertainment
     and other promotional expenses
     (including advertising)                 47                     135


INVESTMENT PERFORMANCE

The Fund's Class A and Class B yields for the month ended November 30, 1995, were:



          Class A                                     Class B
                       Tax-Equivalent                          Tax-Equivalent
  Yield                   Yield                Yield              Yield
  4.95%                   8.20%                4.45%              7.37%


The Fund's average annual total returns at November 30, 1995 were:


                                         Class A Shares



                                                      Since inception
                                       1 year       9/1/94 to 11/30/95
                                                    -------------------

With sales charge of 4.75%             11.71%              6.50%
Without sales charge                   17.28%             10.74%


                                 Class B Shares
                                                         Since inception
                               1 year                   6/8/92 to 11/30/95
                                                        ------------------

With applicable CDSC           11.42% (5.00% CDSC)         6.20%(3.00%CDSC)
Without CDSC                   16.42%                      6.94%


The Fund's Class A and Class B distribution rates at November 30, 1995, based on the most recent month's distribution, annualized, and the maximum offering price at the end of the month, were 6.17% and 5.74%, respectively.


See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN

UMB, n.a. is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.


INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP are the Fund's independent accountants providing audit and tax return preparation services and assistance and consultation in connection with the review of various SEC filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the schedule of financial highlights included in the Prospectus has been so included, in reliance upon the report of Price Waterhouse LLP given on the authority of said firm as experts in accounting and auditing.


The financial statements and Report of Independent Accountants appearing on pages 6 through 25 of the November 30, 1995 Annual Report, are incorporated in this SAI by reference.

                                      INVESTMENT PORTFOLIO
                                NOVEMBER 30, 1995 (IN THOUSANDS)

MUNICIPAL BONDS - 95.5%                                       PAR              VALUE
---------------------------------------------------------------------------------------
AGRICULTURE, FORESTRY & FISHING  - 1.3%
 AGRICULTURE - CROPS
 LA Port New Orleans Industrial Development,
  Continental Grain Co., Series 1993,
    7.500%        07/01/13                               $     2,000       $     2,070
                                                                            -----------

---------------------------------------------------------------------------------------
CERTIFICATES OF PARTICIPATION - 0.4%
 MA Health and Educational Facilities,
  Independent Living Bonds, Series 1993-A,
    8.100%        07/01/18                                       600               609
                                                                            -----------

---------------------------------------------------------------------------------------
CONSTRUCTION - 1.4%
 BUILDING CONSTRUCTION
 IN Hammond Sewer & Solid Waste Disposal,
  American Maize Products Co., Series A,
    8.000%        12/01/24                                     2,000             2,230
                                                                            -----------

---------------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.5%
 REAL ESTATE
 MD Baltimore, Economic Development,
  Park Charles Project, Series 1986,
    8.000%        01/01/10                                       700               752
                                                                            -----------

---------------------------------------------------------------------------------------
GENERAL OBLIGATION - 1.7%
 AZ Apache County School District
  Number 010, Round Valley
  Project of 1987, Series 1990-C,
    9.875%        07/01/05                                        500               559
 CA State of California,
    5.750%        03/01/19                                      2,000             2,007
                                                                            -----------
                                                                                  2,566
                                                                            -----------

---------------------------------------------------------------------------------------
HEALTH - 18.9%
 HOSPITALS - 9.3%
 AL Alabama Special Care Facilities Authority,
  Montgomery Healthcare, Series 1989,
    11.000%       10/01/19                                        295               291
 DE State Economic Development,
  Riverside Hospital, Series 1992-A,
    9.500%        01/01/22                                        610               702
 FL Tarpon Springs Health Facilities
  Authority, Tarpon Springs Hospital
  Foundation, Series 1988,
    8.750%        05/01/12                                      1,000             1,069


                         Investment Portfolio/November 30, 1995
---------------------------------------------------------------------------------------
 GA Clayton Hospital Authority,
  The Woodlands Foundation, Inc.,
  Series 1991-A,
    9.750%        05/01/21 (a)                            $     1,500       $     1,275
 ID State Health Facilities Authority,
  IHC Hospitals, Inc.,
    8.190%        02/15/21                                      1,000             1,152
 IL Health Facilities Authority,
  Edgewater Medical Center, Series A,
                     9.250%        07/01/24                     2,000             2,110
 MI State Hospital Finance Authority:
  Detroit Osteopathic Hospital C,
   Series 1987-A,
    7.500%        11/01/10                                        500               511
  Saratoga Community Hospital,
   Series 1992,
    8.750%        06/01/10                                        295               318
 MO Hannibal Industrial Development,
  Medical Systems of Northeast Missouri,
  Series 1992,
    9.500%        03/01/22                                      1,000             1,169
 NC Lincoln County Hospital Project,
    9.000%        05/01/07                                        350               439
 NJ State Health Care Facilities Financing
  Authority, Raritan Bay Medical Center,
    7.250%        07/01/27                                      2,000             2,012
 PA Cambria County Hospital Authority,
  Conemaugh Valley Memorial Hospital,
  Series 1988-A,
    8.875%        07/01/18                                        165               181
 TN Chattanooga Health Education
  and Housing Facilities Board,
  North Park Hospital Project, Series 1993,
    8.500%        02/01/23                                      1,000             1,036
 VA Dickenson County Industrial
  Development, Volunteer Healthcare
  Systems Inc., Series 1988-A,
    10.750%       06/01/18(a)                                     500               110
 VT State Educational & Health Buildings
  Financing Agency, Springfield Hospital,
  Series A,
    7.750%        01/01/13                                        835               870
 WA State Health Care Facility,
  Grays Harbor Community
  Hospital, Series 1993:
    7.200%        07/01/03                                        210               226
    8.025%        07/01/20                                        960             1,043
                                                                            -----------
                                                                                 14,514
                                                                            -----------

                                    Investment Portfolio/November 30, 1995
---------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                       PAR              VALUE
---------------------------------------------------------------------------------------
HEALTH - CONT.
 HUMAN SERVICES PROVIDERS - 1.2%
 IL Champaign First Mortgage,
  Hoosier Care, Inc., Series 1989-A,
    9.750%        08/01/19                                $       495       $       532
 IN Wabash First Mortgage, Hoosier
  Care, Inc., Series 1989-A,
    9.750%        08/01/19                                        495               531
 TN Shelby County, Health, Education,
  & Housing Facilities Board, Open Arms
  Development Center:
  Series 1992-A,
    9.750%        08/01/19                                        335               392
  Series 1992-C,
    9.750%        08/01/19                                        330               386
                                                                            -----------
                                                                                  1,841
                                                                            -----------
 NURSING HOMES - 8.4%
 AZ Tucson Industrial Development
  Authority, Villa Maria Care Center,
    10.125%       11/01/21                                        350               328
 CO State Health Facilities Authority,
  Denver,
    10.500%       05/01/19 (a)                                    450               310
 DE State Economic Development Authority,
  Churchman Village Project, Series A,
    10.000%       03/01/21                                        750               882
 DE Sussex County Healthcare Facility,
  Delaware Health Corp., Series 1994-A,
    7.600%        01/01/24                                      1,000               977
 FL Broward County, Beverly Enterprises,
    9.800%        11/01/10                                        615               689
 FL Flagler County Industrial
  Redevelopment Authority,
  South Florida Properties, Series 1988,
    10.500%       12/01/18                                        925               931
 FL Gadsden County Industrial Development,
  Florida Housing Properties, Inc.,
  Series 1988-A,
    10.450%      10/01/18                                        340               353
 FL Palm Beach County,
  Hillcrest Manor Project,
    10.250%       12/01/16                                        675               707
 IA State Healthcare Facility Finance
  Authority, Mercy Health Initiatives,
    9.950%        07/01/19                                        500               510
 KS Halstead Industrial Health Care
  Project,
    10.250%       08/01/13                                        335               234


                         Investment Portfolio/November 30, 1995
---------------------------------------------------------------------------------------
 MA State Industrial Finance Agency:
  GF/Massachusetts Inc., Series 1994,
     8.300%        07/01/23                                $     1,000       $       986
  Mary Ann Morse Nursing Home,
   Series 1991-I,
     10.000%       01/01/21                                        500               637
 MI Cheboygan County Economic
  Development Corp.,
  Metro Health Foundation Project,
     10.000%       11/01/22 (a)                                    600               420
 MO Grove Industrial Development Authority,
  First Mortgage Health Care Facility,
  Heritage Manor GR, Series 1988,
     10.250%       11/01/13                                        440               396
 NJ Economic Development Authority,
  Geriatric and Medical Service, Inc.,
  Series A,
     10.500%       05/01/04                                        115               125
 OH Lucas County, Villa North
  Nursing Home, Series 1988-B,
     10.500%       06/01/18                                        300               294
 PA Chartiers Valley Industrial
  and Commercial Authority,
  Beverly Enterprises, Series 1985,
     10.000%       06/01/07                                      1,790             1,953
 PA Chester County Industrial Development,
  Pennsylvania Nursing Home, Inc., Series 1989,
     10.125%       05/01/19                                        450               468
 PA Delaware County Authority,
  Main Line and Haverford Nursing,
  Series 1992,
     9.000%        08/01/22                                         50                54
 PA Lackawanna County Industrial Authority,
  Green Ridge Nursing Center, Inc.,
     10.500%       12/01/10                                        200               213
 PA Luzerne County Industrial Development
  Authority, Millville Nursing Center,
     10.500%       12/01/12                                        235               223
 PA Montgomery County Higher Education
  & Health Authority, AHF/Roslyn-
  Hatboro, Inc. Project,
     9.000%        11/15/22                                        300               312
 PA Philadelphia Authority for Industrial
  Development, First Mortgage, RHA/PA
  Nursing Home, Series 1988,
     10.250%       11/01/18                                        740               769
 VA Beach Development Authority,
  Beverly Enterprises, Series 1985,
     10.000%       04/01/10                                        240               270
                                                                             -----------
                                                                                  13,041
                                                                             -----------

                         Investment Portfolio/November 30, 1995
---------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                       PAR              VALUE
---------------------------------------------------------------------------------------
HOUSING - 18.5%
 ASSISTED LIVING/SENIOR - 3.5%
 CT State Authority, First
  Mortgage Gross Health Care,
  Church-Avery Project, Series 1990,
   9.000%        04/01/20                                 $       500       $       540
 IL State Development Finance Authority,
  Care Institute, Inc.,
   8.250%        06/01/25                                       2,000             2,060
 MN Roseville, Care Institute, Inc.,
  Series 1993,
   7.750%        11/01/23                                       1,270             1,181
 PA Montgomery County Industrial
  Development Authority, Assisted
  Living Facility, Series 1993-A,
   8.250%        05/01/23                                         620               627
 TX Bell County Health Facilities
  Development Corp., Care Institutions, Inc.
   9.000%        11/01/24                                       1,000             1,071
                                                                            -----------
                                                                                  5,479
                                                                            -----------
 MULTI-FAMILY - 11.1%
 AK State Housing Finance Corp.,
  Series 1992-A2,
   6.750%        12/01/24                                       1,735             1,804
 FL Clearwater,
  Hampton Apartments,
   8.250%        05/01/24                                       2,000             2,125
 FL Hialeah Housing Authority,
  Series 1991,
   9.500%        11/01/21                                       2,000             2,100
 FL State Housing Finance Agency,
  Windsong Apartments, Series 1993-C,
   9.250%        01/01/19                                         750               762
 MN Lakeville, Southfork
  Apartment Project, Series 1989-A,
   9.875%        02/01/20                                         700               714
 MN White Bear Lake,
  Birch Lake Townhomes Project,
  Series 1988-A,
   9.750%        07/15/19                                         750               759
 NC Eastern Carolina Regional Housing
  Authority, Jacksonville New River
  Apartments,
   8.250%        09/01/14                                       1,500             1,528
 Resolution Trust Corp.,
  Pass Through Certificates,
  Series 1993-A,
   8.500%        12/01/16 (b)                                   4,248             4,391

                       Investment Portfolio/November 30, 1995
---------------------------------------------------------------------------------------
 SC State Housing Finance and Development,
  Multi-family Housing Finance Revenue,
  Westbridge Apartments, Series A,
   9.500%        09/01/20                                 $       650       $       666
 TN Memphis Center City Finance Corp.,
  Multi-family Housing Board, Riverset
  Apartments-Phase II Project, Series 1989-A,
   9.500%        10/01/19                                         500               454
 TX Galveston Pass Through Certificates,
  Health Facilities Center,
   8.000%        08/01/23                                       1,000             1,043
 VA Alexandria Redevelopment
  & Housing Authority, Courthouse
  Commons Apartments, Series 1990-A,
   10.000%       01/01/21                                         500               508
 VA Roanoke Redevelopment & Housing
  Authority, First Mortgage, Mountain Ridge,
   9.250%        11/01/22                                         500               515
                                                                            -----------
                                                                                 17,369
                                                                            -----------
 SINGLE-FAMILY - 3.9%
 CA Orange County, Series 1983, Issue 1,
   9.250%        09/01/16                                          55                52
 CO State Housing Finance Authority,
  Series D-1,
   7.375%        06/01/26                                       2,000             2,213
 MN Washington County Housing &
  Redevelopment Authority, Cottages of
  Aspen Project,
   9.250%        06/01/22                                         495               509
 MO State Housing Development Commission,
  Series C,
   7.250%        09/01/26                                       3,000             3,304
                                                                            -----------
                                                                                  6,078
                                                                            -----------

---------------------------------------------------------------------------------------
MANUFACTURING - 9.1%
 FURNITURE & FIXTURES - 0.3%
 TN McKenzie Industrial Development Board,
  American Lantern Co.,
   10.500%       05/01/16                                         473               509
                                                                            -----------

 MEASURING & ANALYZING INSTRUMENTS - 0.4%
 MN Brooklyn Park, TL Systems Corp.,
  Series 1991,
   10.000%       09/01/16                                         535               637
                                                                            -----------

 PAPER PRODUCTS - 6.6%
 GA Rockdale County Development
  Authority, Solid Waste Disposal, Visy
  Paper, Inc., Series 1993,
   7.500%        01/01/26                                       2,500             2,563

                       Investment Portfolio/November 30, 1995
---------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                       PAR              VALUE
---------------------------------------------------------------------------------------
MANUFACTURING - CONT.
 PAPER PRODUCTS - CONT.
 LA DeSoto Parish, International Paper,
   6.550%        04/01/19                                 $     1,000       $     1,044
 MI State Strategic Fund,
  Blue Water Fiber Project, Series 1994,
   8.000%        01/01/12                                       2,000             1,927
 MI State Strategic Fund Limited,
  Great Lakes Pulp & Fibre Project,
   10.250%        12/01/16                                      2,500             2,634
 SC Darlington County,
  Industrial Development Authority,
  Sonoco Products Co. Project,
   6.125%        06/01/25                                       2,000             2,070
                                                                            -----------
                                                                                 10,238
                                                                            -----------
 PRIMARY METAL - 1.3%
 LA Vidalia, Alcoa Co. of
  America Project,
   5.875%        09/01/13                                       2,000             2,048
                                                                            -----------

 TRANSPORTATION EQUIPMENT - 0.5%
 MN Buffalo, Von Ruden Manufacturing Inc.,
   10.500%        09/01/14                                        790               851
                                                                            -----------

---------------------------------------------------------------------------------------
MINING - 1.5%
 CRUDE PETROLEUM & NATURAL GAS - 1.2%
 WA Pierce County, Economic
  Development Corp.,
  Occidental Petroleum Co.,
   5.800%        09/01/29                                       2,000             1,888
                                                                            -----------

 METAL MINING - 0.3%
 OH Cuyahoga County,
  Joy Technologies, Inc.,
   8.750%        09/15/07                                         360               391
                                                                            -----------

---------------------------------------------------------------------------------------
POLLUTION CONTROL REVENUE - 5.6%
 GA Wayne County Development Authority,
  Solid Waste Disposal, ITT Royonier,
  Inc., Series 1990,
   8.000%        07/01/15                                         500               561
 IL Bryant Pollution Control Revenue,
  Central Illinois Light Co. Project,
   5.900%        08/01/23                                       1,750             1,792
 OH State Water Development, Pollution
  Control, Pennsylvania Power Co.,
   8.100%        01/15/20                                         500               546
 SC York County Industrial Revenue,
  Hoechst Celanese Corp.,
   5.700%        01/01/24                                       4,535             4,512

                       Investment Portfolio/November 30, 1995
---------------------------------------------------------------------------------------
 TX Matagorda County, Collateralized
  Pollution Control, Houston Lighting
  and Power Co., Series 1986-A,
   7.875%        11/01/16                                 $       800       $       836
 WV Weirton Pollution Control, Weirton
  Steel Corp., Series 1989,
   8.625%        11/01/14                                         500               532
                                                                            -----------
                                                                                  8,779
                                                                            -----------

---------------------------------------------------------------------------------------
PUBLIC FACILITIES IMPROVEMENT - 5.1%
 CO Denver City and County
  Special Facilities Airport,
  United Air Lines, Series 1992-A,
   6.875%        10/01/32                                       5,000             5,125
 MN Mille Lacs Capital Improvement
  Infrastructure, Band of Chippewa,
  Series 1992-A,
   9.250%        11/01/12                                         655               744
 TX Dallas-Fort Worth International Airport,
  American Airlines, Inc.,  Series 1990,
   7.500%        11/01/25                                       2,000             2,140
                                                                            -----------
                                                                                  8,009
                                                                            -----------

---------------------------------------------------------------------------------------
PUBLIC INFRASTRUCTURE - 12.2%
 AIRPORTS - 8.0%
 CO Denver City & County Airport:
  Airport System, Series 1992-C,
   6.750%        11/15/22                                       1,250             1,300
  Denver International Airport, Series 1991-D,
   7.750%        11/15/21                                       2,000             2,233
  Stapleton International Airport, Series 1990-A,
   8.500%        11/15/23                                         250               285
 IL Chicago O'Hare International Airport
  Special Facility, United Airlines, Inc.,
  Series 1988-A,
   8.400%        05/01/18                                         965             1,055
 IN State Airport Authority,
   7.100%        01/15/17                                       4,000             4,350
 TX Alliance Airport Authority,
  American Airlines Project,
   7.500%        12/01/29                                       3,000             3,217
                                                                            -----------
                                                                                 12,440
                                                                            -----------
 TURNPIKES/TOLL ROADS/BRIDGES - 4.2%
 CA Foothill Eastern Transportation
  Corridor Agency, State Toll Road,
  Senior Lien, Series A:
   (c)           01/01/29                                      12,000             1,410
   6.000%        01/01/34                                       1,500             1,466

                        Investment Portfolio/November 30, 1995
---------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                       PAR              VALUE
---------------------------------------------------------------------------------------
PUBLIC INFRASTRUCTURE - CONT.
 TURNPIKES/TOLL ROADS/BRIDGES - CONT.
 CA San Joaquin Hills Transportation Corridor
  Agency, Senior Lien Toll Road,
  Series 1993, Current Interest Bond Series:
  (c)           01/01/23                                  $     5,250       $       932
  5.000%        01/01/33                                        2,000             1,685
 MA State Industrial Finance Agency,
  Series 1990,
  9.000%        10/01/20                                          940             1,081
                                                                            -----------
                                                                                  6,574
                                                                            -----------

---------------------------------------------------------------------------------------
RETAIL TRADE - 1.4%
 MISCELLANEOUS RETAIL
 OH Lake County Economic Development,
  North Madison Properties, Series 1993,
  8.819%        09/01/11                                          545               579
 VA Virginia Beach Development Authority,
  SC Diamond Associates, Inc.,
  8.000%        12/01/10                                        1,500             1,547
                                                                            -----------
                                                                                  2,126
                                                                            -----------

---------------------------------------------------------------------------------------
SERVICES - 0.3%
 HOTELS, CAMPS & LODGING
 MN Burnsville Commercial Development,
  Holiday Inn Project,
  10.600%       06/01/06                                          500               514
                                                                            -----------

---------------------------------------------------------------------------------------
SOLID WASTE - 5.3%
 LAND FILL - 2.0%
 MA State Industrial Finance Agency,
  Peabody Monofill Associates, Inc. Project,
  9.000%        09/01/05                                           950            1,018
 WA Walla Walla Public Corp.,
  Ponderosa Fibres Project,
  9.125%        01/01/26                                        2,000             2,087
                                                                            -----------
                                                                                  3,105
                                                                            -----------

 MISCELLANEOUS DISPOSAL - 1.0%
 CT State Disposal Facility,
  Waterbury Project,  Series 1995,
  9.375%        06/01/16                                        1,500             1,519
                                                                            -----------

 RECYCLING - 0.1%
 GA Fulton County Industrial Development
  Authority, Waste Recycling, Inc.,
  10.500%       12/01/07                                          120               127
                                                                            -----------

                       Investment Portfolio/November 30, 1995
---------------------------------------------------------------------------------------
 RESOURCE RECOVERY - 2.2%
 WY Sweetwater County,
  FMC Corp. Project, Series A,
   7.000%        06/01/24                                 $     3,325       $     3,491
                                                                            -----------

---------------------------------------------------------------------------------------
TAX ALLOCATION - 2.7%
 CA Carson Improvement, Series 1992,
   7.375%        09/02/22                                         975            1,030
 CA Pleasanton Joint Powers Financing
  Reassesment Subordinated Revenue,
  Series 1993-B,
   6.750%        09/02/17                                       1,950             1,960
 IL State Development Finance Authority,
  City of Marion Project,  Series 1991,
   9.625%        09/15/21                                       1,195             1,241
                                                                            -----------
                                                                                  4,231
                                                                            -----------

---------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 1.4%
 AIR TRANSPORTATION
 NY New York City Industrial Development
  Agency, American Airlines,
   6.900%        08/01/24                                       2,000             2,128
                                                                            -----------

---------------------------------------------------------------------------------------
UTILITY - 5.1%
 CO-GENERATION - 1.6%
 FL Martin County Industrial
  Development Authority, Indiantown
  Co-Generation Project,
   7.875%        12/15/25                                       1,000             1,142
 MD State Energy Financing Administration,
  Co-Generation Warrior Run Project,
   7.400%        09/01/19                                       1,250             1,308
                                                                            -----------
                                                                                  2,450
                                                                            -----------
 INDIVIDUAL POWER PRODUCER - 2.0%
 PA State Economic Development Finance
  Authority, Colver Project, Series D,
   7.150%        12/01/18                                       2,900             3,063
                                                                            -----------
 MUNICIPAL ELECTRIC - 1.5%
 CA Colton Public Finance Authority,
   7.500%        10/01/20                                       1,000             1,013
 MN Southern Minnesota Municipal
  Power Agency, Series 1994-A,
   (c)           01/01/25                                       6,660             1,340
                                                                            -----------
                                                                                  2,353
                                                                            -----------

                         Investment Portfolio/November 30, 1995
---------------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                       PAR              VALUE
---------------------------------------------------------------------------------------
WATER & SEWER - 3.1%
 LA Public Facility Belmont Water
  Authority,
    9.000%        03/15/24                                 $      630       $       664
 MA State Industrial Finance Agency,
  Environmental Service Project,
  Series 1994-A,
    8.750%        11/01/21                                      1,000             1,036
 MS Five Lakes Utility District,
    8.250%        07/15/24                                        400               415
 NJ Economic Development Authority,
  Hills Development Co., Series 1988,
    10.500%        09/01/08                                       400               418
 NY New York City Municipal Water
  Finance Authority, Series B,
    5.500%        06/15/19                                     2 ,000             1,995
 OH State Water Development Pollution
  Collateralized Control, The Cleveland
  Electric Illumination, Series 1987 A-2,
    9.750%        11/01/22                                        250               266
                                                                            -----------
                                                                                  4,794
                                                                            -----------

TOTAL  MUNICIPAL BONDS (cost of $142,456) (d)                                   148,814
                                                                            -----------

SHORT-TERM OBLIGATIONS - 2.6%
---------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (e)
 IL State Development Finance Authority,
  Ulhich Children's Home Project,
    3.900%        04/01/07                                      1,500             1,500
 IL  State Health Facilities Authority,
  Franciscan Sisters Health Center,
    4.100%        01/01/18                                        700               700
 MA State Health and Educational Facilities,
  Capital Assets,
    3.800%        01/01/35                                      1,000             1,000
 MI Farmington, Botsford Hospital,
    3.900%        02/15/16                                        300               300
 SC State Jobs Economic Development
  Authority,
    4.100%        12/01/12                                        600               600
                                                                            -----------

TOTAL SHORT-TERM OBLIGATIONS                                                      4,100
                                                                            -----------

OTHER ASSETS & LIABILITIES, NET - 1.9%                                            2,976
---------------------------------------------------------------------------------------

NET ASSETS - 100%                                                           $   155,890
                                                                            -----------

                    Investment Portfolio/November 30, 1995
--------------------------------------------------------------------------------
NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a) This issuer is in default of certain debt covenants. Income is not being accrued.

(b) This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At year end, the value of this security amounted to $4,391 or 2.8% of net assets.

(c) Zero coupon bond.

(d) Cost for federal income tax purposes is the same.

(e) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 1995.


 See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                                NOVEMBER 30, 1995

(In thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $142,456) ...............................  $ 148,814
Short-term obligations .............................................      4,100
                                                                      ---------
                                                                        152,914
Receivable for:
  Interest ......................................   $   3,504
  Fund shares sold ..............................         678
  Investments sold ..............................         211
  Deferred organization expenses ................          30
  Other .........................................          15             4,438
                                                    ---------         ---------
    Total Assets ....................................................   157,352

LIABILITIES
Payable for:
  Distributions .................................         751
  Fund shares repurchased .......................         386
Accrued:
  Deferred Trustees fees ........................           3
Other ...........................................         322
                                                    ---------
    Total Liabilities ..............................................      1,462
                                                                      ---------

NET ASSETS .........................................................  $ 155,890
                                                                      ---------

Net asset value & redemption price per share -
Class A ($17,997/1,759) ............................................  $   10.23
                                                                      ---------

Maximum offering price per share - Class A
($10.23/0.9525) ....................................................  $   10.74(a)
                                                                      ---------

Net asset value & offering price per share -
Class B ($137,893/13,479) ..........................................  $   10.23(b)
                                                                      ---------

COMPOSITION OF NET ASSETS
Capital paid in  ...................................................  $ 153,609
Undistributed net investment income ................................        337
Accumulated net realized loss ......................................     (4,414)
Net unrealized appreciation during the period ......................      6,358
                                                                      ---------
                                                                      $ 155,890
                                                                      ---------

(a) On sales of $50,000 or more the offering price is reduced.

(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


See notes to financial statements.

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 1995

(in thousands)
INVESTMENT INCOME
Interest.................................................................  $ 10,820
EXPENSES
Management fee.............................................      $    759
Service fee................................................           345
Distribution fee - Class B.................................           948
Transfer agent.............................................           227
Bookkeeping fee............................................            58
Trustees fee...............................................            15
Custodian fee..............................................             7
Audit fee..................................................            32
Legal fee..................................................            96
Registration fee...........................................            32
Reports to shareholders....................................             6
Amortization of deferred...................................
  organization expenses....................................            18
Other......................................................            19     2,562
                                                                 --------  --------
       Net Investment Income.............................................     8,258
                                                                           --------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized loss..........................................        (2,355)
Net unrealized appreciation during
  the period...............................................        14,952
                                                                 --------
       Net Gain..........................................................    12,597
                                                                           --------
Net Increase in Net Assets From Operations...............................  $ 20,855
                                                                           --------


See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                               Year ended
(in thousands)                                                 November 30
                                                        ------------------------
INCREASE (DECREASE) IN NET ASSETS                            1995         1994(a)
                                                             ----         -------
Operations:
Net investment income .............................     $   8,258      $   7,305
Net realized loss .................................        (2,355)        (1,389)
Net unrealized appreciation (depreciation) ........        14,952        (11,175)
                                                        ---------      ---------
    Net Increase from Operations ..................        20,855         (5,259)
Distributions:
From net investment income - Class A ..............          (771)           (79)
From net investment income - Class B ..............        (7,619)        (6,882)
                                                        ---------      ---------
                                                           12,465        (12,220)
                                                        ---------      ---------
Fund Share Transactions:
Receipts for shares sold - Class A ................        12,349          7,128
Value of distributions reinvested - Class A .......           218             11
Cost of shares repurchased - Class A ..............        (1,592)          (862)
                                                        ---------      ---------
                                                           10,975          6,277
                                                        ---------      ---------
Receipts for shares sold - Class B ................        30,411         17,113
Value of distributions reinvested - Class B .......         3,686          3,138
Cost of shares repurchased - Class B ..............       (21,223)       (15,255)
                                                        ---------      ---------
                                                           12,874          4,996
                                                        ---------      ---------
    Net Increase from Fund Share Transactions .....        23,849         11,273
                                                        ---------      ---------
        Total Increase (Decrease) .................        36,314           (947)

NET ASSETS
Beginning of period ...............................       119,576        120,523
                                                        ---------      ---------
End of period (including undistributed net
  investment income of $337 and $432,
  respectively)  ..................................     $ 155,890      $ 119,576
                                                        ---------      ---------

NUMBER OF FUND SHARES
Sold - Class A ....................................         1,253            735
Issued for distributions reinvested - Class A .....            22              1
Repurchased - Class A .............................          (162)           (90)
                                                        ---------      ---------
                                                            1,113            646
                                                        ---------      ---------
Sold - Class B ....................................         3,085          1,738
Issued for distributions reinvested - Class B .....           377            317
Repurchased - Class B .............................        (2,157)        (1,558)
                                                        ---------      ---------
                                                            1,305            497
                                                        ---------      ---------


(a) Class A shares were initially offered on September 1, 1994.

See notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                             NOVEMBER 30,1995

NOTE 1. ACCOUNTING POLICIES
--------------------------------------------------------------------------------

ORGANIZATION: Colonial High Yield Municipal Fund (the Fund), a series of Colonial Trust IV, is a diversified portfolio of a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund may issue an unlimited number of shares. The Fund offers Class A shares sold with a front-end sales charge and Class B shares which are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements and conform to generally accepted accounting principles.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the- counter or exchange bid quotation is used.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B distribution fee), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

                 Notes to Financial Statements/November 30, 1995
---------------------------------------------------------------------------

NOTE 1.  ACCOUNTING POLICIES - CONT.

DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses of $95,525 in con-nection with its organization, initial registration with the Securities and Exchange Commission and various states, and the initial public offering of its shares. These expenses were deferred and are being amortized on a straight-line basis over five years.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------

MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each fund's pro rata portion of the combined average net assets of the Fund, Colonial Tax-Exempt Fund, and Colonial Tax-Exempt Insured Fund as follows:

       Average Net Assets                             Annual Fee Rate
   ----------------------------                   -------------------------
      First $1 billion                                     0.60%
      Next $2 billion                                      0.55%
      Next $1 billion                                      0.50%
      Over $4 billion                                      0.45%

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT: Colonial Investors Service Center, Inc., (the Transfer Agent), an affiliate of the Adviser, provides shareholder services and receives a monthly fee equal to 0.14% annually of the Fund's average net assets and receives a reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. For the year ended November 30, 1995, the Fund has been advised that the Distributor retained net underwriting discounts of $27,077 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $264,994 on Class B share redemptions.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

                 Notes to Financial Statements/November 30, 1995
--------------------------------------------------------------------------------

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the the Fund's assets.

NOTE 3.  PORTFOLIO INFORMATION
--------------------------------------------------------------------------------

INVESTMENT ACTIVITY: During the year ended November 30, 1995, purchases and sales of investments, other than short-term obligations, were $54,203,267 and $34,991,513, respectively.

Unrealized appreciation (depreciation) at November 30, 1995, based on cost of investments for both financial statement and federal income tax purposes was approximately:

                   Gross unrealized appreciation .........   $   7,794,000
                   Gross unrealized depreciation .........      (1,436,000)
                                                             -------------
                       Net unrealized appreciation .......   $   6,358,000
                                                             -------------

CAPITAL LOSS CARRYFORWARDS: At November 30, 1995, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                      Year of                                Capital loss
                    expiration                               carryforward
                   ------------                            ---------------
                   1996.................................   $        57,000
                   1997.................................           186,000
                   1998.................................           590,000
                   1999.................................           364,000
                   2000.................................           302,000
                   2002.................................         1,731,000
                   2003.................................         2,398,000
                                                           ---------------
                                                           $     5,628,000
                                                           ---------------

The loss carryforwards expiring in 1996, 1997, 1998, and 1999, respectively, were acquired in the merger with Colonial VIP High Yield Municipal Bond Fund.

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to share- holders as ordinary income.

OTHER: There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:


                                                                                                       PERIOD ENDED
                                                     YEAR ENDED NOVEMBER 30                             NOVEMBER 30
                                     ------------------------------------------------------------------------------
                                              1995                          1994                1993        1992
                                     CLASS A        CLASS B       CLASS A(a)     CLASS B      CLASS B    CLASS B(b)
                                     -------       --------       ----------    --------     --------    ----------
Net asset value -
   Beginning of period ............  $ 9.330       $  9.330        $ 9.800      $ 10.320     $ 10.070     $10.000
                                     -------       --------        -------      --------     --------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .............    0.656          0.583          0.188         0.605        0.609       0.338(c)
Net realized and
unrealized gain (loss) ............    0.912          0.912         (0.496)       (1.016)       0.277       0.041
                                     -------       --------        -------      --------     --------     -------
   Total from Investment
      Operations ..................    1.568          1.495         (0.308)       (0.411)       0.886       0.379
                                     -------       --------        -------      --------     --------     -------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net
investment income .................   (0.668)        (0.595)        (0.162)       (0.579)      (0.636)     (0.309)
                                     -------       --------        -------      --------     --------     -------
Net asset value -
   End of period ..................  $10.230       $ 10.230        $ 9.330      $  9.330     $ 10.320     $10.070
                                     -------       --------        -------      --------     --------     -------
Total return (d) ..................   17.28%         16.42%         (3.15%)(e)    (4.10%)       9.00%       3.80%(e)(f)
                                     -------       --------        -------      --------     --------     -------
RATIOS TO AVERAGE NET ASSETS
Expenses .........................     1.17%(g)       1.92%(g)       1.15%(h)      1.90%        1.94%       2.00%(h)
Fees waived by
   the Adviser ...................       --             --             --            --           --          0.01%(h)
Net investment income ............     6.67%(g)       5.92%(g)       7.19%(h)      6.44%        5.95%       6.83%(h)
Portfolio turnover ...............       26%            26%            25%           25%          31%         13%(h)
Net assets at end
   of period (000) ...............  $17,997       $137,893        $ 6,027      $113,549     $120,523     $63,390

(a) Class A shares were initially offered on September 1, 1994. Per share amounts reflect activity from that date.

(b) The Fund commenced investment operations on June 8, 1992.

(c) Net of fees and expenses waived or borne by the Adviser which amounted to $0.00.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Not annualized.

(f) Had the Adviser not waived or reimbursed a portion of expenses total return would have been reduced.

(g) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior year ratios are net of benefits received, if any.

(h) Annualized.

--------------------------------------------------------------------------------
Federal Income Tax Information (unaudited)
All of the distributions will be treated as exempt income for federal income tax purposes.
--------------------------------------------------------------------------------
                                       24

                        REPORT OF INDEPENDENT ACCOUNTANTS

     T0 THE TRUSTEES OF COLONIAL TRUST IV AND THE SHAREHOLDERS OF
     COLONIAL HIGH YIELD MUNICIPAL FUND

    In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial High Yield Municipal Fund (a series of Colonial Trust IV) at November 30, 1995, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at November 30, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
--------------------
PRICE WATERHOUSE LLP
Boston, Massachusetts
January 12, 1996


                        COLONIAL TRUST IV
                      Cross Reference Sheet
                     Colonial Utilities Fund
                     ------------------------

                             Location or Caption in Statement
Item Number of Form N-1A     of Additional Information

Part B

    10.                      Cover Page
    11.                      Table of Contents
    12.                      Not Applicable
    13.                      Investment Objective and
                             Policies; Fundamental Investment
                             Policies; Other Investment
                             Policies; Miscellaneous
                             Investment Practices; Portfolio
                             Turnover
    14.                      Fund Charges and Expenses;
                             Management of the Colonial Funds
    15.                      Fund Charges and Expenses
    16.                      Fund Charges and Expenses;
                             Management of the Colonial Funds
    17.                      Fund Charges and Expenses;
                             Management of the Colonial Funds
    18.                      Shareholder Meetings
    19. How to Buy Shares; Determination of Net Asset Value; Suspension of Redemptions; Special Purchase
                             Programs/Investor Services;
                             Programs for Reducing or
                             Eliminating Sales Charge; How to
                             Sell Shares; How to Exchange
                             Shares
    20.                      Taxes
    21.                      Fund Charges and Expenses;
                             Management of the Colonial Funds
    22.                      Fund Charges and Expenses;
                             Investment Performance;
                             Performance Measures
    23.                      Independent Accountants




                             COLONIAL UTILITIES FUND

                       Statement of Additional Information

                                 March 29, 1996



This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Colonial Utilities Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated March 29, 1996. This SAI should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus from Colonial Investment Services, Inc., One Financial Center, Boston, MA 02111-2621.

Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the Colonial funds generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.

TABLE OF CONTENTS

Part 1                                                                     Page

Definitions
Investment Objective and Policies
Fundamental Investment Policies
Other Investment Policies
Special Tax Considerations
Portfolio Turnover
Fund Charges and Expenses
Investment Performance
Custodian
Independent Accountant

Part 2


Miscellaneous Investment Practices
Taxes

Management of the Colonial Funds
Determination of Net Asset Value
How to Buy Shares
Special Purchase Programs/Investor Services
Programs for Reducing or Eliminating Sales Charge
How to Sell Shares
Distributions
How to Exchange Shares
Suspension of Redemptions
Shareholder Meetings

Performance Measures
Appendix I
Appendix II








UF--296

                                     Part 1

                             COLONIAL UTILITIES FUND
                       Statement of Additional Information

                                 March 29, 1996


DEFINITIONS
"Trust"          Colonial Trust IV
"Fund"           Colonial Utilities Fund

"Adviser"        Colonial Management Associates, Inc., the Fund's investment adviser

"CISI"           Colonial Investment Services, Inc., the Fund's distributor
"CISC"           Colonial Investors Service Center, Inc., the Fund's investor services and transfer agent

INVESTMENT OBJECTIVE AND POLICIES

The Fund's Prospectus describes its investment objective and investment policies. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that are described or referred to in the Prospectus:


           Short-Term Trading
           Options (on Indices and
           Securities)
           Repurchase Agreements


Except as described below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES
The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.

The Fund may:
1. Issue senior securities only through borrowing from banks for temporary or emergency purposes up to 10% of its net assets; however, it will not purchase additional portfolio securities while borrowings exceed 5% of net assets;
2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;
3.    Invest up to 10% of its net assets in illiquid assets;
4. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;
5. Underwrite securities issued by others only when disposing of portfolio securities;
6. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;
7. And will concentrate more than 25% of its total assets in any single industry; and
8. With respect to 75% of total assets, not purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchases, the Fund would own more than 10% of the outstanding voting shares of such issuer.

OTHER INVESTMENT POLICIES
As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:
1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;
2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities;

3. Own securities of any company if the Trust knows that officers and Trustees of the Trust or officers and directors of the Adviser who individually own more than 0.5% of such securities together own more than 5% of such securities;

4. Invest in interests in oil, gas or other mineral exploration or development programs, including leases;
5. Purchase any security if, as a result of such purchase, more than 5% of its total assets would then be invested in securities of companies (including predecessors) less than three years old;
6.     Pledge more than 33% of its total assets;
7. Purchase any security if, as a result of such purchase, more than 10% of its total assets would then be invested in securities which are restricted as to disposition; and


8. Purchase warrants if, as a result of such purchase, more than 5% of its total assets would then be invested in warrants or more than 2% of its total assets would then be invested in warrants which are not listed on the New York Stock Exchange or American Stock Exchange. (Provided, however, that warrants acquired by the Fund in units or attached to securities will be deemed to be without value.)
9. Purchase or sell real estate (including limited partnership interests) although it may purchase and sell (a) securities which are secured by real estate and (b) securities of companies which invest or deal in real estate; provided, however, that nothing in this restriction shall limit the Fund's ability to acquire or take possession of or sell real estate which it has obtained as a result of enforcement of its rights and remedies in connection with securities otherwise permitted to acquire.


Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act diversification requirement, an issuer is the entity whose revenues support the security.

SPECIAL TAX CONSIDERATIONS
The Fund may designate dividends as eligible for the dividends-received deduction only to the extent that the Fund receives dividends for which the Fund would be entitled to the dividends-received deduction if the Fund were a regular corporation and not a regulated investment company. The dividends-received deduction is available only to corporations and is not available to certain special corporations, such as Subchapter S corporations, to other entities or to individuals. There can be no assurance that the dividends-received deduction will not be reduced or eliminated in the future.

For dividends designated by the Fund as eligible for the dividends-received deduction to qualify as such by a particular shareholder, the shareholder must meet the 46-day holding period. The basis of a shareholder's shares may be reduced by an amount equal to the non-taxed portion of "extraordinary dividends" eligible for the dividends-received deduction.


One-hundred percent of the distributions paid by the Fund from investment income earned in the year ended November 30, 1995, qualified for the corporate dividends-received deduction.


PORTFOLIO TURNOVER

                                  1995           1994
                                  ----           ----
                                   7%             16%


FUND CHARGES AND EXPENSES

Under the Fund's management agreement, the Fund pays the Adviser a monthly fee based on the average daily net assets at the annual rate of 0.65%. The Adviser has voluntarily agreed to waive its fee so that its actual fee will not exceed 0.65% of average daily net assets of the first $1 billion and 0.60% in excess of $1 billion.

Recent Fees paid to the Adviser, CISI and CISC (for the fiscal years ended November 30) (dollars in thousands)

                                  1995         1994            1993
                                  ----         ----            ----
 Management fee                  $7,486       $8,204         $6,352
 Bookkeeping fee                    401          450            325
 Shareholder service and
   transfer agent fee             2,955        3,134          2,197
12b-1 fees:
   Service fee                    2,905        3,187          2,469
   Distribution fee (Class B)     5,843        6,401          4,486



Brokerage Commissions (for the fiscal years ended November 30) (dollars in thousands)


                                        1995                1994          1993
                                        ----                ----          ----
Total commissions                      $ 468              $ 1,067        $1,573
Directed transactions (a)              7,301               16,100             0
Commissions on directed transactions       7                   24           180

(a) See "Management of the Colonial Funds-Portfolio Transactions-Brokerage and Research Services" in Part 2 of this SAI.


Trustees and Trustees Fees

For the fiscal year ended November 30, 1995, and the calendar year ended December 31, 1995, the Trustees received the following compensation for serving as Trustees:

                                                                                            Total Compensation
                             Aggregate                                                      From Fund and
                             Compensation         Pension or                                Fund Complex Paid To
                             From Fund for        Retirement Benefits Estimated Annual      The Trustees For
                             Fiscal Year Ended    Accrued As Part of  Benefits Upon         Calendar Year Ended
Trustee                      November 30, 1995    Fund Expense        Retirement            December 31, 1995(b)
-------                      -----------------    --------            ----------            --------------------

Robert J. Birnbaum            $3,984              -----                 -----                $ 71,250
Tom Bleasdale                  6,198(c)           -----                 -----                  98,000 (d)
Lora S. Collins                5,757              -----                 -----                  91,000
James E. Grinnell              3,981              -----                 -----                  71,250
William D. Ireland, Jr.        7,137              -----                 -----                 113,000
Richard W. Lowry               3,983              -----                 -----                  71,250
William E. Mayer               5,755              -----                 -----                  91,000
James L. Moody, Jr.            6,450(e)           -----                 -----                  94,500 (f)
John J. Neuhauser              5,756              -----                 -----                  91,000
George L. Shinn                6,519              -----                 -----                 102,500
Robert L. Sullivan             6,384              -----                 -----                 101,000
Sinclair Weeks, Jr.            7,070              -----                 -----                 112,000

(b) At December 31, 1995, the Colonial Funds complex consisted of 33 open-end and 5 closed-end management investment company portfolios.
(c)    Includes $3,081 payable in later years as deferred compensation.
(d)    Includes $49,000 payable in later years as deferred compensation.
(e)    Includes $5,095 payable in later years as deferred compensation.
(f) Total compensation of $94,500 for the calendar year ended December 31, 1995 will be payable in later years as deferred compensation.


The following table sets forth the amount of compensation paid to Messrs. Birnbaum, Grinnell and Lowry in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (formerly known as The Charles Allmon Trust, Inc.) (together, Liberty Funds I) for service during the calendar year ended December 31, 1995, and of Liberty Financial Trust (now known as Colonial Trust VII) and LFC Utilities Trust (together, Liberty Funds II) for the period January 1, 1995 through March 26, 1995 (g):


                           Total Compensation           Total Compensation
                           From Liberty Funds II For    From Liberty Funds I For
                           The Period January 1, 1995   The Calendar Year Ended
Trustee                    through March 26, 1995       December 31, 1995 (h)
-------                    ----------------------       ---------------------

Robert J. Birnbaum(i)        $2,900                       $16,675
James E. Grinnell(i)          2,900                        22,900
Richard W. Lowry(i)           2,900                        26,250 (j)

(g) On March 27, 1995, four of the portfolios in the Liberty Financial Trust (now known as Colonial Trust VII) were merged into existing Colonial funds and a fifth was reorganized as a new portfolio of the Trust. Prior to their election as Trustees of the Colonial Funds, Messrs. Birnbaum, Grinnell and Lowry served as Trustees of Liberty Funds II and they continue to serve as Trustees or Directors of Liberty Funds I.
(h) At December 31, 1995, the Liberty Funds I were advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (an intermediate parent of the Adviser).
(i)     Elected as a Trustee of the Colonial Funds complex on April 21, 1995.
(j) Includes $3,500 paid to Mr. Lowry for service as Trustee of Liberty Newport World Portfolio (formerly known as Liberty All-Star World Portfolio) (Liberty Newport) during the calendar year ended December 31, 1995. At December 31, 1995, Liberty Newport was managed by Newport Pacific Management, Inc. and Stein Roe & Farnham Incorporated, each an affiliate of the Adviser.




Ownership of the Fund

At February 29, 1996, the officers and trustees of the Trust as a group owned less than 1% of the then outstanding shares of the Fund.


At March 18, 1996, the following shareholders owned 5% or more of the Fund's outstanding shares: Merrill Lynch, Pierce, Fenner & Smith, Inc., 4800 Deer Lake Drive, Jacksonville, FL 32216 (6.63% of Class A shares); Merrill Lynch, Pierce, Fenner & Smith, Inc., Attention: Book Entry, Mutual Fund Operations, Jacksonville, FL 32216 (19.03% of Class B shares).


At February 29, 1996 there were 23,207 Class A and 49,527 Class B shareholders.

Sales Charges (for the fiscal years ended November 30)(dollars in thousands)

                                 Class A Shares


                                             1995            1994         1993
                                             ----            ----         ----
Aggregate initial sales charges
  on Fund share sales                        $706          $1,892       $12,820
Initial sales charges retained by CISI       $ 74          $  210       $ 1,410


                                 Class B Shares


                                            1995             1994          1993
                                            ----             ----          ----
Aggregate contingent deferred sales
 charges (CDSC) on Fund redemptions
 retained by CISI                          $3,597          $4,073           $912


12b-1 Plans, CDSCs and Conversion of Shares
The Fund offers two classes of shares - Class A and Class B. The Fund may in the future offer other classes of shares. The Trustees have approved 12b-1 plans pursuant to Rule 12b-1 under the Act. Under the Plans, the Fund pays CISI a service fee at an annual rate of 0.25% of average net assets attributed to each class of shares and a distribution fee at the annual rate of 0.75% of average net assets attributed to Class B shares. CISI may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution fee is payable regardless of the amount of CISI's expenses, CISI may in some cases realize a profit from the fees.


The Plans authorize any other payments by the Fund to CISI and its affiliates (including the Adviser) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.


The Trustees believe the Plans could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plans. The Plans may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plans must be approved by the Trustees in the manner provided in the foregoing sentence. The Plans may be terminated at any time by vote of a majority of the independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plans will only be effective if the selection and nomination of the Trustees who are non-interested Trustees is effected by such non-interested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value subject to a CDSC if redeemed within six years after purchase. The CDSC's are described in the Prospectus.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.


Approximately eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.


Sales-related expenses (dollars in thousands) of CISI relating to the Fund for the fiscal year ended November 30, 1995 were:


                                          Class A Shares        Class B Shares

Fees to FSFs                                    $933                 $3,684
Cost  of  sales   material   relating
  to  the  Fund (including printing and
  mailing expenses)                               95                    214
Allocated travel, entertainment and other
  promotional expenses (including advertising)   150                    306



INVESTMENT PERFORMANCE

The Fund's Class A and Class B yields for the month ended November 30, 1995 were 3.82% and 3.26%, respectively.


The Fund's average annual total returns at November 30, 1995, achieved in part under the investment objectives and policies of the Fund prior to its conversion to a utilities fund on March 4, 1992, were:


                                    Class A Shares

                           1 year            5 years                 10 years
                           ------            -------                 --------

With sales charge of 4.75%  22.78%            12.82%                   8.99%
Without sales charge        28.90%            13.93%                   9.52%


                                    Class B Shares

                                                             Since inception
                                 1 year                    5/5/92 to 11/30/95
                                 ------                    -------------------
With applicable CDSC             22.96%(5.00% CDSC)          8.44%(3.00% CDSC)
Without CDSC                     27.96%                           9.11%


The Fund's Class A and Class B distribution rates at November 30, 1995, which are based on the latest month's distributions, annualized, and the maximum offering price at the end of the month, were 4.18% and 3.64%, respectively.


See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN
Boston Safe Deposit and Trust Company is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP are the Fund's independent accountants providing audit and tax return preparation services and assistance and consultation in connection with the review of various SEC filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the schedule of financial highlights included in the Prospectus have been so included, in reliance upon the report of Price Waterhouse LLP given on the authority of said firm as experts in accounting and auditing.


The financial statements and Report of Independent Accountants appearing on pages 6 through 18 of the Fund's November 30, 1995 Annual Report are incorporated in this SAI by reference.

                              INVESTMENT PORTFOLIO

                        NOVEMBER 30, 1995 (IN THOUSANDS)

COMMON STOCKS - 86.2%                                         SHARES         VALUE
----------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES
 COMMUNICATIONS - 26.7%
 AT&T Corp.                                                      200    $   13,200
 Ameritech Corp.                                                 700        38,500
 Bell Atlantic Corp.                                             550        34,650
 BellSouth Corp.                                               1,050        40,819
 Frontier Corp.                                                  275         7,116
 GTE Corp.                                                     1,150        49,019
 MCI Communications Corp.                                        300         8,025
 NYNEX Corp.                                                   1,050        52,106
 Pacific Telesis Group, Inc.                                     100         3,000
 SBC Communications, Inc.                                        725        39,150
 Sprint Corp.                                                    125         5,000
 US West, Inc.                                                   750        23,437
 US West Media Group                                             700        12,600
                                                                        ----------
                                                                           326,622
                                                                        ----------

 ELECTRIC SERVICES - 50.1%
 American Electric Power Co., Inc.                               450        16,931
 Baltimore Gas & Electric Co.                                    100         2,663
 Boston Edison Co.                                               725        20,209
 Carolina Power & Light Co.                                      150         4,931
 Cincinnati Gas & Electric Co.                                 1,100        32,450
 Consolidated Edison Co. of New York                              50         1,444
 DPL, Inc.                                                     1,500        36,000
 Detroit Edison Co.                                            1,225        39,966
 Eastern Utilities Association                                   125         2,873
 Entergy Corp.                                                   500        13,938
 FPL Group, Inc.                                               1,100        47,713
 Florida Progress Corp.                                          275         9,453
 General Public Utilities Corp.                                1,200        37,950
 Hawaiian Electric Industries, Inc.                              488        18,647
 Houston Industries, Inc.                                        125         5,719
 IES Industries, Inc.                                            650        18,038
 KU Energy Corp.                                                 200         5,875
 Kansas City Power & Light Co.                                   700        17,500
 Long Island Lighting Co.                                        550         9,419
 New York State Electric & Gas Corp.                             400        10,400
 Northeast Utilities                                             600        14,325
 Ohio Edison Co.                                                 325         7,394
 PacifiCorp                                                    1,700        33,363
 Peco Energy Co.                                                 350        10,150

                     Investment Portfolio/November 30, 1995

----------------------------------------------------------------------------------
 Pinnacle West Capital Corp.                                     200    $    5,450
 Portland General Corp.                                          600        16,950
 Public Service Co. of Colorado                                  575        19,838
 Public Service Enterprise Group, Inc.                           400        11,850
 Puget Sound Power & Light Co.                                   200         4,650
 Rochester Gas & Electric Corp.                                  125         2,938
 SCE Corp.                                                       300         4,688
 Scana Corp.                                                     325         8,774
 Sierra Pacific Resources                                        250         5,781
 Southern Co.                                                  1,800        41,174
 Texas Utilities Co.                                             775        29,837
 Union Electric Co.                                              100         4,012
 Utilicorp United, Inc.                                          600        16,724
 Western Resources, Inc.                                         650        21,531
                                                                        ----------
                                                                           611,548
                                                                        ----------

 GAS SERVICES - 9.4%
 Energen Corp.                                                   193         4,490
 KN Energy, Inc.                                                 100         2,913
 MCN Corp.                                                       875        19,031
 MDU Resources Group, Inc.                                       225         4,528
 Pacific Enterprises                                             450        12,038
 Panhandle Eastern Corp.                                         600        17,025
 People's Energy Corp.                                           217         6,612
 UGI Corp.                                                       700        14,524
 Williams Companies, Inc.                                        800        33,600
                                                                        ----------
                                                                           114,761
                                                                        ----------

 TOTAL COMMON STOCKS (cost of $965,481)                                  1,052,931
                                                                        ----------

PREFERRED STOCKS - 12.7 %
----------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES
 ELECTRIC SERVICES - 11.2%
 Appalachian Power Co., 7.40%                                     13         1,274
 Arizona Public Service Co., $1.8125, Series W                   180         4,590
 Arkansas Power & Light Co.:
         7.80%                                                    10           990
         7.88%                                                     9           890
 Baltimore Gas & Electric Co.,
   6.75% Sinking Fund                                             29         2,952
 Boston Edison Co., 7.75%                                        100         2,500
 Carolina Power & Light Co., 7.72%                                30         3,030
 Central Maine Power Co., 7.875%                                  16         1,564
 Central Power & Light Co., 7.12%                                 16         1,546
 Cleveland Electric Illuminating Co., A.R.P.,
  Series L                                                        65         4,778
 Commonwealth Edison Co., 7.24%                                   52         5,130

                     Investment Portfolio/November 30, 1995

----------------------------------------------------------------------------------
PREFERRED STOCKS - CONT.                                      SHARES         VALUE
----------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - CONT.
 ELECTRIC SERVICES - CONT.
 Detroit Edison Co.:
         7.36%                                                    45    $    4,545
         7.45%                                                    31         3,130
         7.68%                                                    30         3,001
         7.74%                                                   100         2,500
         7.75%                                                   100         2,563
 Duke Power Co., 7.04%                                            20         2,158
 Florida Power & Light Co.:
         7.40%, Series G                                          24         2,415
         7.40%                                                     4           400
         7.76%                                                    17         1,743
 Georgia Power Co.:
         A.R.P.                                                  110         2,613
         7.80%                                                    11         1,161
 Gulf States Utilities Co.:
         8.80%, Series A                                          17         1,679
         A.R.P., Series A                                         19         1,823
         7.56%                                                    18         1,604
         8.52%                                                     8           780
 Illinois Power Co.:
         A.R.P., Series A                                         25         1,125
         A.R.P., Series B                                         30         1,459
         7.75%                                                    50         2,606
 Jersey Central Power & Light Co., 7.88%                          15         1,470
 Louisiana Power & Light Co., 8.00%, Series 1992                  90         2,295
 Montana Power Company, $6.875                                    30         3,060
 Niagara Mohawk Power Corp.:
         A.R.P., Series B                                        161         3,186
         7.72%                                                    26         1,917
 Northern Indiana Public Service Co., 7.44%                        9           911
 Ohio Edison Co., 7.75%                                          240         6,000
 PSI Energy, Inc.:
         6.88%                                                    36         3,708
         7.44%                                                   235         5,992
 Peco Energy Company, 7.48%                                       30         3,142
 Pennsylvania Power & Light Co., 6.75%                            51         5,227
 Pennsylvania Power Co., 7.75%                                    15         1,425
 Public Service Electric & Gas Co., 7.52%                         32         3,095
 Southern California Edison Co., 7.36%                           125         3,147
 Tampa Electric Company, 7.44%, Series F                          11         1,089
 Texas Utilities Co.:
         7.22%                                                   200         5,500
         7.50%                                                   480        13,320
         7.98%                                                    35         3,841

                     Investment Portfolio/November 30, 1995

----------------------------------------------------------------------------------
 Toledo Edison Co., A.R.P., Series A                              40    $      740
 Union Electric Co., $7.44                                        18         1,809
                                                                        ----------
                                                                           137,423
                                                                        ----------
 GAS SERVICES - 1.1%
 Enron Corp., 8.00%                                              400        10,100
 Pacific Enterprises, $4.50                                        4           264
 Williams Co., Inc., $3.50                                        37         2,683
                                                                        ----------
                                                                            13,047
                                                                        ----------
 PIPELINES - 0.4%
 Enserch Corp. A.R.P., Series E                                   48         4,579
                                                                        ----------

 TOTAL PREFERRED STOCKS (cost of $154,644)                                 155,049
                                                                        ----------

 TOTAL INVESTMENTS - 98.9% (cost of $1,120,125) (a)                      1,207,980
                                                                        ----------

 SHORT-TERM OBLIGATIONS - 1.0%                                 PAR
 ---------------------------------------------------------------------------------
 Repurchase agreement with Bankers Trust Securities
 Corp. dated 11/30/95, due 12/01/95 at 5.90% collateralized
 by U.S. Treasury notes with various maturities to 1997,
 market value $12,194 (repurchase proceeds $11,969)          $11,967        11,967
                                                                        ----------


OTHER ASSETS & LIABILITIES, NET - 0.1%                                       1,355
----------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                     $1,221,302
                                                                        ==========

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) Cost for federal income tax purposes is the same.

Acronym                                                          Name
 A.R.P.                                                Adjustable Rate Preferred


See notes to financial statements.

                       STATEMENT OF ASSETS & LIABILITIES

                               NOVEMBER 30, 1995

(in thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $1,120,125)                               $1,207,980
Short-term obligations                                                   11,967
                                                                     ----------
                                                                      1,219,947
Receivable for:
  Dividends                                                $5,362
  Fund shares sold                                          2,265
  Investments sold                                          1,551
  Interest                                                      2
  Other                                                        32         9,212
                                                           ------    ----------
    Total Assets                                                      1,229,159

LIABILITIES
Payable for:
  Distributions                                             3,974
  Fund shares repurchased                                   3,750
Accrued:
  Deferred Trustees fees                                       22
  Transfer Agent Out-of-Pocket fees                           100
  Other                                                        11
                                                           ------
    Total Liabilities                                                     7,857
                                                                     ----------

NET ASSETS                                                           $1,221,302
                                                                     ==========

Net asset value & redemption price per share -
Class A ($400,349/27,851)                                                $14.37
                                                                     ==========
Maximum offering price per share - Class A
($14.37/0.9525)                                                          $15.09 (a)
                                                                     ==========
Net asset value & offering price per share -
Class B ($820,953/57,110)                                                $14.37 (b)
                                                                     ==========

COMPOSITION OF NET ASSETS
Capital paid in                                                      $1,234,731
Undistributed net investment income                                         796
Accumulated net realized loss                                          (102,080)
Net unrealized appreciation                                              87,855
                                                                     ----------
                                                                     $1,221,302
                                                                     ==========

(a) On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


See notes to financial statements.

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1995

(in thousands)
INVESTMENT INCOME
Dividends                                                                $ 71,455
Interest                                                                      859
                                                                         --------
                                                                           72,314
EXPENSES
Management fee                                               $  7,486
Service fee                                                     2,905
Distribution fee - Class B                                      5,843
Transfer agent                                                  2,955
Bookkeeping fee                                                   401
Trustees fee                                                       47
Custodian fee                                                      38
Audit fee                                                          53
Legal fee                                                          13
Registration fee                                                   33
Reports to shareholders                                            19
Other                                                             139      19,932
                                                             --------    --------
       Net Investment Income                                               52,382

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized loss                                             (21,504)
Net unrealized appreciation during
the period                                                    260,221
                                                             --------
       Net Gain                                                           238,717
                                                                         --------
Net Increase in Net Assets from Operations                               $291,099
                                                                         ========



See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                             Year ended November 30
(in thousands)                                              ------------------------
INCREASE (DECREASE) IN NET ASSETS                               1995           1994
Operations:
Net investment income                                       $   52,382    $   64,059
Net realized loss                                              (21,504)      (38,551)
Net unrealized appreciation (depreciation)                     260,221      (164,651)
                                                            ----------    ----------
    Net Increase (Decrease) from Operations                    291,099      (139,143)
Distributions:
From net investment income - Class A                           (19,543)      (23,148)
From net investment income - Class B                           (33,675)      (39,378)
                                                            ----------    ----------
                                                               237,881      (201,669)
                                                            ----------    ----------
Fund Share Transactions:
Receipts for shares sold - Class A                              41,022        63,527
Value of distributions reinvested - Class A                     14,696        17,112
Cost of shares repurchased - Class A                          (106,875)     (143,099)
                                                            ----------    ----------
                                                               (51,157)      (62,460)
                                                            ----------    ----------
Receipts for shares sold - Class B                              62,927       143,384
Value of distributions reinvested - Class B                     27,317        31,354
Cost of shares repurchased - Class B                          (172,228)     (267,909)
                                                            ----------    ----------
                                                               (81,984)      (93,171)
                                                            ----------    ----------
    Net Decrease from Fund Share Transactions                 (133,141)     (155,631)
                                                            ----------    ----------
        Total Increase (Decrease)                              104,740      (357,300)
NET ASSETS
Beginning of period                                          1,116,562     1,473,862
                                                            ----------    ----------
End of period (including undistributed net investment
  income of $796 and $1,754, respectively)                  $1,221,302    $1,116,562
                                                            ==========    ==========

NUMBER OF FUND SHARES
Sold - Class A                                                   3,230         5,014
Issued for distributions reinvested - Class A                    1,156         1,373
Repurchased - Class A                                           (8,370)      (11,531)
                                                            ----------    ----------
                                                                (3,984)       (5,144)
                                                            ----------    ----------
Sold - Class B                                                   4,945        11,245
Issued for distributions reinvested - Class B                    2,147         2,517
Repurchased - Class B                                          (13,428)      (21,694)
                                                            ----------    ----------
                                                                (6,336)       (7,932)
                                                            ----------    ----------



See notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS

                               November 30, 1995

NOTE 1. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: Colonial Utilities Fund (the Fund), a series of Colonial Trust IV, is a diversified portfolio of a Massachussets business trust registered under the Investment Company Act of 1940, as amended, as a open-end, management investment company. The Fund may issue an unlimited number of shares. The Fund offers Class A shares sold with a front-end sales charge and Class B shares which are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements and conform to generally accepted accounting principles.

SECURITY VALUATION AND TRANSACTIONS: Equity securities are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold, or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B distribution fee), realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the annualized distribution fee applicable to Class B shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

                Notes to Financial Statements/November 30, 1995

NOTE 1. ACCOUNTING POLICIES - CONT.
--------------------------------------------------------------------------------
OTHER: Corporate actions are recorded on the ex-date. Interest income is recorded on the accrual basis.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's average net assets as follows:

                   Average Net Assets                        Annual Fee Rate
                   ------------------                        ---------------
                   First $1 billion                               0.65%
                   Over $1 billion                                0.60%

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus a percentage of the Fund's average net assets as follows:

                   Average Net Assets                        Annual Fee Rate
                   ------------------                        ---------------
                   First $50 million                            No charge
                   Next $950 million                              0.035%
                   Next $1 billion                                0.025%
                   Next $1 billion                                0.015%
                   Over $3 billion                                0.001%

TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services and receives a monthly fee equal to 0.20% annually of the Fund's average net assets and receives a reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. For the year ended November 30, 1995, the Fund has been advised that the Distributor retained net underwriting discounts of $74,182 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $3,596,980 on Class B share redemptions.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

                Notes to Financial Statements/November 30, 1995

--------------------------------------------------------------------------------
OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3. PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the year ended November 30, 1995, purchases and sales of investments, other than short-term obligations, were $83,598,066 and $223,972,181, respectively.

Unrealized appreciation (depreciation) at November 30, 1995, based on cost of investments for both financial statement and federal income tax purposes was:

   Gross unrealized appreciation                               $132,876,705
   Gross unrealized depreciation                                (45,021,216)
                                                               ------------
       Net unrealized appreciation                             $ 87,855,489
                                                               ------------

At November 30, 1995, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                     Year of                                   Capital loss
                   expiration                                  carryforward
                   ----------                                  ------------
                      1996                                     $  3,427,000
                      1997                                       32,911,000
                      1998                                        9,759,000
                      1999                                        3,592,000
                      2000                                        6,425,000
                      2001                                        6,391,000
                      2002                                       38,551,000
                      2003                                       21,504,000
                                                               ------------
                                                               $122,560,000
                                                               ------------

The loss carryforwards expiring in 1996, and $11,630,000 and $5,427,000 of the loss carryforwards expiring in 1997 and 1998, respectively, were acquired in the merger with Colonial Corporate Cash Trust II.

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: The Fund concentrates its investments in utility securities and certain other industries, subjecting it to greater risk than a fund that is more diversified.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                          Year ended November 30
                                              ---------------------------------------------
                                                       1995                      1994
                                              Class A       Class B       Class A   Class B
                                              -------       -------       -------   -------
Net asset value -
   Beginning of period                        $11.720       $11.720       $13.600   $13.600
                                              -------       -------       -------   -------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                           0.640         0.544         0.681     0.587
Net realized and
unrealized gain (loss)                          2.659         2.659        (1.896)   (1.896)
                                              -------       -------       -------   -------
   Total from Investment
      Operations                                3.299         3.203        (1.215)   (1.309)
                                              -------       -------       -------   -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net
investment income                              (0.649)       (0.553)       (0.665)   (0.571)
From capital
paid in                                           ---           ---           ---       ---
                                              -------       -------       -------   -------
  Total Distributions
   Declared to
   Shareholders                                (0.649)       (0.553)       (0.665)   (0.571)
                                              -------       -------       -------   -------
Net asset value -
   End of period                              $14.370       $14.370       $11.720   $11.720
                                              =======       =======       =======   =======
Total return (d)                                28.90%        27.96%       (9.04)%   (9.73)%
                                              =======       =======       =======   =======

RATIOS TO AVERAGE NET ASSETS
Expenses                                         1.21% (e)     1.96% (e)     1.23%     1.98%
Net investment income                            5.00% (e)     4.25% (e)     5.49%     4.74%
Portfolio turnover                                  7%            7%           16%       16%
Net assets at end
of period (in millions)                       $   400       $   821       $   373   $   744

(a) All per share amounts have been restated to reflect the 4-for-1 stock split effective February 10, 1992.
(b) Class B shares were initially offered on May 5, 1992. Per share amounts reflect activity from that date.
(c) The return of capital is for book purposes only and is a result of book-tax differences from the merger of Colonial Utilities Fund (formerly Colonial Corporate Cash Trust I) and Colonial Corporate Cash Trust II in a prior year. The 1992 amount represents a reclassification for book purposes only relating to that merger.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior year ratios are net of benefits received, if any.
(f) Not annualized.
(g) Annualized.

                             Year ended November 30
================================================================================
          1993                            1992(a)                    1991(a)
Class A         Class B         Class A           Class B (b)        Class A
-------         -------         -------           -------            -------

$12.960         $12.960         $11.440           $12.310            $10.090
-------         -------         -------           -------            -------


  0.713           0.612           0.741             0.296              0.917

  0.616           0.616           1.517             0.691              1.377
-------         -------         -------           -------            -------

  1.329           1.228           2.258             0.987              2.294
-------         -------         -------           -------            -------


 (0.689)         (0.588)         (0.727)           (0.337)            (0.941)


    ---             ---          (0.011)(c)           ---             (0.003)(c)
-------         -------         -------           -------            -------


 (0.689)         (0.588)         (0.738)           (0.337)            (0.944)
-------         -------         -------           -------            -------

$13.600         $13.600         $12.960           $12.960            $11.440
=======         =======         =======           =======            =======
  10.20%           9.42%          20.21%             6.06%(f)          23.56%
=======         =======         =======           =======            =======


   1.19%           1.94%           1.16%             1.91%(g)           1.11%
   4.92%           4.17%           5.52%             4.77%(g)           8.50%
      6%              6%             35%               35%                 1%

$   503         $   971         $   232           $   156            $   135

--------------------------------------------------------------------------------
Federal Income Tax Information (unaudited)
100% of the distributions paid by the Fund from investment income earned in the year ended November 30, 1995, qualify for the corporate dividends received deduction.

                       REPORT OF INDEPENDENT ACCOUNTANTS

T0 THE TRUSTEES OF COLONIAL TRUST IV AND THE SHAREHOLDERS OF
   COLONIAL UTILITIES FUND

   In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Utilities Fund (a series of Colonial Trust IV) at November 30, 1995, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at November 30, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
--------------------
PRICE WATERHOUSE LLP
Boston, Massachusetts
January 12, 1996

                       STATEMENT OF ADDITIONAL INFORMATION
                                     PART 2

The following information applies generally to most Colonial funds. "Colonial funds" or "funds" include each series of Colonial Trust I, Colonial Trust II, Colonial Trust III, Colonial Trust IV, Colonial Trust V, Colonial Trust VI and Colonial Trust VII. In certain cases, the discussion applies to some but not all of the Colonial funds, and you should refer to your Fund's Prospectus and to
Part 1 of this SAI to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.


MISCELLANEOUS INVESTMENT PRACTICES

Part 1 of this Statement lists on page b which of the following investment practices are available to your Fund.

Short-Term Trading

In seeking the fund's investment objective, the Adviser will buy or sell portfolio securities whenever it believes it is appropriate. The Adviser's decision will not generally be influenced by how long the fund may have owned the security. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. The fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when the Adviser considers a change in the fund's portfolio.


Lower Rated Bonds
Lower rated bonds are those rated lower than Baa by Moody's, BBB by S&P, or comparable unrated securities. Relative to comparable securities of higher quality:

1.           the market price is likely to be more volatile because:


     a. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default;


          b. the secondary market may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;


          c. existing legislation limits and future legislation may further limit (i) investment by certain institutions or (ii) tax deductibility of the interest by the issuer, which may adversely affect value; and


       d. certain lower rated bonds do not pay interest in cash on a current basis. However, the fund will accrue and distribute this interest on a current basis, and may have to sell securities to generate cash for distributions.


2. the fund's achievement of its investment objective is more dependent on the Adviser's credit analysis.


3. lower rated bonds are less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

Small Companies
Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

Foreign Securities

The fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the fund, will be held by the fund's custodian or by a subcustodian or depository. See also "Foreign Currency Transactions" below.

The fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. The PFIC tax is the highest ordinary income rate, and it could be increased by an interest charge on the deemed tax deferral.

The fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the fund to recognize as income any appreciation (but not depreciation) on its holdings of PFICs as of the end of its fiscal year.


Zero Coupon Securities (Zeros)

The fund may invest in debt securities which do not pay interest, but instead are issued at a deep discount from par. The value of the security increases over time to reflect the interest accreted. The value of these securities may fluctuate more than similar securities which are issued at par and pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the fund and distributed to its shareholders. These distributions must be made from the fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income ultimately may be reduced as a result.


Step Coupon Bonds (Steps)

The fund may invest in debt securities which do not pay interest for a stated period of time and then pay interest at a series of different rates for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities are subject to the volatility risk of zero coupon bonds for the period when no interest is paid.


Pay-In-Kind (PIK) Securities

The fund may invest in securities which pay interest either in cash or additional securities at the issuer's option. These securities are generally high yield securities and in addition to the other risks associated with investing in high yield securities are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.


Money Market Instruments

Government obligations are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Supranational obligations are issued by supranational entities and are generally designed to promote economic improvements. Certificates of deposits are issued against deposits in a commercial bank with a defined return and maturity. Banker's acceptances are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. Commercial paper are promissory notes issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Short-term corporate obligations are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. Participation Interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the fund would be allowed to invest in directly.


Securities Loans

The fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the fund fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The fund may also call such loans in order to sell the securities involved.


Forward Commitments

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when issued securities") if the fund holds until the settlement date, in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.


Mortgage Dollar Rolls
In a mortgage dollar roll, the fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. Also, the transaction costs may exceed the return earned by the fund from the transaction.


Repurchase Agreements

The fund may enter into repurchase agreements. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is a fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. The Adviser will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.


Reverse Repurchase Agreements

In a reverse repurchase agreement, the fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the fund and, therefore, as a form of leverage. The fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.


Options on Securities

Writing covered options. The fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Adviser, such transactions are consistent with the fund's investment objective and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.


The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.



The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.



The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.



If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.



Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.



Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the fund might have realized had it bought the underlying security at the time it purchased the call option.



Over-the-Counter (OTC) options. The Staff of the Division of Investment Management of the Securities and Exchange Commission has taken the position that OTC options purchased by the fund and assets held to cover OTC options written by the fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the fund intends to enter into OTC options transactions only with primary dealers in U.S. Government Securities and, in the case of OTC options written by the fund, only pursuant to agreements that will assure that the fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your fund's Prospectus) of the fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the fund, (ii) OTC options purchased by the fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.



Risk factors in options transactions. The successful use of the fund's options strategies depends on the ability of the Adviser to forecast interest rate and market movements correctly.



When it purchases an option, the fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying securities, since the fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.



The effective use of options also depends on the fund's ability to terminate option positions at times when the Adviser deems it desirable to do so. Although the fund will take an option position only if Colonialthe Adviser believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.



If a secondary trading market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.



A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit the fund's ability to realize its profits or limit its losses.



Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the fund has expired, the fund could lose the entire value of its option.


Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Futures Contracts and Related Options

Upon entering into futures contracts, in compliance with the SEC's requirements, cash, cash equivalents or high-grade debt securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian. For example, if a fund investing primarily in foreign equity securities enters into a contract denominated in a foreign currency, the fund will segregate cash, cash equivalents or high-grade debt securities equal in value to the difference between the fund's obligation under the contract and the aggregate value of all readily marketable equity securities denominated in the applicable foreign currency held by the fund.



A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on commodity exchange or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.


Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract, although the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government Securities. This amount is known as "initial margin". The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.


Subsequent payments, called "variation margin", to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."


The fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.


Options on futures contracts. The fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or equivalents equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of the fund's custodian. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.


As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.


The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.


Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to the Adviser `s ability to predict correctly movements in the direction of interest rates and other factors affecting securities markets.


Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.


There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.


To reduce or eliminate a hedge position held by the fund, the fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.


Use by tax-exempt funds of U.S. Treasury security futures contracts and options. The fund investing in tax-exempt securities issued by a governmental entity may purchase and sell futures contracts and related options on U.S. Treasury securities when, in the opinion of the Adviser, price movements in Treasury security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury futures contract at the specified option exercise price at any time during the period of the option.


In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.


Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.


There are several risks in connection with the use by the fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Adviser will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the fund's portfolio securities sought to be hedged.


Successful use of the index futures by the fund for hedging purposes is also subject to the Adviser's ability to predict correctly movements in the direction of the market. It is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurs, the fund would lose money on the futures and also experience a decline in the value in its portfolio securities. However, while this could occur to a certain degree, the Adviser believes that over time the value of the fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased valued of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.


In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Adviser may still not result in a successful hedging transaction.


Options on index futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.


Options on indices. As an alternative to purchasing call and put options on index futures, the fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures.


Foreign Currency Transactions

The fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.


The fund may engage in both "transaction hedging" and "position hedging". When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables of the fund generally arising in connection with the purchase or sale of its portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.


The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.


For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the fund the right to purchase a currency at the exercise price until the expiration of the option.


When it engages in position hedging, the fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the fund expects to purchase, when the fund holds cash or short-term investments). In connection with position hedging, the fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The fund may also purchase or sell foreign currency on a spot basis.


The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.


It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.


Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.


Currency forward and futures contracts. Upon entering into such contracts, in compliance with the SEC's requirements, cash, cash equivalents or high-grade debt securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian. For example, if a fund investing primarily in foreign equity securities enters into a contract denominated in a foreign currency, the fund will segregate cash, cash equivalents or high-grade debt securities equal in value to the difference between the fund's obligation under the contract and the aggregate value of all readily marketable equity securities denominated in the applicable foreign currency held by the fund.


A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.


Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.


At the maturity of a forward or futures contract, the fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.


Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.


Currency options. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.


The fund will only purchase or write currency options when the Adviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.


The value of any currency, including the U.S. dollars, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.


Settlement procedures. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.


Foreign currency conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.


Participation Interests

The fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the fund in connection with the arrangement. The fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.


Stand-by Commitments

When the fund purchases municipal obligations it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the fund, although it could sell the underlying municipal obligation to a third party at any time.


The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities.) The total amount paid in either manner for outstanding stand-by commitments held in the fund portfolio will not exceed 10% of the value of the fund's total assets calculated immediately after each stand-by commitment is acquired. The fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.


Inverse Floaters
Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

TAXES
All discussions of taxation at the shareholder level relate to federal taxes only. Consult your tax adviser for state and local tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons.


Dividends Received Deductions. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate AMT.


Return of Capital Distributions. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital reduces the cost basis in the shares to below zero.


Funds that invest in U.S. Government Securities. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisers about the applicability of state and local intangible property, income or other taxes to their fund shares and distributions and redemption proceeds received from the fund.


Distributions from Tax-Exempt Funds. Each tax-exempt fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from Federal income tax when received by a shareholder. The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different than the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.


The Tax Reform Act of 1986 makes income from certain "private activity bonds" issued after August 7, 1986, a tax preference item for the alternative minimum tax (AMT) at the maximum rate of 28% for individuals and 20% for corporations. If the fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Other provisions of the Tax Reform Act affect the tax treatment of distributions for corporations, casualty insurance companies and financial institutions; interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are taxable to shareholders as ordinary income. Any distributions of net long-term gains will in general be taxable to shareholders as long-term capital gains regardless of the length of time fund shares are held.

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the fund.

Special Tax Rules Applicable to Tax-Exempt Funds. Income distributions to shareholders who are substantial users or related persons of substantial users of facilities financed by industrial revenue bonds may not be excludable from their gross income if such income is derived from such bonds. Income derived from the fund's investments other than tax-exempt instruments may give rise to taxable income. The fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of fund shares to the extent of tax-exempt dividends paid during that period. A shareholder that borrows money to purchase the fund's shares will not be able to deduct the interest paid with respect to such borrowed money.


Sales of Shares. In general, any gain or loss realized upon a taxable disposition of shares by a shareholder will be treated as long-term capital gain or loss if the shares have been held for more than twelve months, and otherwise as short-term capital gain or loss assuming such shares are held as a capital asset. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.


Backup Withholding. Certain distributions and redemptions may be subject to a 31% backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the Ffund. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, CISC may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.

Excise Tax. To the extent that the Fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Adviser, intends to avoid this tax except when the cost of processing the distribution is greater than the tax.

Tax Accounting Principles. To qualify as a "regulated investment company," the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of certain assets held less than three months; (c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than U.S. Government securities).

Futures Contracts. Accounting for futures contracts will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on the closing out of a futures contract will result in a capital gain or loss for tax purposes. In addition, certain futures contracts held by the fund (so-called "Section 1256 contracts") will be required to be "marked-to-market" (deemed sold) for federal income tax purposes at the end of each fiscal year. Sixty percent of any net gain or loss recognized on such deemed sales or on actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

However, if a futures contract is part of a "mixed straddle" (i.e., a straddle comprised in part of Section 1256 contracts), a fund may be able to make an election which will affect the character arising from such contracts as long-term or short-term and the timing of the recognition of such gains or losses. In any event, the straddle provisions described below will be applicable to such mixed straddles.

Special Tax Rules Applicable to "Straddles". The straddle provisions of the Code may affect the taxation of the fund's options and futures transactions and transactions in securities to which they relate. A "straddle" is made up of two or more offsetting positions in "personal property," including debt securities, related options and futures, equity securities, related index futures and, in certain circumstances, options relating to equity securities, and foreign currencies and related options and futures.

The straddle rules may operate to defer losses realized or deemed realized on the disposition of a position in a straddle, may suspend or terminate the fund's holding period in such positions, and may convert short-term losses to long-term losses in certain circumstances.

Foreign Currency-Denominated Securities and Related Hedging Transactions. The fund's transactions in foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's total assets at the end of its fiscal year are invested in securities of foreign corporate issuers, the fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain foreign taxes paid by the fund. The Adviser will consider the value of the benefit to a typical shareholder, the cost to the fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by the fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.


Certain securities are considered to be Passive Foreign Investment Companies (PFICS) under the Code, and the fund is liable for any PFIC-related taxes.


MANAGEMENT OF THE COLONIAL FUNDS (in this section, and the following sections entitled "Trustees and Officers," "The Management Agreement," "Administration Agreement," "The Pricing and Bookkeeping Agreement," "Portfolio Transactions," "Investment decisions," and "Brokerage and research services," the "Adviser" refers to Colonial Management Associates, Inc.) The Adviser is the investment adviser to each of the Colonial funds (except for Colonial Municipal Money Market Fund, Colonial Global Utilities Fund and Colonial Newport Tiger Fund -see
Part I of each Fund's respective SAI for a description of the investment adviser). The Adviser is a subsidiary of The Colonial Group, Inc. (TCG), One
Financial  Center,  Boston,  MA 02111.  TCG is a direct  subsidiary  of  Liberty
Financial Companies, Inc. (Liberty Financial), which in turn is a direct subsidiary of LFC Holdings, Inc., which in turn is a direct subsidiary of Liberty Mutual Equity Corporation, which in turn is a wholly-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S. Liberty Financial's address is 600 Atlantic Avenue, Boston, MA 02210. Liberty Mutual's address is 175 Berkeley Street, Boston, MA 02117.

Trustees and Officers (this section applies to all of the Colonial funds)

                                         Position with
Name and Address                Age      Fund               Principal Occupation During Past Five Years
----------------                ---      ----               -------------------------------------------


Robert J. Birnbaum(1) (2)       68       Trustee            Retired since 1994 (formerly Special Counsel, Dechert
313 Bedford Road                                            Price & Rhoads from September, 1988 to December, 1993)
Ridgewood, NJ 07450

Tom Bleasdale                   65       Trustee            Retired since 1993 (formerly Chairman of the Board and
1508 Ferncroft Tower                                        Chief Executive Officer, Shore Bank & Trust Company from
Danvers, MA 01923                                           1992-1993), is a Director of The Empire Company since
                                                            June, 1995 (3)

Lora S. Collins                 60       Trustee            Attorney with Kramer, Levin, Naftalis, Nessen, Kamin &
919 Third Avenue                                            Frankel since September, 1986 (3)
New York, NY 10022

James E. Grinnell (1) (2)       66       Trustee            Private Investor since November, 1988
22 Harbor Avenue
Marblehead, MA 01945

William D. Ireland, Jr.         72       Trustee            Retired since 1990, is a Trustee of certain charitable
103 Springline Drive                                        and non-charitable organizations since February, 1990 (3)
Vero Beach, FL 32963

Richard W. Lowry (1) (2)        59       Trustee            Private Investor since August, 1987
10701 Charleston Drive
Vero Beach, FL 32963

William E. Mayer*               55       Trustee            Dean, College of Business and Management, University of
College Park, MD 20742                                      Maryland since October, 1992 (formerly Dean, Simon
                                                            Graduate School of Business, University of Rochester from
                                                            October, 1991 to July, 1992 (3)




James L. Moody, Jr.             64       Trustee            Chairman of the Board, Hannaford Bros., Co. since May,
                                                            1984 (formerly Chief Executive Officer, Hannaford Bros.
                                                            Co. from May, 1984 to May, 1992) (3)

John J. Neuhauser               52       Trustee            Dean, Boston College School of Management since 1978 (3)
140 Commonwealth Avenue
Chestnut, Hill MA 02167

George L. Shinn                 73       Trustee            Financial Consultant since 1989 (formerly Chairman, Chief
The First Boston Corp.                                      Executive Officer and Consultant, The First Boston
Tower Forty Nine                                            Corporation from 1983 to July, 1991) (3)
12 East 49th Street
New York, NY 10017

Robert L. Sullivan              68       Trustee            Self-employed Management Consultant since January, 1989
7121 Natelli Woods Lane                                     (3)
Bethesda, MD 20817








Sinclair Weeks, Jr.             72       Trustee            Chairman of the Board, Reed & Barton Corporation since
Bay Colony Corporate Ctr.                                   1987 (3)
Suite 4550
1000 Winter Street
Waltham, MA 02154

Harold W. Cogger                59       President         President of Colonial funds since March, 1996
                                         (formerly Vice     (formerly Vice President from July, 1993 to March,
                                         President)         1996); is President since July, 1993, Chief Executive
                                                            Officer since March,
                                                            1995  and   Director
                                                            since March, 1984 of
                                                            the          Adviser
                                                            (formerly  Executive
                                                            Vice   President  of
                                                            the   Adviser   from
                                                            October,   1989   to
                                                            July,         1993);
                                                            President      since
                                                            October, 1994, Chief
                                                            Executive    Officer
                                                            since  March,   1995
                                                            and  Director  since
                                                            October,   1981   of
                                                            TCG;  Executive Vice
                                                            President        and
                                                            Director,    Liberty
                                                            Financial (3)

Peter L. Lydecker               41       Controller         Controller of Colonial funds since June, 1993 (formerly
                                         (formerly          Assistant Controller from March, 1985 to June, 1993);
                                         Assistant          Vice President of the Adviser since June, 1993
                                         Controller)        (formerly Assistant Vice President of the Adviser from
                                                            August, 1988 to June, 1993) (3)

Davey S. Scoon                  48       Vice President     Vice President of Colonial funds since June, 1993, is
                                                            Executive Vice President since July, 1993 and Director
                                                            since March, 1985 of the Adviser (formerly Senior Vice
                                                            President and Treasurer of the Adviser from March, 1985
                                                            to July, 1993); Executive Vice President and Chief
                                                            Operating Officer, TCG since March, 1995 (formerly Vice
                                                            President - Finance and Administration of TCG from
                                                            November, 1985 to March, 1995) (3)

Richard A. Silver               48       Treasurer and      Treasurer and Chief Financial Officer of Colonial funds
                                         Chief Financial    since July, 1993 (formerly Controller from July, 1980
                                         Officer            to July, 1993), is Senior Vice President and Director
                                         (formerly          since April, 1988 and Treasurer and Chief Financial
                                         Controller)        Officer since July, 1993 of the Adviser (formerly
                                                            Assistant  Treasurer
                                                            from  January,  1978
                                                            to   July,    1993);
                                                            Treasurer  and Chief
                                                            Financial Officer of
                                                            TCG since July, 1993
                                                            (formerly  Assistant
                                                            Treasurer   of   TCG
                                                            from  January,  1985
                                                            to July, 1993) (3)

Arthur O. Stern                 56       Secretary          Secretary of Colonial funds since 1985, is Director
                                                            since 1985, Executive Vice President since July, 1993,
                                                            General Counsel, Clerk and Secretary since March, 1985
                                                            of the Adviser; Executive Vice President, Legal since
                                                            March, 1995 and Clerk since March, 1985  of TCG
                                                            (formerly Executive Vice President, Compliance from
                                                            March, 1995 to March, 1996 and Vice President - Legal
                                                            of TCG from March, 1985 to March, 1995) (3)


(1)      Elected to the Colonial Funds complex on April 21, 1995.

(2) On April 3, 1995, and in connection with the merger of TCG with a subsidiary of into Liberty Financial which occurred on March 27, 1995, Liberty Financial Trust (LFT) changed its name to Colonial Trust VII. Prior to the merger, each of Messrs. Birnbaum, Grinnell, and Lowry was a Trustee of LFT. Mr. Birnbaum has been a Trustee of LFT since November, 1994. Each of Messrs. Grinnell and Lowry has been a Trustee of LFT since August, 1991. Each of Messrs. Grinnell and Lowry continue to serve as Trustees under the new name, Colonial Trust VII, along with each of the other Colonial Trustees named above. The Colonial Trustees were elected as Trustees of Colonial Trust VII effective April 3, 1995.

(3) Elected as a Trustee or officer of the LFC Utilities Trust, the master fund in Colonial Global Utilities Fund, a series of Colonial Trust III (LFC Portfolio) on March 27, 1995 in connection with the merger of TCG with a subsidiary of Liberty Financial.

* Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) of the fund or the Adviser.

The address of the officers of each Colonial Fund is One Financial Center, Boston, MA 02111.

The Trustees serve as trustees of all Colonial funds for which each Trustee will receive an annual retainer of $45,000 and attendance fees of $7,500 for each regular joint meeting and $1,000 for each special joint meeting. Committee chairs receive an annual retainer of $5,000. Committee members receive an annual retainer of $1,000 and $1,000 for each special meeting attended. Two-thirds of the Trustee fees are allocated among the Colonial funds based on the fund's relative net assets and one-third of the fees are divided equally among the Colonial funds.


The Adviser and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Adviser currently serves as investment adviser and administrator for 30 open-end and 5 closed-end management investment company portfolios, and is the administrator for 3 open-end management investment company portfolios (collectively, Colonial funds). Trustees and officers of the Trust, who are also officers of the Adviser or its affiliates will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust. More than 30,000 financial advisers have recommended Colonial funds to over 800,000 clients worldwide, representing more than $15.5 billion in assets.


The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.


The Management Agreement (this section does not apply to the Colonial Municipal Money Market Fund, Colonial Global Utilities Fund or Colonial Newport Tiger
Fund) Under a Management Agreement (Agreement), the Adviser has contracted to furnish each fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Colonial fund pays a monthly fee based on the average of the daily closing value of the total net assets of each fund for such month.


The Adviser's compensation under the Agreement is subject to reduction in any fiscal year to the extent that the total expenses of each fund for such year (subject to applicable exclusions) exceed the most restrictive applicable expense limitation prescribed by any state statute or regulatory authority in which the Trust's shares are qualified for sale. The most restrictive expense limitation applicable to a Colonial fund is 2.5% of the first $30 million of the Trust's average net assets for such year, 2% of the next $70 million and 1.5% of any excess over $100 million.


Under the Agreement, any liability of the Adviser to the fund and its shareholders is limited to situations involving the Adviser's own willful misfeasance, bad faith, gross negligence or reckless disregard of duties.


The Agreement may be terminated with respect to the fund at any time on 60 days' written notice by the or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval.


The Adviser pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Adviser including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of typesetting for its Prospectuses and the cost of printing and mailing any Prospectuses sent to shareholders. CISI pays the cost of printing and distributing all other Prospectuses.


The Agreement provides that the Adviser shall not be subject to any liability to the Trust or to any shareholder of the Trust for any act or omission in the course of or connected with rendering services to the Trust in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of the Adviser.


Administration Agreement (this section applies only to the Colonial Municipal Money Market Fund, Colonial Global Utilities Fund and Colonial Newport Tiger Fund and their respective Trusts)

Under an Administration Agreement with each Fund, Adviser, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:


               (a)  providing office space, equipment and clerical personnel;


               (b) arranging, if desired by the respective Trust, for its Directors, officers and employees to serve as Trustees, officers or agents of each Fund;

               (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;


               (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;


               (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

               (f)  maintaining certain books and records of each Fund.


With respect to the Colonial Municipal Money Market Fund, the Administration Agreement for this Fund provides for the following services in addition to the services referenced above:


            (g) monitoring compliance by the Fund with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act") and reporting to the Trustees from time to time with respect thereto; and

            (h) monitoring the investments and operations of the SR&F Municipal Money Market Portfolio (Municipal Money Market Portfolio) in which Colonial Municipal Money Market Fund is invested and the LFC Portfolio and reporting to the Trustees from time to time with respect thereto.


The Administration Agreement has a one year term. The Adviser is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this Statement of Additional Information.


The Pricing and Bookkeeping Agreement

The Adviser provides pricing and bookkeeping services to each Colonial fund pursuant to a Pricing and Bookkeeping Agreement. The Pricing and Bookkeeping Agreement has a one-year term. The Adviser, in its capacity as the Administrator to each of Colonial Municipal Money Market Fund and Colonial Global Utilities Fund, is paid an annual fee of $18,000, plus 0.0233% of average daily net assets in excess of $50 million. For each of the other Colonial funds (except for Colonial Newport Tiger Fund), the Adviser is paid monthly a fee of $2,250 by each fund, plus a monthly percentage fee based on net assets of the fund equal to the following:


                  1/12 of 0.000%  of the  first  $50  million;
                  1/12 of  0.035%  of the next  $950  million;
                  1/12 of 0.025% of the next $1 billion;  1/12
                  of 0.015% of the next $1 billion; and 1/12 of 0.001% on the excess over $3 billion


The Adviser provides pricing and bookkeeping services to Colonial Newport Tiger Fund for an annual fee of $27,000, plus 0.035% of Colonial Newport Tiger Fund's average net assets over $50 million.


Stein Roe & Farnham Incorporated, the investment adviser of each of the Municipal Money Market Portfolio and LFC Portfolio, provides pricing and bookkeeping services to each Portfolio for a fee of $25,000 plus 0.0025% annually of average daily net assets of each Portfolio over $50 million.


Portfolio Transactions

The following sections entitled "Investment decisions" and "Brokerage and research services" do not apply to Colonial Municipal Money Market Fund, Colonial U.S. Fund for Growth ,and Colonial Global Utilities Fund,. For each of these funds, see Part 1 of its respective SAI. The Adviser of Colonial Newport Tiger Fund follows the same procedures as those set forth under "Brokerage and research services."


Investment decisions. The Adviser acts as investment adviser to each of the Colonial funds (except for the Colonial Municipal Money Market Fund, Colonial Global Utilities Fund and Colonial Newport Tiger Fund, each of which is administered by the Adviser, and Colonial U.S. Fund for Growth for which investment decisions have been delegated by the Adviser to State Street Bank and Trust Company, the fund's sub-adviser) (as defined under Management of the Fund herein). The Adviser's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other Colonial funds and the other corporate or fiduciary clients of the Adviser. The Colonial funds and clients advised by the Adviser or the funds administered by the Adviser sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other Colonial funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Adviser as investment adviser to the Colonial funds outweighs the disadvantages, if any, which might result from these practices.


The portfolio managers of Colonial International Fund for Growth, a series of Colonial Trust III, will use the trading facilities of Stein Roe & Farnham Incorporated, an affiliate of the Adviser, to place all orders for the purchase and sale of this fund's portfolio securities, futures contracts and foreign currencies.


Brokerage and research services. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Colonial funds as a factor in the selection of broker-dealers to execute securities transactions for a Colonial fund.


The Adviser places the transactions of the Colonial funds with broker-dealers selected by the Adviser and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Colonial funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Colonial funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.


Except as described below in connection with commissions paid to a clearing agent on sales of securities, it is Colonialthe Adviser's policy always to seek best execution, which is to place the Colonial funds' transactions where the Colonial funds can obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.


Subject to such practice of always seeking best execution, securities transactions of the Colonial funds may be executed by broker-dealers who also provide research services (as defined below) to the Adviser and the Colonial funds. The Adviser may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the fund. To the extent that such services are used by the Adviser, they tend to reduce the Adviser's expenses. In the Adviser's opinion, it is impossible to assign an exact dollar value for such services.


Subject to such policies as the Trustees may determine, the Adviser may cause the Colonial funds to pay a broker-dealer which provides brokerage and research services to the Adviser an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the Colonial funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in
Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of
investing  in,  purchasing  or  selling   securities  and  the  availability  of
securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Adviser must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Adviser's overall responsibilities to the Colonial funds and all its other clients.


The Trustees have authorized the Adviser to utilize the services of a clearing agent with respect to all call options written by Colonial funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently 1.25 cents) on the sale of the underlying security upon the exercise of an option written by a fund. The Trustees may further authorize the Adviser to depart from the present policy of always seeking best execution and to pay higher brokerage commissions from time to time for other brokerage and research services as described above in the future if developments in the securities markets indicate that such would be in the interests of the shareholders of the Colonial funds.


Principal Underwriter

CISI is the principal underwriter of the Trust's shares. CISI has no obligation to buy the Colonial funds' shares, and purchases the Colonial funds shares only upon receipt of orders from authorized FSFs or investors.


Investor Servicing and Transfer Agent

CISC is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CISC is based on the average daily net assets of each Colonial fund plus reimbursement for certain out-of-pocket expenses. See "Fund Charges and Expenses" in Part 1 of this SAI for information on fees received by CISC. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund or Colonial funds to CISC or generally by 6 months' notice by CISC to the Fund or Colonial funds. The agreement limits the liability of CISC to the Fund or Colonial funds for loss or damage incurred by the Fund or Colonial funds to situations involving a failure of CISC to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the Fund or Colonial funds will indemnify CISC against, among other things, loss or damage incurred by CISC on account of any claim, demand, action or suit made on or against CISC not resulting from CISC's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.


DETERMINATION OF NET ASSET VALUE

Each Colonial fund determines net asset value (NAV) per share for each Class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time, 3:00 p.m. Chicago time) each day the Exchange is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities. The net asset value of the Municipal Money Market Portfolio will not be determined on days when the Exchange is closed unless, in the judgment of the Municipal Money Market Portfolio's Board of Trustees, the net asset value of the Municipal Money Market Portfolio should be determined on any such day, in which case the determination will be made at 3:00 p.m., Chicago time. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Adviser deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which there are no such valuations and other assets are valued at fair value as determined in good faith under the direction of the Trust's Trustees.


Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Colonial fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trust's Trustees.


(The following two paragraphs are applicable only to Colonial Newport Tiger Fund
- "Adviser" in these two paragraphs refers to the Fund's Adviser which is Newport Fund Management, Inc.)


Trading in securities on stock exchanges and over -the-counter markets in the Far East is normally completed well before the close of the business day in New York. Trading on Far Eastern securities markets may not take place on all business days in New York, and trading on some Far Eastern securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.


The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Adviser, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.


Amortized Cost for Money Market Funds (this section currently applies only to Colonial Government Money Market Fund, a series of Colonial Trust II- see "Amortized Cost for Money Market Funds" under "Other Information Concerning the Portfolio" in Part 1 of the SAI of Colonial Municipal Money Market Fund for information relating to the Municipal Money Market Portfolio)


Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.


Portfolio instruments are valued under the amortized cost method, whereby the instrument is recorded at cost and thereafter amortized to maturity. This method assures a constant NAV but may result in a yield different than that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. When a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action to: realize gains or losses; shorten the portfolio's maturity; withhold distributions; redeem shares in kind; or convert to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.


See the Statement of Assets and Liabilities in the shareholder report of the Colonial Government Money Market Fund for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.


HOW TO BUY SHARES
The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.


The Fund will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CISC, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.


The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CISI's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CISI retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"). CISI generally retains 100% of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CISI for any up-front and/or ongoing commissions paid to FSFs.


Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption will subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.


CISC acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CISC, provided the new FSF has a sales agreement with CISI.


Shares credited to an account are transferable upon written instructions in good order to CISC and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates will not be issued for Class A shares unless specifically requested and no certificates will be issued for Class B, C, D, T or Z shares. The Colonial money market funds will not issue certificates. Shareholders may send any certificates which have been previously acquired to CISC for deposit to their account.


SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES
The following special purchase programs/investor services may be changed or eliminated at any time.


Fundamatic Program. As a convenience to investors, shares of most Colonial funds may be purchased through the Colonial Fundamatic Program. Preauthorized monthly bank drafts or electronic funds transfer for a fixed amount of at least $50 are used to purchase a Colonial fund's shares at the public offering price next determined after CISI receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your fFundamatic purchase is by electronic funds transfer, you may request the Fundamatic purchase for any day. Further information and application forms are available from FSFs or from CISI.


Automated Dollar Cost Averaging (Classes A, B and D). Colonial's Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any Colonial fund in which you have a current balance of at least $5,000 into the same class of shares of up to four other Colonial funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your Colonial fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any fund, exchange between the same Class of shares of funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC.


Any additional payments or exchanges into your Colonial fund will extend the time of the Automated Dollar Cost Averaging program.


An exchange is a capital sale transaction for federal income tax purposes.


You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Colonial Investors Service Center, Inc. P.O. Box 1722, Boston, MA 02105-1722.


You should consult your FSF or investment adviser to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.






CISI offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges . These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" for more information.


Tax-Sheltered Retirement Plans. CISI offers prototype tax-qualified plans, including Individual Retirement Accounts, and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment in these funds is $25. The First National Bank of Boston is the Trustee and charges a $10 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CISI.



Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.


Telephone Address Change Services. By calling CISC, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.


Colonial cash connection. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.


Automatic dividend diversification. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a fund automatically invested in the same class of shares of another Colonial fund. An ADD account must be in the same name as the shareholder's existing Open Account with the particular fund. Call CISC for more information at 1-800- 422-3737.


PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES
Right of Accumulation and Statement of Intent (Class A and Class T shares only) (Class T shares can only be purchased by the shareholders of Colonial Newport Tiger Fund who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase with prior purchases of Class A, B, C, D, T and Z shares of the Colonial funds. The applicable sales charge is based on the combined total of:


1.          the current purchase; and


2. the value at the public offering price at the close of business on the previous day of all Colonial funds' Class A shares held by the shareholder (except shares of any Colonial money market fund, unless such shares were acquired by exchange from Class A shares of another Colonial fund other than a money market fund and Class B, C, D, T and Z shares).

CISI must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CISC. A Colonial fund may terminate or amend this Right of Accumulation.

Any person may qualify for reduced sales charges on purchases of Class A and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C D, T and Z shares held by the shareholder on the date of the Statement in Colonial funds (except shares of any Colonial money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market Colonial fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CISC will hold shares in escrow to secure payment of the higher sales charge applicable to Class A or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a fund to sell the amount of the Statement.


If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to CISI the excess commission previously paid during the thirteen-month period.

If the amount of the Statement is not purchased, the shareholder shall remit to CISI an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CISC will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CISC at 1-800- 345-6611.






Colonial Asset Builder Investment Program (this section currently applies only to the Class A shares of Colonial Growth Shares Fund and The Colonial Fund, each a series of Colonial Trust III). A reduced sales charge applies to a purchase of certain Colonial funds' Class A shares under a statement of intent for the Colonial Asset Builder Investment Program. The Program offer may be withdrawn at any time without notice. A completed Program may serve as the initial investment for a new Program, subject to the maximum of $4,000 in initial investments per investor. Shareholders in this program are subject to a 5% sales charge. CISC will escrow shares to secure payment of the additional sales charge on amounts invested if the Program is not completed. Escrowed shares are credited with distributions and will be released when the Program has ended. Shareholders are subject to a 1% fee on the amount invested if they do not complete the Program. Prior to completion of the Program, only scheduled Program investments may be made in a Colonial fund in which an investor has a Program account. The following services are not available to Program accounts until a Program has ended:


Systematic Withdrawal Plan               Share Certificates

Sponsored Arrangements                   Exchange Privilege

$50,000 Fast Cash                        Colonial Cash Connection

Right of Accumulation                    Automatic Dividend Diversification

Telephone Redemption                     Reduced Sales Charges for any "person"

Statement of Intent

*Exchanges may be made to other Colonial funds offering the Program.


Because of the unavailability of certain services, this Program may not be suitable for all investors.


The FSF receives 3% of the investor's intended purchases under a Program at the time of initial investment and 1% after the 24th monthly payment. CISI may require the FSF to return all applicable commissions paid with respect to a Program terminated within six months of inception, and thereafter to return commissions in excess of the FSF discount applicable to shares actually purchased.


Since the Asset Builder plan involves continuous investment regardless of the fluctuating prices of funds shares, investors should consult their FSF to determine whether it is appropriate. The Plan does not assure a profit nor against loss in declining markets.

Reinstatement Privilege. An investor who has redeemed Class A, B, D or T shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same Class of any Colonial fund at the NAV next determined after CISC receives a written reinstatement request and payment. Any CDSC paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any CDSC or conversion date. Investors who desire to exercise this privilege should contact their FSF or CISC. Shareholders may exercise this Privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax adviser.

Privileges of Colonial Employees or Financial Service Firms (in this section, the "Adviser" refers to Colonial Management Associates, Inc.) i. Class A shares of certain funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Adviser ; directors, officers and employees of the the Adviser , CISI and other companies affiliated with the Adviser l; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with CISI; and such persons' families and their beneficial accounts.

Sponsored Arrangements. Class A and Class T shares (Class T shares can only be purchased by the shareholders of Colonial Newport Tiger Fund who already own Class T shares) of certain funds may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in, sales expense, and therefore the reduction in sales charge will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The Colonial funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

Class A and Class T shares (Class T shares can only be purchased by the shareholders of Colonial Newport Tiger Fund who already own Class T shares) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisers that have entered into agreements with CISI pursuant to which the Colonial funds are included as investment options in programs involving fee-based compensation arrangements.

Net Asset Value Exchange Privilege (in this section, the "Adviser" refers to Colonial Management Associates, Inc.). Class A shares of certain funds may also be purchased at reduced or no sales charge by investors moving from another mutual fund complex or a discretionary account and by participants in certain retirement plans. In lieu of the commissions described in the Prospectus, the Adviser will pay the FSF a quarterly service fee which is the service fee established for each applicable Colonial fund .



Waiver of Contingent Deferred Sales Charges (CDSCs) (in this section, the "Adviser" refers to Colonial Management Associates, Inc.) (Classes A, B, and D) CDSCs may be waived on redemptions in the following situations with the proper documentation:

               1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the Class B shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

               2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual
                    SWP established with the Adviser , to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three month period prior to the first SWP redemption); otherwise CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "Investors Services" - Systematic Withdrawal Plan.

               3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise after the purchase of shares and
                    (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

               4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and
                    (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

               5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.

               6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following (i) normal retirement (as stated in the Plan document) or (ii) separation from service. CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in Colonial funds for at least two years.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.


HOW TO SELL SHARES

Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's . Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will send proceeds only after the check has cleared (which may take up to 15 days).

To sell shares directly to the Fund, send a signed letter of instruction or stock power form to CISC, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, CISC, and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. Call CISC for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to CISC and may charge for this service.

Systematic Withdrawal Plan
If a shareholder's Account Balance is at least $5,000, the shareholder may establish a (SWP). A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any Colonial fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election of the shareholder's investment. Withdrawals from Class B and Class D shares of the fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's Account Balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Code regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and Class D share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other fund distributions payable in shares of the fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A fund may terminate a shareholder's SWP if the shareholder's Account Balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CISC will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name", the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

Telephone Redemptions. All shareholders and/or their financial advisers are automatically eligible to redeem up to $50,000 of the fund's shares by calling 1-800-422-3737 toll free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Telephone redemption privileges for larger amounts may be elected on the Application. CISC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record. Shareholders and/or their financial advisers will be required to provide their name, address and account number. Financial advisers will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to execute the telephone authorization form or to use the telephone to execute transactions.

Checkwriting (in this section, the "Adviser" refers to Colonial Management Associates, Inc.) (Available only on the Class A and Class C shares of certain Colonial funds) Shares may be redeemed by check if a shareholder completed an Application and Signature Card. The Adviser will provide checks to be drawn on The First National Bank of Boston (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's Open Account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account.

Non cash Redemptions. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Colonial fund's net asset value, a Colonial fund may make the payment or a portion of the payment with portfolio securities held by that Colonial fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.




DISTRIBUTIONS
Distributions are invested in additional shares of the same Class of the fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same Class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be invested in your account.

Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

Shares of most funds that pay daily dividends will normally earn dividends starting with the date the fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. The daily dividends for Colonial Municipal Money Market Fund will be earned starting with the day after that fund receives payments for the shares.

HOW TO EXCHANGE SHARES
Shares of the Fund may be exchanged for the same class of shares of the other continuously offered Colonial funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of the other Colonial funds. The prospectus of each Colonial fund describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Colonial funds are not available to residents of all states. Consult CISC before requesting an exchange.

By calling CISC, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting CISC by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another Colonial fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. CISC will also make exchanges upon receipt of a written exchange request and, share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CISC will require customary additional documentation. Prospectuses of the other Colonial funds are available from the Colonial Literature Department by calling 1-800-248-2828.


A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.


You need to hold your Class A and Class T shares for five months before exchanging to certain funds having a higher maximum sales charge. Consult your FSF or CISC. In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

Shareholders of the other Colonial open-end funds generally may exchange their shares at NAV for the same class of shares of the fund.


An exchange is a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.


SUSPENSION OF REDEMPTIONS

A Colonial fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for protection of investors.

SHAREHOLDER MEETINGS



As described under the caption "Organization and History" in the Prospectus of each Colonial fund, the fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholder's meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.


PERFORMANCE MEASURES

Total Return

Standardized average annual total return. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.


Nonstandardized total return. Nonstandardized total returns differ from standardized average annual total returns only in that they may relate to nonstandardized periods, represent aggregate rather than average annual total returns or in that the sales charge or CDSC is not deducted.

Yield

Money market. A money market fund's yield and effective yield is computed in accordance with the SEC's formula for money market fund yields.

Non money market. The yield for each class of shares is determined by (i) calculating the income (as defined by the SEC for purposes of advertising yield) during the base period and subtracting actual expenses for the period (net of any reimbursements), and (ii) dividing the result by the product of the average daily number of shares of the Colonial fund entitled to dividends for the period and the maximum offering price of the fund on the last day of the period, (iii) then annualizing the result assuming semi-annual compounding. Tax-equivalent yield is calculated by taking that portion of the yield which is exempt from income tax and determining the equivalent taxable yield which would produce the same after tax yield for any given federal and state tax rate, and adding to that the portion of the yield which is fully taxable. Adjusted yield is calculated in the same manner as yield except that expenses voluntarily borne or waived by Colonial have been added back to actual expenses.

Distribution rate. The distribution rate for each class of shares is calculated by annualizing the most current period's distributions and dividing by the maximum offering price on the last day of the period. Generally, the fund 's distribution rate reflects total amounts actually paid to shareholders, while yield reflects the current earning power of the fund's portfolio securities (net of the fund's expenses). The fund's yield for any period may be more or less than the amount actually distributed in respect of such period.

The fund may compare its performance to various unmanaged indices published by such sources as listed in Appendix II.

The fund may also refer to quotations, graphs and electronically transmitted data from sources believed by Colonialthe Adviser to be reputable, and publications in the press pertaining to a fund's performance or to the Adviser or its affiliates , including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, MONEY Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper Analytical Services Corporation, Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index and Disclosure Incorporated.


All data is based on past performance and does not predict future results.

                                   APPENDIX I

                           DESCRIPTION OF BOND RATINGS

                                       S&P

AAA The highest rating assigned by S&P indicates an extremely strong capacity to repay principal and interest. AA bonds also qualify as high quality. Capacity to repay principal and pay interest is very strong, and in the majority of instances, they differ from AAA only in small degree. A bonds have a strong capacity to repay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. BBB bonds are regarded as having an adequate capacity to repay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and interest than for bonds in the A category. BB, B, CCC, and CC bonds are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree. While likely to have some quality and protection characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. C ratings are reserved for income bonds on which no interest is being paid. D bonds are in default, and payment of interest and/or principal is in arrears. Plus(+) or minus (-) are modifiers relative to the standing within the major rating categories.


Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Municipal Notes:
SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

         Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

         Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Demand Feature of Variable Rate Demand Securities:
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+).
Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

Commercial Paper:
A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

Corporate Bonds:
The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

                                     MOODY'S

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues. Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities. Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1. A bonds possess many of the favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future. Baa bonds are considered as medium grade, neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well. Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes these bonds. B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa bonds are of poor standing. They may be in default or there may be present elements of danger with respect to principal or interest. Ca bonds are speculative in a high degree, often in default or having other marked shortcomings. C bonds are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Note: Those bonds in the Aa, A, Baa, Ba, and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1, and B 1.

Municipal Notes:
MIG 1. This designation denotes best quality. There is present strong protection
by  established  cash  flows,   superior   liquidity   support  or  demonstrated
broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Demand Feature of Variable Rate Demand Securities:
Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper:
Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

              Prime-1  Highest Quality
              Prime-2  Higher Quality
              Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

Corporate Bonds:
The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   APPENDIX II
                                      1994

SOURCE                                                      CATEGORY                                                RETURN (%)

Donoghue                                                    Tax-Free Funds                                             2.25
Donoghue                                                    U.S. Treasury Funds                                        3.34
Dow Jones Industrials                                                                                                  5.03
Morgan Stanley Capital International EAFE Index                                                                        8.06
Morgan Stanley Capital International EAFE GDP Index                                                                    8.21
Libor                                                       Six-month Libor                                          6.9375
Lipper                                                      Adjustable Rate Mortgage                                  -2.20
Lipper                                                      California Municipal Bond Funds                           -7.52

Lipper                                                      Connecticut Municipal Bond Funds                          -7.04
Lipper                                                      Closed End Bond Funds                                     -6.86
Lipper                                                      Florida Municipal Bond Funds                              -7.76
Lipper                                                      General Bond Fund                                         -5.98
Lipper                                                      General Municipal Bonds                                   -6.53
Lipper                                                      General Short-Term Tax-Exempt Bonds                       -0.28
Lipper                                                      Global Flexible Portfolio Funds                           -3.03


Lipper                                                      Growth Funds                                              -2.15
Lipper                                                      Growth & Income Funds                                     -0.94
Lipper                                                      High Current Yield Bond Funds                             -3.83
Lipper                                                      High Yield Municipal Bond Debt                            -4.99
Lipper                                                      Fixed Income Funds                                        -3.62
Lipper                                                      Insured Municipal Bond Average                            -6.47
Lipper                                                      Intermediate Muni Bonds                                   -3.53
Lipper                                                      Intermediate (5-10) U.S. Government Funds                 -3.72
Lipper                                                      Massachusetts Municipal Bond Funds                        -6.35
Lipper                                                      Michigan Municipal Bond Funds                             -5.89
Lipper                                                      Mid Cap Funds                                             -2.05
Lipper                                                      Minnesota Municipal Bond Funds                            -5.87
Lipper                                                      U.S. Government Money Market Funds                         3.58
Lipper                                                      Natural Resources                                         -4.20
Lipper                                                      New York Municipal Bond Funds                             -7.54
Lipper                                                      North Carolina Municipal Bond Funds                       -7.48
Lipper                                                      Ohio Municipal Bond Funds                                 -6.08
Lipper                                                      Small Company Growth Funds                                -0.73
Lipper                                                      Specialty/Miscellaneous Funds                             -2.29
Lipper                                                      U.S. Government Funds                                     -4.63
Shearson Lehman Composite Government Index                                                                            -3.37
Shearson Lehman Government/Corporate Index                                                                            -3.51
Shearson Lehman Long-term Government Index                                                                            -7.73
S&P 500                                                     S&P                                                        1.32
S&P Utility Index                                           S&P                                                       -7.94
Bond Buyer                                                  Bond Buyer Price Index                                   -18.10
First Boston                                                High Yield Index                                          -0.97
Swiss Bank                                                  10 Year U.S. Government (Corporate Bond)                  -6.39
Swiss Bank                                                  10 Year United Kingdom (Corporate Bond)                   -5.29
Swiss Bank                                                  10 Year France (Corporate Bond)                           -1.37
Swiss Bank                                                  10 Year Germany (Corporate Bond)                           4.09
Swiss Bank                                                  10 Year Japan (Corporate Bond)                             7.95
Swiss Bank                                                  10 Year Canada (Corporate Bond)                          -14.10
Swiss Bank                                                  10 Year Australia (Corporate Bond)                         0.52
Morgan Stanley Capital International                        10 Year Hong Kong (Equity)                               -28.90
Morgan Stanley Capital International                        10 Year Belgium (Equity)                                   9.43
Morgan Stanley Capital International                        10 Year Spain (Equity)                                    -3.93


SOURCE                                                      CATEGORY                                             RETURN (%)


Morgan Stanley Capital International                        10 Year Austria (Equity)                                  -6.05
Morgan Stanley Capital International                        10 Year France (Equity)                                   -4.70
Morgan Stanley Capital International                        10 Year Netherlands (Equity)                              12.66
Morgan Stanley Capital International                        10 Year Japan (Equity)                                    21.62
Morgan Stanley Capital International                        10 Year Switzerland (Equity)                               4.18
Morgan Stanley Capital International                        10 Year United Kingdom (Equity)                           -1.63
Morgan Stanley Capital International                        10 Year Germany (Equity)                                   5.11
Morgan Stanley Capital International                        10 Year Italy (Equity)                                    12.13
Morgan Stanley Capital International                        10 Year Sweden (Equity)                                   18.80
Morgan Stanley Capital International                        10 Year United States (Equity)                             2.00
Morgan Stanley Capital International                        10 Year Australia (Equity)                                 6.48
Morgan Stanley Capital International                        10 Year Norway (Equity)                                   24.07
Inflation                                                   Consumer Price Index                                       2.67
FHLB-San Francisco                                          11th District Cost-of-Funds Index                         4.367
Federal Reserve                                             Six-Month Treasury Bill                                    6.49
Federal Reserve                                             One-Year Constant-Maturity Treasury Rate                   7.14
Federal Reserve                                             Five-Year Constant-Maturity Treasury Rate                  7.78
Bloomberg                                                   NA                                                           NA
Credit Lyonnais                                             NA                                                           NA
Lipper                                                      Pacific Region Funds                                     -12.07
Statistical Abstract of the U.S.                            NA                                                           NA
World Economic Outlook                                      NA                                                           NA



*in U.S. currency

Part B of Post-Effective Amendment No. 41 filed with the Commission on September 25, 1995 (Colonial Municipal Money Market Fund), is incorporated herein in its entirety by reference.

Part C  OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

  (a)   Financial Statements:

        Included in Part A

        Summary of Expenses (for Colonial High Yield
        Municipal Fund, Colonial Tax-Exempt Insured
        Fund, Colonial Tax-Exempt Fund, Colonial Short-
        Term Tax-Exempt Fund, Colonial Intermediate Tax-
        Exempt Fund and Colonial Utilities Fund)

        Summary of Expenses (for Colonial Municipal
        Money Market Fund, incorporated by reference to Part A of Post-Effective Amendment No. 41 filed with the Commission on September 25, 1995)

        The Fund's Financial History (for Colonial High
        Yield Municipal Fund, Colonial Tax-Exempt
        Insured Fund, Colonial Tax-Exempt Fund, Colonial
        Short-Term Tax-Exempt Fund, Colonial
        Intermediate Tax-Exempt Fund and Colonial
        Utilities Fund)

        The Fund's Financial History (for Colonial
        Municipal Money Market Fund, incorporated by reference to Part A of Post-Effective Amendment
        No. 41 filed with the Commission on September
        25, 1995)

        Included in Part B

        Colonial Tax-Exempt Fund (CTEF)
        -------------------------------
        Investment portfolio, November 30, 1995
        Statement of assets and liabilities,
        November 30, 1995
        Statement of operations, Year ended November 30,
        1995
        Statement of changes in net assets, Years ended
        November 30, 1995 and 1994
        Notes to Financial Statements
        Financial Highlights
        Report of Independent Accountants

        Colonial Tax-Exempt Insured Fund (CTEIF)
        ----------------------------------------
        Investment portfolio, November 30, 1995
        Statement of assets and liabilities,
        November 30, 1995
        Statement of operations, Year ended
        November 30, 1995
        Statement of changes in net assets, Years ended
        November 30, 1995 and 1994
        Notes to Financial Statements
        Financial Highlights
        Report of Independent Accountants

        Colonial Municipal Money Market Fund
        (CMMMF)(formerly Colonial Tax-Exempt Money
        Market Fund (CTEMMF)) (incorporated by reference
        to Part B of Post-Effective Amendment No. 41
        filed with the Commission on September 25, 1995)
        -------------------------------------------------
        Investment portfolio, June 30, 1995
        Statement of assets and liabilities, Period ended June 30, 1995, unaudited Six Months ended
        May 31, 1995
        Statement of operations, Period ended June 30,
        1995, unaudited Six Months ended May 31, 1995
        Statement of changes in net assets, Period ended
        June 30, 1995, unaudited Six Months ended May
        31, 1995, Year ended November 30, 1994
        Notes to Financial Statements
        Financial Highlights
        Report of Independent Accountants

        Colonial Utilities Fund (CUF)
        -------------------------------
        Investment portfolio, November 30, 1995
        Statement of assets and liabilities,
        November 30, 1995
        Statement of operations, Year ended
        November 30, 1995
        Statement of changes in net assets, Years ended
        November 30, 1995 and 1994
        Notes to Financial Statements
        Financial Highlights
        Report of Independent Accountants

        Colonial High Yield Municipal Fund (CHYMF)
        ------------------------------------------
        Investment portfolio, November 30, 1995
        Statement of assets and liabilities,
        November 30, 1995
        Statement of operations, Year ended November 30, 1995
        Statement of changes in net assets, Years ended
        November 30, 1995 and 1994
        Notes to Financial Statements
        Financial Highlights
        Report of Independent Accountants

        Colonial Intermediate Tax-Exempt Fund (CITEF)
        ---------------------------------------------
        Investment portfolio, November 30, 1995
        Statement of assets and liabilities, November 30, 1995
        Statement of operations, Year ended November 30, 1995
        Statement of changes in net assets, Years ended
        November 30, 1995 and 1994
        Notes to Financial Statements
        Financial Highlights
        Report of Independent Accountants

        Colonial Short-Term Tax-Exempt Fund (CSTTEF)
        --------------------------------------------
        Investment portfolio, November 30, 1995
        Statement of assets and liabilities, November 30, 1995
        Statement of operations, Year ended November 30, 1995
        Statement of changes in net assets, Years ended
        November 30, 1995 and 1994
        Notes to Financial Statements
        Financial Highlights
        Report of Independent Accountants

  (b)   Exhibits:

        1.         Amendment No. 4 to the Agreement and
                   Declaration of Trust (f)

        2.         Amended By-Laws (10/9/92) (i)
        2.(a)      Amended By-Laws (2/16/96)

        3.         Not Applicable

        4.         Form of Specimen of Share Certificate (f)

        5. (a)     Management Agreement (CTEF, CTEIF, CHYMF)

           (a)(1)  Amendment No. 2 to Management Agreement (CTEF, CTEIF, CHYMF)

           (a)(2)  Management Agreement (CUF)

           (a)(3) Form of Management Agreement between CTEMMF and Colonial Management Associates, Inc. (CMMMF)(m)

           (a)(4)  Management Agreement (CITEF)

           (a)(5)  Management Agreement (CSTTEF)

           (b)     Form of Pricing and Bookkeeping Agreement (h)

           (b)(1) Form of Pricing and Bookkeeping Agreement between Colonial Trust IV, on behalf of CMMMF, and Colonial Management Associates, Inc. (m)

        6. (a)     Distributor's Contract with Colonial
                   Investment Services, Inc. (m)

           (b)     Form of Selling Agreement - filed as
                   Exhibit 6(b) in Part C, Item 24(b) of Post-
                   Effective Amendment No. 87 to the
                   Registration Statement on Form N-1A of
                   Colonial Trust III (File Nos. 2-15184 & 811-
                   881) and is hereby incorporated by
                   reference and made a part of this
                   Registration Statement

           (c) Form of Bank and Bank Affiliated Selling Agreement - filed as Exhibit 6(c) in Part C, Item 24(b) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 & 811-6529) and is hereby incorporated by reference and made a part of this Registration Statement

           (d)     Mutual Fund Agreement between NCNB
                   Securities, Inc. and Colonial Investment
                   Services, Inc. - filed as Exhibit 6(f) in
                   Part C, Item 24(b) of Post-Effective
                   Amendment No. 3 to the Registration
                   Statement on Form N-1A of Colonial
                   Massachusetts Tax-Exempt Trust (File Nos.
                   33-12109 & 811-5030) and is hereby
                   incorporated by reference and made a part of this Registration Statement (e)

           (e) Form of Asset Retention Agreement - filed as Exhibit 6(e) in Part C, Item 24(b) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 & 811-
                   6529) and is hereby incorporated by
                   reference and made a part of this
                   Registration Statement

        7.         Not Applicable

        8. (a) Forms of Safekeeping Agreement, Procedural Agreement and Customer Agreement - filed as
                   Exhibit 8(iii) in Part C, Item 24(b) of Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A of Colonial High Yield Securities Trust (File Nos. 2-41251 & 811-2214) and is hereby incorporated by reference and made a part of this Registration Statement (c)

           (b) Sub-Custodian Agreement between State Street Bank and Trust Company and The First National Bank of Boston - filed as Exhibit 8(b) in Part C, Item 24(b) of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Colonial Massachusetts Tax-Exempt Trust (File Nos. 33-12109 & 811-5030)
                   and is hereby incorporated by reference and made a part of this Registration Statement (CTEF, CTEIF, CITEF, CSTTEF and CTEMMF) (d)

           (c) Sub-Custodian Agreement between State Street Bank and Trust Company and Irving Trust Company - filed as Exhibit 8(c) in Part C,
                   Item 24(b) of Post-Effective Amendment No. 2 to the Registration Statement of Colonial California Tax-Exempt Trust (File Nos. 33-2640 & 811-4557) and is hereby incorporated by reference and made a part of this Registration Statement (CTEF, CTEIF and CTEMMF) (d)

           (e)     Proposed form of Custodian Agreement with
                   United Missouri Bank (CTEF, CTEMMF, CTEIF,
                   CHYMF, CSTTEF, CITEF) (j)

           (k) Proposed form of Custodian Agreement with Boston Safe Deposit and Trust Company filed as Exhibit 8 in Part C, Item 24(b) of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A of Colonial Trust II (File Nos. 2-66976 and 811-
                   3009) and is hereby incorporated by reference and made a part of this Registration Statement (CUF)

        9. (a) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit 9(a) in Part C, Item 24(b) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 & 811-
                   6529) and is hereby incorporated by reference and made a part of this Registration Statement

                   Amendment No. 5 to Schedule A to the Amended
        (a)(1)     and Restated Shareholders' Servicing and
                   Transfer Agent Agreement

           (b)     Form of Agreement and Plan of Reorganization
                   (CTEMMF and CUF) (g)

           (c)     Form of Administration Agreement between
                   Colonial Trust IV, on behalf of CMMMF, and Colonial Management Associates, Inc. (m)

           (d)     Form of Indemnification Agreement between
                   Colonial Trust IV, on behalf of CMMMF, and SR&F Base Trust, on behalf of SR&F Municipal
                   Money Portfolio (m)

        10.        Opinion and Consent of Counsel (CTEF) (a)

           (a) Opinion and Consent of Messrs. Ropes & Gray filed as Exhibit 10 in Part C, Item 24(b) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of CUF (File Nos. 2-71242 & 811-3148) and is hereby incorporated by reference and made a part of this Registration Statement (CUF)

           (b)     Opinion and Consent of Counsel filed as
                   Exhibit 10. in Part C, Item 24(b) of Pre-
                   Effective Amendment No. 1 to the Registration Statement on Form N-1A of CTEMMF (File Nos. 33-13922 & 811-5138) and is hereby incorporated by reference and made a part of this Registration Statement (CTEMMF)

        11.(a)     Consent of Independent Accountants (CTEF,
                   CTEIF, CUF, CHYMF)

           (a)(i)  Consent of Independent Accountants (CTEMMF)(n)

           (a)(ii) Consent of Independent Accountants (CITEF, CSTTEF)

           (b)     Commodity Futures Trading Commission No-
                   Action Letter dated 11/1/84 (b)

        12.        Not Applicable

        13.        Not Applicable

           (a) Investment letter of Colonial Management Associates, Inc. filed as Exhibit 13. in Part C, Item 24(b) of Pre-Effective Amendment No.
                   1 to the Registration Statement on Form N-1A of CTEMMF (File Nos. 33-13922 & 811-5138) and
                   is hereby incorporated by reference and made a part of this Registration Statement (CTEMMF)

        14.(a) Form of Colonial Group of Mutual Funds Money Purchase Pension and Profit Sharing Plan Document and Trust Agreement - filed as
                   Exhibit 14(a) in Part C, Item 24(b) of Post-
                   Effective Amendment No. 5 to the Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 & 811-6529) and is hereby incorporated by reference and made a part of this Registration Statement

           (b) Form of Colonial Group of Mutual Funds Money Purchase Pension and Profit Sharing Establishment Book - filed as Exhibit 14(b) in Part C, Item 24(b) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 & 811-6529) and is hereby incorporated by reference and made a part of this Registration Statement

           (c) Form of Colonial Group Funds Individual Retirement Account and Application - filed as
                   Exhibit 14(c) in Part C, Item 24(b) of Post-
                   Effective Amendment No. 5 to the Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 & 811-6529) and is hereby incorporated by reference and made a part of this Registration Statement

           (d) Form of Colonial Mutual Funds Simplified Employee Plan and Salary Reduction Simplified Employee Plan - filed as Exhibit 14(d) in Part C, Item 24(b) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 & 811-6529) and is hereby incorporated by reference and made a part of this Registration Statement

           (e) Form of Colonial of Mutual Funds 401(k) Plan Document and Trust Agreement - filed as
                   Exhibit 14(e) in Part C, Item 24(b) of Post-
                   Effective Amendment No. 5 to the Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 & 811-6529) and is hereby incorporated by reference and made a part of this Registration Statement

           (f) Form of Colonial Mutual Funds 401(k) Plan Establishment Booklet - filed as Exhibit 14(f) in Part C, Item 24(b) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 & 811-6529) and is hereby incorporated by reference and made a part of this Registration Statement

           (g) Form of Colonial Mutual Funds 401(k) Employee Reports Booklet - filed as Exhibit 14(g) in Part C, Item 24(b) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 & 811-6529) and is hereby incorporated by reference and made a part of this Registration Statement

        15.        Distribution Plan adopted pursuant to Section
                   12b-1 of the Investment Company Act of 1940, incorporated by reference to the
                   Distributor's Contract

        16.(a)(1)  Calculation of Performance Information (CTEF)

           (a)(2)  Calculation of Yield (CTEF)

           (b)(1)  Calculation of Performance Information (CTEIF)

           (b)(2)  Calculation of Yield (CTEIF)

           (c)(1)  Calculation of Performance Information (CUF)

           (c)(2)  Calculation of Yield (CUF)

           (d)(1)  Calculation of Performance Information (CTEMMF) (m)

           (d)(2)  Calculation of Yield (CTEMMF) (m)

           (e)(1)  Calculation of Performance Information (CHYMF)

           (e)(2)  Calculation of Yield (CHYMF)

           (f)(1)  Calculation of PerformanceInformation (CITEF)

           (f)(2)  Calculation of Yield (CITEF)

           (g)(1)  Calculation of PerformanceInformation (CSTTEF)

           (g)(2)  Calculation of Yield (CSTTEF)

           (h)(1)  Calculation of Performance Information(Portfolio)(n)

           (h)(2)  Calculation of Yield (Portfolio)(n)

        17.(a)   Financial Data Schedule (Class A) (CTEF)
           (b)   Financial Data Schedule (Class B) (CTEF)
           (c)   Financial Data Schedule (Class A)(CTEIF)
           (d)   Financial Data Schedule (Class B)(CTEIF)
           (e)   Financial Data Schedule (Class A)(CUF)
           (f)   Financial Data Schedule (Class B)(CUF)
           (g)   Financial Data Schedule (Class A)(CTEMMF)(n)
           (h)   Financial Data Schedule (Class B)(CTEMMF)(n)
           (i)   Financial Data Schedule (Class A)(CHYMF)
           (j)   Financial Data Schedule (Class B)(CHYMF)
           (k)   Financial Data Schedule (Class A)(CITEF)
           (l)   Financial Data Schedule (Class B)(CITEF)
           (m)   Financial Data Schedule (Class A)(CSTTEF)

        18. Power of Attorney for: Robert J. Birnbaum, Tom Bleasdale, Lora S. Collins, James E. Grinnell, William D. Ireland, Jr., Richard
                 W. Lowry, William E. Mayer, James L. Moody,
                 Jr., John J. Neuhauser, George L. Shinn,
                 Robert L. Sullivan and Sinclair Weeks, Jr.

----------------------------------
           (a)   Incorporated by reference to Post-Effective
                 Amendment No. 2 filed on or about 10/20/78.

           (b)   Incorporated by reference to Post-Effective
                 Amendment No. 12 filed on or about
                 11/30/84.

           (c)   Incorporated by reference to Post-Effective
                 Amendment No. 17 filed on or about 1/29/87.

           (d)   Incorporated by reference to Post-Effective
                 Amendment No. 18 filed on or about 1/29/88.

           (e)   Incorporated by reference to Post-Effective
                 Amendment No. 20 filed on or about
                 11/13/89.

           (f)   Incorporated by reference to Post-Effective
                 Amendment No. 30 filed on or about
                 12/17/91.

           (g)   Incorporated by reference to Post-Effective
                 Amendment No. 31 filed on or about 2/13/92.

           (h)   Incorporated by reference to Post-Effective
                 Amendment No. 32 filed on or about 3/16/92.

           (i)   Incorporated by reference to Post-Effective
                 Amendment No. 33 filed on or about
                 10/20/92.

           (j)   Incorporated by reference to Post-Effective
                 Amendment No. 36 filed on or about 3/16/93.

           (k)   Incorporated by reference to Post-Effective
                 Amendment No. 38 filed on or about 3/11/94.

           (l)   Incorporated by reference to Post-Effective
                 Amendment No. 40 filed on or about 3/20/95.

           (m)   Incorporated by reference to Post-Effective
                 Amendment No. 40 filed on or about 7/27/95.

           (n)   Incorporated by reference to Post-Effective
                 Amendment No. 41 filed on or about 9/25/95.

Item 25.  Persons Controlled by or Under Common Control with
          Registrant

          None

Item 26.  Number of Holders of Securities

          (1)                                  (2)

Title of Class                   Number of Record Holders as of 2/29/96

Shares of beneficial      80,197  Class A record holders (CTEF)
interest
                          13,139  Class B record holders

Shares of beneficial      6,088  Class A record holders (CTEIF)
interest
                          1,182  Class B record holders


Shares of beneficial      23,207 Class A record holders (CUF)
interest
                          49,527 Class B record holders

Shares of beneficial         745 Class A record holders (CMMMF)
interest
                              57 Class B record holders


Shares of beneficial         447 Class A record holders (CHYMF)
interest
                           3,885 Class B record holders


Shares of beneficial         121 Class A record holders (CSTTEF)
interest

Shares of beneficial         367 Class A record holders (CITEF)
interest
                             402 Class B record holders
Item 27.    Indemnification

        See Article VIII of Amendment No. 4 to the Agreement and
        Declaration of Trust filed as Exhibit 1 hereto.

        See the form of Indemnification Agreement entered into by Registrant, on behalf of CMMMF, and the SR&F Base Trust (Base Trust), on behalf of SR&F Municipal Money Portfolio (Portfolio), relating to liability in connection with information relating to the Base Trust and the Portfolio contained in Part B of this Registration Statement and filed as Exhibit 9.(d) hereto.

        The Registrant's adviser, Colonial Management Associates, Inc. (Colonial), has an ICI Mutual Insurance Company Directors and Officers/Errors and Omissions Liability insurance policy. The policy provides indemnification to the Registrant's trustees and officers.

Item 28.   Business and Other Connections of Investment Adviser

        The following sets forth business and other connections of each Director and officer of Colonial Management Associates, Inc.:


     Registrant's investment adviser, Colonial Management Associates, Inc., is registered as an investment adviser under the Investment Advisers Act of 1940 (1940 Act). Colonial Advisory Services, Inc. (CASI), an affiliate of Colonial Management Associates, Inc., is also registered as an investment adviser under the 1940 Act. As of the end of its fiscal year, December 31, 1995, CASI had one institutional, corporate or other account under management or supervision, the market value of which was approximately $31.4 million. As of the end of its fiscal year, December 31, 1995, Colonial Management Associates, Inc. was the investment adviser and/or administrator to 38 mutual funds in the Colonial Group of Funds, the market value of which investment companies was approximately $16,439.3 million. Colonial Investment Services, Inc., a subsidiary of Colonial Management Associates, Inc., is the principal underwriter and the national distributor of all of the funds in the Colonial Group of Funds, including the Registrant.

     The following sets forth the business and other connections of each director and officer of Colonial Management Associates, Inc.:

(1)                 (2)          (3)                                (4)
Name and principal
business
addresses*          Affiliation
of officers and     with         Period is through 3/1/96.  Other
directors of        investment   business, profession, vocation or
investment adviser  adviser      employment connection              Affiliation
------------------  ----------   --------------------------------   -----------

Archer, Joseph A.   V.P.

Berliant, Allan     V.P.

Bertelson, Lisa     V.P.

Bertocci, Bruno     V.P.         Stein Roe Global Capital Mngmt. Principal

Bissonette, Michael V.P.         Colonial Advisory Services,     V.P.
                                   Inc.

Boatman, Bonny E.   Dir.;
                    Sr.V.P.;
                    IPC Mbr.

Campbell, Kimberly  V.P.

Carnabucci,
  Dominick          V.P.

Carroll, Sheila A.  Sr.V.P.;
                    Dir.

Citrone, Frank      V.P.

Cogger, Harold W.   Dir.;Pres.;  The Colonial Group, Inc.        Dir.; Pres.;
                    Chairman;                                    CEO; Chrm.
                    CEO;IPC Mbr. Colonial Trusts I through VII   Pres.
                    Exe. Cmte.   Colonial High Income
                                   Municipal Trust               Pres.
                                 Colonial InterMarket Income
                                   Trust I                       Pres.
                                 Colonial Intermediate High
                                   Income Fund                   Pres.
                                 Colonial Investment Grade
                                   Municipal Trust               Pres.
                                 Colonial Municipal Income
                                   Trust                         Pres.
                                 Liberty Financial               Exec V.P.;
                                   Companies, Inc.               Dir.
                                 Colonial Advisory Services,     Dir. Chrm.,
                                   Inc.                          CEO & Pres.
                                 Colonial Investors Service
                                   Center, Inc.                  Dir.

Collins, Anne       V.P.

Conlin, Nancy       V.P.;        Colonial Investors Service
                    Asst.          Center, Inc.                  Asst. Clerk
                    Sec.;        The Colonial Group, Inc.        Asst. Clerk
                    Asst         Colonial Advisory Services,
                    Clerk and      Inc.                          Asst. Clerk
                    Counsel      Colonial Investment Services,
                                   Inc.                          Asst. Clerk
                                 Colonial Trusts I through VII   Asst. Sec.
                                 Colonial High Income
                                   Municipal Trust               Asst. Sec.
                                 Colonial InterMarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.

Cordes, Susan       V.P.

Daniszewski,        V.P.         Colonial Investment Services,
 Joseph J.                         Inc.                          V.P.


DiSilva, Linda      V.P.

Ericson, Carl C.    Dir; Sr.     Colonial Intermediate High
                    V.P.           Income Fund                   V.P.
                                 Colonial Advisory Services,
                                   Inc.                          V.P.

Evans, C. Frazier   Dir.;        Colonial Investment Services,
                    Sr.V.P.        Inc.                          Sr. V.P.

Feingold, Andrea S. V.P.         Colonial Intermediate High
                                   Income Fund                   V.P.
                                 Colonial Advisory Services,
                                   Inc.                          V.P.

Finnemore,          V.P.         Colonial Advisory Services,
 Leslie W.                         Inc.                          V.P.

Gerokoulis,         V.P.         Colonial Investment Services,
 Stephen A.                        Inc.                          Sr. V.P.

Harasimowicz,       V.P.         Colonial Investment Services,
 Stephen                           Inc.                          V.P.

Harris, David       V.P.         Stein Roe Global Capital Mngmt. Principal

Hartford, Brian     V.P.

Haynie, James P.    V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Johnson, Gordon A.  V.P.

Koonce, Michael H.  V.P.;        Colonial Trusts I through VII   Asst. Sec.
                    Asst.        Colonial High Income
                    Sec.;          Municipal Trust               Asst. Sec.
                    Asst.        Colonial InterMarket Income
                    Clerk &        Trust I                       Asst. Sec.
                    Counsel      Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 Colonial Investment Services,
                                   Inc.                          Asst. Clerk
                                 Colonial Investors Service
                                   Center, Inc.                  Asst. Clerk
                                 The Colonial Group, Inc.        Asst. Clerk
                                 Colonial Advisory Services,
                                   Inc.                          Asst. Clerk

Lennon, John E.     V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Lenzi, Sharon       V.P.

Lilienfeld,         V.P.
 Jonathan

Loring, William C.  V.P.

Lydecker, Peter L.  V.P.;        Colonial Trusts I through VII   Controller
                    Asst.        Colonial High Income
                    Treasurer      Municipal Trust               Controller
                                 Colonial InterMarket Income
                                   Trust I                       Controller
                                 Colonial Intermediate High
                                   Income Fund                   Controller
                                 Colonial Investment Grade
                                   Municipal Trust               Controller
                                 Colonial Municipal Income
                                   Trust                         Controller

MacKinnon,          Dir.;
  Donald S.         Sr.V.P.

McCue, Gerard A.    V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

McGregor,           Dir.;        Colonial Investment Services,   Pres.; CEO;
 Jeffrey L.         Sr.V.P.        Inc.                          Dir.

O'Brien, David      V.P.

O'Neill, Charles A. Sr.V.P.;     Colonial Investment Services,
                    Dir.           Inc.                          Exec. V.P.

Peters, Helen F.    Dir.;        Colonial Advisory Services,
                    Sr.V.P.;       Inc.                          Sr. V.P.
                    IPC Mbr.


Rao, Gita           V.P.

Rie, Daniel         Sr.V.P.;     Colonial Advisory Services,
                    IPC Mbr.;      Inc.                          Sr. V.P.
                    Dir.

Scoon, Davey S.     Dir.;        Colonial Advisory Services,
                    Exe.V.P.;      Inc.                          Dir.
                    IPC Mbr.;    Colonial High Income
                    Exec. Comm.    Municipal Trust               V.P.
                    Mbr.         Colonial InterMarket Income
                                   Trust I                       V.P.
                                 Colonial Intermediate High
                                   Income Fund                   V.P.
                                 Colonial Investment Grade
                                   Municipal Trust               V.P.
                                 Colonial Municipal Income
                                   Trust                         V.P.
                                 Colonial Trusts I through VII   V.P.
                                 Colonial Investors Service      Dir; Pres.
                                   Center, Inc.
                                 The Colonial Group, Inc.        COO; Ex. V.P.

Seibel, Sandra L.   V.P.

Shore, Janet        V.P. and     Colonial High Income
                    Compliance     Municipal Trust               Asst. Sec.
                    Offr.;       Colonial InterMarket Income
                    IPC Mbr.       Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 Colonial Trusts I through VII   Asst. Sec.
                                 Colonial Investment Services,
                                   Inc.                          Asst. Clerk

Silver, Richard A.  Dir.;        Colonial Advisory Services,
                    Sr.V.P.;       Inc.                          Treasurer
                    Treasurer    Colonial High Income            Treasurer &
                    & CFO          Municipal Trust               CFO
                                 Colonial InterMarket Income     Treasurer &
                                   Trust I                       CFO
                                 Colonial Intermediate High      Treasurer &
                                   Income Fund                   CFO
                                 Colonial Investment Grade       Treasurer &
                                   Municipal Trust               CFO
                                 Colonial Municipal Income       Treasurer &
                                   Trust                         CFO
                                 Colonial Trusts I through VII   Treasurer &
                                                                 CFO
                                 Colonial Investors Service      Treasurer
                                   Center, Inc.
                                 The Colonial Group, Inc.        Treasurer &
                                                                 CFO
                                 Colonial Investment Services,   Treasurer,
                                   Inc.                          CFO & Dir.

Stern, Arthur O.    Exe.V.P.;    Colonial Advisory  Services,
                    Dir.;          Inc.                          Clerk
                    Sec.;        Colonial High Income
                    Clrk. &        Municipal Trust               Secretary
                    Gnrl.        Colonial InterMarket Income
                    Counsel;       Trust I                       Secretary
                    IPC Mbr.     Colonial Intermediate High
                                   Income Fund                   Secretary
                                 Colonial Investment Grade
                                   Municipal Trust               Secretary
                                 Colonial Municipal Income
                                   Trust                         Secretary
                                 Colonial Trusts I through VII   Secretary
                                 Colonial Investors Service
                                   Center, Inc.                  Clerk
                                 The Colonial Group, Inc.        Exec. V.P.;
                                                                 Clerk; General
                                                                 Counsel
                                 Colonial Investment Services,   Dir., Chrmn.
                                   Inc.                          Counsel; Clrk.

Stevens, Richard    V.P.

Waas, Robert S.     V.P.

Wallace, John       V.P.- Corp.  Colonial Advisory Services,
                    Finance and    Inc.                          Controller
                    Controller

------------------------------------------------
*The Principal address of all of the officers and directors of the investment adviser is One Financial
Center, Boston, MA 02111.

Item 29   Principal Underwriter
-------   ---------------------

(a)   Colonial Investment Services, Inc. a subsidiary of Colonial
      Management Associates, Inc., Registrant's principal underwriter, also acts in the same capacity to Colonial Trust I, Colonial Trust III, Colonial Trust IV, Colonial Trust V,
      Colonial Trust VI and Colonial Trust VII:

      sponsor for Colony Growth Plans (public offering of which were discontinued June 14, 1971).

(b) The table below lists each director or officer of the principal underwriter named in the answer to Item 21.

(1)                 (2)                   (3)

Name and Principal  Position and Offices  Positions and
Business Address*   with Principal        Offices with
                    Underwriter           Registrant
------------------  -------------------   --------------

Ballou, Rich           Regional V.P.         None

Balzano, Christine R.  V.P.                  None

Barsokas, David        Regional V.P.         None

Cairns, David          Regional V.P.         None

Chrzanowski,           Regional V.P.         None
 Daniel

Clapp, Elizabeth A.    V.P.                  None

Daniszewski,           V.P.                  None
 Joseph J.

Davey, Cynthia         Sr. V.P.              None

Donovan, John          Regional V.P.         None

Eckelman, Bryan        Sr. V.P.              None

Eldridge, Kenneth      Sr. V.P.              None

Emerson, Kim P.        Regional V.P.         None

Erickson, Cynthia G.   V.P.                  None

Evans, C. Frazier      Sr. V.P.              None

Feldman, David         Regional V.P.         None

Flaherty, Michael      Regional V.P.         None

Gerokoulis,            Sr. V.P.              None
 Stephen A.

Goldberg, Matthew      Regional V.P.         None

Hannon, Lisa           Regional V.P.         None

Harasimowicz,          V.P.                  None
 Stephen

Hayes, Mary            V.P.                  None
 Elizabeth

Hodgkins, Joseph       Regional V.P.         None

Howard, Craig          Sr. V.P.              None

Karagiannis,           Sr. V.P.              None
 Marilyn

Kavolius, Mark         Regional V.P.         None

Kelley, Terry M.       Regional V.P.         None

Kelson, David W.       Sr. V.P.              None

Kilkenny Ann R.        Sr. V.P.              None

Lloyd, Judith H.       Sr. V.P.              None

McGregor, Jeffrey L.   Director, CEO,        None
                       President, COO

Meriwether, Jan        V.P.

Murphy, Robert F.      Sr. V.P.              None

O'Neill, Charles A.    Exec. V.P.            None

Palmer, Laura          V.P.                  None

Penitsch, Marilyn L.   Regional V.P.         None

Potter, Cheryl         Regional V.P.         None

Reed, Christopher B.   Regional V.P.         None

Ross, Gary J.          Regional V.P.         None

Scott, Michael W.      Sr. V.P.              None

Silver, Richard A.     Director, Treasurer,  Treasurer, CFO
                        CFO

Sorrells,              Sr. V.P.              None
 Elizabeth

Stern, Arthur O.      Clerk and             Secretary
                      Counsel, Dir.,
                      Chairman

VanEtten, Keith H.    V.P.                  None

Villanova, Paul       Regional V.P.         None

Wallace, John         V.P.                  None

--------------------------
* The address for each individual is One Financial Center, Boston, MA
02111.



Item 30.   Location of Accounts and Records

        Registrant's accounts and records required to be maintained by Section 31(a) of the Investment
        Company Act of 1940 and the Rules thereunder are in the physical possession of the following:

        Registrant
        Rule 31a-1(b),(4)
        Rule 31a-2(a),(1)

        Colonial Management Associates, Inc.
        One Financial Center, Boston, Massachusetts  02111
        Rule 31a-1(b), (1), (2), (3), (5), (6), (7), (8),
        (9), (10), (11), (12)
        Rule 31a-1(d),(f)
        Rule 31a-2(a),(1),(2),(c),(e)

        Colonial Investment Services, Inc.
        One Financial Center, Boston, Massachusetts  02111
        Rule 31a-1(d)
        Rule 31a-2(c)

        UMB, n.a. (formerly United Missouri Bank, n.a.)
        (CHYMF, CTEF, CTEIF, CTEMMF, CITEF, CSTTEF)
        928 Grand Avenue, Kansas City, Missouri 64106
        Rule 31a-1(b),(2),(3)
        Rule 31a-2(a),(2)

        Boston Safe Deposit and Trust Company (CUF)
        One Boston Place, Boston, Massachusetts 02108
        Rule 31a-1(b),(2),(3)
        Rule 31a-2(a),(2)

        Colonial Investors Service Center, Inc.
        P.O. Box 1722, Boston, Massachusetts 02105-1722
        Rule 31a-1(b),(2)
        Rule 31a-2(a),(2)

Item 31.   Management Services

        See Item 5(c), Part A and Item 16(d), Part B.

Item 32.   Undertakings

        (a) The Registrant hereby undertakes to file a post-effective amendment using financial statements which need not be certified, within four to six months from the effective date of Registrant's Registration Statement under the Securities Act of 1933.

        (b) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the record holders of not less than 10 per cent of the Registrant's outstanding shares and to assist its shareholders in the communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940.

        (c)  [deleted]

        (d)  [deleted]

        (e)  [deleted]

Part C of Post-Effective Amendment No. 41 filed with the
Commission on September 25, 1995 (Colonial Municipal Money Market Fund), is incorporated herein in its entirety by reference.


                             NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of Colonial Trust IV (Trust) is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement is not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                           SIGNATURES
   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Colonial Trust IV, certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) and has duly caused this Post-Effective Amendment No. 42 to its Registration Statement under the Securities Act of 1933 and Amendment No. 40 to its Registration Statement under the Investment Company Act of 1940, to be signed in this City of Boston in the Commonwealth of Massachusetts on this 22nd day of March, 1996.

                              COLONIAL TRUST IV



                              By: /s/ HAROLD W. COGGER
                                      ---------------------------
                                      Harold W. Cogger, President

   Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                    TITLE             DATE


/s/   HAROLD W. COGGER        President         March 22, 1996
      ----------------
      Harold W. Cogger



/s/   RICHARD A. SILVER       Treasurer and     March 22, 1996
      -----------------       Chief Financial
      Richard A. Silver       Officer


/s/   PETER L. LYDECKER       Controller        March 22, 1996
      -----------------
      Peter L. Lydecker

/s/   ROBERT J. BIRNBAUM      Trustee
      ------------------
      Robert J. Birnbaum

/s/   TOM BLEASDALE           Trustee
      -------------
      Tom Bleasdale

/s/   LORA S. COLLINS         Trustee
      ---------------
      Lora S. Collins

/s/   JAMES E. GRINNELL       Trustee
      -----------------
      James E. Grinnell

/s/   WILLIAM D. IRELAND, Jr. Trustee       /s/   MICHAEL H. KOONCE
      -----------------------                     -----------------
      William D. Ireland,                         Michael H. Koonce
                                                  Attorney-in-fact
/s/   RICHARD W. LOWRY        Trustee             For each Trustee
      ----------------                            March 22, 1996
      Richard W. Lowry

/s/   WILLIAM E. MAYER        Trustee
      ----------------
      William E. Mayer

/s/   JAMES L. MOODY, JR.     Trustee
      -------------------
      James L. Moody, Jr.

/s/   JOHN J. NEUHAUSER       Trustee
      -----------------
      John J. Neuhauser

/s/   GEORGE L. SHINN         Trustee
      ---------------
      George L. Shinn

/s/   ROBERT L. SULLIVAN      Trustee
      ------------------
      Robert L. Sullivan

/s/   SINCLAIR WEEKS, JR.     Trustee
      -------------------
      Sinclair Weeks, Jr.

                                     EXHIBIT INDEX

  2.(a)        Amended By-Laws (2/16/96)
  5.(a)        Management Agreement (CTEF, CTEIF, CHYMF)
  5.(a)(1)     Amendment No. 2 to Management Agreement (CTEF, CTEIF, CHYMF)
  5.(a)(2)     Management Agreement (CUF)
  5.(a)(4)     Management Agreement (CITEF)
  5.(a)(5)     Management Agreement (CSTTEF)
  9.(a)(1)     Amendment No. 5 to Schedule A to the Amended and Restated
               Shareholders' Servicing and Transfer Agent Agreement
  11.(a)       Consent of Independent Accountants (CTEF, CTEIF, CUF, CHYMF)
  11.(a)(ii)   Consent of Independent Accountants (CITEF, CSTTEF)
  16.(a)(1)    Calculation of Performance Information (CTEF)
  16.(a)(2)    Calculation of Yield (CTEF)
  16.(b)(1)    Calculation of Performance Information (CTEIF)
  16.(b)(2)    Calculation of Yield (CTEIF)
  16.(c)(1)    Calculation of Performance Information (CUF)
  16.(c)(2)    Calculation of Yield (CUF)
  16.(e)(1)    Calculation of Performance Information (CHYMF)
  16.(e)(2)    Calculation of Yield (CHYMF)
  16.(f)(1)    Calculation of Performance Information (CITEF)
  16.(f)(2)    Calculation of Yield (CITEF)
  16.(g)(1)    Calculation of Performance Information (CSTTEF)
  16.(g)(2)    Calculation of Yield (CSTTEF)
  17.(a)       Financial Data Schedule (Class A) (CTEF)
  17.(b)       Financial Data Schedule (Class B) (CTEF)
  17.(c)       Financial Data Schedule (Class A) (CTEIF)
  17.(d)       Financial Data Schedule (Class B) (CTEIF)
  17.(e)       Financial Data Schedule (Class A) (CUF)
  17.(f)       Financial Data Schedule (Class B) (CUF)
  17.(i)       Financial Data Schedule (Class A) (CHYMF)
  17.(j)       Financial Data Schedule (Class B) (CHYMF)
  17.(k)       Financial Data Schedule (Class A) (CITEF)
  17.(l)       Financial Data Schedule (Class B) (CITEF)
  17.(m)       Financial Data Schedule (Class A) (CSTTEF)
  18.          Power of Attorney for:  Robert J. Birnbaum, Tom Bleasdale,
               Lora S. Collins, James E. Grinnell, William D. Ireland, Jr.,
               Richard W. Lowry, William E. Mayer, James L. Moody, Jr.,
               John J. Neuhauser, George L. Shinn, Robert L. Sullivan and
               Sinclair Weeks, Jr.